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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21475
                                   ---------

                              Tamarack Funds Trust
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               (Exact name of registrant as specified in charter)

          100 S. Fifth Street, Suite 2300, Minneapolis, MN 55402-1240
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               (Address of principal executive offices) (Zip code)

           Bisys Fund Services, 3435 Stelzer Road, Columbus, OH 43219
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (614) 470-8000
                                                     --------------

Date of fiscal year end:  9/30/04
                          -------

Date of reporting period:   9/30/04
                            -------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TAMARACK FUNDS
Annual Report                                                September 30, 2004









                                     [PHOTO]









LARGE CAP EQUITY

MID CAP EQUITY

SMALL CAP EQUITY

ENTERPRISE FUND

ENTERPRISE SMALL CAP FUND

VALUE FUND

MICROCAP VALUE FUND

SMALL CAP INTERNATIONAL FUND











                                                           [LOGO] TAMARACK FUNDS

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Tamarack Funds

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ABOUT YOUR ANNUAL REPORT

This annual report includes detailed information regarding your Fund's performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: How has my Fund performed against its benchmark both in the last year and over the last ten years (or since inception if less than ten years)? What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?

The Tamarack Funds compare their performance against widely used market indices, depending on the market sector or investment style of the particular fund. These indices include the S&P 500 and Russell 2000.

We hope the financial information presented, as well as the discussion and analysis from your portfolio manager(s), will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.tamarackfunds.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund's website at www.tamarackfunds.com; and (iii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
(i) on the Fund's website at www.tamarackfunds.com; and (ii) on the Commission's website at http://www.sec.gov.

A schedule of each Fund's portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.
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TABLE OF CONTENTS

Shareholder Letter ..............................................    1
Letter from the CIO of Equities .................................    2
Equity Portfolio Managers .......................................    4
Performance Summary .............................................    7
Large Cap Equity Fund
- Management Discussion and Analysis ............................   10
Mid Cap Equity Fund
- Management Discussion and Analysis ............................   12
Small Cap Equity Fund
- Management Discussion and Analysis ............................   14
Enterprise Fund
- Management Discussion and Analysis ............................   16
Enterprise Small Cap Fund
- Management Discussion and Analysis ............................   18
Value Fund
- Management Discussion and Analysis ............................   20
Microcap Value Fund
- Management Discussion and Analysis ............................   22
Small Cap International Fund
- Management Discussion and Analysis ............................   24
Financial Statements
- Statements of Assets and Liabilities ..........................   26
- Statements of Operations ......................................   32
- Statements of Changes in Net Assets ...........................   40
Financial Highlights ............................................   50
Notes to Financial Statements ...................................   66
Schedules of Investments ........................................   82
Report of Independent Registered Public Accounting Firm .........   99
Management ......................................................  100
Share Class Information .........................................  103
Supplemental Information ........................................  104

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SHAREHOLDER LETTER
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To Our Shareholders

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Enclosed is the first annual report as of the new Tamarack Funds' year-end of September 30th. This report includes information on all of the Tamarack equity funds as of that date. Despite the many changes over the past year, your Fund equity team continues unchanged and our relationship with Babson Capital Management as subadvisor for the value style equity Funds remains in place. The Tamarack equity funds include both growth and value investing styles and focus on market capitalization sectors ranging from micro cap to large cap. At the Tamarack Funds we believe it is important for prudent investors to be diversified in both style and size as this not only allows investors to participate in positive returns for those market sectors in favor, but also provides protection against the downturns experienced by styles not currently being rewarded by the market. The past twelve months have given all of us ample evidence of the volatility of U.S. equity markets. This volatility amid ambiguous economic news, U.S. election year politics and global uncertainty over war and terrorism has only emphasized the importance of diversified investing with a long-term perspective. We also believe diversified investing should include fixed income securities. For a full overview of the Tamarack Funds, please visit our website at www.tamarackfunds.com.

This annual report includes detailed information as to the performance of your Fund(s), as well as commentary from each Fund portfolio manager and a message from the Tamarack Chief Investment Officer of Equities. This information is prepared to provide you with information as to your Fund(s)' performance relative to its market sector as well as a review of your Fund(s)' expenses. We encourage you to review this information and hope you will find it helpful. Our next shareholder report to you will be in six months, as of March 31, 2005. However, daily return information, monthly updates on top ten holdings, and detailed quarterly updates on the Tamarack Funds are posted on our website. You may also call the Funds' toll-free number at (800) 422-2766 for assistance with your questions. We know that your investment in the Tamarack Funds is important to you. We value the trust you have placed in us and will continue our efforts to provide you with solid risk-balanced returns.

Sincerely,

/s/ Jennifer Lammers

Jennifer Lammers
President, Tamarack Funds

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LETTER FROM THE CIO OF EQUITIES
================================================================================

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In the past few months, investors have been strongly reminded that market trends can shift dramatically and without much fanfare. As of the quarter ended September 30, 2004, and for the second consecutive quarter, larger capitalization stocks (Russell 1000 Index: -1.8%, Russell Midcap Index: -0.8%) fared better than smaller capitalization issues (Russell 2000 Index: -2.9%). In addition, value stocks outperformed growth across all market capitalizations for the quarter, which now means value stocks have dominated growth for 1, 3 and 5 year periods ending September. What a difference a few years can make; in the late 1990s, investors clamored to own growth stocks, as evidenced by Russell Index performance from September 1998-March 2000, where growth stocks returned +52.3% versus value returning +19.7%. Recent trends just further underline the importance to investors of diversifying their portfolios between both growth and value stocks.

Longer term, we believe that the outlook for both growth and value stocks continues to be quite favorable despite the near-term concerns regarding higher energy prices, rising interest rates, terrorism, the war in Iraq and the outcome of the U.S. Presidential election. In the meantime, investors may languish on the sidelines until economic indicators are less cloudy. Given this backdrop, savvy investors should take a long-term approach to investing, with an emphasis on strong stock selection and diversification. When evaluating the long-term direction of stock prices, one approach investors can take is to consider earnings and P/E multiples. With the market's performance in 2004, valuations, specifically current P/Es, seem more appropriate. The current P/E (based on 12-month forward estimates) for the S&P 500 is 15.6x, indicating that the overall market is now fairly valued based on historical metrics. The average over the past 25 years is 15x. Relatively stable P/Es generally mean that earnings growth will be the primary long-term driver of stock prices. Accordingly, we believe that a positive earnings outlook is critical if U.S. equity markets are going to rally further. Economic fundamentals do seem to support further gains in profits, although the gains are not going to be quite as spectacular. Corporate profit growth has decelerated from the 20% expected for calendar year 2004 to 12% expected in 2005. As the profit cycle continues to decelerate, history suggests investors emphasizing higher quality issues (those exhibiting strong fundamental profitability) in their portfolio will be rewarded.

Further, the inflationary environment remains benign. Core CPI, one inflation measure, has eked out increases of just 0.1% per month this summer, which suggests the Federal Reserve's move to normalize the absolute level of interest rates will continue to be gradual. It is therefore worth noting that as the Federal Reserve gradually moves toward a more neutral short-term rate and bond yields rise (and therefore bond prices fall), stocks are likely to continue outperforming both bonds and cash over the next 12 to 18 months.

================================================================================
LETTER FROM THE CIO OF EQUITIES (cont.)
================================================================================

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In conclusion, nothing is certain when it comes to investing. Whether markets rise or decline, the prudent investor should own a diversified portfolio of high quality, cash flow rich companies that provide longer-term investment opportunities regardless of near-term market conditions. This past twelve-month time frame has clearly been a very good example of the need to be invested in various asset types and sizes.

/s/ Nancy M. Scinto

Nancy M. Scinto                                                 [PHOTO]
Tamarack Funds Chief Investment Officer
Equity Products

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EQUITY PORTFOLIO MANAGERS
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Voyageur Asset Management employs a team approach to the management of Large Cap Equity Fund, Mid Cap Equity Fund and Small Cap Equity Fund, with no individual team member being solely responsible for investment decisions.

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NANCY M. SCINTO
TAMARACK FUNDS CHIEF INVESTMENT OFFICER, EQUITY PRODUCTS.
MANAGING DIRECTOR, DIRECTOR OF RESEARCH, SENIOR PORTFOLIO MANAGER.
Nancy Scinto joined Voyageur in 1999 from Chicago Trust Company where she managed institutional accounts and was co-manager of the five-star Alleghany/Chicago Growth and Income Fund. She began her career in the investment industry in 1984 and has held various positions including personal trust, equity trader, senior equity analyst and senior portfolio manager. Nancy leads the Voyageur growth equity research efforts as Director of Research. She is also the Chief Investment Officer, Equity Products for the Tamarack Funds. Nancy holds a BA from Governors State University and an MBA from DePaul University. She is also a member of the Investment Analysts Society of Chicago.

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DAVID J. COX, CFA
MANAGING DIRECTOR, DIRECTOR OF EQUITY INVESTMENTS, SENIOR PORTFOLIO MANAGER. David Cox has been in the investment industry since 1984. He received his MBA from Indiana University, his BS from the University of Illinois and is a CFA charterholder. David is a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research.

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STEVEN A. RUSNAK, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER.
Steven Rusnak provides the Voyageur growth equity team with his skills in fundamental equity research over a diverse group of industries from financials to health care. He has been in the investment industry since 1985. Steven received his MBA and BA from the University of Michigan and is a CFA charterholder. He is a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research.

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KENNETH A. TYSZKO, CPA, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER.
Kenneth Tyszko has been the portfolio manager for the small cap growth equity product since its inception in 1995. He has been in the investment industry since 1984. Kenneth received his BS from the University of Illinois and is both a CFA charterholder and a Certified Public Accountant. He is a member of the Illinois CPA Society, the Investment Analysts Society of Chicago and the Association for Investment Management and Research.

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EQUITY PORTFOLIO MANAGERS
================================================================================

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FORBES L. WATSON
VICE PRESIDENT, PORTFOLIO MANAGER.
Forbes Watson serves as a portfolio manager for Voyageur's small cap growth equity strategy. He has been in the investment industry since 1981. Forbes received his MBA from Millsaps College and his BA from the University of North Texas. He is a member of the North Carolina Society for Financial Analysts and the Association for Investment Management and Research.

Voyageur Asset Management employs, at its own expense, Babson Capital Management LLC as sub-advisor to provide day-to-day portfolio management for the Enterprise, Enterprise Small Cap, Value and Microcap Value Funds and Denver Investment Advisors LLC as sub-advisor to provide day-to-day portfolio management for the Small Cap International Fund.

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ENTERPRISE FUND AND
ENTERPRISE SMALL CAP FUND

RENIE K. HEEBNER, CFA
MANAGING DIRECTOR, PORTFOLIO MANAGER.
Renie Heebner is co-portfolio manager for Enterprise Fund and is also an equity analyst specializing in microcap stocks. Renie began her career in the investment industry in 1982. Prior to joining Babson in 1987, she served in the investment department of New England Mutual Life Insurance Company. She holds a BA from Middlebury College and is a CFA charterholder. Renie is also a member of the Boston Security Analysts Society.

LANCE F. JAMES
MANAGING DIRECTOR, PORTFOLIO MANAGER.
Lance James is co-portfolio manager of Enterprise Fund and portfolio manager of Enterprise Small Cap Fund. Lance began his career in the investment industry in 1980. Prior to joining Babson in 1986, he spent time at Rockwell International Corporation, EBF Associates of Boston and later at Hewitt Associates. Lance holds an AB from Princeton University and an MBA from the Wharton School at the University of Pennsylvania.

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MICROCAP VALUE FUND AND
VALUE FUND

ANTHONY M. MARAMARCO, PHD, CFA
MANAGING DIRECTOR, PORTFOLIO MANAGER.
Anthony Maramarco is co-head of the large cap value team and portfolio manager for Microcap Value Fund. He is also responsible for portfolio management of the large cap value strategy. Tony began his career in the investment industry in 1981. Prior to joining Babson in 1985, he was an analyst at Connecticut National Bank. Tony holds a BA from Colby College, an MA/PhD from the University of Chicago and an MBA from Rensselaer Polytechnic Institute. He is a CFA charterholder and a member of the Boston Security Analysts Society, the Hartford Society of Financial Analysts and is a former regional director of the Financial Analyst Federation (AIMR).

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EQUITY PORTFOLIO MANAGERS
================================================================================

MICHAEL P. STACK, CFA
MANAGING DIRECTOR, PORTFOLIO MANAGER.
Mike Stack is co-head of the large cap value team. He is also responsible for portfolio management of the large cap value strategy. Prior to joining Babson in 2002, Mike was employed by Putnam Investments where he was a Senior Vice President and senior portfolio manager. Prior to Putnam, he spent time at Independence Investment Associates, National Life Investment Management and General Electric Corp. Mike holds a BS and MS in Finance from Fairfield University and is a CFA charterholder.

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SMALL CAP INTERNATIONAL FUND

ADAM SCHOR, CFA
PORTFOLIO MANAGER.
Adam Schor is responsible for management of Small Cap International Fund. He began his career in the investment industry in 1989. Adam's investment experience includes visiting and investing in companies throughout the world. Adam joined Bee & Associates (currently a division of Denver Investment Advisors LLC) in 1997. Prior to that, he worked at Harris Associates from 1993 to 1997. Prior to Harris Associates, Adam worked at the State of Wisconsin Investment Board and American Family Insurance Group. He graduated from the University of Wisconsin with an MBA and has a BA in Journalism from Northwestern University. Adam is a CFA charterholder.

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KEVIN BECK, CFA
EQUITY ANALYST, PORTFOLIO MANAGER.
Kevin Beck began his career in the investment industry in 1993 and is an analyst for Small Cap International Fund. He joined Bee & Associates in 2000 from Robert Fleming Inc., where he was a regional equity analyst in their Rio de Janeiro office. Kevin's prior investment experience includes American Family Insurance and Harris Associates. He graduated from the University of Wisconsin with an MBA and has a BS from Indiana University. Kevin is a CFA charterholder.

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JOHN C. FENLEY, CFA
PORTFOLIO MANAGER.
John Fenley began his career in the investment industry in 1990 and serves as a portfolio manager for Small Cap International Fund. John joined Bee & Associates in 2000 from Hansberger Global Investors where he was the lead portfolio manager and portfolio team member responsible for over $1 billion in assets of international, global and small-cap mandates for institutional clients and mutual funds. Prior to that he worked as a portfolio manager and analyst at Sun Trust and at Fifth Third Bancorp. John received his MBA from Duke University's Fuqua School of Business and has a BA in Economics with a minor in Sociology from Vanderbilt University. John is also a CFA charterholder.

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PERFORMANCE SUMMARY
================================================================================

Total Returns as of September 30, 2004

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TAMARACK LARGE CAP EQUITY FUND

                                                                                                   SINCE
                                         1 YEAR        3 YEAR        5 YEAR       10 YEAR      INCEPTION (a)
                                       -----------   -----------   -----------   -----------   -------------
Class A (i)
-  Including Maximum Sales
   Charge of 5.75%                        3.02%        -1.32%        -5.68%        5.86%            7.29%
-  At Net Asset Value                     9.29%         0.65%        -4.55%        6.49%            7.75%
Class C (j)
-  Including Contingent Deferred
   Sales Charge of 1.00%                  7.51%        -0.10%        -5.26%        5.70%            6.94%
-  At Net Asset Value                     8.51%        -0.10%        -5.26%        5.70%            6.94%
Class I (i)                               9.56%         0.84%        -4.32%        6.79%            8.12%
Class R (j)                               9.03%         0.40%        -4.79%        6.23%            7.48%
Class S (k)                               9.56%         0.84%        -4.32%        6.79%            8.12%
S&P 500 Index*                           13.86%         4.04%        -1.31%       11.08%           11.31%
Russell 1000 Growth Index*                7.51%         1.61%        -6.78%        8.71%              N/A


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TAMARACK MID CAP EQUITY FUND

                                                                                                    SINCE
                                          1 YEAR        3 YEAR        5 YEAR       10 YEAR      INCEPTION (b)
                                        -----------   -----------   -----------   -----------   -------------
Class A (i)
-  Including Maximum Sales
   Charge of 5.75%                         1.31%        4.93%         5.97%        12.07%          12.76%
-  At Net Asset Value                      7.53%        7.02%         7.23%        12.74%          13.25%
Class C (j)
-  Including Contingent Deferred
   Sales Charge of 1.00%                   5.72%        6.22%         6.43%        11.90%          12.41%
-  At Net Asset Value                      6.72%        6.22%         6.43%        11.90%          12.41%
Class I (i)                                7.66%        7.27%         7.53%        13.03%          13.61%
Class R (j)                                7.20%        6.73%         6.95%        12.46%          12.97%
Class S (k)                                7.66%        7.27%         7.53%        13.03%          13.61%
S&P Midcap 400 Index*                     17.55%       12.42%        10.51%        14.48%          14.09%
S&P Midcap 400/Barra Growth Index*        11.73%        9.49%         6.71%        13.66%          13.16%

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TAMARACK SMALL CAP EQUITY FUND

                                                                                   SINCE
                                          1 YEAR       3 YEAR        5 YEAR    INCEPTION (c)
                                         --------     --------      --------   -------------
Class A (i)
-  Including Maximum Sales
   Charge of 5.75%                        10.51%       10.10%         5.52%        11.25%
-  At Net Asset Value                     17.28%       12.28%         6.78%        11.92%
Class C (j)
-  Including Contingent Deferred
   Sales Charge of 1.00%                  15.46%       11.46%         6.00%        11.09%
-  At Net Asset Value                     16.46%       11.46%         6.00%        11.09%
Class I (i)                               17.53%       12.52%         7.02%        12.24%
Class R (j)                               16.95%       11.99%         6.51%        11.64%
Class S (k)                               17.53%       12.52%         7.02%        12.24%
Russell 2000 Index*                       18.77%       13.71%         7.41%        10.35%
S&P Small Cap 600 Index*                  24.58%       15.78%        11.49%        13.25%
Russell 2000 Growth Index*                11.92%        9.09%        -0.68%         5.77%

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================================================================================
PERFORMANCE SUMMARY
================================================================================

TAMARACK ENTERPRISE FUND

                                                                                                  SINCE
                                        1 YEAR        3 YEAR        5 YEAR       10 YEAR      INCEPTION (d)
                                     -----------   -----------   -----------   -----------    -------------
Class A (l)
-   Including Maximum Sales
    Charge of 5.75%                      15.83%        17.14%        15.74%        12.07%        12.38%
-   At Net Asset Value                   22.90%        19.48%        17.12%        12.74%        12.70%
Class C (l)
-   Including Contingent Deferred
    Sales Charge of 1.00%                21.04%        18.61%        16.26%        11.91%        11.87%
-   At Net Asset Value                   22.04%        18.61%        16.26%        11.91%        11.87%
Class I (m)                              23.27%        19.80%        17.42%        13.02%        12.99%
Class R (l)                              22.58%        19.17%        16.82%        12.46%        12.42%
Class S                                  23.27%        19.80%        17.42%        13.02%        12.99%
Russell 2000 Value Index*                25.66%        17.69%        14.71%        13.41%        12.77%
Russell 2000 Index*                      18.77%        13.71%         7.41%         9.87%         9.85%

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TAMARACK ENTERPRISE SMALL CAP FUND

                                                                                                  SINCE
                                        1 YEAR        3 YEAR        5 YEAR       10 YEAR      INCEPTION (e)
                                     -----------   -----------   -----------   -----------    -------------
Class A (l)
-   Including Maximum Sales
    Charge of 5.75%                      16.48%        13.43%        10.33%        11.72%        11.71%
-   At Net Asset Value                   23.61%        15.69%        11.65%        12.38%        12.21%
Class C (l)
-   Including Contingent Deferred
    Sales Charge of 1.00%                21.65%        14.81%        10.81%        11.55%        11.37%
-   At Net Asset Value                   22.65%        14.81%        10.81%        11.55%        11.37%
Class R (l)                              23.25%        15.38%        11.36%        12.10%        11.93%
Class S                                  23.89%        15.97%        11.92%        12.66%        12.49%
Russell 2000 Index*                      18.77%        13.71%         7.41%         9.87%        11.08%

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TAMARACK VALUE FUND

                                                                                                  SINCE
                                         1 YEAR       3 YEAR       5 YEAR        10 YEAR       INCEPTION (f)
                                      -----------   ----------   ----------     ---------      -------------
Class A (l)
-   Including Maximum Sales
    Charge of 5.75%                      11.20%        3.65%         2.31%          8.92%        11.57%
-   At Net Asset Value                   17.99%        5.72%         3.53%          9.57%        11.90%
Class C (l)
-   Including Contingent Deferred
    Sales Charge of 1.00%                16.08%        4.92%         2.76%          8.75%        11.06%
-   At Net Asset Value                   17.08%        4.92%         2.76%          8.75%        11.06%
Class R (l)                              17.67%        5.44%         3.27%          9.29%        11.62%
Class S                                  18.25%        5.97%         3.79%          9.84%        12.18%
Russell 1000 Value Index*                20.52%        7.57%         4.31%         12.53%        13.46%
S&P 500 Index*                           13.86%        4.04%        -1.31%         11.08%        12.82%
S&P 500/Barra Value Index*               20.47%        5.83%         2.30%         11.10%        12.72%

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================================================================================
PERFORMANCE SUMMARY
================================================================================

TAMARACK MICROCAP VALUE FUND

                                                                                                 SINCE
                                         1 YEAR        3 YEAR        5 YEAR        10 YEAR    INCEPTION (g)
                                       -----------   -----------   -----------   -----------  -------------
Class A (l)
-   Including Maximum Sales
    Charge of 5.75%                      18.27%        15.50%        13.98%        13.31%        10.02%
-   At Net Asset Value                   25.49%        17.79%        15.33%        13.99%        10.40%
Class C (l)
-   Including Contingent Deferred
    Sales Charge of 1.00%                23.58%        16.92%        14.48%        13.14%         9.58%
-   At Net Asset Value                   24.58%        16.92%        14.48%        13.14%         9.58%
Class R (l)                              25.18%        17.50%        15.05%        13.71%        10.12%
Class S                                  25.86%        18.10%        15.63%        14.28%        10.68%
Russell 2000 Value Index*                25.66%        17.69%        14.71%        13.41%        11.66%
Russell 2000 Index*                      18.77%        13.71%         7.41%         9.87%         8.91%

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TAMARACK SMALL CAP INTERNATIONAL FUND

                                                                      SINCE
                                        1 YEAR       3 YEAR       INCEPTION (h)
                                       --------     --------      -------------
Class A (l)
-   Including Maximum Sales
    Charge of 5.75%                       5.57%       11.69%         -0.74%
-   At Net Asset Value                   11.96%       13.93%          0.83%
Class C (l)
-   Including Contingent Deferred
    Sales Charge of 1.00%                10.16%       13.09%          0.08%
-   At Net Asset Value                   11.16%       13.09%          0.08%
Class R (l)                              11.69%       13.65%          0.58%
Class S                                  12.23%       14.21%          1.08%
MSCI EAFE Small-Cap Index*               24.38%       18.27%          8.73%

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Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted.
*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities. Index returns are calculated on a monthly basis, but do not include sales fees or operating expenses. You cannot invest directly in indices.
(a) The since inception date (commencement of operations) of the Fund is December 31, 1990.
(b) The since inception date (commencement of operations) of the Fund is December 31, 1990.
(c) The since inception date (commencement of operations) of the Fund is January 1, 1995.
(d) The since inception date (commencement of operations) of the Fund is December 2, 1983.
(e) The since inception date (commencement of operations) of the Fund is August 5, 1991.
(f) The since inception date (commencement of operations) of the Fund is September 30, 1984.
(g) The since inception date (commencement of operations) of the Fund is September 10, 1987.
(h) The since inception date (commencement of operations) of the Fund is December 19, 2000.
(i) The performance in the table reflects the performance of the former RBC Funds, the predecessors to the Tamarack Funds. The quoted performance of the Funds include the performance of a common trust fund ("CTF") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating prior to the Fund's commencement of operations (October 1, 1996 for the Large Cap Equity Fund, June 1, 1994 for the Mid Cap Equity Fund, and May 2, 1997 for the Small Cap Equity Fund), as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. Each CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If each CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).
(j) The inception date for Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class C shares).
(k) The inception date for Class S of the Fund is April 19, 2004. All performance shown for this class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class S.
(l) The inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares).
(m) The inception date for Class I shares of the Fund is September 30, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class I shares, as applicable.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Large Cap Equity Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

The end of the Tamarack Large Cap Equity Fund's fiscal year ended September 30, 2004, brings to a close an unstable period for U.S. equity markets. From October 2003 through June 2004 U.S. equity indices were positive, reflecting general optimism as to improving U.S. economic conditions. However, investor sentiment turned extremely cautious in summer 2004. Investor concern about economic growth was triggered by higher oil prices and the effect these would have on corporate profits and consumer budgets. Consequently, investors became sellers and U.S. equity indices concluded the quarter in negative territory with the S&P 500 experiencing its first quarterly decline in a year and a half, falling 1.9%. The Dow average declined 2.9% and the NASDAQ Composite Index shed 7.4%, despite a late summer rally from mid-August lows.

--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Large Cap Equity Fund's total return during the 12-month period ending September 30, 2004 was +9.3% (Class A shares). This return compares favorably to +7.5% for the Russell 1000 Growth Index, although it was behind the total return of +13.9% for the S&P 500 Index. Over the past year the market has rewarded small, low quality (as measured by 10 year profitability record) value issues. Our focus, however, is on high quality, fundamentally driven stocks. Despite this difference, our good stock selection has allowed us to participate in the market's growth over the past year. Our performance was helped by being overweight versus our benchmarks in the Consumer Discretionary sector with our holdings of eBay, Starbucks, and Carnival Cruise driving performance. Our overweight position in Technology, along with careful stock selection, also helped the Fund with stocks such as Symantec, Adobe, and Dell adding to performance. We also kept our holdings lower than both benchmarks in the Energy, Utility and Materials sectors, after not finding stocks that met our high quality growth bias. In this market environment these sectors were high performers, however, and our lower holdings also contributed to our underperformance.

--------------------------------------------------------------------------------

OUTLOOK

Longer term, we continue to believe that the outlook for stocks continues to be quite favorable despite significant short-term uncertainty. Investors' concerns clearly focus on several economic and political factors, including higher energy costs, rising interest rates, the outcome of the war in Iraq and the U.S. Presidential election. We expect that U.S. equity prices will remain volatile until economic indicators become stronger and the U.S. Presidential election is over.


Over the near-term, we continue to favor Consumer, Health Care, and select Technology names. The weakest market area, Technology, may continue to experience aftershocks from the bubble deflating. However, through careful stock selection there are exceptions. The exceptions would be those companies in niche markets, dominant players or those companies offering technology improvements. Our philosophy remains simple: own a diversified portfolio of companies with proven track records of profitability and cash flow that provide longer-term investment opportunities regardless of short-term market conditions.

                                    [PHOTO]

                                Nancy M. Scinto
                               Managing Director

                                    [PHOTO]

                             Steven A. Rusnak, CFA
                                 Vice President

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Large Cap Equity Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation.

--------------------------------------------------------------------------------

BENCHMARK

S&P 500 Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

         [PIE CHART]                       TOP FIVE INDUSTRIES
                                           Information Technology       23.6%
Common Stocks                              Consumer Discretionary       17.2%
99.2%                                      Healthcare                   17.0%
Investment Companies                       Financials                   15.4%
0.8%                                       Industrials                  10.1%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/04)
(% OF FUND'S NET ASSETS)

Symantec Corp.               4.84%         Dell, Inc.                   2.99%
Danaher Corp.                3.60%         Adobe Systems, Inc.          2.96%
First Data Corp.             3.45%         Kohl's Corp.                 2.96%
General Electric Co.         3.31%         Medtronic, Inc.              2.94%
Ecolab, Inc.                 3.04%         AFLAC, Inc.                  2.94%

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

(DOLLARS IN THOUSANDS)
                                                   S&P 500
                                     CLASS A        INDEX
                                     -------     ----------
                     9/30/1994       $ 9,425     $10,000.00
                     3/31/1995         9,724       10970.74
                     9/30/1995        10,958       12970.80
                     3/31/1996        12,283       14488.98
                     9/30/1996        13,123       15606.52
                     3/31/1997        14,242       17360.47
                     9/30/1997        17,275       21915.49
                     3/31/1998        19,095       25687.14
                     9/30/1998        16,879       23906.02
                     3/31/1999        22,105       30436.04
                     9/30/1999        22,315       30548.39
                     3/31/2000        26,744       35893.77
                     9/30/2000        25,125       34601.79
                     3/31/2001        19,893       28117.14
                     9/30/2001        17,341       25394.86
                     3/31/2002        18,896       28185.75
                     9/30/2002        13,573       20196.82
                     3/31/2003        13,939       21208.86
                     9/30/2003        16,176       25119.54
                     3/31/2004        18,090       28653.10
                     9/30/2004        17,679       28600.84

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The Fund's maximum sales charge is 5.75%. The quoted performance of the Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on October 1, 1996. On that date, the assets of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which was 1.00% of average daily net assets for Class A. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Mid Cap Equity Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

Caution appeared to be the prevailing word for the 12-month period ended September 30, 2004. Investors became sellers in the first half of the quarter based on concerns that the U.S. economy had hit a "soft patch" of slow growth. The slowdown in growth is being largely attributed to the specter of higher oil prices, with prices briefly touching a high of $50.47 per barrel. This resurrected fears about the outlook for corporate profits and consumer budgets, consequently helping to undermine equity market performance in the period and leading investors to question whether an ongoing rally is sustainable. U.S. equity indices concluded the quarter in negative territory with the S&P 500 experiencing its first quarterly decline in a year and a half.

--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Mid Cap Equity Fund's total return during the 12-month period ending September 30, 2004 was +7.5% (Class A shares), compared to a total return of +17.6% for the S&P 400 MidCap Index and +13.7% for the Russell MidCap Growth Index.

With the markets' continued focus on low quality company stocks and a significant value style bias, we were not able to keep pace with market indices for this period. Our focus on strong fundamentally driven, high quality stocks allowed us to participate in the markets' strength over the past 12 months, but not overcome the market's short-term bias. Our performance was hurt by our underweight positions in the high performing Energy, Utility and Materials sectors. Performance in the more traditional growth sectors; Health Care, Technology, and Consumer Discretionary, has lagged significantly over this time period. Our holdings in Symantec, Fisher Scientific, and Expeditor's International helped boost portfolio returns over the past 12 months.

--------------------------------------------------------------------------------

OUTLOOK

Longer term, the outlook for mid-cap stocks continues to be quite favorable despite some near-term headwinds. The issues at the forefront of investor's minds have been well reported; higher energy costs, rising interest rates, terrorism and the outcome of the U.S. Presidential election. Equities may remain in a fairly wide trading range with investors languishing on the sidelines until further clarification of the various issues becomes available.


Voyageur's philosophy is to own a diversified portfolio of high quality, cash flow rich companies that provide longer-term investment opportunities regardless of near-term market conditions. Recent meetings with senior management of numerous companies have instilled confidence that fundamentals are strong and business momentum continues to improve. Over the near-term, we continue to favor Industrials, Consumer, Healthcare and select Technology names. The weakest market area, Technology, may continue to experience aftershocks from the bubble deflating. However, through careful stock selection there are exceptions. In our view, the exceptions likely would be those companies in niche markets, dominant players or those companies providing "new" technology. These are the types of companies owned in Voyageur portfolios. As of September 30, the mid-cap growth portfolio contains 44 stocks. Recent additions include: Aeropostale (specialty apparel retailer), Alberto Culver (personal care products), East West Bancorp (banking) and VCA Antech (animal health care).


                                    [PHOTO]

                               David J. Cox, CFA
                               Managing Director

                                    [PHOTO]

                                Forbes L. Watson
                                 Vice President

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Mid Cap Equity Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation.

--------------------------------------------------------------------------------

BENCHMARK

S&P Mid Cap 400 Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

          [PIE CHART]                      TOP FIVE INDUSTRIES
                                           Consumer Discretionary       23.9%
Common Stocks                              Healthcare                   19.5%
98.8%                                      Information Technology       17.7%
Investment Companies                       Industrials                  17.6%
1.2%                                       Financials                   11.6%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/04)
(% OF FUND'S NET ASSETS)

Investors Financial Services               Plantronics, Inc.            3.37%
  Corp.                      3.98%         Petsmart, Inc.               3.22%
Expeditors International                   CDW Corp.                    3.10%
 of Washington, Inc.         3.94%         SCP Pool Corp.               3.06%
Smith International, Inc.    3.60%         ChoicePoint, Inc.            3.03%
Whole Foods Market, Inc.     3.42%         Microchip Technology, Inc.   3.00%


--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

(DOLLARS IN THOUSANDS)
                                                 S&P MIDCAP
                                    CLASS A      400 INDEX
                                    -------      ----------
                   9/30/1994        $ 9,425      $10,000.00
                   3/31/1995         10,046       10,539.61
                   9/30/1995         11,727       12,577.22
                   3/31/1996         13,343       13,542.26
                   9/30/1996         13,942       14,337.96
                   3/31/1997         15,294       14,980.45
                   9/30/1997         19,201       19,944.69
                   3/31/1998         21,135       22,326.14
                   9/30/1998         18,167       18,686.74
                   3/31/1999         21,939       22,426.37
                   9/30/1999         22,060       23,451.14
                   3/31/2000         29,203       30,968.25
                   9/30/2000         31,591       33,585.56
                   3/31/2001         26,658       28,813.34
                   9/30/2001         25,508       27,204.03
                   3/31/2002         31,585       34,255.16
                   9/30/2002         23,608       25,926.64
                   3/31/2003         23,808       26,222.13
                   9/30/2003         29,078       32,877.09
                   3/31/2004         33,672       39,097.31
                   9/30/2004         31,267       38,647.93

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Small Cap Equity Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

The Fund had a good year for the 12 months ending September 30, 2004. Both the economy and corporate profits grew steadily during the 12 month period. Investors were heartened that corporate profits and earnings growth accelerated, while inflation, interest rates, and the unemployment rate remained relatively low and stable. As we moved into the third calendar quarter of 2004, stocks began to weaken as investors became concerned that the rate of Gross Domestic Product (GDP) and corporate earnings growth would start to decelerate. Lack of capital spending by corporations caused many sectors of the economy, particularly the Technology and Telecommunications sectors, to exhibit much less growth than was generally predicted. A sharp upward spike in energy prices, continued terrorism threats, and the uncertainty of a presidential election season also weighed negatively on investors' minds.

--------------------------------------------------------------------------------

PERFORMANCE

An expanding economy usually bodes well for small growth stocks, and this year was no exception. The Tamarack Small Cap Equity Fund's total return during the 12-month period ending September 30, 2004 was +17.28% (Class A shares), compared to a return of +11.9% for the Russell 2000 Growth Index and +18.8% for the Russell 2000 Index. Overall, this was the sixth consecutive year in which small stocks have outperformed large stocks.


The Fund's performance benefited somewhat from being under weighted in Technology stocks for the 12 month period, but greatly benefited from the specific security selection of the Technology stocks we did own. The best performing stocks in the Technology sector included Autodesk, Wind River Systems and Scansource. Other stocks showing nice price appreciation for the Fund were Shuffle Master (gaming equipment), Biosite (medical diagnostics), and Cooper Companies (contact lenses and women's health care). The Fund's performance was modestly hurt by security selection in the Consumer Discretionary and Healthcare sectors. The Fund ended the fiscal year with 62 stocks in the portfolio.

--------------------------------------------------------------------------------

OUTLOOK

On a near term basis, the sharp increase in energy prices may act as a drag on the economy. We are also aware that GDP growth in the year after a presidential election generally is weaker than normal. These two factors may cause stocks to fluctuate in a wider than normal trading range. Until the economic picture becomes clearer, we are not making any significant sector weighting bets. On a longer-term basis, buying and holding high quality companies with financial strength and consistent earnings growth, like those held in the Fund, should prove to be rewarding for investors.

                                    [PHOTO]

                          Kenneth A. Tyszko, CPA, CFA
                                Vice President

                                    [PHOTO]

                                Forbes L. Watson
                                 Vice President

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Small Cap Equity Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation.

--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)


           [PIE CHART]                     TOP FIVE INDUSTRIES
                                           Information Technology       24.3%
Common Stocks                              Healthcare                   22.6%
98.0%                                      Industrials                  16.0%
Investment Companies                       Consumer Discretionary       11.3%
2.0%                                       Financials                   10.4%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/04)
(% OF FUND'S NET ASSETS)

Zebra Technologies Corp.,                  Shuffle Master, Inc.         2.47%
  Class A                        3.64%     DRS Technologies, Inc.       2.45%
Cooper Cos., Inc. (The)          3.51%     ANSYS, Inc.                  2.39%
Knight Transportation, Inc.      2.98%     ScansSource, Inc.            2.33%
United Natural Foods, Inc.       2.93%     K-V Pharmaceutical Co.,
Simpson Manufacturing Co., Inc.  2.72%       Class A                    2.29%

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT SINCE INCEPTION

                                  [FLOW CHART]

(DOLLARS IN THOUSANDS)
                                                     RUSSELL
                                     CLASS A        2000 INDEX
                                     -------        ----------
                  12/31/1994         $ 9,425        $10,000.00
                   3/31/1995           9,934         10,461.69
                   9/30/1995          11,296         12,572.55
                   3/31/1996          12,143         13,500.53
                   9/30/1996          12,870         14,223.80
                   3/31/1997          13,413         14,190.03
                   9/30/1997          18,457         18,944.54
                   3/31/1998          20,710         20,151.92
                   9/30/1998          16,100         15,341.94
                   3/31/1999          18,118         16,876.17
                   9/30/1999          20,352         18,267.67
                   3/31/2000          23,474         23,169.85
                   9/30/2000          23,943         22,540.58
                   3/31/2001          21,597         19,618.38
                   9/30/2001          19,961         17,760.15
                   3/31/2002          24,811         22,361.71
                   9/30/2002          19,296         16,108.22
                   3/31/2003          19,378         16,332.03
                   9/30/2003          24,094         21,987.53
                   3/31/2004          27,580         26,757.09
                   9/30/2004          28,256         26,115.47

The graph reflects an initial investment of $10,000 since inception of January 1, 1995 and is based on Class A shares at net asset value. The Fund's maximum sales charge is 5.75%. The quoted performance of the Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on May 2, 1997. On that date, the assets of the Commingled Accounts were equivalent in all material aspects to those of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, their performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which was 1.50% of average daily net assets for Class A. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

The equity investment environment in late 2003 and early 2004 favored speculation, as the stocks of companies with weak profitability characteristics outperformed companies with more stable and predictable earnings. The market also favored small cap companies and those market sectors expected to do well during periods of economic recovery during this period.

Moving into 2004, the pace of economic recovery grew, but an employment picture featuring lackluster job growth provoked concerns, as did renewed fears of terrorism and rising oil prices. In the spring of 2004, investors began to embrace a more conservative investment posture, as short-term interest rates began to rise. During the third calendar quarter, investors began to seriously question the sustainability of the economic recovery, as spiraling oil prices, rising interest rates, an uncertain U.S. Presidential election, and mixed economic signals conspired to deteriorate equity market confidence. U.S. equity markets ended the Fund's fiscal year on a lackluster note featuring some strong economic and market fundamentals but continued concerns over uncertainty factors impacting market gains.

--------------------------------------------------------------------------------

PERFORMANCE

The Enterprise Fund realized strong results during the 12-month period ended September 30, 2004, returning +22.90% (Class A shares) capitalizing on favorable investor sentiment for small cap stocks during the first half of the period. The Fund outperformed the Russell 2000 Index, which returned +18.77% and compared favorably to the Russell 2000 Value Index, which returned +25.66%. During the 12-month period ended September 30, 2004, the Fund was positioned advantageously in economically sensitive holdings that benefited as economic recovery took hold. The Fund's stock selection was most favorable in the Technology, Financial Services, and Consumer Discretionary Sectors. Positive gains were recorded by the Fund in all economic sector categories, and the Fund underperformed the Russell 2000 Index in only two sectors, Materials and Processing and Other Energy.

--------------------------------------------------------------------------------

OUTLOOK

U.S. equities are often particularly volatile prior to beginning a new climb in price. Uncertainty over the U.S. economy and concerns over war and terrorism are enough to keep equity investors worried for the near term. Yet it is also worth noting the important fundamental factors present that are more optimistic: U.S. GDP continues to grow at a solid pace, the employment picture is improving, consumer confidence remains at a high level, home building is robust, and inflation remains quite low. In our opinion, these fundamentals provide a solid foundation for favorable equity market valuation multiples for the foreseeable future. We also believe the Fund continues to be positioned for superior performance relative to the Russell 2000 Index(R) and with less risk by emphasizing thorough research and strong fundamental stock selection.


                                    [PHOTO]

                             Renie K. Heebner, CFA
                               Managing Director

                                    [PHOTO]

                                 Lance F. James
                               Managing Director

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.
--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Value Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

            [PIE CHART]                    TOP FIVE INDUSTRIES
                                           Financials                   18.55%
Common Stocks                95.5%         Industrials                  16.37%
Investment Companies          3.6%         Information Technology       13.17%
U.S. Government Agency                     Materials                    10.67%
   Obligations                0.9%         Other                         8.26%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/04)
(% OF FUND'S NET ASSETS)

Movado Group, Inc.           2.78%         Hanmi Financial Corp.        2.14%
Terex Corp.                  2.77%         ABM Industries, Inc.         2.06%
Tetra Technologies, Inc.     2.56%         Universal Stainless & Alloy
Encore Wire Corp.            2.51%           Products, Inc.             1.90%
EDO Corp.                    2.50%         Gulf Island Fabrication,
Keith Cos., Inc. (The)       2.15%           Inc.                       1.87%

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

(DOLLARS IN THOUSANDS)
                                                           RUSSELL 2000
                           CLASS A          CLASS S        VALUE INDEX
                           -------          -------        -----------

         9/30/1994         $ 9,425          $10,000        $10,000.00
         3/31/1995           9,758           10,365         10,063.78
         9/30/1995          10,734           11,416         11,857.59
         3/31/1996          11,669           12,427         12,738.50
         9/30/1996          12,241           13,052         13,456.38
         3/31/1997          13,652           14,574         14,773.86
         9/30/1997          17,771           18,995         19,195.45
         3/31/1998          18,344           19,631         21,147.87
         9/30/1998          14,418           15,449         16,740.13
         3/31/1999          13,432           14,410         16,488.97
         9/30/1999          14,184           15,236         17,715.51
         3/31/2000          15,873           17,071         18,674.62
         9/30/2000          16,587           17,862         20,436.40
         3/31/2001          16,688           17,993         22,307.68
         9/30/2001          18,326           19,784         21,582.68
         3/31/2002          24,253           26,215         27,604.14
         9/30/2002          18,850           20,400         21,266.39
         3/31/2003          19,562           21,197         21,179.59
         9/30/2003          25,432           27,592         28,000.20
         3/31/2004          31,732           34,469         34,837.63
         9/30/2004          31,255           34,013         35,185.45

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Small Cap Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

The equity investment environment in late 2003 and early 2004, favored speculation, as the stocks of companies with weak profitability characteristics outperformed companies with more stable and predictable earnings. The market also favored small cap companies and those market sectors expected to do well during periods of economic recovery during this period.

Moving into 2004, the pace of economic recovery grew, but an employment picture featuring lackluster job growth provoked concerns, as did renewed fears of terrorism and rising oil prices. In the spring of 2004, investors began to embrace a more conservative investment posture, as short-term interest rates began to rise. During the third calendar quarter, investors began to seriously question the sustainability of the economic recovery, as spiraling oil prices, rising interest rates, an uncertain U.S. Presidential election, and mixed economic signals conspired to deteriorate equity market confidence. U.S. equity markets ended the Fund's fiscal year on a lackluster note featuring some strong economic and market fundamentals but continued concerns over uncertainty factors impacting market gains.

--------------------------------------------------------------------------------

PERFORMANCE

The Enterprise Small Cap Fund realized highly favorable absolute results during the 12-month period ending September 30, 2004, returning +23.61% (Class A shares) and capitalizing on positive investor sentiment for small cap stocks, particularly during the first half of the period. The Fund handily outperformed its benchmark, the Russell 2000 Index, which returned +18.77% during the same period. The Fund's strongest results during the 12-month period ending September 30, 2004 were generated in the Producer Durables and Financial Services sectors where many Fund holdings were supported by improving economic fundamentals. Financial Services stock selection was particularly noteworthy, as the Fund realized favorable gains from a number of regional bank holdings. Stock selection in the Technology sector also added considerable value, particularly relative to the benchmark. The most challenging area for the Fund was the Healthcare sector due to pockets of stock-specific weakness.

--------------------------------------------------------------------------------

OUTLOOK

U.S. equities are often particularly volatile prior to beginning a new climb in price. Uncertainty over the U.S. economy and concerns over war and terrorism are enough to keep equity investors worried for the near term. Yet it is also worth noting the important fundamental factors present that are more optimistic: U.S. GDP continues to grow at a solid pace, the employment picture is improving, consumer confidence remains at a high level, home building is robust, and inflation remains quite low. In our opinion, these fundamentals provide a solid foundation for favorable equity market valuation multiples for the foreseeable future.


                                    [PHOTO]

                                 Lance F. James
                               Managing Director

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Enterprise Small Cap Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.

--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

            [PIE CHART]                    TOP FIVE INDUSTRIES
                                           Consumer Discretionary       26.4%
Common Stocks                              Financials                   18.4%
97.2%                                      Industrials                  15.5%
Investment Companies                       Materials                    15.1%
2.8%                                       Healthcare                    9.7%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/04)
(% OF FUND'S NET ASSETS)

Polymedica Corp.             3.91%    Cash America International, Inc.  2.54%
Carlisle Co.                 3.69%    Spartech Corp.                    2.53%
Movado Group, Inc.           3.03%    ElkCorp                           2.53%
CUNO, Inc.                   2.87%    ADVO, Inc.                        2.36%
Mohawk Industries Co.        2.70%    Hughes Supply, Inc.               2.11%

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

(DOLLARS IN THOUSANDS)
                                                          RUSSELL
                             CLASS A       CLASS S      2000 INDEX
                             -------       -------      ----------
            9/30/1994        $ 9,425       $10,000      $10,000.00
            3/31/1995          9,408         9,996       10,268.22
            9/30/1995         10,355        11,016       12,340.04
            3/31/1996         12,205        13,001       13,250.86
            9/30/1996         12,770        13,620       13,960.76
            3/31/1997         13,867        14,807       13,927.61
            9/30/1997         18,292        19,558       18,594.19
            3/31/1998         19,949        21,356       19,779.24
            9/30/1998         15,299        16,398       15,058.22
            3/31/1999         16,002        17,173       16,564.07
            9/30/1999         17,455        18,755       17,929.83
            3/31/2000         19,069        20,515       22,741.37
            9/30/2000         20,732        22,333       22,123.73
            3/31/2001         20,533        22,145       19,255.57
            9/30/2001         19,560        21,122       17,431.71
            3/31/2002         24,069        26,023       21,948.16
            9/30/2002         18,955        20,520       15,810.32
            3/31/2003         18,667        20,233       16,029.99
            9/30/2003         24,500        26,589       21,580.90
            3/31/2004         29,907        32,496       26,262.25
            9/30/2004         30,284        32,940       25,632.51

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Value Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

It was a volatile U.S. equity environment during the 12-month period ended September 30, 2004. During the first half of the period, the market favored small cap companies, market sectors expected to benefit from an economic recovery, and stocks of companies with weak quality and profitability characteristics. This picture changed somewhat during the latter half of the Fund's period, however, as investors became concerned over lackluster job growth, rising oil prices and renewed fears of terrorism. Investors began to embrace a more conservative investment posture, as the character of financial markets changed due to short-term interest rates rising. Equity markets ended the fiscal year on a lackluster note, featuring some strong economic and market fundamentals but continued concerns over uncertainty factors impacting market gains.

--------------------------------------------------------------------------------

PERFORMANCE

The fiscal year featured favorable absolute returns for the Value Fund, +17.99% (Class A shares), but the Fund underperformed its primary benchmark, the Russell 1000 Value Index (+20.52%). However, the Fund strongly outperformed its secondary benchmark, the S&P 500 (+13.9%). During the fourth quarter of calendar year 2003, the Fund was challenged by equity market performance that favored areas of the market exhibiting the weakest fundamentals and highest risk profiles. This runs contrary to the Fund's strong emphasis on fundamentals and detracted from period results. Relative to the Russell 1000 Value Index, stock selection was weak for the Fund in the Financial Services, Integrated Oils, and Materials and Processing sectors. However, in each area, the Fund did generate positive results. Areas where stock selection for the Fund was highly favorable were the Consumer Discretionary, Technology, and Producer Durables sectors. Additionally, Healthcare positions, while negative, outperformed corresponding sector positions for the Russell 1000 Value Index.

--------------------------------------------------------------------------------

OUTLOOK

Stocks often climb a "wall of worry" as they start into a new rally phase. Clearly, there are more than enough issues to keep investors worried. However, there are also important fundamental factors present that may make investors more optimistic. U.S. GDP continues to show solid growth, the employment picture is improving, housing starts are strong, and inflation remains low. In our opinion, these sound fundamentals provide a solid basis for improving equity market valuations over the foreseeable future.


                                     [PHOTO]

                         Anthony M. Maramarco, PhD, CFA
                                Managing Director

                                     [PHOTO]

                              Michael P. Stack, CFA
                                Managing Director

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Value Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

--------------------------------------------------------------------------------
BENCHMARK

Russell 1000 Value Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

           [PIE CHART]                     TOP FIVE INDUSTRIES
                                           Financials                   30.2%
Common Stocks                              Consumer Discretionary       14.3%
99.7%                                      Industrials                  11.8%
Investment Companies                       Materials                     9.3%
0.3%                                       Energy                        8.0%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/04)
(% OF FUND'S NET ASSETS)

Exxon Mobil Corp.             3.93%   McDonald's Corp.                   3.02%
Weyerhaeuser Co.              3.25%   Apple Computer, Inc.               2.93%
Citigroup, Inc.               3.21%   Freddie Mac                        2.88%
Diageo PLC ADR                3.04%   Verizon Communications Inc.        2.84%
Limited Brands, Inc.          3.04%   American International Group, Inc. 2.82%

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

(DOLLARS IN THOUSANDS)
                                                       RUSSELL 1000
                             CLASS A       CLASS S      VALUE INDEX
                             -------       -------     ------------
            9/30/1994        $ 9,425       $10,000      $10,000.00
            3/31/1995         10,148        10,781       10,780.38
            9/30/1995         11,808        12,561       12,771.80
            3/31/1996         13,059        13,909       14,390.45
            9/30/1996         13,803        14,719       15,063.87
            3/31/1997         15,174        16,202       16,991.38
            9/30/1997         19,004        20,317       21,438.06
            3/31/1998         21,335        22,837       25,006.44
            9/30/1998         17,447        18,699       22,208.40
            3/31/1999         19,826        21,274       26,266.77
            9/30/1999         19,754        21,224       26,365.57
            3/31/2000         18,900        20,331       27,931.15
            9/30/2000         20,098        21,647       28,716.02
            3/31/2001         21,195        22,857       28,006.68
            9/30/2001         19,890        21,476       26,157.03
            3/31/2002         23,027        24,894       29,234.74
            9/30/2002         18,031        19,517       21,723.92
            3/31/2003         16,845        18,256       22,571.79
            9/30/2003         19,917        21,613       27,017.41
            3/31/2004         22,808        24,780       31,785.65
            9/30/2004         23,500        25,558       32,560.15

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Microcap Value Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

It was a volatile U.S. equity environment during the 12-month period ended September 30, 2004. During the first half of the fiscal year, the market favored small cap companies, market sectors expected to benefit from an economic recovery, and stocks of companies with weak quality and profitability characteristics. This picture changed somewhat during the latter half of the Fund's fiscal year, however, as investors became concerned over lackluster job growth, rising oil prices and renewed fears of terrorism. Investors began to embrace a more conservative investment posture, as the character of financial markets changed due to short-term interest rates rising. The Fund's fiscal year showed equity markets ending on a lackluster note, featuring some strong economic and market fundamentals but continued concerns over uncertainty factors impacting market gains.

--------------------------------------------------------------------------------

PERFORMANCE

During the fiscal year, the Fund had very strong returns, +25.49 (Class A shares) versus +25.66% for the Russell 2000 Value Index, the Fund's benchmark, and +18.77% for the Russell 2000 Index. The Fund clearly benefited from an environment of largely strong investor sentiment for the smallest of small cap stocks. The Fund also was helped during the period by a market environment that was generally supportive of its prescribed methodology of overweighting and underweighting specific economic sector categories. This was seen most clearly in the financial services sector where the Fund's prescribed underweight relative to the Russell 2000 Value Index added considerable value. The strongest areas of relative stock selection for the Fund were the Health Care, Technology, and Consumer Staples sectors. Holdings in the Producer Durables and Autos and Transportation sectors also contributed to Fund results. The Fund realized positive gains in all economic sector categories during the period, but underperformed the Russell 2000 Value Index in Consumer Discretionary, Materials and Processing, and Financial
Services.

---------------------------------------------------------------------------

OUTLOOK

Stocks often climb a "wall of worry" as they start into a new rally phase. Clearly, there are more than enough issues to keep investors worried. However, there are also important fundamental factors present that may make investors more optimistic. U.S. GDP continues to show solid growth, the employment picture is improving, housing starts are strong, and inflation remains low.In our opinion, these sound fundamentals provide a solid basis for improving equity market valuations over the foreseeable future.


                                    [PHOTO]

                         Anthony M. Maramarco, Phd, CFA
                               Managing Director

                                    [PHOTO]

                              Michael P. Stack, CFA
                                Managing Director

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Microcap Value Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.

--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Value Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

           [PIE CHART]                     TOP FIVE INDUSTRIES
                                           Consumer Discretionary       28.1%
Common Stocks                97.1%         Financials                   17.1%
U.S. Government Agency                     Industrials                  14.9%
   Obligations                2.2%         Materials                    10.2%
Investment Companies          0.7%         Information Technology        8.2%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/04)
(% OF FUND'S NET ASSETS)

FHLB 1.51%, 10/01/04         2.27%   Credit Acceptance Corp.              1.06%
Technical Olympic USA, Inc.  1.32%   AMERCO                               1.03%
Meritage Corp.               1.32%   Finish Line, Inc. (The), Class A     0.95%
URS Corp.                    1.21%   Stewart Information Services Corp.   0.93%
William Lyon Homes           1.09%   Old Dominion Freight Line, Inc.      0.93%

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

(DOLLARS IN THOUSANDS)
                                                          RUSSELL
                             CLASS A       CLASS S      2000 INDEX
                             -------       -------      ----------
            9/30/1994        $ 9,425       $10,000      $10,000.00
            3/31/1995          9,640        10,244       10,063.78
            9/30/1995         11,105        11,815       11,857.59
            3/31/1996         11,912        12,689       12,738.50
            9/30/1996         12,287        13,104       13,456.38
            3/31/1997         13,343        14,248       14,773.86
            9/30/1997         17,568        18,783       19,195.45
            3/31/1998         18,542        19,849       21,147.87
            9/30/1998         15,849        16,988       16,740.13
            3/31/1999         15,413        16,541       16,488.97
            9/30/1999         17,100        18,374       17,715.51
            3/31/2000         19,654        21,145       18,674.62
            9/30/2000         20,973        22,592       20,436.40
            3/31/2001         20,751        22,380       22,307.68
            9/30/2001         21,353        23,058       21,582.68
            3/31/2002         26,281        28,414       27,604.14
            9/30/2002         20,782        22,497       21,266.39
            3/31/2003         20,003        21,681       21,179.59
            9/30/2003         27,807        30,177       28,000.20
            3/31/2004         35,251        38,302       34,837.63
            9/30/2004         34,894        37,980       35,185.45

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Small Cap International Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

Most international equity markets rose in the last twelve months. Small companies continue to add value to global portfolios, outperforming large ones on a 1-, 2-, 3-, 4, and 5-year periods. Interest rates, oil prices, Iraq and elections are foremost investor concerns.

--------------------------------------------------------------------------------

PERFORMANCE

The Fund trailed the MSCI International Small Cap Index during the 12 months ending September 30, 2004 (11.96% versus 24.38%). Lagging performance was due in part to an underweight in Japan and in part from general weakness among a few of our names. We are disappointed but not concerned and in fact see this as an opportunity for long-term investors. In the past when we have seen our companies fall below the values that their fundamentals would dictate, we have bounced back strongly and quickly.

It may be choppy over the next months as the market digests higher oil prices, the U.S. Presidential election, the questions of whether economic recovery begins in Europe and ends in Japan and the looming threat of terrorism. More specifically, the Technology sector, where we have a reasonable exposure, is sending mixed signals and is roiling markets. We create a portfolio of well positioned, niche companies and it is not surprising to find these businesses in the Technology sector.

In fact, some names that were strong in the beginning of the period have been weak recently as the Technology sector flops around amid this uncertainty. Good results boosted these names earlier in the period but fundamentals haven't protected them since. GSI, up over 100% for the first nine months, was the Fund's worst performer for the third calendar quarter. GSI raised their forecasts after strong earnings reports but shares continued to fall.

Two of our stronger performers - both outside the Technology sector - were Fisher & Paykel Healthcare (FPH) and Techem, reinforcing our belief that good stable businesses eventually create value. FPH, a New Zealand-based company, reached a two-year high recently as optimism regarding new products lifted shares. FPH is the leading manufacturer of heated humidification products and systems for use in respiratory care. It is using its technology now for the treatment of sleep apnea, a promising market. FPH recently added to its range of breathing aids with new flow generators, masks and tubing. They also introduced a new range of breathing aids and devices to assist laparoscopic surgery. FPH has a track record in improving shareholder value through product innovation. Another big gainer was Techem, contributing more than 100 bps to performance, on strong financial results. Techem of Germany provides energy and water measuring and billing services. Techem recently raised earnings guidance for the remainder of the year as its visibility improved.


                                    [PHOTO]

                                Adam Schor, CFA
                               Portfolio Manager

                                    [PHOTO]

                                Kevin Beck, CFA
                                 Equity Analyst

                                    [PHOTO]

                              John C. Fenley, CFA

--------------------------------------------------------------------------------

OUTLOOK

We believe that the shares of some of our underperforming holdings are too cheap. We felt the same way during the third quarters of 2001 and 2002 and soon after saw strong rallies. We don't let dramatic market swings panic us and we don't change our investment process. Our businesses seem as solid as they have ever been.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Tamarack Small Cap International Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.

--------------------------------------------------------------------------------

BENCHMARK

MSCI EAFE Small-Cap Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)
& TOP FIVE INDUSTRIES
(% OF FUND'S NET ASSETS)

           [PIE CHART]                     TOP FIVE INDUSTRIES
                                           Industrials                  23.3%
Common Stocks                              Information Technology       22.6%
93.8%                                      Consumer Discretionary       22.1%
Investment Companies                       Healthcare                   10.5%
6.2%                                       Materials                     4.9%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/04)
(% OF FUND'S NET ASSETS)

Techem AG                     4.13%        Neopost SA                    3.34%
Interpump Group SpA           4.05%        Vtech Holdings Ltd.           3.32%
T&F Informa Group PLC         3.46%        Elmos Semiconductor AG        3.27%
Fisher & Paykel Healthcare    3.41%        McBride PLC                   3.25%
SBS Broadcasting SA           3.37%        GSI Lumonics, Inc.            3.22%

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT SINCE INCEPTION

                                  [FLOW CHART]

(DOLLARS IN THOUSANDS)
                                                         MSCI EAFE
                                                         SMALL-CAP
                                    CLASS A    CLASS S    INDEX
                                    -------    -------  ----------
                       12/19/2000   $ 9,425    $10,000  $10,000.00
                        3/31/2001     7,987      8,480    9,275.35
                        9/30/2001     6,575      6,990    8,078.45
                        3/31/2002     7,359      7,833    9,045.24
                        9/30/2002     5,454      5,812    7,794.37
                        3/31/2003     5,794      6,182    7,472.34
                        9/30/2003     8,685      9,279   10,745.74
                        3/31/2004    10,250     10,965   13,669.19
                        9/30/2004     9,724     10,414   13,366.01

The graph reflects an initial investment of $10,000 since inception of December 19, 2000 and is based on Class A shares at net asset value. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distri butions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

                                           TAMARACK LARGE CAP    TAMARACK MID CAP     TAMARACK SMALL CAP
                                              EQUITY FUND           EQUITY FUND           EQUITY FUND
                                          -------------------   ------------------   --------------------

ASSETS:
Investments, at market value (cost
  $184,779,243; $115,697,719
  and $14,630,627, respectively)                $197,930,221        $118,025,560            $18,292,159
Interest and dividends receivable                    158,305              17,807                  6,210
Cash                                                       -              76,723                      -
Receivable for capital shares issued                   2,564             111,895                  4,330
Receivable for investments sold                    6,609,049                   -                369,644
Receivable from advisor                                    -                   -                 40,675
Reclaims receivable                                        -                   -                      -
Prepaid expenses                                      37,276              25,496                 16,745
                                               -------------        ------------            -----------
 Total Assets                                    204,737,415         118,257,481             18,729,763
                                               -------------        ------------            -----------

LIABILITIES:
Payable for capital shares redeemed                5,654,605              39,551                 26,218
Payable for investments purchased                          -                   -                317,585
Accrued expenses and other payables:
  Investment advisory fees                            15,269              36,374                      -
  Administration fees                                 16,891               9,779                  1,499
  Distribution fees                                    7,483              72,374                  6,305
  Other                                               49,241              32,294                 30,203
                                               -------------        ------------            -----------
   Total Liabilities                               5,743,489             190,372                381,810
                                               -------------        ------------            -----------
   Net Assets                                   $198,993,926        $118,067,109            $18,347,953
                                               =============        ============            ===========

NET ASSETS CONSIST OF:
Capital                                         $241,963,173        $104,400,170            $13,225,134
Undistributed net investment
  income (loss)                                            -                   -                      -
Accumulated net realized gains
  (losses) from investment and
  foreign currency transactions                  (56,120,225)         11,339,098              1,461,287
Net unrealized appreciation on
  investments and translation of
  assets and liabilities in foreign
  currency                                        13,150,978           2,327,841              3,661,532
                                               -------------        ------------            -----------
 Net Assets                                     $198,993,926        $118,067,109            $18,347,953
                                               =============        ============            ===========

NET ASSETS:
Class A                                         $ 10,614,012        $ 69,979,428            $ 8,139,824
Class I                                           19,555,885          47,778,168              9,952,056
Class C                                                3,138              12,721                213,629
Class R                                               65,211              72,042                 21,674
Class S                                          168,755,680             224,750                 20,770
                                               -------------        ------------            -----------
 Total                                          $198,993,926        $118,067,109            $18,347,953
                                               =============        ============            ===========
SHARES OUTSTANDING:
Class A                                            1,074,504           6,049,736                590,555
Class I                                            1,960,621           4,045,702                710,219
Class C                                                  319               1,103                 15,553
Class R                                                6,607               6,236                  1,575
Class S                                           16,920,125              19,026                  1,483
                                               -------------        ------------            -----------
 Total                                            19,962,176          10,121,803              1,319,385
                                               =============        ============            ===========

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

                                     TAMARACK LARGE CAP    TAMARACK MID CAP     TAMARACK SMALL CAP
                                        EQUITY FUND           EQUITY FUND           EQUITY FUND
                                    -------------------   ------------------   --------------------
NET ASSET VALUES:
Class A (a)                              $  9.88               $ 11.57              $ 13.78
                                         =======               =======              =======
Class I                                  $  9.97               $ 11.81              $ 14.01
                                         =======               =======              =======
Class C (b)                              $  9.85               $ 11.53              $ 13.74
                                         =======               =======              =======
Class R                                  $  9.87               $ 11.55              $ 13.76
                                         =======               =======              =======
Class S                                  $  9.97               $ 11.81              $ 14.01
                                         =======               =======              =======

MAXIMUM OFFERING PRICE PER SHARE:
Class A                                  $ 10.48               $ 12.28              $ 14.62
                                         =======               =======              =======
Maximum Sales Charge -- Class A            5.75%                 5.75%                5.75%
                                         =======               =======              =======

(a) For Class A shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more).
(b) For Class C shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

                                               TAMARACK        TAMARACK ENTERPRISE        TAMARACK
                                           ENTERPRISE FUND        SMALL CAP FUND         VALUE FUND
                                          -----------------   ---------------------   ---------------
ASSETS:
Investments, at market value (cost
  $270,630,128; $52,351,603 and
  $244,730,852, respectively)                $349,455,692         $76,373,662           $379,283,412
Interest and dividends receivable                 252,819              24,194                635,335
Cash                                                  128               1,248                      -
Receivable for capital shares issued           26,866,113              54,287                 33,381
Receivable for investments sold                   410,961              27,843              1,476,645
Prepaid expenses                                   14,927              10,110                 11,376
                                             ------------         -----------           ------------
 Total Assets                                 377,000,640          76,491,344            381,440,149
                                             ------------         -----------           ------------

LIABILITIES:
Payable for capital shares redeemed               536,482             130,561                550,496
Payable for investments purchased                 535,585              81,145                767,020
Accrued expenses and other payables:
  Investment advisory fees                        191,340              92,693                195,764
  Administration fees                              28,135               6,165                 31,175
  Distribution fees                                 1,719               1,453                    325
  Other                                           109,110              44,814                146,648
                                             ------------         -----------           ------------
   Total Liabilities                            1,402,371             356,831              1,691,428
                                             ------------         -----------           ------------
   Net Assets                                $375,598,269         $76,134,513           $379,748,721
                                             ============         ===========           ============

NET ASSETS CONSIST OF:
Capital                                      $282,550,844         $46,417,144           $221,660,517
Undistributed net investment
  income (loss)                                   357,106                   -              2,442,446
Accumulated net realized gains
  (losses) from investment and
  foreign currency transactions                13,864,755           5,695,310             21,093,198
Net unrealized appreciation on
  investments and translation of
  assets and liabilities in foreign
  currency                                     78,825,564          24,022,059            134,552,560
                                             ------------         -----------           ------------
Net Assets                                   $375,598,269         $76,134,513           $379,748,721
                                             ============         ===========           ============

NET ASSETS:
Class A                                      $  3,359,235         $ 1,770,870           $    717,489
Class I                                        26,706,929                   -                      -
Class C                                            74,672             195,742                  5,209
Class R                                             6,439               3,293                  3,334
Class S                                       345,450,994          74,164,608            379,022,689
                                             ------------         -----------           ------------
 Total                                       $375,598,269         $76,134,513           $379,748,721
                                             ============         ===========           ============
SHARES OUTSTANDING:
Class A                                           141,070              54,343                 15,942
Class I                                         1,119,787                   -                      -
Class C                                             3,146               6,029                    116
Class R                                               271                 101                     74
Class S                                        14,486,397           2,273,868              8,413,915
                                             ------------         -----------           ------------
 Total                                         15,750,671           2,334,341              8,430,047
                                             ============         ===========           ============

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

                                         TAMARACK        TAMARACK ENTERPRISE      TAMARACK
                                    ENTERPRISE FUND         SMALL CAP FUND       VALUE FUND
                                    -----------------   ---------------------   -----------
NET ASSET VALUES:
Class A (a)                              $ 23.81               $ 32.59             $ 45.01
                                         =======               =======             =======
Class I                                  $ 23.85               $     -              $    -
                                         =======               =======             =======
Class C (b)                              $ 23.74               $ 32.47             $ 44.85
                                         =======               =======             =======
Class R                                  $ 23.78               $ 32.54             $ 44.95
                                         =======               =======             =======
Class S                                  $ 23.85               $ 32.62             $ 45.05
                                         =======               =======             =======

MAXIMUM OFFERING PRICE PER SHARE:
Class A                                  $ 25.26               $ 34.58             $ 47.76
                                         =======               =======             =======
Maximum Sales Charge -- Class A            5.75%                 5.75%               5.75%
                                         =======               =======             =======

(a) For Class A shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more).
(b) For Class C shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

                                                                        TAMARACK          TAMARACK SMALL CAP
                                                                  MICROCAP VALUE FUND     INTERNATIONAL FUND
                                                                 ---------------------   --------------------
ASSETS:
Investments, at market value (cost $178,980,345 and
 $4,090,924, respectively)                                            $221,905,072             $5,040,283
Interest and dividends receivable                                          127,741                 10,557
Cash                                                                       275,976                      -
Receivable for capital shares issued                                       635,358                      -
Receivable for investments sold                                          3,927,844                      -
Receivable from advisor                                                          -                      -
Reclaims receivable                                                              -                  4,469
Prepaid expenses                                                            12,839                 13,959
                                                                      ------------            -----------
 Total Assets                                                          226,884,830              5,069,268
                                                                      ------------            -----------

LIABILITIES:
Payable for capital shares redeemed                                        167,623                      -
Payable for investments purchased                                        5,815,445                      -
Accrued expenses and other payables:
  Investment advisory fees                                                 157,167                 42,464
  Administration fees                                                       17,807                    404
  Distribution fees                                                            889                    237
  Other                                                                     71,873                 27,335
                                                                      ------------            -----------
   Total Liabilities                                                     6,230,804                 70,440
                                                                      ------------            -----------
   Net Assets                                                         $220,654,026             $4,998,828
                                                                      ============            ===========
NET ASSETS CONSIST OF:
Capital                                                               $172,321,444             $4,765,256
Undistributed net investment income (loss)                                 236,652                      -
Accumulated net realized gains (losses) from investment
  and foreign currency transactions                                      5,171,203               (716,405)
Net unrealized appreciation on investments and
  translation of assets and liabilities in foreign currency             42,924,727                949,977
                                                                      ------------            -----------
Net Assets                                                            $220,654,026             $4,998,828
                                                                      ============            ===========

NET ASSETS:
Class A                                                               $  1,522,307             $  207,448
Class C                                                                    166,676                  3,088
Class R                                                                     94,319                  3,094
Class S                                                                218,870,724              4,785,198
                                                                      ------------            -----------
 Total                                                                $220,654,026             $4,998,828
                                                                      ============            ===========

SHARES OUTSTANDING:
Class A                                                                     80,860                 21,151
Class C                                                                      8,880                    316
Class R                                                                      5,016                    316
Class S                                                                 11,605,855                487,528
                                                                      ------------            -----------
 Total                                                                  11,700,611                509,311
                                                                      ============            ===========

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

                                            TAMARACK          TAMARACK SMALL CAP
                                     MICROCAP VALUE FUND      INTERNATIONAL FUND
                                     ---------------------   --------------------
NET ASSET VALUES:
Class A (a)                                 $ 18.83               $  9.81
                                            =======               =======
Class C (b)                                 $ 18.77               $  9.78
                                            =======               =======
Class R                                     $ 18.81               $  9.80
                                            =======               =======
Class S                                     $ 18.86               $  9.82
                                            =======               =======

MAXIMUM OFFERING PRICE PER SHARE:
Class A                                     $ 19.98               $ 10.41
                                            =======               =======
Maximum Sales Charge -- Class A               5.75%                 5.75%
                                            =======               =======

(a) For Class A shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more).
(b) For Class C shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations

--------------------------------------------------------------------------------

TAMARACK LARGE CAP
EQUITY FUND

                                                                           FOR THE               FOR THE
                                                                        PERIOD ENDED            YEAR ENDED
                                                                   SEPTEMBER 30, 2004 (a)     APRIL 30, 2004
                                                                  ------------------------   ---------------
INVESTMENT INCOME:
  Interest income                                                        $         -            $         -
  Dividend income                                                            753,788                341,363
  Foreign tax withholding                                                          -                      -
                                                                         -----------            -----------
   Total Investment Income                                                   753,788                341,363
                                                                         -----------            -----------

EXPENSES:
  Investment advisory fees                                                   633,963                405,878
  Administration fees                                                         90,565                 71,143
  Distribution fees - Class A                                                 22,509                 42,594
  Distribution fees - Class B (b)                                                  -                 19,644
  Distribution fees - Class C                                                     13                      1
  Distribution fees - Class R                                                     14                      -
  Accounting fees                                                                811                 27,944
  Custodian fees                                                               5,590                  4,081
  Legal and Audit fees                                                        43,895                 17,846
  Registration and filing fees                                                41,457                 23,447
  Shareholder reports                                                         23,615                  2,785
  Transfer agent fees                                                        142,227                 57,404
  Trustees' fees                                                              20,251                  1,258
  Other fees                                                                  22,163                 12,209
                                                                         -----------            -----------

  Total expenses before voluntary fee reductions                           1,047,073                686,234
Expenses voluntarily reduced by:
  Advisor                                                                   (255,214)                (5,873)
  Distributor                                                                (11,254)               (21,297)
                                                                         -----------            -----------
  Net Expenses                                                               780,605                659,064
                                                                         -----------            -----------

NET INVESTMENT INCOME (LOSS)                                                 (26,817)              (317,701)
                                                                         -----------            -----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions                   4,112,653             39,611,296
Net change in unrealized appreciation (depreciation) on
  investments                                                             (7,338,820)           (35,261,897)
Net change in translation of assets and liabilities in foreign
  currencies                                                                       -                      -
                                                                         -----------            -----------
Net realized/unrealized gains (losses) from investments                   (3,226,167)             4,349,399
                                                                         -----------            -----------
Change in net assets resulting from operations                           $(3,252,984)           $ 4,031,698
                                                                         ===========            ===========

(a)  For the period from May 1, 2004 to September 30, 2004.
(b)  Class B shares were converted to Class A shares on March 24, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations (cont.)

--------------------------------------------------------------------------------

TAMARACK MID CAP
EQUITY FUND

                                                                           FOR THE               FOR THE
                                                                        PERIOD ENDED            YEAR ENDED
                                                                   SEPTEMBER 30, 2004 (a)     APRIL 30, 2004
                                                                  ------------------------   ---------------
INVESTMENT INCOME:
  Interest income                                                        $         -            $         -
  Dividend income                                                            215,813                991,701
  Foreign tax withholding                                                          -                      -
                                                                         -----------            -----------
   Total Investment Income                                                   215,813                991,701
                                                                         -----------            -----------

EXPENSES:
  Investment advisory fees                                                   381,557              1,105,965
  Administration fees                                                         54,507                234,616
  Distribution fees - Class A                                                150,639                312,516
  Distribution fees - Class B (b)                                                  -                 61,859
  Distribution fees - Class C                                                     30                      1
  Distribution fees - Class R                                                     15                      -
  Accounting fees                                                              1,059                 52,037
  Custodian fees                                                                 336                 11,562
  Legal and Audit fees                                                        37,915                108,375
  Registration and filing fees                                                34,027                 41,378
  Shareholder reports                                                            533                 34,796
  Transfer agent fees                                                         56,667                179,443
  Trustees' fees                                                              11,332                  9,925
  Other fees                                                                   9,215                 41,152
                                                                         -----------            -----------

  Total expenses before voluntary fee reductions                             737,832              2,193,625
Expenses voluntarily reduced by:
  Advisor                                                                    (32,080)               (14,066)
  Distributor                                                                (75,319)              (156,257)
                                                                         -----------            -----------
  Net Expenses                                                               630,433              2,023,302
                                                                         -----------            -----------

NET INVESTMENT INCOME (LOSS)                                                (414,620)            (1,031,601)
                                                                         -----------            -----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions                  (3,250,469)            27,704,759
Net change in unrealized appreciation (depreciation) on
  investments                                                             (2,881,868)            14,143,726
Net change in translation of assets and liabilities in foreign
  currencies                                                                       -                      -
                                                                         -----------            -----------
Net realized/unrealized gains (losses) from investments                   (6,132,337)            41,848,485
                                                                         -----------            -----------
Change in net assets resulting from operations                           $(6,546,957)           $40,816,884
                                                                         ===========            ===========

(a)  For the period from May 1, 2004 to September 30, 2004.
(b)  Class B shares were converted to Class A shares on March 24, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations (cont.)

--------------------------------------------------------------------------------

TAMARACK SMALL CAP
EQUITY FUND

                                                                           FOR THE               FOR THE
                                                                        PERIOD ENDED            YEAR ENDED
                                                                   SEPTEMBER 30, 2004 (a)     APRIL 30, 2004
                                                                  ------------------------   ---------------
INVESTMENT INCOME:
  Interest income                                                         $        -             $        -
  Dividend income                                                             33,871                 71,078
  Foreign tax withholding                                                          -                      -
                                                                          ----------             ----------
   Total Investment Income                                                    33,871                 71,078
                                                                          ----------             ----------

EXPENSES:
  Investment advisory fees                                                    59,501                154,577
  Administration fees                                                          8,500                 32,756
  Distribution fees - Class A                                                 16,201                 27,348
  Distribution fees - Class B (b)                                                  -                 21,759
  Distribution fees - Class C                                                    667                      1
  Distribution fees - Class R                                                     13                      1
  Accounting fees                                                              1,427                 32,164
  Custodian fees                                                                 169                  7,848
  Legal and Audit fees                                                        26,768                 25,438
  Registration and filing fees                                                35,144                 30,526
  Shareholder reports                                                            692                  6,665
  Transfer agent fees                                                         36,912                 43,442
  Trustees' fees                                                              14,703                  1,337
  Other fees                                                                   2,107                  7,640
                                                                          ----------             ----------

  Total expenses before voluntary fee reductions                             202,804                391,502
Expenses voluntarily reduced by:
  Advisor                                                                    (63,977)                     -
  Distributor                                                                 (8,100)               (13,674)
                                                                          ----------             ----------
  Net Expenses                                                               130,727                377,828
                                                                          ----------             ----------

NET INVESTMENT INCOME (LOSS)                                                 (96,856)              (306,750)
                                                                          ----------             ----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions                   1,605,192              3,625,637
Net change in unrealized appreciation (depreciation) on
  investments                                                               (718,396)             2,579,437
Net change in translation of assets and liabilities in foreign
  currencies                                                                       -                      -
                                                                          ----------             ----------
Net realized/unrealized gains from investments                               886,796              6,205,074
                                                                          ----------             ----------
Change in net assets resulting from operations                            $  789,940             $5,898,324
                                                                          ==========             ==========

(a)  For the period from May 1, 2004 to September 30, 2004.
(b)  Class B shares were converted to Class A shares on March 24, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations (cont.)

--------------------------------------------------------------------------------

TAMARACK ENTERPRISE
FUND

                                                                           FOR THE               FOR THE
                                                                        PERIOD ENDED           YEAR ENDED
                                                                   SEPTEMBER 30, 2004 (a)     JUNE 30, 2004
                                                                  ------------------------   --------------
INVESTMENT INCOME:
  Interest income                                                         $     6,305          $    65,433
  Dividend income                                                             819,134            2,925,331
                                                                          -----------          -----------
   Total Investment Income                                                    825,439            2,990,764
                                                                          -----------          -----------

EXPENSES:
  Investment advisory fees                                                    811,149            2,875,456
  Administration fees                                                          85,937              302,802
  Distribution fees - Class A                                                   3,124                  909
  Distribution fees - Class C                                                     116                   21
  Distribution fees - Class R                                                       5                    3
  Accounting fees                                                                 762               90,790
  Custodian fees                                                                3,784               11,237
  Legal and Audit fees                                                         32,394               69,185
  Registration and filing fees                                                    522               55,127
  Shareholder reports                                                          21,955               56,645
  Transfer agent fees                                                          66,472              223,451
  Trustees' fees                                                                5,015               10,665
  Other fees                                                                   15,786               10,994
                                                                          -----------          -----------

  Total expenses before voluntary fee reductions                            1,047,021            3,707,285
Expenses voluntarily reduced by:
  Advisor                                                                    (115,642)            (434,618)
  Distributor                                                                  (1,562)                (455)
                                                                          -----------          -----------
  Net Expenses                                                                929,817            3,272,212
                                                                          -----------          -----------

NET INVESTMENT INCOME (LOSS)                                                 (104,378)            (281,448)
                                                                          -----------          -----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions                    5,563,413           25,350,262
Net change in unrealized appreciation (depreciation) on
  investments                                                              (7,233,137)          52,621,447
Net change in translation of assets and liabilities in foreign
  currencies                                                                        -                    -
                                                                          -----------          -----------
Net realized/unrealized gains (losses) from investments                    (1,669,724)          77,971,709
                                                                          -----------          -----------
Change in net assets resulting from operations                            $(1,774,102)         $77,690,261
                                                                          ===========          ===========

(a)  For the period from July 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations (cont.)

--------------------------------------------------------------------------------

TAMARACK ENTERPRISE
SMALL CAP FUND

                                                                           FOR THE               FOR THE
                                                                        PERIOD ENDED           YEAR ENDED
                                                                   SEPTEMBER 30, 2004 (a)     JUNE 30, 2004
                                                                  ------------------------   --------------
INVESTMENT INCOME:
  Interest income                                                       $         -            $       166
  Dividend income                                                           135,728                556,028
                                                                        -----------            -----------
   Total Investment Income                                                  135,728                556,194
                                                                        -----------            -----------

EXPENSES:
  Investment advisory fees                                                  205,217                759,807
  Administration fees                                                        18,612                 67,733
  Distribution fees - Class A                                                 1,532                    375
  Distribution fees - Class C                                                   473                    204
  Distribution fees - Class R                                                     4                      3
  Accounting fees                                                             1,021                 24,144
  Custodian fees                                                              1,102                  6,523
  Legal and Audit fees                                                       17,884                 30,314
  Registration and filing fees                                                  113                 50,279
  Shareholder reports                                                         5,431                 12,884
  Transfer agent fees                                                        25,302                 77,539
  Trustees' fees                                                              5,015                 11,824
  Other fees                                                                  3,912                  3,024
                                                                        -----------            -----------

  Total expenses before voluntary fee reductions                            285,618              1,044,653
Expenses voluntarily reduced by:
  Advisor                                                                   (41,647)              (163,798)
  Distributor                                                                  (766)                  (187)
                                                                        -----------            -----------
  Net Expenses                                                              243,205                880,668
                                                                        -----------            -----------

NET INVESTMENT INCOME (LOSS)                                               (107,477)              (324,474)
                                                                        -----------            -----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions                  1,087,663              6,893,399
Net change in unrealized appreciation (depreciation) on
  investments                                                            (1,212,414)            13,406,860
Net change in translation of assets and liabilities in foreign
  currencies                                                                      -                      -
                                                                        -----------            -----------
Net realized/unrealized gains (losses) from investments                    (124,751)            20,300,259
                                                                        -----------            -----------
Change in net assets resulting from operations                          $  (232,228)           $19,975,785
                                                                        ===========            ===========

(a) For the period from July 1, 2004 to September 30, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations (cont.)

--------------------------------------------------------------------------------

TAMARACK VALUE FUND

                                                                           FOR THE               FOR THE
                                                                        PERIOD ENDED           YEAR ENDED
                                                                   SEPTEMBER 30, 2004 (a)     JUNE 30, 2004
                                                                  ------------------------   --------------
INVESTMENT INCOME:
  Interest income                                                        $         -          $          -
  Dividend income                                                          2,064,164             8,849,281
  Foreign tax withholding                                                          -                     -
                                                                         -----------          ------------
   Total Investment Income                                                 2,064,164             8,849,281
                                                                         -----------          ------------

EXPENSES:
  Investment advisory fees                                                   806,015             3,330,228
  Administration fees                                                         94,824               391,788
  Distribution fees - Class A                                                    590                   176
  Distribution fees - Class C                                                     12                     8
  Distribution fees - Class R                                                      4                     3
  Accounting fees                                                                541               121,406
  Custodian fees                                                               2,210                 8,581
  Legal and Audit fees                                                        31,401                86,831
  Registration and filing fees                                                   464                49,554
  Shareholder reports                                                         26,746                77,016
  Transfer agent fees                                                        102,166               391,321
  Trustees' fees                                                               5,015                 8,304
  Other fees                                                                  19,388                13,542
                                                                         -----------          ------------

  Total expenses before voluntary fee reductions                           1,089,376             4,478,158
Expenses voluntarily reduced by:
  Advisor                                                                   (178,450)             (721,921)
  Distributor                                                                   (295)                  (88)
                                                                         -----------          ------------
  Net Expenses                                                               910,631             3,756,749
                                                                         -----------          ------------

NET INVESTMENT INCOME (LOSS)                                               1,153,533             5,092,532
                                                                         -----------          ------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions                   5,361,617            30,022,459
Net change in unrealized appreciation (depreciation) on
  investments                                                                549,117            31,457,240
Net change in translation of assets and liabilities in foreign
  currencies                                                                       -                     -
                                                                         -----------          ------------
Net realized/unrealized gains from investments                             5,910,734            61,479,699
                                                                         -----------          ------------
Change in net assets resulting from operations                           $ 7,064,267          $ 66,572,231
                                                                         ===========          ============

(a)  For the period from July 1, 2004 to September 30, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations (cont.)

--------------------------------------------------------------------------------

TAMARACK MICROCAP
VALUE FUND

                                                                           FOR THE               FOR THE
                                                                        PERIOD ENDED           YEAR ENDED
                                                                   SEPTEMBER 30, 2004 (a)     JUNE 30, 2004
                                                                  ------------------------   --------------
INVESTMENT INCOME:
  Interest income                                                        $     3,512          $     35,698
  Dividend income                                                            680,695             2,080,878
  Foreign tax withholding                                                          -                     -
                                                                         -----------          ------------
   Total Investment Income                                                   684,207             2,116,576
                                                                         -----------          ------------

EXPENSES:
  Investment advisory fees                                                   493,982             1,423,278
  Administration fees                                                         54,886               158,139
  Distribution fees - Class A                                                  1,214                    85
  Distribution fees - Class C                                                    139                     7
  Distribution fees - Class R                                                    117                     8
  Accounting fees                                                              4,740                55,612
  Custodian fees                                                               3,441                23,545
  Legal and Audit fees                                                        22,607                49,080
  Registration and filing fees                                                   567                54,716
  Shareholder reports                                                         16,733                26,088
  Transfer agent fees                                                         27,797                94,982
  Trustees' fees                                                               5,015                11,670
  Other fees                                                                   9,031                 6,443
                                                                         -----------          ------------

  Total expenses before voluntary fee reductions                             640,269             1,903,653
Expenses voluntarily reduced by:
  Advisor                                                                    (73,463)             (272,203)
  Distributor                                                                   (607)                  (44)
                                                                         -----------          ------------
  Net Expenses                                                               566,199             1,631,406
                                                                         -----------          ------------

NET INVESTMENT INCOME (LOSS)                                                 118,008               485,170
                                                                         -----------          ------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions                   5,313,958             5,148,727
Net change in unrealized appreciation (depreciation) on
  investments                                                             (9,569,340)           38,550,634
Net change in translation of assets and liabilities in foreign
  currencies                                                                       -                     -
                                                                         -----------          ------------
Net realized/unrealized gains (losses) from investments                   (4,255,382)           43,699,361
                                                                         -----------          ------------
Change in net assets resulting from operations                           $(4,137,374)         $ 44,184,531
                                                                         ===========          ============

(a)  For the period from July 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations (cont.)

--------------------------------------------------------------------------------

TAMARACK SMALL CAP
INTERNATIONAL FUND

                                                                           FOR THE               FOR THE
                                                                        PERIOD ENDED           YEAR ENDED
                                                                   SEPTEMBER 30, 2004 (a)     JUNE 30, 2004
                                                                  ------------------------   --------------
INVESTMENT INCOME:
  Interest income                                                         $       -            $         -
  Dividend income                                                            20,586                 83,737
  Foreign tax withholding                                                    (1,241)               (11,650)
                                                                          ---------            -----------
   Total Investment Income                                                   19,345                 72,087
                                                                          ---------            -----------

EXPENSES:
  Investment advisory fees                                                   18,202                 64,300
  Administration fees                                                         1,255                  4,434
  Distribution fees - Class A                                                   261                    172
  Distribution fees - Class C                                                     8                      6
  Distribution fees - Class R                                                     4                      3
  Accounting fees                                                             8,919                  6,968
  Custodian fees                                                              2,626                 16,502
  Legal and Audit fees                                                       11,460                 45,206
  Registration and filing fees                                                  456                 59,740
  Shareholder reports                                                           252                  7,053
  Transfer agent fees                                                            77                  5,427
  Trustees' fees                                                              5,015                 12,608
  Other fees                                                                    615                  6,069
                                                                          ---------            -----------

  Total expenses before voluntary fee reductions                             49,150                228,488
Expenses voluntarily reduced by:
  Advisor                                                                   (28,790)              (157,286)
  Distributor                                                                  (131)                   (87)
                                                                          ---------            -----------
  Net Expenses                                                               20,229                 71,115
                                                                          ---------            -----------

NET INVESTMENT INCOME (LOSS)                                                   (884)                   972
                                                                          ---------            -----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions                    (49,152)               458,229
Net change in unrealized appreciation (depreciation) on
  investments                                                              (313,011)               891,697
Net change in translation of assets and liabilities in foreign
  currencies                                                                    282                    217
                                                                          ---------            -----------
Net realized/unrealized gains (losses) from investments                    (361,881)             1,350,143
                                                                          ---------            -----------
Change in net assets resulting from operations                            $(362,765)           $ 1,351,115
                                                                          =========            ===========

(a)  For the period from July 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK LARGE CAP
EQUITY FUND

                                                        FOR THE                FOR THE           FOR THE
                                                     PERIOD ENDED            YEAR ENDED         YEAR ENDED
                                                SEPTEMBER 30, 2004 (a)     APRIL 30, 2004     APRIL 30, 2003
                                               ------------------------   ----------------   ---------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                      $    (26,817)           $   (317,701)     $     60,119
  Net realized gains (losses) from
   investment transactions                             4,112,653              39,611,296       (27,566,941)
  Net change in unrealized appreciation
   (depreciation) on investments and
   translation of assets and liabilities in
   foreign currencies                                 (7,338,820)            (35,261,897)       16,236,068
                                                    ------------            ------------      ------------
Change in net assets from operations                  (3,252,984)              4,031,698       (11,270,754)
                                                    ------------            ------------      ------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                   -                       -            (7,430)
  From net realized gains from investment
   transactions and futures contracts                          -                       -                 -

DISTRIBUTIONS TO CLASS B SHAREHOLDERS: (b)
  From net investment income                                   -                       -               (84)
  From net realized gains from investment
   transactions and futures contracts                          -                       -                 -

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                   -                       -          (102,196)

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                   -                       -                 -
  From net realized gains from investment
   transactions and futures contracts                          -                       -                 -
                                                    ------------            ------------      ------------
Change in net assets from shareholder
  distributions                                                -                       -          (109,710)
                                                    ------------            ------------      ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                          3,053,402              15,996,157        11,064,718
  Proceeds from shares exchanged from
   Class B (b)                                                 -               1,987,261                 -
  Proceeds from shares issued in
   connection with merger                                      -             196,009,945                 -
  Dividends reinvested                                         -                       -            42,295
  Cost of shares redeemed                            (30,868,517)            (31,125,993)      (32,862,438)
  Cost of shares exchanged to Class A                          -              (1,987,261)                -
                                                    ------------            ------------      ------------
Change in net assets from capital
  transactions                                       (27,815,115)            180,880,109       (21,755,425)
                                                    ------------            ------------      ------------

Net increase (decrease) in net assets                (31,068,099)            184,911,807       (33,135,889)

NET ASSETS:
  Beginning of year                                  230,062,025              45,150,218        78,286,107
                                                    ------------            ------------      ------------
  End of year                                       $198,993,926            $230,062,025      $ 45,150,218
                                                    ============            ============      ============
  Undistributed net investment income               $          -            $          -      $          -
                                                    ============            ============      ============

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK LARGE CAP
EQUITY FUND (CONT.)

                                                        FOR THE                FOR THE           FOR THE
                                                     PERIOD ENDED            YEAR ENDED         YEAR ENDED
                                                SEPTEMBER 30, 2004 (a)     APRIL 30, 2004     APRIL 30, 2003
                                               ------------------------   ----------------   ---------------
SHARE TRANSACTIONS:
  Issued                                                 305,227               1,673,420         1,337,028
  Issued in connection with exchange from
   Class B (b)                                                 -                 202,575                 -
  Issued in connection with merger                             -              18,955,270                 -
  Reinvested                                                   -                       -             4,865
  Redeemed                                            (3,106,072)             (3,262,576)       (3,849,492)
  Cost of shares exchanged to Class A                          -                (211,862)                -
                                                     -----------             -----------       -----------
Change in shares from capital transactions            (2,800,845)             17,356,827        (2,507,599)
                                                     ===========             ===========       ===========

(a)  For the period from May 1, 2004 to September 30, 2004.
(b)  Class B shares were converted to Class A shares on March 24, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK MID CAP
EQUITY FUND

                                                          FOR THE                FOR THE           FOR THE
                                                       PERIOD ENDED            YEAR ENDED         YEAR ENDED
                                                  SEPTEMBER 30, 2004 (a)     APRIL 30, 2004     APRIL 30, 2003
                                                 ------------------------   ----------------   ---------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                         $   (414,620)          $ (1,031,601)     $   (398,291)
  Net realized gains (losses) from
   investment transactions                               (3,250,469)            27,704,759       (11,194,364)
  Net realized losses from futures contracts                      -                      -          (964,999)
  Net change in unrealized appreciation
   (depreciation) on investments and
   translation of assets and liabilities in
   foreign currencies                                    (2,881,868)            14,143,726       (22,484,146)
                                                       ------------           ------------      ------------
Change in net assets from operations                     (6,546,957)            40,816,884       (35,041,800)
                                                       ------------           ------------      ------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                      -                      -                 -
  From net realized gains from investment
   transactions and futures contracts                             -                      -          (431,775)

DISTRIBUTIONS TO CLASS B SHAREHOLDERS: (b)
  From net investment income                                      -                      -                 -
  From net realized gains from investment
   transactions and futures contracts                             -                      -           (91,773)

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                      -                      -                 -

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                      -                      -                 -
  From net realized gains from investment
   transactions and futures contracts                             -                      -          (911,429)
                                                       ------------           ------------      ------------
Change in net assets from shareholder
  distributions                                                   -                      -        (1,434,977)
                                                       ------------           ------------      ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                             7,951,481             45,286,486        61,900,000
  Proceeds from shares exchanged from
   Class B (b)                                                    -              6,045,653                 -
  Dividends reinvested                                            -                      -         1,432,835
  Cost of shares redeemed                               (23,536,702)           (96,598,044)      (60,955,952)
  Cost of shares exchanged to Class A                             -             (6,045,653)                -
                                                       ------------           ------------      ------------
Change in net assets from capital
  transactions                                          (15,585,221)           (51,311,558)        2,376,883
                                                       ------------           ------------      ------------

Net increase (decrease) in net assets                   (22,132,178)           (10,494,674)      (34,099,894)

NET ASSETS:
  Beginning of year                                     140,199,287            150,693,961       184,793,855
                                                       ------------           ------------      ------------
  End of year                                          $118,067,109           $140,199,287      $150,693,961
                                                       ============           ============      ============
  Undistributed net investment income                  $          -           $          -      $          -
                                                       ============           ============      ============

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK MID CAP
EQUITY FUND (CONT.)

                                                        FOR THE                FOR THE           FOR THE
                                                     PERIOD ENDED            YEAR ENDED         YEAR ENDED
                                                SEPTEMBER 30, 2004 (a)     APRIL 30, 2004     APRIL 30, 2003
                                               ------------------------   ----------------   ---------------
SHARE TRANSACTIONS:
  Issued                                                  664,395              4,024,702         6,443,976
  Issued in connection with exchange from
   Class B (b)                                                  -                506,336                 -
  Reinvested                                                    -                      -           153,085
  Redeemed                                             (1,961,518)            (8,386,869)       (6,461,774)
  Cost of shares exchanged to Class A                           -               (551,611)                -
                                                      -----------            -----------       -----------
Change in shares from capital transactions             (1,297,123)            (4,407,442)         (135,287)
                                                      ===========            ===========       ===========

(a)  For the period from May 1, 2004 to September 30, 2004.
(b)  Class B shares were converted to Class A shares on March 24, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)
--------------------------------------------------------------------------------

TAMARACK SMALL CAP
EQUITY FUND

                                                          FOR THE                FOR THE           FOR THE
                                                       PERIOD ENDED            YEAR ENDED         YEAR ENDED
                                                  SEPTEMBER 30, 2004 (a)     APRIL 30, 2004     APRIL 30, 2003
                                                 ------------------------   ----------------   ---------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                         $    (96,856)         $   (306,750)      $   (243,477)
  Net realized gains (losses) from
   investment transactions                                1,605,192             3,625,637         (3,444,713)
  Net realized losses from futures contracts                      -                     -                  -
  Net change in unrealized appreciation
   (depreciation) on investments and
   translation of assets and liabilities in
   foreign currencies                                      (718,396)            2,579,437         (1,538,562)
                                                       ------------          ------------       ------------
Change in net assets from operations                        789,940             5,898,324         (5,226,752)
                                                       ------------          ------------       ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                             1,651,380            10,720,002         11,572,346
  Proceeds from shares exchanged from
   Class B (b)                                                    -             2,202,168                  -
  Dividends reinvested                                            -                     -                  -
  Cost of shares redeemed                                (5,686,783)          (18,175,934)       (11,858,931)
  Cost of shares exchanged to Class A                             -            (2,202,168)                 -
                                                       ------------          ------------       ------------
Change in net assets from capital
  transactions                                           (4,035,403)           (7,455,932)          (286,585)
                                                       ------------          ------------       ------------

Net increase (decrease) in net assets                    (3,245,463)           (1,557,608)        (5,513,337)

NET ASSETS:
  Beginning of year                                      21,593,416            23,151,024         28,664,361
                                                       ------------          ------------       ------------
  End of year                                          $ 18,347,953          $ 21,593,416       $ 23,151,024
                                                       ============          ============       ============
  Undistributed net investment income                  $          -          $          -       $          -
                                                       ============          ============       ============

SHARE TRANSACTIONS:
  Issued                                                    124,063               845,646          1,151,705
  Issued in connection with exchange from
   Class B (b)                                                    -               170,843                  -
  Reinvested                                                      -                     -                  -
  Redeemed                                                 (424,896)           (1,494,087)        (1,195,656)
  Cost of shares exchanged to Class A                             -              (181,547)                 -
                                                       ------------          ------------       ------------
Change in shares from capital transactions                 (300,833)             (659,145)           (43,951)
                                                       ============          ============       ============

(a)  For the period from May 1, 2004 to September 30, 2004.
(b)  Class B shares were converted to Class A shares on March 24, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK ENTERPRISE
FUND

                                                          FOR THE                FOR THE            FOR THE
                                                       PERIOD ENDED            YEAR ENDED         YEAR ENDED
                                                  SEPTEMBER 30, 2004 (a)      JUNE 30, 2004      JUNE 30, 2003
                                                 ------------------------   ----------------   ----------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                         $    (104,378)         $   (281,448)     $     436,159
  Net realized gains (losses) from
   investment transactions                                 5,563,413            25,350,262        (16,021,294)
  Net realized losses from futures contracts                       -                     -                  -
  Net change in unrealized appreciation
   (depreciation) on investments and
   translation of assets and liabilities in
   foreign currencies                                     (7,233,137)           52,621,447        (13,778,746)
                                                       -------------          ------------      -------------
Change in net assets from operations                      (1,774,102)           77,690,261        (29,363,881)
                                                       -------------          ------------      -------------

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                       -               (43,832)          (389,957)
  From net realized gains from investment
   transactions and futures contracts                              -                     -           (228,580)
                                                       -------------          ------------      -------------
Change in net assets from shareholder
  distributions                                                    -               (43,832)          (618,537)
                                                       -------------          ------------      -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                             34,285,637           160,648,059         77,753,773
  Dividends reinvested                                             -                38,566            529,183
  Cost of shares redeemed                                (24,741,238)          (79,156,190)      (209,998,143)
                                                       -------------          ------------      -------------
Change in net assets from capital
  transactions                                             9,544,399            81,530,435       (131,715,187)
                                                       -------------          ------------      -------------

Net increase (decrease) in net assets                      7,770,297           159,176,864       (161,697,605)
NET ASSETS:
  Beginning of year                                      367,827,972           208,651,108        370,348,713
                                                       -------------          ------------      -------------
  End of year                                          $ 375,598,269          $367,827,972      $ 208,651,108
                                                       =============          ============      =============
  Undistributed net investment income                  $     357,106          $          -      $      43,829
                                                       =============          ============      =============

SHARE TRANSACTIONS:
  Issued                                                   1,452,014             7,145,481          5,059,364
  Reinvested                                                       -                 1,685             30,390
  Redeemed                                                (1,088,325)           (3,572,168)       (13,870,209)
                                                       -------------          ------------      -------------
Change in shares from capital transactions                   363,689             3,574,998         (8,780,455)
                                                       =============          ============      =============

(a)  For the period from July 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK ENTERPRISE
SMALL CAP FUND

                                                          FOR THE               FOR THE            FOR THE
                                                       PERIOD ENDED            YEAR ENDED        YEAR ENDED
                                                  SEPTEMBER 30, 2004 (a)     JUNE 30, 2004      JUNE 30, 2003
                                                 ------------------------   ---------------   ----------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                          $   (107,477)         $   (324,474)      $    (89,517)
  Net realized gains (losses) from
   investment transactions                                 1,087,663             6,893,399         (2,282,735)
  Net realized losses from futures contracts                       -                     -                  -
  Net change in unrealized appreciation
   (depreciation) on investments and
   translation of assets and liabilities in
   foreign currencies                                     (1,212,414)           13,406,860         (1,397,387)
                                                        ------------          ------------       ------------
Change in net assets from operations                        (232,228)           19,975,785         (3,769,639)
                                                        ------------          ------------       ------------
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                       -                     -                  -
  From net realized gains from investment
   transactions and futures contracts                              -                     -         (1,109,290)
                                                        ------------          ------------       ------------
Change in net assets from shareholder
  distributions                                                    -                     -         (1,109,290)
                                                        ------------          ------------       ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                              1,533,057            15,468,065          9,288,735
  Dividends reinvested                                             -                     -          1,044,478
  Cost of shares redeemed                                 (2,289,873)          (11,581,541)       (13,612,663)
                                                        ------------          ------------       ------------
Change in net assets from capital
  transactions                                              (756,816)            3,886,524         (3,279,450)
                                                        ------------          ------------       ------------

Net increase (decrease) in net assets                       (989,044)           23,862,309         (8,158,379)
NET ASSETS:
  Beginning of year                                       77,123,557            53,261,248         61,419,627
                                                        ------------          ------------       ------------
  End of year                                           $ 76,134,513          $ 77,123,557       $ 53,261,248
                                                        ============          ============       ============
  Undistributed net investment income                   $          -          $          -       $          -
                                                        ============          ============       ============
SHARE TRANSACTIONS:
  Issued                                                      48,280               504,598            424,863
  Reinvested                                                       -                     -             43,960
  Redeemed                                                   (72,570)             (385,497)          (626,353)
                                                        ------------          ------------       ------------
Change in shares from capital transactions                   (24,290)              119,101           (157,530)
                                                        ============          ============       ============

(a)  For the period from July 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK VALUE
FUND

                                                          FOR THE                FOR THE            FOR THE
                                                       PERIOD ENDED            YEAR ENDED         YEAR ENDED
                                                  SEPTEMBER 30, 2004 (a)      JUNE 30, 2004      JUNE 30, 2003
                                                 ------------------------   ----------------   ----------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                         $   1,153,533          $  5,092,532      $   4,517,437
  Net realized gains (losses) from
   investment transactions                                 5,361,617            30,022,459         (5,433,983)
  Net realized losses from futures contracts                       -                     -                  -
  Net change in unrealized appreciation
   (depreciation) on investments and
   translation of assets and liabilities in
   foreign currencies                                        549,117            31,457,240        (45,672,797)
                                                       -------------         -------------      -------------
Change in net assets from operations                       7,064,267            66,572,231        (46,589,343)
                                                       -------------         -------------      -------------

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                       -            (3,800,757)        (4,450,101)
  From net realized gains from investment
   transactions and futures contracts                              -            (3,742,736)                 -
                                                       -------------         -------------      -------------
Change in net assets from shareholder
  distributions                                                    -            (7,543,493)        (4,450,101)
                                                       -------------         -------------      -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                              3,264,668            37,127,202         83,748,273
  Dividends reinvested                                             -             7,260,313          4,270,867
  Cost of shares redeemed                                (17,815,647)          (89,961,354)       (99,685,751)
                                                       -------------         -------------      -------------
Change in net assets from capital
  transactions                                           (14,550,979)          (45,573,839)       (11,666,611)
                                                       -------------         -------------      -------------

Net increase (decrease) in net assets                     (7,486,712)           13,454,899        (62,706,055)

NET ASSETS:
  Beginning of year                                      387,235,433           373,780,534        436,486,589
                                                       -------------         -------------      -------------
  End of year                                          $ 379,748,721         $ 387,235,433      $ 373,780,534
                                                       =============         =============      =============
  Undistributed net investment income                  $   2,442,446         $   1,288,913      $      (2,864)
                                                       =============         =============      =============

SHARE TRANSACTIONS:
  Issued                                                      74,527               888,022          2,326,864
  Reinvested                                                       -               170,742            119,366
  Redeemed                                                  (406,181)           (2,138,878)        (2,789,637)
                                                       -------------         -------------      -------------
Change in shares from capital transactions                  (331,654)           (1,080,114)          (343,407)
                                                       =============         =============      =============

(a)  For the period from July 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK MICROCAP
VALUE FUND

                                                          FOR THE                FOR THE            FOR THE
                                                       PERIOD ENDED            YEAR ENDED         YEAR ENDED
                                                  SEPTEMBER 30, 2004 (a)      JUNE 30, 2004      JUNE 30, 2003
                                                 ------------------------   ----------------   ----------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                         $     118,008         $     485,170       $    297,659
  Net realized gains (losses) from
   investment transactions                                 5,313,958             5,148,727         (4,609,799)
  Net realized losses from futures contracts                       -                     -                  -
  Net change in unrealized appreciation
   (depreciation) on investments and
   translation of assets and liabilities in
   foreign currencies                                     (9,569,340)           38,550,634           (849,567)
                                                       -------------         -------------       ------------
Change in net assets from operations                      (4,137,374)           44,184,531         (5,161,707)
                                                       -------------         -------------       ------------

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                       -              (397,468)          (297,133)
  From net realized gains from investment
   transactions and futures contracts                              -              (481,025)        (1,908,203)
                                                       -------------         -------------       ------------
Change in net assets from shareholder
  distributions                                                    -              (878,493)        (2,205,336)
                                                       -------------         -------------       ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                              5,519,818           136,437,976         41,992,905
  Dividends reinvested                                             -               822,848          2,091,769
  Cost of shares redeemed                                (16,197,126)          (37,300,490)       (40,827,933)
                                                       -------------         -------------       ------------
Change in net assets from capital
  transactions                                           (10,677,308)           99,960,334          3,256,741
                                                       -------------         -------------       ------------

Net increase (decrease) in net assets                    (14,814,682)          143,266,372         (4,110,302)

NET ASSETS:
  Beginning of year                                      235,468,708            92,202,336         96,312,638
                                                       -------------         -------------       ------------
  End of year                                          $ 220,654,026         $ 235,468,708       $ 92,202,336
                                                       =============         =============       ============
  Undistributed net investment income                  $     236,652         $     118,644       $     30,943
                                                       =============         =============       ============

SHARE TRANSACTIONS:
  Issued                                                     302,030             7,615,318          3,453,385
  Reinvested                                                       -                47,345            155,835
  Redeemed                                                  (905,475)           (2,137,437)        (3,426,704)
                                                       -------------         -------------       ------------
Change in shares from capital transactions                  (603,445)            5,525,226            182,516
                                                       =============         =============       ============

(a)  For the period from July 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets (cont.)
--------------------------------------------------------------------------------

TAMARACK SMALL CAP
INTERNATIONAL FUND

                                                          FOR THE               FOR THE           FOR THE
                                                       PERIOD ENDED            YEAR ENDED       YEAR ENDED
                                                  SEPTEMBER 30, 2004 (a)     JUNE 30, 2004     JUNE 30, 2003
                                                 ------------------------   ---------------   --------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                        $      (884)            $       972       $      (864)
  Net realized gains (losses) from
   investment transactions                                (49,152)                458,229          (308,355)
  Net realized losses from futures contracts                    -                       -                 -
  Net change in unrealized appreciation
   (depreciation) on investments and
   translation of assets and liabilities in
   foreign currencies                                    (312,729)                891,914           592,796
                                                      -----------             -----------       -----------
Change in net assets from operations                     (362,765)              1,351,115           283,577
                                                      -----------             -----------       -----------

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                    -                       -                 -
  From net realized gains from investment
   transactions and futures contracts                           -                       -                 -
  From return of capital                                        -                       -          (192,818)
                                                      -----------             -----------       -----------
Change in net assets from shareholder
  distributions                                                 -                       -          (192,818)
                                                      -----------             -----------       -----------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                              41,988               1,364,923         1,370,049
  Dividends reinvested                                          -                       -           192,788
  Cost of shares redeemed                                  (1,527)               (680,497)       (1,360,738)
                                                      -----------             -----------       -----------
Change in net assets from capital
  transactions                                             40,461                 684,426           202,099
                                                      -----------             -----------       -----------

Net increase (decrease) in net assets                    (322,304)              2,035,541           292,858

NET ASSETS:
  Beginning of year                                     5,321,132               3,285,591         2,992,733
                                                      -----------             -----------       -----------
  End of year                                         $ 4,998,828             $ 5,321,132       $ 3,285,591
                                                      ===========             ===========       ===========
  Undistributed net investment income                 $         -             $    (6,137)      $         -
                                                      ===========             ===========       ===========

SHARE TRANSACTIONS:
  Issued                                                    4,231                 136,970           202,662
  Reinvested                                                    -                       -            24,466
  Redeemed                                                   (152)                (64,943)         (202,643)
                                                      -----------             -----------       -----------
Change in shares from capital transactions                  4,079                  72,027            24,485
                                                      ===========             ===========       ===========

(a)  For the period from July 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Large Cap Equity Fund

--------------------------------------------------------------------------------

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                     PERIOD ENDED                             YEAR ENDED APRIL 30,
                                       SEPT. 30,     ----------------------------------------------------------------------
                                       2004 (e)           2004          2003          2002          2001          2000
                                    -------------      ---------     ---------     ---------     ---------     ---------
CLASS A
-------
Net Asset Value, Beginning of         $   10.02        $    8.33     $    9.87     $   12.02     $   15.56     $   13.81
  Period

INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)            (0.01)           (0.07)            -         (0.02)        (0.04)        (0.02)
  Net Realized and Unrealized             (0.13)            1.76         (1.53)        (2.13)        (2.55)         2.03
   Gains (Losses) on Investments      ---------        ---------     ---------     ---------     ---------     ---------
  Total from Investment Activities        (0.14)            1.69         (1.53)        (2.15)        (2.59)         2.01

DISTRIBUTIONS:
  Net Investment Income                       -                -         (0.01)          (a)             -         (0.01)
  Return of Capital                           -                -             -           (a)             -             -
  Net Realized Gains                          -                -             -             -         (0.95)        (0.25)
                                      ---------        ---------     ---------     ---------     ---------     ---------
  Total Distributions                         -                -         (0.01)            -         (0.95)        (0.26)
                                      ---------        ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period        $    9.88        $   10.02     $    8.33     $    9.87     $   12.02     $   15.56
Total Return*                             (1.40%)(b)       20.29%       (15.53%)      (17.87%)      (17.24%)       14.63%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (000's)   $  10,614        $  10,864     $   7,686     $   9,906     $  14,126     $  19,044
  Ratio of Expenses to Average Net         1.10%(c)         1.54%         1.46%         1.34%         1.25%         1.25%
   Assets
  Ratio of Net Investment Income          (0.27%)(c)       (0.85%)       (0.07%)       (0.14%)       (0.28%)       (0.22%)
   (Loss) to Average Net Assets
  Ratio of Expenses to Average Net         1.63%(c)         1.79%         1.71%         1.59%         1.50%         1.50%
   Assets**
  Portfolio Turnover***                      16%             264%           90%           33%           31%           63%

CLASS I
-------
Net Asset Value, Beginning of         $   10.11        $    8.38     $    9.92     $   12.07     $   15.57     $   13.80
  Period

INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)              -(a)           (0.07)         0.03          0.02           -(a)         0.01
  Net Realized and Unrealized             (0.14)            1.80         (1.55)        (2.15)        (2.55)         2.03
   Gains (Losses) on Investments      ---------        ---------     ---------     ---------     ---------     ---------
  Total from Investment Activities        (0.14)            1.73         (1.52)        (2.13)        (2.55)         2.04

DISTRIBUTIONS:
  Net Investment Income                       -                -         (0.02)        (0.01)         -(a)         (0.02)
  Return of Capital                           -                -             -         (0.01)            -             -
  Net Realized Gains                          -                -             -             -         (0.95)        (0.25)
                                      ---------        ---------     ---------     ---------     ---------     ---------
  Total Distributions                         -                -         (0.02)        (0.02)        (0.95)        (0.27)
                                      ---------        ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period        $    9.97        $   10.11     $    8.38     $    9.92     $   12.07     $   15.57
Total Return*                             (1.38%)(b)       20.64%       (15.34%)      (17.71%)      (16.96%)       14.88%

  Net Assets, End of Period (000's)   $  19,556        $  28,454     $  35,379     $  64,516     $ 149,839     $ 194,157
  Ratio of Expenses to Average Net         0.85%(c)         1.29%         1.21%         1.09%         1.00%         1.00%
   Assets
  Ratio of Net Investment Income          (0.03%)(c)       (0.60%)        0.20%         0.11%        (0.03%)        0.09%
   (Loss) to Average Net Assets
  Ratio of Expenses to Average Net         1.11%(c)         1.29%           (d)           (d)           (d)           (d)
   Assets**
  Portfolio Turnover***                      16%             264%           90%           33%           31%           63%

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                      PERIOD ENDED
                                              SEPT. 30,           APRIL 30,
                                               2004 (e)            2004 (f)
                                            -------------       -------------
CLASS C
-------
Net Asset Value,                               $ 10.02             $ 10.28
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income                        (0.04)                  -
        (Loss)
    Net Realized and                             (0.13)              (0.26)
        Unrealized Gains                       -------             -------
        (Losses) on
        Investments
    Total from Investment                        (0.17)              (0.26)
        Activities

DISTRIBUTIONS:
    Net Investment Income                            -                   -
    Return of Capital                                -                   -
    Net Realized Gains                               -                   -
                                               -------             -------
    Total Distributions                              -                   -
                                               -------             -------
Net Asset Value, End of                        $  9.85             $ 10.02
    Period
Total Return*                                    (1.70%)(b)          (2.53%)(b)

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of                         $     3             $     3
        Period (000's)
    Ratio of Expenses to                          1.81%(c)            1.88%(c)
        Average Net Assets
    Ratio of Net Investment                      (0.98%)(c)          (1.15%)(c)
        Income (Loss) to
        Average Net Assets
    Ratio of Expenses to                          2.13%(c)              (d)
        Average Net
        Assets**
    Portfolio Turnover***                           16%                264%

CLASS R
-------
Net Asset Value,                               $ 10.02             $ 10.28
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income                            -                   -
       (Loss)
    Net Realized and                             (0.15)              (0.26)
        Unrealized Gains                       -------             -------
        (Losses) on
        Investments
    Total from Investment                        (0.15)              (0.26)
        Activities

DISTRIBUTIONS:
    Net Investment Income                            -                   -
    Return of Capital                                -                   -
    Net Realized Gains                               -                   -
                                               -------             -------
    Total Distributions                              -                   -
                                               -------             -------
Net Asset Value, End of                        $  9.87             $ 10.02
    Period
Total Return*                                    (1.50%)(b)          (2.53%)(b)

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of                         $    65             $     3
        Period (000's)
    Ratio of Expenses to                          1.34%(c)            1.32%(c)
        Average Net Assets
    Ratio of Net Investment                       0.12%(c)          (0.63%)(c)
        Income (Loss) to
        Average Net Assets
    Ratio of Expenses to                          2.00%(c)              (d)
        Average Net
        Assets**
    Portfolio Turnover***                           16%                264%

                                                      PERIOD ENDED
                                              SEPT. 30,           APRIL 30,
                                               2004 (e)            2004 (f)
                                            -------------       -------------
CLASS S
-------
Net Asset Value,                               $ 10.11             $ 10.37
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income                            -                   -
        (Loss)
    Net Realized and                             (0.14)              (0.26)
        Unrealized Gains                       -------             -------
        (Losses) on
        Investments
    Total from Investment                        (0.14)              (0.26)
        Activities

DISTRIBUTIONS:
    Net Investment Income                            -                   -
    Return of Capital                                -                   -
    Net Realized Gains                               -                   -
                                               -------             -------
    Total Distributions                              -                   -
                                               -------             -------
Net Asset Value, End of                        $  9.97             $ 10.11
    Period
Total Return*                                    (1.38%)(b)          (2.51%)(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of                        $168,756            $190,737
        Period (000's)
    Ratio of Expenses to                          0.85%(c)            0.85%(c)
        Average Net Assets
    Ratio of Net Investment                      (0.02%)(c)          (0.27%)(c)
        Income (Loss) to
        Average Net Assets
    Ratio of Expenses to                          1.13%(c)              (d)
        Average Net
        Assets**
    Portfolio Turnover***                           16%                264%

  *  Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(a)  Less than $0.01 per share.
(b)  Not annualized.
(c)  Annualized.
(d)  There were no waivers or reimbursements during the period.
(e)  For the period from May 1, 2004 to September 30, 2004.
(f) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Mid Cap Equity Fund

--------------------------------------------------------------------------------

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)



                                    PERIOD ENDED                            YEAR ENDED APRIL 30,
                                      SEPT. 30,       -----------------------------------------------------------------
                                      2004 (e)          2004          2003          2002          2001           2000
                                    ------------      ---------     ---------     ---------     ---------     ---------
CLASS A
-------
Net Asset Value, Beginning of         $  12.17        $    9.46     $   11.73     $   11.99     $   14.02     $   15.33
  Period

INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)           (0.04)           (0.08)        (0.03)        (0.01)         0.01         (0.02)
  Net Realized and Unrealized            (0.56)            2.79         (2.15)         0.67          0.98          2.69
   Gains (Losses) on Investments      --------        ---------     ---------     ---------     ---------     ---------
  Total from Investment Activities       (0.60)            2.71         (2.18)         0.66          0.99          2.67

DISTRIBUTIONS:
  Net Investment Income                      -                -             -         (0.01)        (0.01)            -
  Net Realized Gains                         -                -         (0.09)        (0.91)        (3.01)        (3.98)
                                      --------        ---------     ---------     ---------     ---------     ---------
  Total Distributions                        -                -         (0.09)        (0.92)        (3.02)        (3.98)
                                      --------        ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period        $  11.57        $   12.17     $    9.46     $   11.73     $   11.99     $   14.02
Total Return*                            (4.93%)(b)       28.65%       (18.58%)        5.99%         5.92%        21.15%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)   $ 69,979        $  74,150     $  48,806     $  55,143     $  28,312     $  30,374
  Ratio of Expenses to Average Net        1.27%(c)         1.38%         1.40%         1.37%         1.31%         1.31%
   Assets
  Ratio of Net Investment Income         (0.88%)(c)       (0.78%)       (0.37%)       (0.22%)        0.09%        (0.17%)
   (Loss) to Average Net Assets
  Ratio of Expenses to Average Net        1.58%(c)         1.64%         1.65%         1.62%         1.56%         1.56%
   Assets**
  Portfolio Turnover***                     15%              93%           28%           19%           66%           61%

CLASS I
-------
Net Asset Value, Beginning of         $  12.41        $    9.62     $   11.91     $   12.13     $   14.14     $   15.37
  Period

INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)           (0.04)           (0.08)        (0.01)         0.01          0.04          0.01
  Net Realized and Unrealized            (0.56)            2.87         (2.19)         0.69          0.99          2.74
   Gains (Losses) on Investments      --------        ---------     ---------     ---------     ---------     ---------
  Total from Investment Activities       (0.60)            2.79         (2.20)         0.70          1.03          2.75

DISTRIBUTIONS:
  Net Investment Income                      -                -             -         (0.01)        (0.03)          (a)
  Net Realized Gains                         -                -         (0.09)        (0.91)        (3.01)        (3.98)
                                      --------        ---------     ---------     ---------     ---------     ---------
  Total Distributions                        -                -         (0.09)        (0.92)        (3.04)        (3.98)
                                      --------        ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period        $  11.81        $   12.41     $    9.62     $   11.91     $   12.13     $   14.14
Total Return*                            (4.83%)(b)       29.00%       (18.46%)        6.34%         6.17%        21.67%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (000's)   $ 47,778        $  66,039     $  94,472     $ 115,032     $ 120,842     $  84,905
  Ratio of Expenses to Average Net        1.02%(c)         1.15%         1.15%         1.12%         1.06%         1.06%
   Assets
  Ratio of Net Investment Income         (0.62%)(c)       (0.50%)       (0.12%)        0.10%         0.35%         0.10%
   (Loss) to Average Net Assets
  Ratio of Expenses to Average Net        1.07%(c)         1.16%           (d)           (d)           (d)           (d)
   Assets**
  Portfolio Turnover***                     15%              93%           28%           19%           66%           61%

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                             PERIOD ENDED
                                     SEPT. 30,            APRIL 30,
                                     2004 (e)             2004 (f)
                                ------------------   ------------------
CLASS C
-------
Net Asset Value,                      $12.16              $12.51
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income              (0.05)                  -
       (Loss)
    Net Realized and                   (0.58)              (0.35)
        Unrealized Gains              ------              ------
        (Losses) on
        Investments
    Total from Investment              (0.63)              (0.35)
        Activities

DISTRIBUTIONS:
    Net Investment Income                  -                   -
    Net Realized Gains                     -                   -
                                      ------              ------
    Total Distributions                    -                   -
                                      ------              ------
Net Asset Value, End of               $11.53              $12.16
    Period
Total Return*                          (5.18%)(b)          (2.80%)(b)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of                $   13              $    3
        Period (000's)
    Ratio of Expenses to                2.02%(c)            1.28%(c)
        Average Net Assets
    Ratio of Net Investment            (1.65%)(c)          (1.01%)(c)
      Income (Loss) to
      Average Net Assets
    Ratio of Expenses to                2.12%(c)             (d)
      Average Net
      Assets**
    Portfolio Turnover***                 15%                 93%

CLASS R
-------
Net Asset Value,                      $12.17              $12.51
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income              (0.01)                  -
       (Loss)
    Net Realized and                   (0.61)              (0.34)
        Unrealized Gains              ------              ------
        (Losses) on
        Investments
    Total from Investment              (0.62)              (0.34)
        Activities

DISTRIBUTIONS:
    Net Investment Income                  -                   -
    Net Realized Gains                     -                   -
                                      ------              ------
    Total Distributions                    -                   -
                                      ------              ------
Net Asset Value, End of               $11.55              $12.17
    Period
Total Return*                          (5.09%)(b)          (2.72%)(b)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of                $   72              $    3
        Period (000's)
    Ratio of Expenses to                1.52%(c)            0.79%(c)
        Average Net Assets
    Ratio of Net Investment            (1.20%)(c)          (0.56%)(c)
        Income (Loss) to
        Average Net Assets
    Ratio of Expenses to                1.78%(c)             (d)
        Average Net
        Assets**
    Portfolio Turnover***                 15%                 93%


                                             PERIOD ENDED
                                     SEPT. 30,            APRIL 30,
                                     2004 (e)             2004 (f)
                                ------------------   ------------------
CLASS S
-------
Net Asset Value,                     $ 12.41             $ 12.76
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income              (0.01)                  -
       (Loss)
    Net Realized and                   (0.59)              (0.35)
        Unrealized Gains             -------             -------
        (Losses) on
        Investments
    Total from Investment              (0.60)              (0.35)
        Activities

DISTRIBUTIONS:
    Net Investment Income                  -                   -
    Net Realized Gains                     -                   -
                                     -------             -------
    Total Distributions                    -                   -
                                     -------             -------
Net Asset Value, End of              $ 11.81               12.41
    Period
Total Return*                         (4.83%)(b)           (2.74%)(b)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of               $  225              $     4
        Period (000's)
    Ratio of Expenses to               1.03%(c)             0.25%(c)
        Average Net Assets
    Ratio of Net Investment           (0.71%)(c)           (0.06%)(c)
        Income (Loss) to
        Average Net Assets
    Ratio of Expenses to               1.15%(c)               (d)
        Average Net
        Assets**
    Portfolio Turnover***                15%                  93%

  *  Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Less than $0.01 per share.
(b)  Not annualized.
(c)  Annualized.
(d)  There were no waivers or reimbursements during the period.
(e)  For the period from May 1, 2004 to September 30, 2004.
(f) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Small Cap Equity Fund

--------------------------------------------------------------------------------

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)



                                      PERIOD ENDED                           YEAR ENDED APRIL 30,
                                        SEPT. 30,     ------------------------------------------------------------------
                                        2004 (d)           2004         2003          2002          2001         2000
                                    ----------------    ----------   ----------    ----------    ----------   ----------
CLASS A
-------
Net Asset Value, Beginning of          $ 13.19            $ 10.11     $ 12.32        $ 11.56      $ 12.50      $ 12.69
  Period

INVESTMENT ACTIVITIES:
  Net Investment Loss                    (0.07)             (0.15)      (0.12)         (0.11)       (0.11)       (0.09)
  Net Realized and Unrealized             0.66               3.23       (2.09)          1.04         0.08         2.31
   Gains (Losses) on Investments       -------            -------     --------       -------      -------      -------
  Total from Investment Activities        0.59               3.08       (2.21)          0.93        (0.03)        2.22

DISTRIBUTIONS:
  Net Investment Income                      -                  -           -              -            -            -
  Net Realized Gains                         -                  -           -          (0.17)       (0.91)      ( 2.41)
                                       -------            -------     --------       -------      -------      -------
  Total Distributions                        -                  -           -          (0.17)       (0.91)       (2.41)
                                       -------            -------     --------       -------      -------      -------
Net Asset Value, End of Period         $ 13.78            $ 13.19     $ 10.11        $ 12.32      $ 11.56      $ 12.50
Total Return*                             4.47%(a)          30.46%     (17.94%)         8.17%       (0.43%)      19.97%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)    $ 8,140             $7,488      $4,359         $6,069       $5,870       $6,881
  Ratio of Expenses to Average Net        1.68%(b)           1.81%       1.70%          1.61%        1.49%        1.46%
   Assets
  Ratio of Net Investment Loss to        (1.28%)(b)         (1.52%)     (1.12%)        (0.99%)      (0.85%)      (0.80%)
   Average Net Assets
  Ratio of Expenses to Average Net        2.76%(b)           2.06%       1.95%          1.86%        1.74%        1.71%
   Assets**
  Portfolio Turnover***                     11%                40%        120%            31%          71%         258%

CLASS I
-------
Net Asset Value, Beginning of          $ 13.40            $ 10.25     $ 12.45        $ 11.66      $ 12.57      $ 12.72
  Period

INVESTMENT ACTIVITIES:
  Net Investment Loss                    (0.08)             (0.17)      (0.09)         (0.07)       (0.06)       (0.07)
  Net Realized and Unrealized             0.69               3.32       (2.11)          1.03         0.06         2.33
   Gains (Losses) on Investments       -------            -------     --------       -------      -------      -------
  Total from Investment Activities        0.61               3.15       (2.20)          0.96           -          2.26

DISTRIBUTIONS:
  Net Investment Income                      -                  -           -              -            -            -
  Net Realized Gains                         -                  -           -          (0.17)       (0.91)       (2.41)
                                       -------            -------     --------       -------      -------      -------
  Total Distributions                        -                  -           -          (0.17)       (0.91)       (2.41)
                                       -------            -------     --------       -------      -------      -------
Net Asset Value, End of Period         $ 14.01            $ 13.40     $ 10.25        $ 12.45      $ 11.66      $ 12.57
Total Return*                             4.55%(a)          30.73%     (17.67%)         8.36%       (0.17%)      20.24%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)     $9,952             $14,094     $16,621       $19,113      $22,877      $20,645
  Ratio of Expenses to Average Net        1.43%(b)           1.55%       1.45%          1.36%        1.24%        1.21%
   Assets
  Ratio of Net Investment Loss to        (1.04%)(b)         (1.23%)     (0.87%)        (0.72%)      (0.60%)      (0.51%)
   Average Net Assets
  Ratio of Expenses to Average Net        2.14%(b)             (c)         (c)            (c)          (c)          (c)
   Assets**
  Portfolio Turnover***                     11%                40%        120%            31%          71%         258%

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                             PERIOD ENDED
                                       SEPT. 30,            APRIL 30,
                                       2004 (d)             2004 (e)
                                    --------------       ---------------
CLASS C
-------
Net Asset Value,                       $ 13.19              $ 13.63
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Loss                  (0.09)               (0.02)
    Net Realized and                      0.64                (0.42)
        Unrealized Gains               -------              -------
        (Losses) on
        Investments
    Total from Investment                 0.55                (0.44)
        Activities

DISTRIBUTIONS:
    Net Investment Income                    -                    -
    Net Realized Gains                       -                    -
                                       -------              -------
    Total Distributions                      -                    -
                                       -------              -------
Net Asset Value, End of                $ 13.74              $ 13.19
    Period
Total Return*                             4.17%(a)            (3.23%)(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of                  $  214               $    3
        Period (000's)
    Ratio of Expenses to                  2.43%(b)             2.49%(b)
        Average Net Assets
    Ratio of Net Investment              (2.01%)(b)           (5.27%)(b)
        Loss to Average Net
        Assets
    Ratio of Expenses to                  3.40%(b)               (c)
        Average Net
        Assets**
    Portfolio Turnover***                   11%                  40%

CLASS R
-------
Net Asset Value,                       $ 13.19              $ 13.63
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Loss                  (0.02)               (0.02)
    Net Realized and                      0.59                (0.42)
        Unrealized Gains               -------              -------
        (Losses) on
        Investments
    Total from Investment                 0.57                (0.44)
  Activities

DISTRIBUTIONS:
    Net Investment Income                    -                    -
    Net Realized Gains                       -                    -
                                       -------              -------
    Total Distributions                      -                    -
                                       -------              -------
Net Asset Value, End of                $ 13.76              $ 13.19
    Period
Total Return*                             4.32%(a)            (3.23%)(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of                 $    22               $    5
        Period (000's)
    Ratio of Expenses to                  1.93%(b)             1.94%(b)
        Average Net Assets
    Ratio of Net Investment              (1.48%)(b)           (5.14%)(b)
        Loss to Average Net
        Assets
    Ratio of Expenses to                  3.22%(b)               (c)
        Average Net
        Assets**
    Portfolio Turnover***                   11%                  40%


                                             PERIOD ENDED
                                       SEPT. 30,            APRIL 30,
                                       2004 (d)             2004 (e)
                                    --------------       ---------------
CLASS S
-------
Net Asset Value,                       $ 13.40              $ 13.84
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Loss                  (0.02)               (0.02)
    Net Realized and                      0.63                (0.42)
        Unrealized Gains               -------              -------
        (Losses) on
        Investments
    Total from Investment                 0.61                (0.44)
        Activities

DISTRIBUTIONS:
    Net Investment Income                    -                    -
    Net Realized Gains                       -                    -
                                       -------              -------
    Total Distributions                      -                    -
                                       -------              -------
Net Asset Value, End of                $ 14.01              $ 13.40
    Period
Total Return*                             4.55%(a)            (3.18%)(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of                 $    21              $     3
        Period (000's)
    Ratio of Expenses to                  1.42%(b)             1.47%(b)
        Average Net Assets
    Ratio of Net Investment              (0.94%)(b)           (4.34%)(b)
        Loss to Average Net
        Assets
    Ratio of Expenses to                  3.19%(b)               (c)
        Average Net
        Assets**
    Portfolio Turnover***                   11%                  40%

  *  Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from May 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Enterprise Fund

--------------------------------------------------------------------------------

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                         PERIOD ENDED                              YEAR ENDED JUNE 30,
                                           SEPT. 30,     -----------------------------------------------------------------------
                                           2004 (d)        2004 (g)        2003          2002           2001           2000
                                      ------------------ ------------ ------------- -------------- -------------- --------------
CLASS S
-------
Net Asset Value, Beginning of            $  23.91          $  17.66     $  17.98      $  15.24       $  13.82       $  14.72
  Period

INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)              (0.01)            (0.02)        0.04          0.02           0.03           0.03
  Net Realized and Unrealized               (0.05)             6.27        (0.31)         3.08           2.46           0.18
   Gains (Losses) on Investments         --------          --------     --------      --------       --------       --------
  Total from Investment Activities          (0.06)             6.25         (0.27)        3.10           2.49           0.21

DISTRIBUTIONS:
  Net Investment Income                         -                 -        (0.03)        (0.05)         (0.02)         (0.04)
  Net Realized Gains                            -                 -        (0.02)        (0.31)         (1.05)         (1.07)
                                         --------          --------     --------      --------       --------       --------
  Total Distributions                           -                 -        (0.05)        (0.36)         (1.07)         (1.11)
                                         --------          --------     --------      --------       --------       --------
Net Asset Value, End of Period           $  23.85          $  23.91     $  17.66      $  17.98       $  15.24       $  13.82
Total Return*                               (0.21%)(a)        35.35%       (1.48%)       20.82%         20.08%          2.84%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)      $345,451          $365,930     $208,651      $370,351       $136,726       $111,394
  Ratio of Expenses to Average Net           1.08%(b)          1.08%        1.08%         1.08%          1.15%          1.14%
   Assets
  Ratio of Net Investment Income            (0.12%)(b)        (0.09%)       0.21%         0.04%          0.25%          0.15%
   (Loss) to Average Net Assets
  Ratio of Expenses to Average Net           1.21%(b)          1.22%        1.14%           (c)            (c)            (c)
   Assets**
  Portfolio Turnover***                         7%               28%          13%           93%            55%            32%

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                             PERIOD ENDED
                                     SEPT. 30,            JUNE 30,
                                     2004 (d)             2004 (e)
                                ------------------   ------------------
CLASS A
-------
Net Asset Value, Beginning          $ 23.89              $ 24.01
    of Period

INVESTMENT ACTIVITIES:
    Net Investment Income             (0.02)                   -
        (Loss)
    Net Realized and                  (0.06)               (0.12)
        Unrealized Gains            -------              -------
        (Losses) on
        Investments
    Total from Investment             (0.08)               (0.12)
        Activities

DISTRIBUTIONS:
    Net Investment Income                 -                    -
    Net Realized Gains                    -                    -
                                    -------              -------
    Total Distributions                   -                    -
                                    -------              -------
Net Asset Value, End of             $ 23.81              $ 23.89
    Period
Total Return*                         (0.33%)(a)           (0.50%)(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period       $ 3,359              $ 1,872
       (000's)
    Ratio of Expenses to               1.33%(b)             1.33%(b)
        Average Net Assets
    Ratio of Net Investment           (0.35%)(b)           (0.07%)(b)
        Income (Loss) to
        Average Net Assets
    Ratio of Expenses to               1.73%(b)             1.72%(b)
        Average Net Assets**
    Portfolio Turnover***                 7%                  28%


                                           PERIOD ENDED
                                            SEPT. 30,
                                             2004 (f)
                                          -------------
CLASS I
-------
Net Asset Value, Beginning of                $ 23.85
    Period

INVESTMENT ACTIVITIES:
    Net Investment Income (Loss)                   -
    Net Realized and Unrealized                    -
        Gains (Losses) on Investments        -------
    Total from Investment Activities               -

DISTRIBUTIONS:
    Net Investment Income                          -
    Net Realized Gains                             -
                                             -------
    Total Distributions                            -
                                             -------
Net Asset Value, End of Period               $ 23.85
Total Return*                                   0.00%

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)        $26,707
    Ratio of Expenses to Average                0.00%
        Net Assets
    Ratio of Net Investment Income              0.00%
        (Loss) to Average Net Assets
    Ratio of Expenses to Average                0.00%
        Net Assets**
    Portfolio Turnover***                          7%


                                    PERIOD ENDED
                              SEPT. 30,      JUNE 30,
                               2004 (d)      2004 (e)
                             -----------   -----------
CLASS C
-------
Net Asset Value, Beginning     $ 23.85       $ 24.01
    of Period

INVESTMENT ACTIVITIES:
    Net Investment Income       (0.04)        (0.01)
        (Loss)
    Net Realized and            (0.07)        (0.15)
        Unrealized Gains       -------       -------
        (Losses) on
        Investments
    Total from Investment       (0.11)        (0.16)
        Activities


                                             PERIOD ENDED
                                     SEPT. 30,            JUNE 30,
                                     2004 (d)             2004 (e)
                                ------------------   ------------------
CLASS C (CONT.)
---------------
DISTRIBUTIONS:
    Net Investment Income               -                    -
    Net Realized Gains                  -                    -
                                  -------              -------
    Total Distributions                 -                    -
                                  -------              -------
Net Asset Value, End of           $ 23.74              $ 23.85
    Period
Total Return*                       (0.46%)(a)           (0.67%)(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period     $    75              $    23
        (000's)
    Ratio of Expenses to             2.08%(b)             2.07%(b)
        Average Net Assets
    Ratio of Net Investment         (1.09%)(b)           (0.67%)(b)
  Income (Loss) to
        Average Net Assets
    Ratio of Expenses to             2.25%(b)             2.22%(b)
        Average Net Assets**
    Portfolio Turnover***               7%                  28%

CLASS R
-------
Net Asset Value, Beginning        $ 23.87              $ 24.01
    of Period

INVESTMENT ACTIVITIES:
    Net Investment Income           (0.02)               (0.02)
        (Loss)
    Net Realized and                (0.07)               (0.12)
        Unrealized Gains          -------              -------
        (Losses) on
        Investments
    Total from Investment           (0.09)               (0.14)
        Activities

DISTRIBUTIONS:
    Net Investment Income               -                    -
    Net Realized Gains                  -                    -
                                  -------              -------
    Total Distributions                 -                    -
                                  -------              -------
Net Asset Value, End of           $ 23.78              $ 23.87
    Period
Total Return*                       (0.38%)(a)           (0.58%)(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period     $     6              $     3
        (000's)
    Ratio of Expenses to             1.57%(b)             1.54%(b)
        Average Net Assets
    Ratio of Net Investment         (0.61%)(b)           (0.38%)(b)
        Income (Loss) to
        Average Net Assets
    Ratio of Expenses to             1.77%(b)             1.61%(b)
        Average Net Assets**
    Portfolio Turnover***               7%                  28%

  *  Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) For the period from September 30, 2004 (commencement of operations) to September 30, 2004.
(g) The pre-existing shares were designated Class S shares as of April 19, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Enterprise Small Cap Fund

--------------------------------------------------------------------------------

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                        PERIOD ENDED                           YEAR ENDED JUNE 30,
                                          SEPT. 30,        --------------------------------------------------------------
                                          2004 (d)          2004 (f)      2003         2002          2001          2000
                                      ----------------     ----------   --------     --------      --------      --------
CLASS S
-------
Net Asset Value, Beginning of             $ 32.70           $ 23.78     $ 25.62      $ 26.19        $ 25.18       $ 24.48
  Period

INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)              (0.05)            (0.14)      (0.04)       (0.03)          0.04          0.02
  Net Realized and Unrealized               (0.03)             9.06       (1.29)        0.73           3.63          1.30
   Gains (Losses) on Investments          -------           -------     -------      -------        -------       -------
  Total from Investment Activities          (0.08)             8.92       (1.33)        0.70           3.67          1.32
DISTRIBUTIONS:
  Net Investment Income                         -                 -           -        (0.01)         (0.03)        (0.02)
  Net Realized Gains                            -                 -       (0.51)       (1.26)         (2.63)        (0.60)
                                          -------           -------     -------      -------        -------       -------
  Total Distributions                           -                 -       (0.51)       (1.27)         (2.66)        (0.62)
                                          -------           -------     -------      -------        -------       -------
Net Asset Value, End of Period            $ 32.62           $ 32.70     $ 23.78      $ 25.62        $ 26.19       $ 25.18
Total Return*                               (0.24%)(a)        37.57%      (5.22%)       2.91%         15.54%         5.63%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)       $74,165           $76,036     $53,261      $61,420        $60,322       $59,758
  Ratio of Expenses to Average Net           1.30%(b)          1.30%       1.30%        1.30%          1.30%         1.27%
        Assets
  Ratio of Net Investment Income            (0.57%)(b)        (0.48%)     (0.18%)      (0.14%)         0.12%         0.08%
        (Loss) to Average Net Assets
  Ratio of Expenses to Average Net           1.53%(b)          1.54%       1.38%          (c)            (c)           (c)
        Assets**
  Portfolio Turnover***                         8%               33%         25%          37%            41%           23%

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                           PERIOD ENDED
                                  SEPT. 30,             JUNE 30,
                                  2004 (d)              2004 (e)
                                -----------           -----------
CLASS A
-------
Net Asset Value,                   $ 32.69              $ 32.36
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income            (0.05)               (0.03)
        (Loss)
    Net Realized and                 (0.05)                0.36
        Unrealized Gains           -------              -------
        (Losses) on
        Investments
    Total from Investment            (0.10)                0.33
        Activities

DISTRIBUTIONS:
    Net Investment Income                -                    -
    Net Realized Gains                   -                    -
                                   -------              -------
    Total Distributions                  -                    -
                                   -------              -------
Net Asset Value, End of            $ 32.59              $ 32.69
    Period
Total Return*                        (0.31%)(a)            1.02%(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of             $ 1,771              $   882
        Period (000's)
    Ratio of Expenses to              1.55%(b)             1.54%(b)
        Average Net Assets
    Ratio of Net Investment          (0.80%)(b)           (1.08%)(b)
        Income (Loss) to
        Average Net Assets
    Ratio of Expenses to              1.94%(b)             2.64%(b)
        Average Net
        Assets**
    Portfolio Turnover***                8%                  33%

CLASS C
-------
Net Asset Value,                   $ 32.63              $ 32.36
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income            (0.12)               (0.06)
        (Loss)
    Net Realized and                 (0.04)                0.33
        Unrealized Gains           -------              -------
        (Losses) on
        Investments
    Total from Investment            (0.16)                0.27
        Activities
DISTRIBUTIONS:
    Net Investment Income                -                    -
    Net Realized Gains                   -                    -
                                   -------              -------
    Total Distributions                  -                    -
                                   -------              -------
Net Asset Value, End of            $ 32.47              $ 32.63
    Period
Total Return*                        (0.49%)(a)            0.83%(a)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of             $   196               $  202
        Period (000's)
    Ratio of Expenses to              2.30%(b)             2.30%(b)
        Average Net Assets
    Ratio of Net Investment          (1.58%)(b)           (1.88%)(b)
        Income (Loss) to
        Average Net Assets
    Ratio of Expenses to              2.52%(b)             3.18%(b)
        Average Net
        Assets**
    Portfolio Turnover***                8%                  33%


                                          PERIOD ENDED
                                  SEPT. 30,            JUNE 30,
                                  2004 (d)             2004 (e)
                                ------------         ------------
CLASS R
-------
Net Asset Value,                   $ 32.66              $ 32.36
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income            (0.08)               (0.06)
        (Loss)
    Net Realized and                 (0.04)                0.36
        Unrealized Gains           -------              -------
        (Losses) on
        Investments
    Total from Investment            (0.12)                0.30
        Activities

DISTRIBUTIONS:
    Net Investment Income                -                    -
    Net Realized Gains                   -                    -
                                   -------              -------
    Total Distributions                  -                    -
                                   -------              -------
Net Asset Value, End of            $ 32.54              $ 32.66
    Period
Total Return*                        (0.37%)(a)            0.93%(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of             $     3              $     3
        Period (000's)
    Ratio of Expenses to              1.76%(b)             1.82%(b)
        Average Net Assets
    Ratio of Net Investment          (1.05%)(b)           (0.98%)(b)
        Income (Loss) to
        Average Net Assets
    Ratio of Expenses to              1.95%(b)             2.38%(b)
        Average Net
        Assets**
    Portfolio Turnover***                8%                  33%

  *  Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) The pre-existing shares were designated Class S shares as of April 19, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Value Fund

--------------------------------------------------------------------------------

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                         PERIOD ENDED                             YEAR ENDED JUNE 30,
                                           SEPT. 30,     -----------------------------------------------------------------
                                           2004 (d)       2004 (f)       2003          2002           2001          2000
                                         ------------     --------     --------      --------       --------      --------
CLASS S
-------
Net Asset Value, Beginning of            $  44.20         $  37.98     $  42.85      $  45.43       $  38.76      $  51.36
  Period

INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)               0.14             0.56         0.45          0.44           0.65          1.27
  Net Realized and Unrealized                0.71             6.47        (4.88)        (1.87)          7.12         (9.35)
   Gains (Losses) on Investments         --------         --------     --------      --------       --------      ---------
  Total from Investment Activities           0.85             7.03        (4.43)        (1.43)          7.77         (8.08)

DISTRIBUTIONS:
  Net Investment Income                         -            (0.41)       (0.44)        (0.07)         (0.90)        (0.96)
  Return of Capital                             -                -            -         (0.41)             -             -
  Net Realized Gains                            -            (0.40)           -         (0.67)         (0.20)        (3.56)
                                         --------         --------     --------      --------       --------      ---------
  Total Distributions                           -            (0.81)       (0.44)        (1.15)         (1.10)        (4.52)
                                         --------         --------     --------      --------       --------      ---------
Net Asset Value, End of Period           $  45.05         $  44.20     $  37.98      $  42.85       $  45.43      $  38.76
Total Return*                                1.92% (a)       18.60%      (10.26%)       (3.02%)        20.30%       (15.93%)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)      $379,023         $386,932     $373,781      $436,487       $495,817      $528,469
  Ratio of Expenses to Average Net           0.96%(b)          0.96%       0.96%         0.96%          0.96%         0.96%
        Assets
  Ratio of Net Investment Income             1.22% (b)         1.30%       1.24%         1.02%          1.38%         2.41%
        to Average Net Assets
  Ratio of Expenses to Average Net          1.15% (b)         1.14%        0.99%           (c)            (c)           (c)
        Assets**
  Portfolio Turnover***                         5%              14%          78%           25%            27%           18%

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                        PERIOD ENDED
                                  SEPT. 30,          JUNE 30,
                                  2004 (d)           2004 (e)
                                -------------      -----------
CLASS A
-------
Net Asset Value,                  $ 44.18            $ 44.16
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income           (0.01)              0.08
        (Loss)
    Net Realized and                 0.84              (0.06)
        Unrealized Gains          -------            -------
        (Losses) on
        Investments
    Total from Investment            0.83               0.02
        Activities

DISTRIBUTIONS:
    Net Investment Income               -                  -
    Return of Capital                   -                  -
    Net Realized Gains                  -                  -
                                  -------            -------
    Total Distributions                 -                  -
                                  -------            -------
Net Asset Value, End of           $ 45.01            $ 44.18
    Period
Total Return*                        1.88%(a)           0.05%(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of            $   717            $   295
        Period (000's)
    Ratio of Expenses to             1.21%(b)           1.21%(b)
        Average Net Assets
    Ratio of Net Investment          1.08%(b)           1.43%(b)
        Income to Average
        Net Assets
    Ratio of Expenses to             1.65%(b)           1.72%(b)
        Average Net
        Assets**
    Portfolio Turnover***               5%                14%

CLASS C
-------
Net Asset Value,                  $ 44.11            $ 44.16
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income               -(g)            0.04
        (Loss)
    Net Realized and                 0.74              (0.09)
        Unrealized Gains          -------            -------
        (Losses) on
        Investments
    Total from Investment            0.74              (0.05)
        Activities

DISTRIBUTIONS:
    Net Investment Income               -                  -
    Return of Capital                   -                  -
    Net Realized Gains                  -                  -
                                  -------            -------
    Total Distributions                 -                  -
                                  -------            -------
Net Asset Value, End of           $ 44.85            $ 44.11
        Period
Total Return*                        1.68%(a)          (0.11%)(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of            $     5            $     5
        Period (000's)
    Ratio of Expenses to             1.96%(b)           1.97%(b)
        Average Net Assets
    Ratio of Net Investment          0.21%(b)           0.57%(b)
        Income to Average
        Net Assets
    Ratio of Expenses to             2.17%(b)           2.20%(b)
        Average Net
        Assets**
    Portfolio Turnover***               5%                14%


                                        PERIOD ENDED
                                 SEPT. 30,          JUNE 30,
                                 2004 (d)           2004 (e)
                               -------------      ------------
CLASS R
-------
Net Asset Value,                  $ 44.16            $ 44.16
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income            0.08               0.09
        (Loss)
    Net Realized and                 0.71              (0.09)
        Unrealized Gains          -------            -------
        (Losses) on
        Investments
    Total from Investment            0.79                  -
        Activities

DISTRIBUTIONS:
    Net Investment Income               -                  -
    Return of Capital                   -                  -
    Net Realized Gains                  -                  -
                                  -------            -------
    Total Distributions                 -                  -
                                  -------            -------
Net Asset Value, End of           $ 44.95            $ 44.16
    Period
Total Return*                        1.79%(a)           0.00%(a)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of            $     3            $     3
        Period (000's)
    Ratio of Expenses to             1.44%(b)           1.45%(b)
        Average Net Assets
    Ratio of Net Investment          0.74%(b)           1.08%(b)
        Income to Average
        Net Assets
    Ratio of Expenses to             1.65%(b)           1.72%(b)
        Average Net
        Assets**
    Portfolio Turnover***               5%                14%

  *  Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) The pre-existing shares were designated Class S shares as of April 19, 2004.
(g)  Less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Microcap Value Fund

--------------------------------------------------------------------------------

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)



                                       PERIOD ENDED                           YEAR ENDED JUNE 30,
                                         SEPT. 30,        --------------------------------------------------------------
                                         2004 (d)         2004 (f)       2003        2002          2001           2000
                                      --------------      --------     --------    --------      --------       --------
CLASS S
-------
Net Asset Value, Beginning of            $  19.14         $  13.60     $ 14.60      $ 13.23       $ 12.26       $ 12.06
  Period

INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)               0.01             0.05        0.05         0.03          0.13          0.09
  Net Realized and Unrealized               (0.29)            5.60       (0.72)        1.58          1.74          1.04
   Gains (Losses) on Investments         --------         --------     -------      -------       -------       -------
  Total from Investment Activities          (0.28)            5.65       (0.67)        1.61          1.87          1.13

DISTRIBUTIONS:
  Net Investment Income                         -            (0.05)      (0.04)       (0.02)        (0.13)        (0.07)
  Net Realized Gains                            -            (0.06)      (0.29)       (0.22)        (0.77)        (0.86)
                                         --------         --------     -------      -------       -------       -------
  Total Distributions                           -            (0.11)      (0.33)       (0.24)        (0.90)        (0.93)
                                         --------         --------     -------      -------       -------       -------
Net Asset Value, End of Period           $  18.86         $  19.14     $ 13.60      $ 14.60       $ 13.23       $ 12.26
Total Return*                              (1.46%)(a)        41.63%      (4.55%)      12.44%        16.82%         9.91%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)      $218,871         $234,956     $92,202      $96,312       $62,162       $45,440
  Ratio of Expenses to Average Net          1.03%(b)          1.03%      1.03%         1.03%         1.03%         1.07%
        Assets
  Ratio of Net Investment Income            0.22%(b)          0.31%      0.36%         0.26%         1.20%         0.66%
        to Average Net Assets
  Ratio of Expenses to Average Net          1.16%(b)          1.20%      1.08%           (c)           (c)           (c)
        Assets**
  Portfolio Turnover***                        3%               11%        17%           34%           29%           18%

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                             PERIOD ENDED
                                     SEPT. 30,            JUNE 30,
                                     2004 (d)             2004 (e)
                                   ------------         ------------
CLASS A
-------
Net Asset Value,                     $ 19.12              $  19.04
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income              (0.01)                    -
        (Loss)
    Net Realized and                   (0.28)                 0.08
        Unrealized Gains             -------              --------
        (Losses) on
        Investments
    Total from Investment              (0.29)                 0.08
        Activities

DISTRIBUTIONS:
    Net Investment Income                  -                     -
    Net Realized Gains                     -                     -
                                     -------              --------
    Total Distributions                    -                     -
                                     -------              --------
Net Asset Value, End of              $ 18.83              $  19.12
    Period
Total Return*                          (1.52%)(a)             0.42%(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of               $ 1,522              $    405
        Period (000's)
    Ratio of Expenses to                1.28%(b)              1.26%(b)
        Average Net Assets
    Ratio of Net Investment             0.04%(b)              0.00%(b)
        Income to Average
        Net Assets
    Ratio of Expenses to                1.63%(b)              1.91%(b)
        Average Net
        Assets**
    Portfolio Turnover***                  3%                   11%

CLASS C
-------
Net Asset Value,                     $ 19.09              $  19.04
    Beginning of Period
    Net Investment Income              (0.02)                (0.02)
        (Loss)

INVESTMENT ACTIVITIES:
    Net Realized and                   (0.30)                 0.07
        Unrealized Gains             -------              --------
        (Losses) on
        Investments
    Total from Investment              (0.32)                 0.05
        Activities

DISTRIBUTIONS:
    Net Investment Income                  -                     -
    Net Realized Gains                     -                     -
                                     -------              --------
    Total Distributions                    -                     -
                                     -------              --------
Net Asset Value, End of              $ 18.77              $  19.09
    Period
Total Return*                          (1.68%)(a)             0.26%(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of               $   167              $      4
        Period (000's)
    Ratio of Expenses to                2.03%(b)              2.03%(b)
        Average Net Assets
    Ratio of Net Investment            (0.70%)(b)            (0.62%)(b)
        Income to Average
        Net Assets
    Ratio of Expenses to                2.06%(b)              2.22%(b)
        Average Net
        Assets**
    Portfolio Turnover***                  3%                   11%


                                              PERIOD ENDED
                                     SEPT. 30,             JUNE 30,
                                     2004 (d)              2004 (e)
                                   ------------          ------------
CLASS R
-------
Net Asset Value,                     $ 19.11              $  19.04
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income              (0.01)                    -
        (Loss)
    Net Realized and                   (0.29)                 0.07
        Unrealized Gains             -------              --------
        (Losses) on
        Investments
    Total from Investment              (0.30)                 0.07
        Activities

DISTRIBUTIONS:
    Net Investment Income                  -                     -
    Net Realized Gains                     -                     -
                                     -------              --------
    Total Distributions                    -                     -
                                     -------              --------
Net Asset Value, End of              $ 18.81              $  19.11
    Period
Total Return*                          (1.57%)(a)             0.37%(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of               $    94              $    104
        Period (000's)
    Ratio of Expenses to                1.53%(b)              1.49%(b)
        Average Net Assets
    Ratio of Net Investment            (0.29%) (b)            0.15% (b)
        Income to Average
        Net Assets
    Ratio of Expenses to                1.67%(b)              2.17%(b)
        Average Net
        Assets**
    Portfolio Turnover***                  3%                   11%

  *  Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) The pre-existing shares were designated Class S shares as of April 19, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Small Cap International Fund

--------------------------------------------------------------------------------

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                        PERIOD ENDED                       YEAR ENDED JUNE 30,
                                          SEPT. 30,        --------------------------------------------------------
                                          2004 (c)          2004 (e)       2003           2002          2001 (f)
                                        ------------       ----------   ----------     ----------    --------------
CLASS S
-------
Net Asset Value, Beginning of            $ 10.53             $  7.58      $  7.32        $  8.56        $ 10.00
  Period

INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                 -                   -         0.02          (0.06)         (0.02)
  Net Realized and Unrealized              (0.71)               2.95         0.71          (1.18)         (1.42)
   Gains (Losses) on Investments         -------             -------      -------        -------        -------
  Total from Investment Activities         (0.71)               2.95         0.73          (1.24)         (1.44)

DISTRIBUTIONS:
  Net Investment Income                        -                   -            -              -              -
  Return of Capital                            -                   -        (0.47)             -              -
  Net Realized Gains                           -                   -            -              -              -
                                         -------             -------      -------        -------        -------
  Total Distributions                          -                   -        (0.47)             -              -
                                         -------             -------      -------        -------        -------
Net Asset Value, End of Period           $  9.82             $ 10.53      $  7.58        $  7.32        $  8.56
Total Return*                              (6.74%)(a)          38.92%        9.77%        (14.45%)       (14.40%)(a)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)      $ 4,785             $ 5,092      $ 3,286        $ 2,993        $ 3,506
  Ratio of Expenses to Average Net          1.60%(b)            1.60%        1.60%          1.60%          1.60%(b)
   Assets
  Ratio of Net Investment Income           (0.06%)(b)           0.01%       (0.03%)        (0.75%)        (0.36%)(b)
   (Loss) to Average Net Assets
  Ratio of Expenses to Average Net          3.90%(b)            5.12%        2.06%          2.71%          2.14%(b)
   Assets**
  Portfolio Turnover***                       12%                 50%          62%           163%            37%

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                 PERIOD ENDED
                                         SEPT. 30,           JUNE 30,
                                         2004 (c)            2004 (d)
                                      --------------      --------------
CLASS A
-------
Net Asset Value,                         $ 10.53             $ 10.37
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income                  (0.01)               0.03
        (Loss)
    Net Realized and                       (0.71)               0.13
        Unrealized Gains                 -------             -------
        (Losses) on
        Investments
    Total from Investment                  (0.72)               0.16
        Activities
DISTRIBUTIONS:
    Net Investment Income                      -                   -
    Return of Capital                          -                   -
    Net Realized Gains                         -                   -
                                         -------             -------
    Total Distributions                        -                   -
                                         -------             -------
Net Asset Value, End of                  $  9.81             $ 10.53
    Period
Total Return*                              (6.84%)(a)           1.54%(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of                   $   207             $   223
        Period (000's)
    Ratio of Expenses to                    1.85%(b)            1.86%(b)
        Average Net Assets
    Ratio of Net Investment                (0.31%)(b)           1.60%(b)
        Income (Loss) to
        Average Net Assets
    Ratio of Expenses to                    4.41%(b)            9.43%(b)
        Average Net
        Assets**
    Portfolio Turnover***                     12%                 50%

CLASS C
-------
Net Asset Value,                         $ 10.51             $ 10.37
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income                  (0.03)               0.02
        (Loss)
    Net Realized and                       (0.70)               0.12
        Unrealized Gains                 -------             -------
        (Losses) on
        Investments
    Total from Investment                  (0.73)               0.14
        Activities

DISTRIBUTIONS:
    Net Investment Income                      -                   -
    Return of Capital                          -                   -
    Net Realized Gains                         -                   -
                                         -------             -------
    Total Distributions                        -                   -
                                         -------             -------
Net Asset Value, End of                  $  9.78             $ 10.51
    Period
Total Return*                              (6.95%)(a)           1.35%(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of                   $     3             $     3
        Period (000's)
    Ratio of Expenses to                    2.57%(b)            2.56%(b)
        Average Net Assets
    Ratio of Net Investment                (1.02%)(b)           1.20%(b)
        Income (Loss) to
        Average Net Assets
    Ratio of Expenses to                    4.96%(b)            8.66%(b)
        Average Net
        Assets**
    Portfolio Turnover***                     12%                 50%


                                                 PERIOD ENDED
                                         SEPT. 30,           JUNE 30,
                                         2004 (c)            2004 (d)
                                      --------------      --------------
CLASS R
-------
Net Asset Value,                         $ 10.53             $ 10.37
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income                  (0.02)               0.03
        (Loss)
    Net Realized and                       (0.71)               0.13
        Unrealized Gains                 -------             -------
        (Losses) on
        Investments
    Total from Investment                  (0.73)               0.16
        Activities

DISTRIBUTIONS:
    Net Investment Income                      -                   -
    Return of Capital                          -                   -
    Net Realized Gains                         -                   -
                                         -------             -------
    Total Distributions                        -                   -
                                         -------             -------
Net Asset Value, End of                  $  9.80             $ 10.53
    Period
Total Return*                              (6.93%)(a)           1.54%(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of                   $     3             $     3
        Period (000's)
    Ratio of Expenses to                    2.07%(b)            2.06%(b)
        Average Net Assets
    Ratio of Net Investment                (0.53%)(b)           1.69%(b)
        Income (Loss) to
        Average Net Assets
    Ratio of Expenses to                    4.49%(b)            8.23%(b)
        Average Net
        Assets**
    Portfolio Turnover***                     12%                 50%

  *  Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  For the period from July 1, 2004 to September 30, 2004.
(d) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(e) The pre-existing shares were designated Class S shares as of April 19, 2004.
(f) For the period from December 19, 2000 (commencement of operations) to June 30, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

September 30, 2004

--------------------------------------------------------------------------------

1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Effective April 16, 2004, and based on approval of shareholders, seventeen separate investment portfolios were reorganized as investment portfolios of Tamarack with a new fiscal year end of September 30th. This annual report includes the following eight investment portfolios ("Funds"):

- Tamarack Large Cap Equity Fund ("Large Cap Equity Fund")
- Tamarack Mid Cap Equity Fund ("Mid Cap Equity Fund")
- Tamarack Small Cap Equity Fund ("Small Cap Equity Fund")
- Tamarack Enterprise Fund ("Enterprise Fund")
- Tamarack Enterprise Small Cap Fund ("Enterprise Small Cap Fund")
- Tamarack Value Fund ("Value Fund")
- Tamarack Microcap Value Fund ("Microcap Value Fund")
- Tamarack Small Cap International Fund ("Small Cap International Fund")

The Large Cap Equity, Mid Cap Equity, Small Cap Equity, Enterprise and Enterprise Small Cap Funds offer five share classes: Class A, Class C, Class R, Class I and Class S shares. Currently, there are no assets in Class I shares of the Enterprise Small Cap Fund, therefore the class is not presented in the financial statements. The Enterprise Small Cap, Value, Microcap Value and Small Cap International Funds offer four share classes: Class A, Class C, Class R and Class S shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. Class C shares are offered at net asset value (i.e. no front-end sales charge), but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class R and Class I shares are not subject to either a front-end sales charge or CDSC. Class S shares are closed to new investors.

Voyageur Asset Management Inc. ("Voyageur") acts as the investment advisor for Tamarack. The officers of Tamarack ("Fund Management") are also employees of Voyageur or its affiliates.

Under the Funds' organizational documents, the Funds' officers and trustees are indemnified against certain liabilities arising out of the performance of their duties related to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for indemnification by the Funds in certain situations. These situations may involve future, unknown claims made against the Funds. However, any risk of loss to the Funds which may arise from such claims is expected to be remote.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

SECURITY VALUATION:

The value of an equity security traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Short-term securities with less than 60 days to maturity at time of purchase are valued at amortized cost. If there was no sale on the primary exchange on the day the net asset value is calculated ("Value Date"), the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with procedures that Tamarack has established to determine a security's fair value. These procedures are also used to determine the fair value of a security if a significant event occurs that materially affects the value of the security. Foreign equity securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trading activity, the securities will be valued at the last bid quotation. The value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation as of the Value Time. This report presents information as of Tamarack's fiscal year end of September 30, 2004.

INVESTMENT TRANSACTIONS:

Security transactions are accounted for on the date the security is bought or sold ("trade date"). Long-term investment transactions are recorded on a trade date plus one basis, except for on the last day of the annual or semi-annual financial reporting period, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

EXPENSES, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION:

Each Fund pays the expenses that are directly related to its operations, such as trading costs or portfolio management fees. Expenses incurred by Tamarack on behalf of multiple Funds, such as trustee or legal fees, are allocated proportionately between each of the Funds. Expense allocation may either be based on each Fund's net assets, or on some other reasonable basis such as an equal allocation across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as sales and distribution fees. Expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

FINANCIAL INSTRUMENTS:

FUTURES CONTRACTS - The Funds may enter into futures contracts in an effort to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Put and call options on futures contracts would give a Fund the right (but not the obligation) to sell or to purchase for a specified price the underlying futures contract at any time during the option period. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in fair value of the underlying index. A Fund would recognize a gain or loss each day equal to the income received or paid. The Funds did not enter into futures contracts during the period ended September 30, 2004.

FOREIGN CURRENCY TRANSLATION:

The accounting records of the Funds are maintained in U.S. dollars. The Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. However, investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated daily into U.S. dollars at current exchange rates from time to time. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction.

The Funds do not separately disclose that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such changes in rates are included with the net realized and unrealized gain or loss from investments and foreign currencies. Net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid.

DISTRIBUTIONS TO SHAREHOLDERS:

Each of the Funds pays out any income that they receive, less expenses, in the form of dividends to its shareholders. Income dividends and capital gains on each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent (e.g., expiring capital loss carry forward and foreign currency transactions), they are reclassified within a Fund's capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the financial highlights. The Value Fund utilizes earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack, on behalf of the Funds, has entered into an investment advisory agreement with Voyageur under which Voyageur manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

the advisory contracts, Voyageur is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

                                Average Daily Net
                                  Assets of Fund      Annual Rate
                                  --------------      -----------
Large Cap Equity Fund                                    0.70%
Mid Cap Equity Fund                                      0.70%
Small Cap Equity Fund                                    0.70%
Enterprise Fund                  Up to $30 million       1.40%
                                 Over $30 million        0.90%
Enterprise Small Cap Fund        Up to $30 million       1.40%
                                 Over $30 million        0.90%
Value Fund                                               0.85%
Microcap Value Fund                                      0.90%
Small Cap International Fund                             1.45%

Voyageur has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Class S shares of each fund at the following levels:

                                                      Annual Rate
                                                      -----------
Large Cap Equity Fund Class S                            0.85%
Enterprise Fund Class S                                  1.08%
Enterprise Small Cap Fund Class S                        1.30%
Value Fund Class S                                       0.96%
Microcap Value Fund Class S                              1.03%
Small Cap International Fund Class S                     1.60%

This expense limitation agreement is in place until May 1, 2005 for the Large Cap Equity, Value, Microcap and Small Cap International Funds. This expense limitation agreement is in place until September 30, 2005 for the Enterprise and Enterprise Small Cap Funds. Voyageur may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

Voyageur employs, at its own expense, Babson Capital Management LLC as sub-advisor to provide day-to-day portfolio management for the Enterprise, Enterprise Small Cap, Value and Microcap Value Funds. Voyageur employs, at its own expense, Denver Investment Advisors LLC as sub-advisor to provide day-to-day portfolio management for the Small Cap International Fund.

Voyageur serves as administrator to the Funds and BISYS Fund Services Ohio, Inc. ("BISYS") serves as sub-administrator. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Effective April 16, 2004 and under the terms of the administrative services contract, Voyageur receives from each Fund a fee, payable monthly, at the annual rate of 0.10% of each Fund's average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

4. FUND DISTRIBUTION

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the "Plan") in which Tamarack Distributors Inc. (the "Distributor") acts as the Funds' distributor. The Distributor is an affiliate of Voyageur. The Plan permits each Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each share class covered under the Plan. Plan fees are based on average annual daily net assets of the applicable class. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. The following chart shows the maximum Plan fee rate for each class.

                      Class A      Class C      Class R
                   ------------   ---------   ----------
12b-1 Plan Fee         0.50%*       1.00%        0.50%

*The Distributor is currently waiving 0.25% of the Plan fee for Class A. These voluntary waivers will continue until at least March 31, 2005.

For the period from May 1, 2004 to September 30, 2004 for Large Cap Equity, Mid Cap Equity and Small Cap Equity, and for the period from July 1, 2004 to September 30, 2004 for Enterprise, Enterprise Small Cap, Value, Microcap Value and Small Cap International Funds, the Distributor received commissions of $20,931 from front-end sales charges of Class A shares and $4,711 from CDSC fees from Class C shares of the Funds, of which $3,496 was allowed back to affiliated broker-dealers of the Funds.
--------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended September 30, 2004 were as follows:

                                  Purchases          Sales
                               --------------   --------------
Large Cap Equity Fund            $33,354,742      $61,434,978
Mid Cap Equity Fund               19,042,911       35,138,505
Small Cap Equity Fund              2,113,268        5,975,647
Enterprise Fund                   23,080,846       35,496,953
Enterprise Small Cap Fund          5,727,245        6,852,981
Value Fund                        20,149,091       26,691,725
Microcap Value Fund                6,776,320       12,591,183
Small Cap International Fund         893,897          556,711

--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Tamarack is authorized to issue an unlimited number of shares of beneficial interest ("shares outstanding") without par value. Transactions in shares of the Funds are summarized below:

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK LARGE CAP EQUITY FUND



                                                                   FOR THE                FOR THE               FOR THE
                                                                PERIOD ENDED             YEAR ENDED           YEAR ENDED
                                                             SEPT. 30, 2004 (c)        APR. 30, 2004         APR. 30, 2003
                                                            --------------------   ---------------------   ----------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                   $  1,342,677             $  2,160,504         $  1,538,621
  Proceeds from shares exchanged from Class B                              -                1,987,261                    -
  Dividends reinvested                                                     -                        -                7,313
  Cost of shares redeemed                                         (1,418,512)              (2,533,741)            (2,281,945)
                                                                ------------          ---------------         ------------
  Change in Class A                                             $    (75,835)            $  1,614,024          $   (736,011)
                                                                ------------          ---------------         ------------
CLASS B
  Proceeds from shares issued                                   $          -             $     18,891         $      9,035
  Dividends reinvested                                                     -                        -                   83
  Cost of shares redeemed                                                  -                 (463,535)          (1,176,765)
  Cost of shares exchanged to Class A                                      -               (1,987,261)                   -
                                                                ------------          ---------------         ------------
  Change in Class B                                             $          -             $ (2,431,905)        $ (1,167,647)
                                                                ------------          ---------------         ------------
CLASS I
  Proceeds from shares issued                                   $    551,537             $ 13,734,446         $  9,517,062
  Dividends reinvested                                                     -                        -               34,899
  Cost of shares redeemed                                         (8,996,501)             (27,086,490)         (29,403,728)
                                                                ------------           ---------------        ------------
  Change in Class I                                             $ (8,444,964)            $(13,352,044)        $(19,851,767)
                                                                ------------           ---------------        ------------
CLASS C
  Proceeds from shares issued                                   $          -             $      3,275(a)      $
  Dividends reinvested                                                     -                        -                    -
  Cost of shares redeemed                                                  -                        -                    -
                                                                ------------          ---------------         ------------
  Change in Class C                                             $          -             $      3,275         $          -
                                                                ------------           ---------------        ------------
CLASS R
  Proceeds from shares issued                                   $     62,311             $      3,275(a)      $          -
  Dividends reinvested                                                     -                        -                    -
  Cost of shares redeemed                                                  -                        -                    -
                                                                ------------          ---------------         ------------
  Change in Class R                                             $     62,311             $      3,275         $          -
                                                                ------------          ---------------         ------------
CLASS S
  Proceeds from shares issued                                   $  1,096,877             $     75,766(a)      $          -
  Proceeds from shares issued in connection with merger                    -              196,009,945(a)                 -
  Dividends reinvested                                                     -                        -                    -
  Cost of shares redeemed                                        (20,453,504)              (1,042,227)(a)                -
                                                                ------------          ---------------         ------------
  Change in Class S                                             ($19,356,627)            $195,043,484         $          -
                                                                ------------           ---------------        ------------
  Change in net assets from capital transactions                $(27,815,115)            $180,880,109         $(21,755,425)
                                                                ============           ===============        ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                             133,645                  225,968              185,996
  Issued in connection with exchange from Class B                          -                  202,575                    -
  Reinvested                                                               -                        -                  840
  Redeemed                                                          (143,043)                (267,598)            (267,940)
                                                                ------------          ---------------         ------------
  Change in Class A                                                   (9,398)                 160,945              (81,104)
                                                                ------------          ---------------         ------------
CLASS B
  Issued                                                                   -                   11,459                  897
  Reinvested                                                               -                        -                   10
  Redeemed                                                                 -                  (59,888)            (144,837)
  Cost of shares exchanged to Class A                                      -                 (211,862)                   -
                                                                ------------          ---------------         ------------
  Change in Class B                                                        -                 (260,291)            (143,930)
                                                                ------------          ---------------         ------------
CLASS I
  Issued                                                              54,947                1,429,324            1,150,135
  Reinvested                                                               -                        -                4,015
  Redeemed                                                          (908,488)              (2,838,108)          (3,436,715)
                                                                ------------          ---------------         ------------
  Change in Class I                                                 (853,541)              (1,408,784)          (2,282,565)
                                                                ------------          ---------------         ------------
CLASS C
  Issued                                                                   -                      319(a)                 -
  Reinvested                                                               -                        -                    -
  Redeemed                                                                 -                        -                    -
                                                                ------------          ---------------         ------------
  Change in Class C                                                        -                      319                    -
                                                                ------------          ---------------         ------------
CLASS R
  Issued                                                               6,288                      319(a)                 -
  Reinvested                                                               -                        -                    -
  Redeemed                                                                 -                        -                    -
                                                                ------------          ---------------         ------------
  Change in Class R                                                    6,288                      319                    -
                                                                ------------          ---------------         ------------
CLASS S
  Issued                                                             110,347                    6,031(a)                 -
  Issued in connection with merger                                         -               18,955,270(a)                 -
  Reinvested                                                               -                        -                    -
  Redeemed                                                        (2,054,541)                 (96,982)(a)                -
                                                                ------------          ---------------         ------------
  Change in Class S                                               (1,944,194)              18,864,319                    -
                                                                ------------          ---------------         ------------
  Change in shares from capital transactions                      (2,800,845)              17,356,827           (2,507,599)
                                                                ============          ===============         ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK MID CAP EQUITY FUND

                                                                 FOR THE            FOR THE                FOR THE
                                                               PERIOD ENDED        YEAR ENDED             YEAR ENDED
                                                            SEPT. 30, 2004 (c)   APRIL 30, 2004         APRIL 30, 2003
                                                            ------------------   --------------         --------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                 $  5,844,789        $ 23,573,624           $ 16,476,708
  Proceeds from shares exchanged from Class B                            -           6,045,653                   -
  Dividends reinvested                                                   -                   -                431,044
  Cost of shares redeemed                                       (6,404,133)        (18,710,085)           (12,374,155)
                                                              ------------        ------------           ------------
  Change in Class A                                           $   (559,344)       $ 10,909,192           $  4,533,597
                                                              ------------        ------------           ------------
CLASS B
  Proceeds from shares issued                                 $          -        $     20,658           $    101,052
  Dividends reinvested                                                   -                   -                 90,507
  Cost of shares redeemed                                                -          (3,028,018)            (4,386,652)
  Cost of shares exchanged to Class A                                    -          (6,045,653)                     -
                                                              ------------        ------------           ------------
  Change in Class B                                           $          -        $ (9,053,013)          $ (4,195,093)
                                                              ------------        ------------           ------------
CLASS I
  Proceeds from shares issued                                 $  1,804,334        $ 21,681,784           $ 45,322,240
  Dividends reinvested                                                   -                   -                911,284
  Cost of shares redeemed                                      (17,132,569)        (74,859,941)           (44,195,145)
                                                              ------------        ------------           ------------
  Change in Class I                                           $(15,328,235)       $(53,178,157)          $  2,038,379
                                                              ------------        ------------           ------------
CLASS C
  Proceeds from shares issued                                 $     10,000        $      3,025(a)        $          -
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                                -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class C                                           $     10,000        $      3,025           $          -
                                                              ------------        ------------           ------------
CLASS R
  Proceeds from shares issued                                 $     70,242        $      3,025(a)        $          -
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                                -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class R                                           $     70,242        $      3,025           $          -
                                                              ------------        ------------           ------------
CLASS S
  Proceeds from shares issued                                 $    222,116        $      4,370(a)     $             -
  Proceeds from shares issued in connection with merger                  -                   -                      -
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                                -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class S                                           $    222,116        $      4,370           $          -
                                                              ------------        ------------           ------------
  Change in net assets from capital transactions              $(15,585,221)       $(51,311,558)          $  2,376,883
                                                              ============        ============           ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                           490,556           2,096,445              1,732,854
  Issued in connection with exchange from Class B                        -             506,336                      -
  Reinvested                                                             -                   -                 46,444
  Redeemed                                                        (535,959)         (1,668,623)            (1,317,376)
                                                              ------------        ------------           ------------
  Change in Class A                                                (45,403)            934,158                461,922
                                                              ------------        ------------           ------------
CLASS B
  Issued                                                                 -              47,063                 10,344
  Reinvested                                                             -                   -                 10,494
  Redeemed                                                               -            (343,358)              (507,839)
  Cost of shares exchanged to Class A                                    -            (551,611)                     -
                                                              ------------        ------------           ------------
  Change in Class B                                                      -            (847,906)              (487,001)
                                                              ------------        ------------           ------------
CLASS I
  Issued                                                           148,303           1,880,365              4,700,778
  Reinvested                                                             -                   -                 96,147
  Redeemed                                                      (1,425,559)         (6,374,888)            (4,636,559)
                                                              ------------        ------------           ------------
  Change in Class I                                             (1,277,256)         (4,494,523)               160,366
                                                              ------------        ------------           ------------
CLASS C
  Issued                                                               861                 242(a)                   -
  Reinvested                                                             -                   -                      -
  Redeemed                                                               -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class C                                                    861                 242                      -
                                                              ------------        ------------           ------------
CLASS R
  Issued                                                             5,994                 242(a)                   -
  Reinvested                                                             -                   -                      -
  Redeemed                                                               -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class R                                                  5,994                 242                      -
                                                              ------------        ------------           ------------
CLASS S
  Issued                                                            18,681                 345(a)                   -
  Issued in connection with merger                                       -                   -                      -
  Reinvested                                                             -                   -                      -
  Redeemed                                                               -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class S                                                 18,681                 345                      -
                                                              ------------        ------------           ------------
  Change in shares from capital transactions                    (1,297,123)         (4,407,442)               135,287
                                                              ============        ============           ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK SMALL CAP EQUITY FUND

                                                                 FOR THE             FOR THE              FOR THE
                                                              PERIOD ENDED         YEAR ENDED            YEAR ENDED
                                                           SEPT. 30, 2004 (c)    APRIL 30, 2004        APRIL 30, 2003
                                                           ------------------    --------------        --------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                 $  1,189,842        $  2,106,017           $  1,636,622
  Proceeds from shares exchanged from Class B                            -           2,202,168                      -
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                         (872,973)         (2,597,589)            (2,189,243)
                                                              ------------        ------------           ------------
  Change in Class A                                           $    316,869        $  1,710,596           $   (552,621)
                                                              ------------        ------------           ------------
CLASS B
  Proceeds from shares issued                                 $          -        $      3,067           $     60,044
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                                -            (540,799)              (726,987)
  Cost of shares exchanged to Class A                                    -          (2,202,168)                     -
                                                              ------------        ------------           ------------
  Change in Class B                                           $          -        $ (2,739,900)          $   (666,943)
                                                              ------------        ------------           ------------
CLASS I
  Proceeds from shares issued                                 $    198,992        $  8,599,093           $  9,875,680
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                       (4,784,620)        (15,037,546)            (8,942,701)
                                                              ------------        ------------           ------------
  Change in Class I                                           $ (4,585,628)       $ (6,438,453)          $    932,979
                                                              ------------        ------------           ------------
CLASS C
  Proceeds from shares issued                                 $    229,687        $      3,275(a)        $          -
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                          (29,190)                  -                      -
                                                              ------------        ------------           ------------
  Change in Class C                                           $    200,497        $      3,275           $          -
                                                              ------------        ------------           ------------
CLASS R
  Proceeds from shares issued                                 $     16,441        $      5,275(a)        $          -
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                                -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class R                                           $     16,441        $      5,275           $          -
                                                              ------------        ------------           ------------
CLASS S
  Proceeds from shares issued                                 $     16,418        $     3,275(a)         $          -
  Proceeds from shares issued in connection with merger                  -                   -                      -
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                                -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class S                                           $     16,418        $      3,275           $          -
                                                              ------------        ------------           ------------
  Change in net assets from capital transactions              $ (4,035,403)       $ (7,455,932)          $   (286,585)
                                                              ============        ============           ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                            89,307             169,571                161,020
  Issued in connection with exchange from Class B                        -             170,843                      -
  Reinvested                                                             -                   -                      -
  Redeemed                                                         (66,271)           (203,991)              (222,587)
                                                              ------------        ------------           ------------
  Change in Class A                                                 23,036             136,423                (61,567)
                                                              ------------        ------------           ------------
CLASS B
  Issued                                                                 -              11,042                  5,709
  Reinvested                                                             -                   -                      -
  Redeemed                                                               -             (55,956)               (75,173)
  Cost of shares exchanged to Class A                                    -            (181,547)                     -
                                                              ------------        ------------           ------------
  Change in Class B                                                      -            (226,461)               (69,464)
                                                              ------------        ------------           ------------
CLASS I
  Issued                                                            14,786             664,168                984,976
  Reinvested                                                             -                   -                      -
  Redeemed                                                        (356,401)         (1,234,140)              (897,896)
                                                              ------------        ------------           ------------
  Change in Class I                                               (341,615)           (569,972)                87,080
                                                              ------------        ------------           ------------
CLASS C
  Issued                                                            17,537                 240(a)                   -
  Reinvested                                                             -                   -                      -
  Redeemed                                                          (2,224)                  -                      -
                                                              ------------        ------------           ------------
  Change in Class C                                                 15,313                 240                      -
                                                              ------------        ------------           ------------
CLASS R
  Issued                                                             1,187                 388(a)                   -
  Reinvested                                                             -                   -                      -
  Redeemed                                                               -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class R                                                  1,187                 388                      -
                                                              ------------        ------------           ------------
CLASS S
  Issued                                                             1,246                 237(a)                   -
  Issued in connection with merger                                       -                   -                      -
  Reinvested                                                             -                   -                      -
  Redeemed                                                               -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class S                                                  1,246                 237                      -
                                                              ------------        ------------           ------------
  Change in shares from capital transactions                      (300,833)           (659,145)               (43,951)
                                                              ============        ============           ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK ENTERPRISE FUND

                                                                 FOR THE                 FOR THE                FOR THE
                                                              PERIOD ENDED              YEAR ENDED             YEAR ENDED
                                                             SEPT., 2004 (d)          JUNE 30, 2004           JUNE 30, 2003
                                                             ---------------          -------------           -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                 $   1,475,584           $   1,812,247(b)        $           -
  Proceeds from shares exchanged from Class B                             -                       -                       -
  Dividends reinvested                                                    -                       -                       -
  Cost of shares redeemed                                           (37,087)                      -                       -
                                                              -------------           -------------           -------------
  Change in Class A                                           $   1,438,497           $   1,812,247           $           -
                                                              -------------           -------------           -------------
CLASS B
  Proceeds from shares issued                                 $           -           $           -           $           -
  Dividends reinvested                                                    -                       -                       -
  Cost of shares redeemed                                                 -                       -                       -
  Cost of shares exchanged to Class A                                     -                       -                       -
                                                              -------------           -------------           -------------
  Change in Class B                                           $           -           $           -           $           -
                                                              -------------           -------------           -------------
CLASS I
  Proceeds from shares issued                                 $  26,706,929(e)        $           -           $           -
  Dividends reinvested                                                    -                       -                       -
  Cost of shares redeemed                                                 -                       -                       -
                                                              -------------           -------------           -------------
  Change in Class I                                           $  26,706,929           $           -           $           -
                                                              -------------           -------------           -------------
CLASS C
  Proceeds from shares issued                                 $      49,195           $      22,452(b)        $           -
  Dividends reinvested                                                    -                       -                       -
  Cost of shares redeemed                                                 -                       -                       -
                                                              -------------           -------------           -------------
  Change in Class C                                           $      49,195           $      22,452           $           -
                                                              -------------           -------------           -------------
CLASS R
  Proceeds from shares issued                                 $       3,000           $       3,275(b)        $           -
  Dividends reinvested                                                    -                       -                       -
  Cost of shares redeemed                                                 -                       -                       -
                                                              -------------           -------------           -------------
  Change in Class R                                           $       3,000           $       3,275           $           -
                                                              -------------           -------------           -------------
CLASS S
  Proceeds from shares issued                                 $   6,050,929           $ 158,810,085           $  77,753,773
  Proceeds from shares issued in connection with merger                   -                       -                       -
  Dividends reinvested                                                    -                  38,566                 529,183
  Cost of shares redeemed                                       (24,704,151)            (79,156,190)           (209,998,143)
                                                              -------------           -------------           -------------
  Change in Class S                                           ($ 18,653,222)          $  79,692,461           $(131,715,187)
                                                              -------------           -------------           -------------
  Change in net assets from capital transactions              $   9,544,399           $  81,530,435           $(131,715,187)
                                                              =============           =============           =============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                             64,412                  78,360(b)                    -
  Issued in connection with exchange from Class B                         -                       -                       -
  Reinvested                                                              -                       -                       -
  Redeemed                                                           (1,702)                      -                       -
                                                              -------------           -------------           -------------
  Change in Class A                                                  62,710                  78,360                       -
                                                              -------------           -------------           -------------
CLASS B
  Issued                                                                  -                       -                       -
  Reinvested                                                              -                       -                       -
  Redeemed                                                                -                       -                       -
  Cost of shares exchanged to Class A                                     -                       -                       -
                                                              -------------           -------------           -------------
  Change in Class B                                                       -                       -                       -
                                                              -------------           -------------           -------------
CLASS I
  Issued                                                          1,119,787(e)                    -                       -
  Reinvested                                                              -                       -                       -
  Redeemed                                                                -                       -                       -
                                                              -------------           -------------           -------------
  Change in Class I                                               1,119,787                       -                       -
                                                              -------------           -------------           -------------
CLASS C
  Issued                                                              2,169                     977(b)                    -
  Reinvested                                                              -                       -                       -
  Redeemed                                                                -                       -                       -
                                                              -------------           -------------           -------------
  Change in Class C                                                   2,169                     977                       -
                                                              -------------           -------------           -------------
CLASS R
  Issued                                                                135                     136(b)                    -
  Reinvested                                                              -                       -                       -
  Redeemed                                                                -                       -                       -
                                                              -------------           -------------           -------------
  Change in Class R                                                     135                     136                       -
                                                              -------------           -------------           -------------
CLASS S
  Issued                                                            265,511               7,066,008               5,059,364
  Issued in connection with merger                                        -                       -                       -
  Reinvested                                                              -                   1,685                  30,390
  Redeemed                                                       (1,086,623)             (3,572,168)            (13,870,209)
                                                              -------------           -------------           -------------
  Change in Class S                                                (821,112)              3,495,525              (8,780,455)
                                                              -------------           -------------           -------------
  Change in shares from capital transactions                        363,689               3,574,998              (8,780,455)
                                                              =============           =============           =============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK ENTERPRISE SMALL CAP FUND

                                                                 FOR THE            FOR THE                FOR THE
                                                              PERIOD ENDED         YEAR ENDED             YEAR ENDED
                                                           SEPT. 30, 2004 (d)    JUNE 30, 2004          JUNE 30, 2003
                                                           ------------------    -------------          -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                 $    974,709        $    871,144(b)        $          -
  Proceeds from shares exchanged from Class B                            -                   -                      -
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                         (102,607)            (27,292)(b)                  -
                                                              ------------        ------------           ------------
  Change in Class A                                           $    872,102        $    843,852           $          -
                                                              ------------        ------------           ------------
CLASS B
  Proceeds from shares issued                                  $         -        $          -           $          -
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                                -                   -                      -
  Cost of shares exchanged to Class A                                    -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class B                                            $         -        $          -           $          -
                                                              ------------        ------------           ------------
CLASS I
  Proceeds from shares issued                                  $         -        $          -           $          -
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                                -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class I                                            $         -        $          -           $          -
                                                              ------------        ------------           ------------
CLASS C
  Proceeds from shares issued                                 $     25,253        $    187,776(b)        $          -
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                          (29,644)                  -                      -
                                                              ------------        ------------           ------------
  Change in Class C                                           ($     4,391)       $    187,776           $          -
                                                              ------------        ------------           ------------
CLASS R
  Proceeds from shares issued                                  $         -        $      3,275(b)        $          -
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                                -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class R                                            $         -        $      3,275           $          -
                                                              ------------        ------------           ------------
CLASS S
  Proceeds from shares issued                                 $    533,095        $ 14,405,870           $  9,288,735
  Proceeds from shares issued in connection with merger                  -                   -                      -
  Dividends reinvested                                                   -                   -              1,044,478
  Cost of shares redeemed                                       (2,157,622)        (11,554,249)           (13,612,663)
                                                              ------------        ------------           ------------
  Change in Class S                                           ($ 1,624,527)       $  2,851,621           $ (3,279,450)
                                                              ------------        ------------           ------------
  Change in net assets from capital transactions              $   (756,816)       $  3,886,524           $ (3,279,450)
                                                              ============        ============           ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                            30,625              27,839(b)                   -
  Issued in connection with exchange from Class B                        -                   -                      -
  Reinvested                                                             -                   -                      -
  Redeemed                                                          (3,275)               (846)(b)                  -
                                                              ------------        ------------           ------------
  Change in Class A                                                 27,350              26,993                      -
                                                              ------------        ------------           ------------
CLASS B
  Issued                                                                 -                   -                      -
  Reinvested                                                             -                   -                      -
  Redeemed                                                               -                   -                      -
  Cost of shares exchanged to Class A                                    -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class B                                                      -                   -                      -
                                                              ------------        ------------           ------------
CLASS I
  Issued                                                                 -                   -                      -
  Reinvested                                                             -                   -                      -
  Redeemed                                                               -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class I                                                      -                   -                      -
                                                              ------------        ------------           ------------
CLASS C
  Issued                                                               802               6,176(b)                   -
  Reinvested                                                             -                   -                      -
  Redeemed                                                            (949)                  -                      -
                                                              ------------        ------------           ------------
  Change in Class C                                                   (147)              6,176                      -
                                                              ------------        ------------           ------------
CLASS R
  Issued                                                                 -                 101(b)                   -
  Reinvested                                                             -                   -                      -
  Redeemed                                                               -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class R                                                      -                 101                      -
                                                              ------------        ------------           ------------
CLASS S
  Issued                                                            16,853             470,482                424,863
  Issued in connection with merger                                       -                   -                      -
  Reinvested                                                             -                   -                 43,960
  Redeemed                                                         (68,346)           (384,651)              (626,353)
                                                              ------------        ------------           ------------
  Change in Class S                                                (51,493)             85,831               (157,530)
                                                              ------------        ------------           ------------
  Change in shares from capital transactions                       (24,290)            119,101               (157,530)
                                                              ============        ============           ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK VALUE FUND

                                                                FOR THE             FOR THE                FOR THE
                                                             PERIOD ENDED          YEAR ENDED            YEAR ENDED
                                                          SEPT. 30, 2004 (d)     JUNE 30, 2004          JUNE 30, 2003
                                                          ------------------     -------------          -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                 $    419,458        $    290,599(b)        $          -
  Proceeds from shares exchanged from Class B                            -                   -                      -
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                          (13,388)                  -                      -
                                                              ------------        ------------           ------------
  Change in Class A                                           $    406,070        $    290,599           $          -
                                                              ------------        ------------           ------------
CLASS B
  Proceeds from shares issued                                 $          -        $          -           $          -
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                                -                   -                      -
  Cost of shares exchanged to Class A                                    -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class B                                           $          -        $          -           $          -
                                                              ------------        ------------           ------------
CLASS I
  Proceeds from shares issued                                 $          -        $          -           $          -
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                                -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class I                                           $          -        $          -           $          -
                                                              ------------        ------------           ------------
CLASS C
  Proceeds from shares issued                                 $        600        $      4,475(b)        $          -
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                                -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class C                                           $        600        $      4,475           $          -
                                                              ------------        ------------           ------------
CLASS R
  Proceeds from shares issued                                 $          -        $      3,275(b)        $          -
  Dividends reinvested                                                   -                   -                      -
  Cost of shares redeemed                                                -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class R                                           $          -        $      3,275           $          -
                                                              ------------        ------------           ------------
CLASS S
  Proceeds from shares issued                                 $  2,844,610        $ 36,828,853           $ 83,748,273
  Proceeds from shares issued in connection with merger                  -                   -                      -
  Dividends reinvested                                                   -           7,260,313              4,270,867
  Cost of shares redeemed                                      (17,802,259)        (89,961,354)           (99,685,751)
                                                              ------------        ------------           ------------
  Change in Class S                                           $(14,957,649)       $(45,872,188)          $(11,666,611)
                                                              ------------        ------------           ------------
  Change in net assets from capital transactions              $(14,550,979)       $(45,573,839)          $(11,666,611)
                                                              ============        ============           ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                             9,553               6,688(b)                   -
  Issued in connection with exchange from Class B                        -                   -                      -
  Reinvested                                                             -                   -                      -
  Redeemed                                                            (299)                  -                      -
                                                              ------------        ------------           ------------
  Change in Class A                                                  9,254               6,688                      -
                                                              ------------        ------------           ------------
CLASS B
  Issued                                                                 -                   -                      -
  Reinvested                                                             -                   -                      -
  Redeemed                                                               -                   -                      -
  Cost of shares exchanged to Class A                                    -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class B                                                      -                   -                      -
                                                              ------------        ------------           ------------
CLASS I
  Issued                                                                 -                   -                      -
  Reinvested                                                             -                   -                      -
  Redeemed                                                               -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class I                                                      -                   -                      -
                                                              ------------        ------------           ------------
CLASS C
  Issued                                                                14                 102(b)                   -
  Reinvested                                                             -                   -                      -
  Redeemed                                                               -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class C                                                     14                 102                      -
                                                              ------------        ------------           ------------
CLASS R
  Issued                                                                 -                  74(b)                   -
  Reinvested                                                             -                   -                      -
  Redeemed                                                               -                   -                      -
                                                              ------------        ------------           ------------
  Change in Class R                                                                   -     74                      -
                                                              ------------        ------------           ------------
CLASS S
  Issued                                                            64,960             881,158              2,326,864
  Issued in connection with merger                                       -                   -                      -
  Reinvested                                                             -             170,742                119,366
  Redeemed                                                        (405,882)         (2,138,878)            (2,789,637)
                                                              ------------        ------------           ------------
  Change in Class S                                               (340,922)         (1,086,978)              (343,407)
                                                              ------------        ------------           ------------
  Change in shares from capital transactions                      (331,654)         (1,080,114)              (343,407)
                                                              ============        ============           ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK MICROCAP VALUE FUND

                                                                 FOR THE               FOR THE              FOR THE
                                                              PERIOD ENDED            YEAR ENDED          YEAR ENDED
                                                           SEPT. 30, 2004 (d)       JUNE 30, 2004        JUNE 30, 2003
                                                           ------------------       -------------        -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                 $   1,094,614        $     395,773(b)        $           -
  Proceeds from shares exchanged from Class B                             -                    -                       -
  Dividends reinvested                                                    -                    -                       -
  Cost of shares redeemed                                           (11,968)                   -                       -
                                                              -------------        -------------           -------------
  Change in Class A                                           $   1,082,646        $     395,773           $           -
                                                              -------------        -------------           -------------
CLASS B
  Proceeds from shares issued                                 $           -        $           -           $           -
  Dividends reinvested                                                    -                    -                       -
  Cost of shares redeemed                                                 -                    -                       -
  Cost of shares exchanged to Class A                                     -                    -                       -
                                                              -------------        -------------           -------------
  Change in Class B                                           $           -        $           -           $           -
                                                              -------------        -------------           -------------
CLASS I
  Proceeds from shares issued                                 $           -        $           -           $           -
  Dividends reinvested                                                    -                    -                       -
  Cost of shares redeemed                                                 -                    -                       -
                                                              -------------        -------------           -------------
  Change in Class I                                           $           -        $           -           $           -
                                                              -------------        -------------           -------------
CLASS C
  Proceeds from shares issued                                 $     156,346        $       3,575(b)        $           -
  Dividends reinvested                                                    -                    -                       -
  Cost of shares redeemed                                                 -                    -                       -
                                                              -------------        -------------           -------------
  Change in Class C                                           $     156,346        $       3,575           $           -
                                                              -------------        -------------           -------------
CLASS R
  Proceeds from shares issued                                 $       7,393        $     103,289(b)        $           -
  Dividends reinvested                                                    -                    -                       -
  Cost of shares redeemed                                           (15,055)                   -                       -
                                                              -------------        -------------           -------------
  Change in Class R                                           ($      7,662)       $     103,289           $           -
                                                              -------------        -------------           -------------
CLASS S
  Proceeds from shares issued                                 $   4,261,465        $ 135,935,339           $  41,992,905
  Proceeds from shares issued in connection with merger                   -                    -                       -
  Dividends reinvested                                                             -     822,848               2,091,769
  Cost of shares redeemed                                       (16,170,103)         (37,300,490)            (40,827,933)
                                                              -------------        -------------           -------------
  Change in Class S                                           ($ 11,908,638)       $  99,457,697           $   3,256,741
                                                              -------------        -------------           -------------
  Change in net assets from capital transactions              $ (10,677,308)       $  99,960,334           $   3,256,741
                                                              =============        =============           =============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                             60,337               21,185(b)                    -
  Issued in connection with exchange from Class B                         -                    -                       -
  Reinvested                                                              -                    -                       -
  Redeemed                                                             (662)                   -                       -
                                                              -------------        -------------           -------------
  Change in Class A                                                  59,675               21,185                       -
                                                              -------------        -------------           -------------
CLASS B
  Issued                                                                  -                    -                       -
  Reinvested                                                              -                    -                       -
  Redeemed                                                                -                    -                       -
  Cost of shares exchanged to Class A                                     -                    -                       -
                                                              -------------        -------------           -------------
  Change in Class B                                                       -                    -                       -
                                                              -------------        -------------           -------------
CLASS I
  Issued                                                                  -                    -                       -
  Reinvested                                                              -                    -                       -
  Redeemed                                                                -                    -                       -
                                                              -------------        -------------           -------------
  Change in Class I                                                       -                    -                       -
                                                              -------------        -------------           -------------
CLASS C
  Issued                                                              8,691                  189(b)                    -
  Reinvested                                                              -                    -                       -
  Redeemed                                                                -                    -                       -
                                                              -------------        -------------           -------------
  Change in Class C                                                   8,691                  189                       -
                                                              -------------        -------------           -------------
CLASS R
  Issued                                                                406                5,444(b)                    -
  Reinvested                                                              -                    -                       -
  Redeemed                                                             (834)                   -                       -
                                                              -------------        -------------           -------------
  Change in Class R                                                    (428)               5,444                       -
                                                              -------------        -------------           -------------
CLASS S
  Issued                                                            232,596            7,588,500               3,453,385
  Issued in connection with merger                                        -                    -                       -
  Reinvested                                                              -               47,345                 155,835
  Redeemed                                                         (903,979)          (2,137,437)             (3,426,704)
                                                              -------------        -------------           -------------
  Change in Class S                                                (671,383)           5,498,408                 182,516
                                                              -------------        -------------           -------------
  Change in shares from capital transactions                       (603,445)           5,525,226                 182,516
                                                              =============        =============           =============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK SMALL CAP INTERNATIONAL FUND

                                                                FOR THE           FOR THE               FOR THE
                                                             PERIOD ENDED        YEAR ENDED           YEAR ENDED
                                                          SEPT. 30, 2004 (d)    JUNE 30, 2004         JUNE 30, 2003
                                                          ------------------    -------------         -------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                 $        58        $   214,554(b)        $         -
  Proceeds from shares exchanged from Class B                           -                  -                     -
  Dividends reinvested                                                  -                  -                     -
  Cost of shares redeemed                                               -                  -                     -
                                                              -----------        -----------           -----------
  Change in Class A                                           $        58        $   214,554           $         -
                                                              -----------        -----------           -----------
CLASS B
  Proceeds from shares issued                                 $         -        $         -           $         -
  Dividends reinvested                                                  -                  -                     -
  Cost of shares redeemed                                               -                  -                     -
  Cost of shares exchanged to Class A                                   -                  -                     -
                                                              -----------        -----------           -----------
  Change in Class B                                           $         -        $         -           $         -
                                                              -----------        -----------           -----------
CLASS I
  Proceeds from shares issued                                 $         -        $         -           $         -
  Dividends reinvested                                                  -                  -                     -
  Cost of shares redeemed                                               -                  -                     -
                                                              -----------        -----------           -----------
  Change in Class I                                           $         -        $         -           $         -
                                                              -----------        -----------           -----------
CLASS C
  Proceeds from shares issued                                 $         -        $     3,275(b)        $         -
  Dividends reinvested                                                  -                  -                     -
  Cost of shares redeemed                                               -                  -                     -
                                                              -----------        -----------           -----------
  Change in Class C                                           $         -        $     3,275           $         -
                                                              -----------        -----------           -----------
CLASS R
  Proceeds from shares issued                                 $         -        $     3,275(b)        $         -
  Dividends reinvested                                                  -                  -                     -
  Cost of shares redeemed                                               -                  -                     -
                                                              -----------        -----------           -----------
  Change in Class R                                           $         -        $     3,275           $         -
                                                              -----------        -----------           -----------
CLASS S
  Proceeds from shares issued                                 $    41,930        $ 1,143,819           $ 1,370,049
  Proceeds from shares issued in connection with merger                 -                  -                     -
  Dividends reinvested                                                  -                  -               192,788
  Cost of shares redeemed                                          (1,527)          (680,497)           (1,360,738)
                                                              -----------        -----------           -----------
  Change in Class S                                           $    40,403        $   463,322           $   202,099
                                                              -----------        -----------           -----------
  Change in net assets from capital transactions              $    40,461        $   684,426           $   202,099
                                                              ===========        ===========           ===========
SHARE TRANSACTIONS:
CLASS A
  Issued                                                                6             21,145(b)                  -
  Issued in connection with exchange from Class B                       -                  -                     -
  Reinvested                                                            -                  -                     -
  Redeemed                                                              -                  -                     -
                                                              -----------        -----------           -----------
  Change in Class A                                                     6             21,145                    -
                                                              -----------        -----------           -----------
CLASS B
  Issued                                                                -                  -                     -
  Reinvested                                                            -                  -                     -
  Redeemed                                                              -                  -                     -
  Cost of shares exchanged to Class A                                   -                  -                     -
                                                              -----------        -----------           -----------
  Change in Class B                                                     -                  -                     -
                                                              -----------        -----------           -----------
CLASS I
  Issued                                                                -                  -                     -
  Reinvested                                                            -                  -                     -
  Redeemed                                                              -                  -                     -
                                                              -----------        -----------           -----------
  Change in Class I                                                     -                  -                     -
                                                              -----------        -----------           -----------
CLASS C
  Issued                                                                -                316(b)                  -
  Reinvested                                                            -                  -                     -
  Redeemed                                                              -                  -                     -
                                                              -----------        -----------           -----------
  Change in Class C                                                                -     316                     -
                                                              -----------        -----------           -----------
CLASS R
  Issued                                                                -                316(b)                  -
  Reinvested                                                            -                  -                     -
  Redeemed                                                              -                  -                     -
                                                              -----------        -----------           -----------
  Change in Class R                                                                -     316                     -
                                                              -----------        -----------           -----------
CLASS S
  Issued                                                            4,225            115,193               202,662
  Issued in connection with merger                                      -                  -                     -
  Reinvested                                                            -                  -                24,466
  Redeemed                                                           (152)           (64,943)             (202,643)
                                                              -----------        -----------           -----------
  Change in Class S                                                 4,073             50,250                24,485
                                                              -----------        -----------           -----------
  Change in shares from capital transactions                        4,079             72,027                24,485
                                                              ===========        ===========           ===========

(a) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(b) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(c)  For the period from May 1, 2004 to September 30, 2004.
(d)  For the period from July 1, 2004 to September 30, 2004.
(e) For the period from September 30, 2004 (commencement of operations) to September 30, 2004

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

7. FEDERAL INCOME TAXES

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund. Effective for the taxable year ended September 30, 2004, each of the Funds changed its annual tax period to September 30th. The tax cost of securities differ from financial reporting cost by the amount of losses recognized for financial reporting purposes in excess of those allowed to be recognized for federal income tax purposes. As of September 30, 2004, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

                                                                                    Net Unrealized
                                  Tax Cost         Unrealized       Unrealized       Appreciation
                                of Securities     Appreciation     Depreciation     (Depreciation)
                                -------------     ------------     ------------     --------------
Large Cap Equity Fund            $189,436,429      22,958,795      $(14,465,003)       $8,493,792
Mid Cap Equity Fund               115,697,719      11,491,473        (9,163,632)        2,327,841
Small Cap Equity Fund              14,753,263       4,630,291        (1,091,395)        3,538,896
Enterprise Fund                   270,950,082      99,728,899       (21,223,289)       78,505,610
Enterprise Small Cap Fund          52,379,835      26,241,656        (2,247,829)       23,993,827
Value Fund                        245,296,698     135,050,648        (1,063,934)      133,986,714
Microcap Value Fund               180,296,909      57,826,727       (16,218,564)       41,608,163
Small Cap International
 Fund                               4,090,924       1,246,630          (297,271)          949,359

During the period ended September 30, 2004, there were no distributions for the Funds.

During the fiscal year ended April 30, 2004, the Large Cap Equity, Mid Cap Equity, and Small Cap Equity Funds had no distributions.

The tax character of distributions during the fiscal year ended June 30, 2004 was as follows:


                                                      Distribution Paid From
                        -----------------------------------------------------------------------------------
                             Net                                                                  Total
                         Investment     Net Long Term     Total Taxable       Tax Exempt      Distributions
                           Income       Capital Gains     Distributions     Distributions         Paid
                         ----------     -------------     -------------     -------------     -------------
Enterprise Fund            $   43,832       $        -       $   43,832                $-       $   43,832
Enterprise Small Cap
 Fund                               -                -                -                 -                -
Value Fund                  3,800,757        3,742,736        7,543,493                 -        7,543,493
Microcap Value
 Fund                         397,468          481,025          878,493                 -          878,493
Small Cap
 International Fund                 -                -                -                 -                -

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

As of September 30, 2004 the components of accumulated earnings/(deficit) on a tax basis was as follows:

                                                                                 Accum.                            Total
                       Undist.         Undist.                                Capital and       Unrealized         Accum.
                      Ordinary        Long-Term        Accum.      Dist.         Other        Appreciation/      Earnings/
                       Income       Capital Gains     Earnings    Payable        Losses        Depreciation      (Deficit)
                      ----------    -------------    -----------  -------    -------------    -------------   --------------
Large Cap Equity
 Fund                 $        -     $         -     $         -   $ -       $ (51,463,039)   $   8,493,792   $ (42,969,247)
Mid Cap Equity Fund            -      14,589,567      14,589,567     -          (3,250,469)       2,327,841      13,666,939
Small Cap Equity
 Fund                     48,489       1,535,434       1,583,923     -                   -        3,538,896       5,122,819
Enterprise Fund        1,379,503      13,162,312      14,541,815     -                   -       78,505,610      93,047,425
Enterprise Small Cap
 Fund                          -       5,723,542       5,723,542     -                   -       23,993,827      29,717,369
Value Fund             5,410,255      20,677,835      26,088,090     -                   -      133,986,714     160,074,804
Microcap Value Fund    2,184,130       4,540,289       6,724,419     -                   -       41,608,163      48,332,582
Small Cap
 International Fund            -               -               -     -            (716,405)         949,977         233,572

As of September 30, 2004, the following Funds had net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as a successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains will not be distributed to shareholders:

                                  Capital Loss
                                  Carryforward     Expires
                                 --------------   --------
Large Cap Equity Fund             $32,987,160        2008
                                   14,580,522        2009
                                    3,895,357        2010
Mid Cap Equity Fund                 3,250,469        2012
Small Cap International Fund          459,320        2008
                                      202,539        2009
                                       54,546        2012

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

8. MARKET TIMING

Tamarack strongly discourages attempts at market timing by Fund shareholders. Therefore, each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by Voyageur. This redemption fee is not charged in cases where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. Tamarack also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds' prospectus contains a more detailed description of Tamarack's policies on market timing and/or excessive trading. During the period ended September 30, 2004 the redemption fees collected by each Fund were as follows:

                                                                   Amount
                                                                 ---------
Large Cap Equity Fund                                             $   433
Mid Cap Equity Fund                                                    63
Small Cap Equity Fund                                                 163
Enterprise Fund                                                       942
Enterprise Small Cap Fund                                           1,329
Value Fund                                                            462
Microcap Value Fund                                                 4,071

--------------------------------------------------------------------------------

9. SOFT DOLLARS

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a Fund that are higher than another broker-dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services provided to the Fund. Voyageur and each sub-advisor, as applicable, has a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds' securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund's best interest. As of September 30, 2004 certain of the Funds used soft dollars on a limited basis for the purchase of third party (independent) research. Fund management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Large Cap Equity Fund
--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

                                             MARKET
   SHARES                                    VALUE
------------                              ------------
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 17.2%
 109,290      Carnival Corp.              $  5,168,324
  60,280      eBay, Inc. (b)                 5,542,143
  85,770      Home Depot, Inc.               3,362,184
 126,040      International Game             4,531,138
              Technology
 122,220      Kohl's Corp. (b)               5,889,782
 157,910      Staples, Inc.                  4,708,876
 110,200      Starbucks Corp. (b)            5,009,692
                                          ------------
                                            34,212,139
                                          ------------
CONSUMER STAPLES - 9.6%
 101,850      PepsiCo, Inc.                  4,955,003
 167,530      SYSCO Corp.                    5,012,498
 153,360      Walgreen Co.                   5,494,888
  42,810      Whole Foods Market, Inc.       3,672,670
                                          ------------
                                            19,135,059
                                          ------------
ENERGY - 2.8%
 109,840      Apache Corp.                   5,504,082
                                          ------------
FINANCIALS - 15.4%
 149,110      AFLAC, Inc.                    5,846,603
  54,880      Ambac Financial Group, Inc.    4,387,656
  70,778      American International         4,812,196
              Group, Inc.
  61,350      Fifth Third Bancorp            3,019,647
 205,480      MBNA Corp.                     5,178,096
  66,680      Northern Trust Corp.           2,720,544
 103,360      SLM Corp.                      4,609,856
                                          ------------
                                            30,574,598
                                          ------------
HEALTHCARE - 17.0%
  50,240      Amgen, Inc. (b)                2,847,603
  76,920      Express Scripts, Inc. (b)      5,025,953
  99,070      Johnson & Johnson, Inc.        5,580,613
 112,740      Medtronic, Inc.                5,851,207
 189,940      Pfizer, Inc.                   5,812,164
 103,990      Stryker Corp.                  4,999,839
  45,710      Zimmer Holdings, Inc. (b)      3,612,918
                                          ------------
                                            33,730,297
                                          ------------
INDUSTRIALS - 10.1%
  39,990      Apollo Group, Inc.,            2,934,066
              Class A (b)
 139,530      Danaher Corp.                  7,155,099
 196,180      General Electric Co.           6,587,724
  36,190      United Technologies Corp.      3,379,422
                                          ------------
                                            20,056,311
                                          ------------

                                             MARKET
   SHARES                                    VALUE
------------                              ------------
INFORMATION TECHNOLOGY - 23.6%
 119,080      Adobe Systems, Inc.         $  5,890,888
 207,640      Cisco Systems, Inc. (b)        3,758,284
 167,250      Dell, Inc. (b)                 5,954,100
 157,750      First Data Corp.               6,862,125
  92,280      Fiserv, Inc. (b)               3,216,881
 137,290      Jabil Circuit, Inc. (b)        3,157,670
 203,240      Microsoft Corp.                5,619,586
  96,240      Paychex, Inc.                  2,901,636
 175,560      Symantec Corp. (b)             9,634,732
                                          ------------
                                            46,995,902
                                          ------------
MATERIALS - 3.0%
 192,320      Ecolab, Inc.                   6,046,541
                                          ------------

TOTAL COMMON STOCKS                        196,254,929
(Cost $183,103,951)                       ------------

INVESTMENT COMPANIES - 0.8%
1,675,292     Wells Fargo Prime              1,675,292
              Investment Money
              Market Fund

TOTAL INVESTMENT COMPANIES                   1,675,292
(Cost $1,675,292)                         ------------

TOTAL INVESTMENTS                          197,930,221
(Cost $184,779,243) (a) - 99.5%

Other assets in excess of liabilities -      1,063,705
0.5%                                      ------------

NET ASSETS - 100.0%                       $198,993,926
                                          ============

(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
(b)  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Mid Cap Equity Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

                                              MARKET
 SHARES                                       VALUE
--------                                  ------------
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 23.9%
 100,000      Aeropostale, Inc. (b)       $  2,620,000
  26,000      Best Buy Co., Inc.             1,410,240
  58,000      Brinker International,         1,806,700
              Inc. (b)
  63,000      CDW Corp.                      3,655,890
  46,000      Cheesecake Factory,            1,996,400
              Inc. (b)
  53,000      Gentex Corp.                   1,861,890
  59,000      O'Reilly Automotive,           2,259,110
              Inc. (b)
 134,000      Petsmart, Inc.                 3,804,261
  86,000      Regis Corp.                    3,458,920
 135,000      SCP Pool Corp.                 3,609,900
  52,000      Tractor Supply Co. (b)         1,634,880
                                          ------------
                                            28,118,191
                                          ------------
CONSUMER STAPLES - 4.9%
  41,000      Alberto-Culver Co.,            1,782,680
              Class B (b)
  47,000      Whole Foods Market, Inc.       4,032,130
                                          ------------
                                             5,814,810
                                          ------------
ENERGY - 3.6%
  70,000      Smith International,           4,251,100
              Inc. (b)                    ------------

FINANCIALS - 11.6%
  38,000      Commerce Bancorp, Inc.         2,097,600
  80,000      East West Bancorp, Inc.        2,687,200
 104,000      Investors Financial            4,693,520
              Services Corp.
  49,500      Legg Mason, Inc.               2,636,865
  40,000      Northern Trust Corp.           1,632,000
                                          ------------
                                            13,747,185
                                          ------------
HEALTHCARE - 19.5%
  66,000      Biomet, Inc.                   3,094,080
  39,000      Express Scripts, Inc. (b)      2,548,260
  31,080      Fisher Scientific              1,812,896
              International, Inc. (b)
  94,000      Health Management              1,920,420
              Associates, Inc.
  30,000      Invitrogen Corp. (b)           1,649,700
  99,000      Omnicare, Inc.                 2,807,640
  31,000      Patterson Cos., Inc. (b)       2,373,360
  30,000      Quest Diagnostics, Inc.        2,646,600
  68,000      Varian Medical Systems,        2,350,760
              Inc. (b)
  88,000      VCA Antech, Inc. (b)           1,815,440
                                          ------------
                                            23,019,156
                                          ------------

                                              MARKET
 SHARES                                       VALUE
--------                                  ------------
INDUSTRIALS - 17.6%
  84,000      ChoicePoint, Inc. (b)       $  3,582,600
  37,000      Danaher Corp.                  1,897,360
  90,000      Expeditors International       4,653,000
              of Washington, Inc.
  60,500      Fastenal Co.                   3,484,800
  50,000      Roper Industries, Inc.         2,873,000
  65,000      Stericycle, Inc. (b)           2,983,500
  99,000      Tetra Tech, Inc. (b)           1,254,330
                                          ------------
                                            20,728,590
                                          ------------
INFORMATION TECHNOLOGY - 17.7%
  87,000      Cognos, Inc. (b)               3,090,240
  39,000      DST Systems, Inc. (b)          1,734,330
  40,000      FactSet Research               1,928,000
              Systems, Inc.
  89,000      Jabil Circuit, Inc. (b)        2,047,000
 130,000      Microchip Technology,          3,489,200
              Inc.
  92,000      Plantronics, Inc. (b)          3,978,080
  50,000      Symantec Corp. (b)             2,744,000
 151,000      Symbol Technologies, Inc.      1,908,640
                                          ------------
                                            20,919,490
                                          ------------
TOTAL COMMON STOCKS                        116,598,522
(Cost $114,270,681)                       ------------

INVESTMENT COMPANIES - 1.2%
 1,427,038    Wells Fargo Prime              1,427,038
              Investment Money            ------------
              Market Fund

TOTAL INVESTMENT COMPANIES                   1,427,038
(Cost $1,427,038)                         ------------

TOTAL INVESTMENTS                          118,025,560
(Cost $115,697,719) (a) - 100.0%

Other assets in excess of liabilities -
0.0%                                            41,549
                                          ------------

NET ASSETS - 100.0%                       $118,067,109
                                          ============

(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
(b)  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Small Cap Equity Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

                                                  MARKET
   SHARES                                         VALUE
------------                                    ----------
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 11.3%
       8,600     Catalina Marketing              $198,488
                 Corp. (b)
       9,800     Gentex Corp.                     344,274
       6,600     P.F. Chang's China Bistro,       320,034
                 Inc. (b)
      15,100     RARE Hospitality                 402,415
                 International, Inc. (b)
      12,100     Shuffle Master, Inc. (b)         453,266
      13,900     Sonic Corp. (b)                  356,257
                                                ---------
                                                2,074,734
                                                ---------
CONSUMER STAPLES - 2.9%
      20,200     United Natural Foods,            537,320
                                                =========
                 Inc. (b)
ENERGY - 3.8%
       6,800     Newfield Exploration             416,432
                 Co. (b)
       9,600     Patina Oil & Gas Corp.           283,872
                                                ---------
                                                  700,304
                                                ---------
FINANCIALS - 10.4%
       9,600     HCC Insurance Holdings,          289,440
                 Inc.
      10,700     Hilb, Rogal & Hamilton           387,554
                 Co.
       5,300     Hudson United Bancorp            195,305
      10,100     Investment Technology            154,530
                 Group, Inc. (b)
       7,400     Investors Financial              333,962
                 Services Corp.
      13,900     Raymond James                    335,268
                 Financial, Inc.
       6,200     SEI Investments Co.              208,816
                                                ---------
                                                1,904,875
                                                ---------
HEALTHCARE - 22.6%
       8,150     Advanced                         247,353
                 Neuromodulation
                 Systems, Inc. (b)
       8,000     ArthroCare Corp. (b)             234,320
       5,800     Biosite, Inc. (b)                283,968
       9,400     Cooper Cos., Inc. (The)          644,370
      14,100     Exactech, Inc. (b)               288,345
      20,200     HealthExtras, Inc. (b)           281,588
       5,800     IDEXX Laboratories,              294,292
                 Inc. (b)
      23,450     K-V Pharmaceutical Co.,          419,755
                 Class A (b)
      10,500     Kyphon Inc. (b)                  260,190
       6,100     Pharmaceutical Product           219,600
                 Development, Inc. (b)

                                                  MARKET
   SHARES                                         VALUE
------------                                    ----------
       4,100     Sunrise Senior Living,         $ 143,992
                 Inc. (b)
       6,100     SurModics, Inc. (b)              144,875
       6,500     Synovis Life Technologies,        62,140
                 Inc. (b)
       5,600     Taro Pharmaceutical              130,928
                 Industries Ltd. (b)
      13,200     Vistacare, Inc. (b)              202,092
       8,600     Young Innovations, Inc.          283,800
                                                ---------
                                                4,141,608
                                                ---------
INDUSTRIALS - 16.0%
      12,000     DRS Technologies,                449,280
                 Inc. (b)
      13,200     EGL, Inc. (b)                    399,432
      25,550     Knight Transportation,           547,281
                 Inc. (b)
      11,000     Mercury Computer                 296,120
                 Systems, Inc. (b)
       7,900     Simpson Manufacturing            499,280
                 Co., Inc.
       6,300     Stericycle, Inc. (b)             289,170
       7,300     Teleflex, Inc.                   310,250
      12,100     Tetra Tech, Inc. (b)             153,307
                                                ---------
                                                2,944,120
                                                ---------
INFORMATION TECHNOLOGY - 24.3%
       5,800     Actel Corp. (b)                   88,160
       6,700     Acxiom Corp.                     159,058
       8,800     ANSYS, Inc. (b)                  437,624
       6,700     Autodesk, Inc.                   325,821
       3,800     Black Box Corp.                  140,410
      10,100     Cymer, Inc. (b)                  289,466
       5,500     Global Payments, Inc.            294,525
       9,000     Kronos, Inc. (b)                 398,610
       8,800     Open Text Corp. (b)              151,888
      12,600     Photronics, Inc. (b)             209,412
       6,700     ScanSource, Inc. (b)             427,460
       9,400     Serena Software, Inc. (b)        157,262
      12,000     TriQuint Semiconductor,           46,800
                 Inc. (b)
      27,100     Verisity Ltd. (b)                188,345
      20,800     Verity, Inc. (b)                 267,904
      15,300     Wind River Systems,              186,660
                 Inc. (b)
      10,950     Zebra Technologies               668,059
                                                ---------
                 Corp., Class A (b)
                                                4,437,464
                                                ---------
MATERIALS - 3.0%
      12,200     Spartech Corp.                   306,220
       5,400     Valspar Corp.                    252,072
                                                ---------
                                                  558,292
                                                ---------

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Small Cap Equity Fund (cont.)

--------------------------------------------------------------------------------

                         MARKET
   SHARES                VALUE
------------           ----------
RETAIL - 3.4%
       4,800     Chico's FAS, Inc. (b)        $   164,160
      14,550     Fred's, Inc.                     261,318
      12,000     Hot Topic, Inc. (b)              204,480
                                              -----------
                                                  629,958
                                              -----------
TOTAL COMMON STOCKS                            17,928,675
(Cost $14,267,143)                            -----------

INVESTMENT COMPANIES - 2.0%
     363,484     Wells Fargo Prime                363,484
                 Investment Money
                 Market Fund
TOTAL INVESTMENT COMPANIES                        363,484
(Cost $363,484)                               -----------

TOTAL INVESTMENTS                              18,292,159
(Cost $14,630,627) (a) - 99.7%

Other assets in excess of liabilities -            55,794
0.3%                                          -----------

NET ASSETS - 100.0%                           $18,347,953
                                              ===========

(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
(b)  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Enterprise Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004


  SHARES OR
  PRINCIPAL                                     MARKET
   AMOUNT                                       VALUE
------------                                  -----------

COMMON STOCKS - 88.83%
CONSUMER DISCRETIONARY - 8.04%
   149,600    Advanced Marketing              $ 1,614,184
              Services, Inc.
    31,689    Carmike Cinemas, Inc.             1,115,770
   629,800    Casual Male Retail                3,300,152
              Group, Inc. (b)
   193,188    Checkers Drive-In                 2,269,959
              Restaurants, Inc. (b)
   231,700    Mac-Gray Corp. (b)                1,635,802
   615,000    Movado Group, Inc.               10,455,000
 1,129,600    Regent Communications,            6,393,536
              Inc. (b)
   431,400    Rowe Furniture Corp. (b)          2,200,140
   109,273    Rush Enterprises, Inc.,           1,196,539
              Class A (b)                     -----------

                                               30,181,082
                                              -----------
CONSUMER STAPLES - 1.69%
   239,000    United Natural Foods,             6,357,400
              Inc. (b)                        -----------

ENERGY - 6.73%
   315,400    Gulf Island Fabrication,          7,033,420
              Inc.
   161,366    Kaneb Services LLC                5,208,894
   672,200    Matrix Service Co. (b)            3,441,664
   309,400    Tetra Technologies,               9,606,870
              Inc. (b)                        -----------

                                               25,290,848
                                              -----------
FINANCIALS - 18.55%
   276,600    ASTA Funding, Inc.                4,478,154
   155,100    Bank of the Ozarks, Inc.          4,611,123
   116,500    Boston Private Financial          2,907,840
              Holdings, Inc.
   118,961    Capital Corp of the West          5,115,323
   130,098    Cobiz, Inc.                       2,150,520
    24,670    Cooperative Bankshares,             594,547
              Inc.
   151,350    Dearborn Bancorp,                 3,950,235
              Inc. (b)
   266,498    Hanmi Financial Corp.             8,048,239
   214,000    Harrington West                   3,774,960
              Financial Group, Inc.
   167,600    LaSalle Hotel Properties          4,625,760
    86,415    Mercantile Bank Corp.             3,010,699
   100,000    MetroCorp Bancshares,             1,900,000
              Inc.
   180,300    Northrim Bancorp, Inc.            3,939,555
   201,825    One Liberty Properties,           3,642,941
              Inc.
   429,800    Sanders Morris Harris             5,183,388
              Group, Inc.
   134,536    Sterling Financial                4,741,049
              Corp. (b)

  SHARES OR
  PRINCIPAL                                     MARKET
   AMOUNT                                       VALUE
------------                                  -----------
   118,639    Taylor Capital Group, Inc.      $ 2,847,336
   184,500    Umpqua Holdings Corp.             4,162,320
                                              -----------
                                               69,683,989
                                              -----------
HEALTHCARE - 3.80%
   132,900    Landauer, Inc.                    6,236,997
   485,275    Penwest Pharmaceuticals           5,478,755
              Co. (b)
    77,650    Young Innovations, Inc.           2,562,450
                                              -----------
                                               14,278,202
                                              -----------
INDUSTRIALS - 16.37%
   269,300    Allied Defense Group,             4,992,822
              Inc. (b)
    83,899    CUNO, Inc. (b)                    4,845,167
   338,700    EDO Corp.                         9,398,925
    95,100    ESCO Technologies,                6,443,976
              Inc. (b)
   321,200    Herley Industries, Inc. (b)       6,003,228
   126,400    Lindsay Manufacturing             3,391,312
              Co.
   526,037    LSI Industries, Inc.              5,491,826
   341,063    Modtech Holdings,                 2,571,615
              Inc. (b)
    74,400    Old Dominion Freight              2,143,464
              Line, Inc. (b)
   107,510    Quixote Corp.                     2,072,793
   196,700    SCS Transportation,               3,725,498
              Inc. (b)
   239,800    Terex Corp. (b)                  10,407,320
                                              -----------
                                               61,487,946
                                              -----------
INFORMATION TECHNOLOGY - 13.17%
   183,800    Comtech                           4,980,980
              Telecommunications Corp. (b)
   367,400    Covansys Corp. (b)                4,239,796
   328,200    EMS Technologies, Inc. (b)        5,661,450

   470,500    Fargo Electronics, Inc. (b)       4,559,145
   633,032    HMS Holdings Corp. (b)            4,114,708
   621,300    MSC.Software Corp. (b)            4,995,252
   273,300    Spectrum Control, Inc. (b)        1,943,163
   756,200    Stellent, Inc. (b)                5,830,302
   175,900    Trimble Navigation Ltd. (b)       5,558,440
   692,100    Tyler Technologies, Inc. (b)      6,118,164
   143,900    Zygo Corp. (b)                    1,457,707
                                              -----------
                                               49,459,107
                                              -----------

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Enterprise Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL                                     MARKET
   AMOUNT                                       VALUE
------------                                  -----------
MATERIALS - 10.67%
    713,400   Encore Wire Corp. (b)          $  9,445,416
    236,200   Ennis Business Forms,             5,059,404
              Inc.
    719,000   Intertape Polymer Group,          5,493,160
              Inc. (b)
    572,100   NN, Inc.                          6,550,545
    367,950   Penford Corp.                     6,406,010
    518,900   Universal Stainless &             7,134,875
              Alloy Products, Inc. (b)       ------------

                                               40,089,410
                                             ------------
OTHER - 8.26%
    383,400   ABM Industries, Inc.              7,725,510
    882,400   Integrated Electrical             4,244,344
              Services, Inc. (b)
    542,490   Keith Cos., Inc. (The) (b)        8,083,101
    323,400   Navigant International,           5,281,122
              Inc. (b)
    543,400   Remedytemp, Inc. (b)              5,673,096
                                             ------------
                                               31,007,173
                                             ------------
UTILITIES - 1.55%
    158,600   Central Vermont Public            3,189,446
              Service Corp.
     97,000   Unitil Corp.                      2,619,485
                                             ------------
                                                5,808,931
                                             ------------
TOTAL COMMON STOCKS                           333,644,088
(Cost $254,818,397)                          ------------

INVESTMENT COMPANIES - 3.33%
12,511,732    Wells Fargo Prime                12,511,732
              Investment Money Market
              Fund, Investor Class

TOTAL INVESTMENT COMPANIES                     12,511,732
(Cost $12,511,732)                           ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.88%
Federal Home Loan Bank
 3,300,000    1.51%, 10/01/04                   3,299,872
                                             ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS        3,299,872
(Cost $3,300,000)

TOTAL INVESTMENTS                             349,455,692
(Cost $270,630,128) (a) - 93.04%

Other assets in excess of liabilities -        26,142,577
6.96%                                        ------------

NET ASSETS - 100.00%                         $375,598,269
                                             ============

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Enterprise Small Cap Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

                                                MARKET
   SHARES                                       VALUE
-----------                                   -----------
COMMON STOCKS - 97.53%
CONSUMER DISCRETIONARY - 26.44%
   58,050    ADVO, Inc.                       $ 1,796,066
   34,700    Alberto-Culver Co.,                1,508,756
             Class B
   57,275    AnnTaylor Stores                   1,340,235
             Corp. (b)
   47,100    BJ'S Wholesale Club,               1,287,714
             Inc. (b)
  125,700    Casual Male Retail                   658,668
             Group, Inc. (b)
   49,200    Charming Shoppes,                    350,304
             Inc. (b)
   90,200    Enesco Group, Inc. (b)               617,870
   12,000    Harman International               1,293,000
             Industries, Inc.
   47,200    La-Z-Boy, Inc.                       716,496
   21,500    Men's Wearhouse,                     624,575
             Inc. (b)
  135,800    Movado Group, Inc.                 2,308,599
   82,339    Princeton Review, Inc. (b)           617,543
   29,600    Red Robin Gourmet                  1,292,632
             Burgers, Inc. (b)
   44,100    Salem Communications               1,116,612
             Corp. (b)
   37,725    SCP Pool Corp.                     1,008,767
   70,600    Stein Mart, Inc. (b)               1,074,532
   39,400    Steinway Musical                   1,071,680
             Instruments, Inc. (b)
   68,400    Stride Rite Corp.                    701,100
   33,500    TBC Corp. (b)                        748,390
                                              -----------
                                               20,133,539
                                              -----------
CONSUMER STAPLES - 0.96%
   43,700    Smart & Final, Inc. (b)              732,412
                                              -----------
ENERGY - 0.67%
   85,400    Newpark Resources, Inc. (b)          512,400
                                              -----------
FINANCIALS - 18.44%
   14,500    Bank of the Ozarks, Inc.             431,085
   15,700    Banner Corp.                         461,580
   78,908    Cash America                       1,930,089
             International, Inc.
   21,784    Commerce Bancorp, Inc.             1,202,477
   27,100    Commercial Capital                   614,899
             Bancorp, Inc.
   23,450    Delphi Financial Group,              941,987
             Inc., Class A
   20,400    East West Bancorp, Inc.              685,236
   30,200    First Niagara Financial              404,076
             Group, Inc.
   28,000    Oriental Financial Group             757,680
   15,600    Platinum Underwriters                456,768
             Holdings Ltd.
   11,000    Pro-Assurance Corp. (b)              385,220

                                                MARKET
   SHARES                                       VALUE
-----------                                   -----------
   23,000    Scottish Annuity & Life          $   486,910
             Holdings Ltd.
   15,700    SL Green Realty Corp.                813,417
   24,335    Sun Bancorp, Inc. (b)                533,667
   29,800    TriCo Bancshares                     623,416
   22,900    U.S.I. Holdings Corp. (b)            312,585
   28,300    UCBH Holdings, Inc.                1,105,681
      900    Union Bankshares Corp. (b)            28,044
   65,593    W Holding Co., Inc.                1,246,267
   18,500    Western Sierra Bancorp (b)           615,865
                                              -----------

                                               14,036,949
                                              -----------
HEALTHCARE - 9.71%
   56,700    Inverness Medical                  1,179,360
             Innovations, Inc. (b)
   20,700    Par Pharmaceutical Cos.,             743,751
             Inc. (b)
   96,600    Polymedica Corp.                   2,975,280
  139,575    PSS World Medical,                 1,401,333
             Inc. (b)
   20,400    Respironics, Inc. (b)              1,090,176
                                              -----------
                                                7,389,900
                                              -----------
INDUSTRIALS - 15.53%
   16,300    A.O. Smith Corp.                     396,905
   22,900    Applied Films Corp. (b)              412,429
   20,100    Arkansas Best Corp.                  736,062
   44,000    Carlisle Co.                       2,812,920
   37,800    CUNO, Inc. (b)                     2,182,950
   52,500    Gardner Denver, Inc. (b)           1,447,425
   60,300    Paxar Corp. (b)                    1,367,604
   13,000    Roper Industries, Inc.               746,980
    5,600    Tennant Co.                          226,968
   80,100    Wabtec Corp.                       1,497,069
                                              -----------
                                               11,827,312
                                              -----------
INFORMATION TECHNOLOGY - 8.92%
   78,000    Aeroflex, Inc. (b)                   824,460
   30,000    Benchmark Electronics, Inc. (b)      894,000
   35,500    Borland Software Corp. (b)           296,425
   36,200    C&D Technologies, Inc.               688,524
   42,500    Cubic Corp.                          973,250
   39,100    JDA Software Group, Inc. (b)         423,062
   34,000    Mercury Computer                     915,280
             Systems, Inc. (b)
   92,400    Skyworks Solutions, Inc. (b)         877,800
   46,200    Technitrol, Inc. (b)                 900,900
                                              -----------
                                                6,793,701
                                              -----------

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Enterprise Small Cap Fund (cont.)

--------------------------------------------------------------------------------

                                                 MARKET
    SHARES                                       VALUE
-------------                                 -----------
MATERIALS - 15.12%
      69,300  ElkCorp                         $ 1,923,768
      15,200  Georgia Gulf Corp.                  677,768
      53,400  Hughes Supply, Inc.               1,605,738
     191,100  Interface, Inc. (b)               1,532,622
     168,700  Intertape Polymer Group,          1,288,868
              Inc. (b)
      23,600  Millennium Chemicals,               500,556
              Inc. (b)
      25,887  Mohawk Industries                 2,055,169
              Co. (b)
      76,700  Spartech Corp.                    1,925,170
                                              -----------
                                               11,509,659
                                              -----------
UTILITIES - 1.74%
      25,700  Energen Corp.                     1,324,835
                                              -----------

TOTAL COMMON STOCKS                            74,260,707
(Cost $50,238,648)                            -----------

INVESTMENT COMPANIES - 2.78%
 2,112,955    Wells Fargo Prime                 2,112,955
              Investment Money Market
              Fund, Investor Class

TOTAL INVESTMENT COMPANIES                      2,112,955
(Cost $2,112,955)                             -----------

TOTAL INVESTMENTS                              76,373,662
(Cost $52,351,603) (a) -- 100.31%

Liabilities in excess of other assets --         (239,149)
(0.31)%                                       -----------

NET ASSETS -- 100.00%                         $76,134,513
                                              ===========

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Value Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

                                            MARKET
  SHARES                                    VALUE
----------                               ------------
COMMON STOCKS - 99.60%
CONSUMER DISCRETIONARY - 14.34%
   300,500    Eastman Kodak Co.          $  9,682,110
   110,070    Gannett Co., Inc.             9,219,463
   517,300    Limited Brands, Inc.         11,530,618
   409,200    McDonald's Corp.             11,469,876
    14,200    Viacom, Inc., Class A           482,800
   190,440    Viacom, Inc., Class B         6,391,166
   251,100    Walt Disney Co. (The)         5,662,305
                                         ------------
                                           54,438,338
                                         ------------
CONSUMER STAPLES - 7.42%
   229,000    Diageo PLC ADR               11,548,470
   252,700    H.J. Heinz Co.                9,102,254
   169,400    Kellogg Co.                   7,226,604
    81,200    Rite Aid Corp. (b)              285,824
                                         ------------
                                           28,163,152
                                         ------------
ENERGY - 8.02%
   158,032    BP PLC ADR                    9,091,581
   309,000    Exxon Mobil Corp.            14,933,970
   114,900    Occidental Petroleum          6,426,357
              Corp.                      ------------

                                           30,451,908
                                         ------------
FINANCIALS - 30.20%
   152,300    AFLAC Inc.                    5,971,683
   127,950    Allstate Corp.                6,140,321
   174,900    American Express Co.          9,000,354
   157,700    American International       10,722,023
              Group, Inc.
   197,800    Bank of America Corp.         8,570,674
   276,166    Citigroup, Inc.              12,184,443
    55,700    Everest Re Group Ltd.         4,140,181
   167,800    Freddie Mac                  10,947,272
   201,710    Morgan Stanley                9,944,303
   147,000    Radian Group Inc.             6,795,810
   184,500    SLM Corp.                     8,228,700
    86,800    SouthTrust Corp.              3,616,088
    55,750    Student Loan Corp.            7,902,563
   176,780    Wells Fargo & Co.            10,541,391
                                         ------------
                                          114,705,806
                                         ------------
HEALTHCARE - 2.95%
   307,180    Pfizer Inc.                   9,399,708
    69,600    Teva Pharmaceutical           1,806,120
              Industries Ltd. ADR        ------------

                                           11,205,828
                                         ------------
INDUSTRIALS - 11.80%
   103,872    Lockheed Martin Corp.         5,793,980
   124,100    Parker-Hannifin Corp.         7,304,526
   264,400    Rockwell Collins, Inc.        9,819,816
   152,000    Tyco International Ltd.       4,660,320
   138,000    Union Pacific Corp.           8,086,800
   333,940    Waste Management, Inc.        9,129,920
                                         ------------
                                           44,795,362
                                         ------------

                                            MARKET
  SHARES                                    VALUE
----------                               ------------
INFORMATION TECHNOLOGY - 7.33%
   286,900    Apple Computer, Inc. (b)   $ 11,117,375
    75,000    Automatic Data                3,099,000
              Processing, Inc.
    52,300    Fiserv, Inc. (b)              1,823,178
    87,320    International Business        7,486,817
              Machines Corp.
   155,900    Microsoft Corp.               4,310,635
                                         ------------
                                           27,837,005
                                         ------------
MATERIALS - 9.27%
   146,800    BOC Group PLC ADR             4,776,872
   188,600    Dow Chemical Co.              8,520,948
   156,160    PPG Industries, Inc.          9,569,485
   185,820    Weyerhaeuser Co.             12,353,313
                                         ------------
                                           35,220,618
                                         ------------
TELECOMMUNICATION SERVICES - 3.69%
   148,100    BCE Inc.                      3,206,365
   274,300    Verizon Communications       10,801,934
              Inc.                       ------------

                                           14,008,299
                                         ------------
UTILITIES - 4.58%
   125,800    Entergy Corp.                 7,624,738
   171,700    Exelon Corp.                  6,299,673
    70,400    NSTAR                         3,456,640
                                         ------------
                                           17,381,051
                                         ------------

TOTAL COMMON STOCKS                       378,207,367
(Cost $243,654,807)                      ------------

INVESTMENT COMPANIES - 0.28%
 1,076,045    Wells Fargo Prime             1,076,045
              Investment Money Market
              Fund, Investor Class

TOTAL INVESTMENT COMPANIES                  1,076,045
(Cost $1,076,045)                        ------------

TOTAL INVESTMENTS                         379,283,412
(Cost $244,730,852) (a) - 99.88%
Other assets in excess of
liabilities -- 0.12%                          465,309
                                         ------------

NET ASSETS -- 100.00%                    $379,748,721
                                         ============

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Non-income producing security.
ADR - American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Microcap Value Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

   SHARES OR
   PRINCIPAL                                           MARKET
    AMOUNT                                             VALUE
--------------                                      ------------
COMMON STOCKS - 97.55%
CONSUMER DISCRETIONARY - 28.10%
      52,000     Action Performance Cos.,           $    526,760
                 Inc.
      87,000     Aftermarket Technology                1,094,460
                 Corp. (b)
       2,800     Allen Organ Co., Class B                169,750
      29,800     Ambassadors                             376,672
                 International, Inc.
      60,000     AMERCO (b)                            2,275,199
      23,000     America's Car Mart,                     776,250
                 Inc. (b)
      21,400     Andersons, Inc. (The)                   446,190
      60,000     Applica, Inc. (b)                       242,400
      40,000     Ashworth, Inc. (b)                      328,000
      25,000     Benihana Inc., Class                    334,500
                 A (b)
      69,000     Bluegreen Corp. (b)                     767,970
      45,000     Bon-Ton Stores, Inc. (The)              548,550
      46,000     Books-A-Million, Inc.                   368,460
      15,127     Bowl America Inc.,                      216,543
                 Class A
      56,250     Brookstone, Inc. (b)                  1,062,563
      48,000     BUCA, Inc. (b)                          203,520
     169,000     Carlisle Holdings Ltd. (b)            1,074,840
      61,000     Charlotte Russe Holding,                700,280
                 Inc. (b)
      41,000     Cole National Corp. (b)               1,136,110
      39,000     Consolidated Graphics,                1,634,100
                 Inc. (b)
      37,000     Cornell Cos., Inc. (b)                  458,800
      95,000     CSK Auto Corp. (b)                    1,265,400
      35,000     CSS Industries, Inc.                  1,082,900
      32,000     Cutter & Buck, Inc.                     352,000
      39,400     Dave & Buster's, Inc. (b)               747,812
      40,000     Deb Shops, Inc.                         976,000
      39,000     Department 56, Inc. (b)                 635,700
      22,000     Dominion Homes, Inc. (b)                524,040
      13,500     Duckwall-ALCO Stores, Inc. (b)          208,980
      14,860     Edelbrock Corp.                         245,190
      73,000     Elizabeth Arden, Inc. (b)             1,537,380
      16,500     Emak Worldwide, Inc. (b)                160,710
      20,800     Exponent, Inc. (b)                      573,040
       3,656     Federal Screw Works                     123,390
      68,000     Finish Line, Inc. (The),              2,102,560
                 Class A
      26,000     Finlay Enterprises, Inc. (b)            505,700
      47,500     First Cash Financial                    951,425
                 Services, Inc. (b)
      48,000     Friedman's, Inc., Class A                98,880
       2,250     FRMO Corp. (b)                            3,488
      36,000     Gaiam, Inc. (b)                         214,920
      95,000     Goody's Family Clothing, Inc.           799,900

   SHARES OR
   PRINCIPAL                                           MARKET
    AMOUNT                                             VALUE
--------------                                      ------------
      13,000     Hampshire Group Ltd. (b)           $    410,280
      14,000     Hastings Entertainment,                 106,400
                 Inc. (b)
      86,000     Isle of Capri Casinos,                1,665,820
                 Inc. (b)
      73,000     JAKKS Pacific, Inc. (b)               1,679,000
      79,657     K2, Inc. (b)                          1,139,892
      12,807     Knape & Vogt                            170,973
                 Manufacturing Co.
      11,000     Lakeland Industries,                    199,881
                 Inc. (b)
       7,600     Liberty Homes, Inc.,                     34,200
                 Class A
      31,000     Lifetime Hoan Corp.                     460,350
      76,000     Lightbridge, Inc. (b)                   366,320
      37,800     M/I Homes, Inc.                       1,604,232
      36,000     Mac-Gray Corp. (b)                      254,160
      43,000     MarineMax, Inc. (b)                     968,360
       7,500     McRae Industries, Inc.,                  82,500
                 Class A
      84,000     Medical Staffing Network                515,760
                 Holdings, Inc. (b)
      37,000     Meritage Corp. (b)                    2,908,199
      37,500     Monro Muffler Brake,                    819,375
                 Inc. (b)
      69,400     Movado Group, Inc.                    1,179,800
      22,000     National R.V. Holdings,                 273,460
                 Inc. (b)
      30,000     New Horizons                            128,700
                 Worldwide, Inc. (b)
      18,300     Nobel Learning                          128,100
                 Communities, Inc. (b)
      10,300     Nobility Homes, Inc.                    241,020
      10,000     P & F Industries, Inc.,                  94,000
                 Class A (b)
      60,000     Palm Harbor Homes,                    1,011,000
                 Inc. (b)
      73,000     PC Connection, Inc. (b)                 501,510
      42,000     PDI, Inc. (b)                         1,133,580
      24,500     Perry Ellis International,              551,005
                 Inc. (b)
      69,000     Pinnacle Entertainment,                 952,200
                 Inc. (b)
     131,000     Prime Hospitality                     1,594,270
                 Corp. (b)
      47,400     Quaker Fabric Corp.                     308,100
      37,550     Rex Stores Corp. (b)                    527,578
      15,100     Rockford Corp. (b)                       56,776
      11,300     S&K Famous Brands,                      177,060
                 Inc. (b)
      36,000     Shoe Carnival, Inc. (b)                 424,440
      55,000     Source Interlink Cos.,                  534,600
                 Inc. (b)
      18,000     Sport Chalet, Inc. (b)                  247,230
      74,000     Sports Authority, Inc.                1,716,800
                 (The) (b)

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                                           MARKET
    AMOUNT                                             VALUE
--------------                                      ------------
     121,000     Stein Mart, Inc. (b)               $  1,841,620
      26,000     Steinway Musical                        707,200
                 Instruments, Inc. (b)
      66,000     Stoneridge, Inc. (b)                    930,600
      21,000     Superior Uniform Group,                 287,700
                 Inc.
      43,000     Syms Corp. (b)                          462,680
      25,000     Total Entertainment                     217,750
                 Restaurant Corp. (b)
      78,000     Velcro Industries NV                    897,000
      37,000     WestCoast Hospitality                   205,350
                 Corp. (b)
      16,700     Weyco Group, Inc.                       617,900
      35,000     Whitehall Jewellers,                    281,050
                 Inc. (b)
      27,000     William Lyon Homes (b)                2,400,299
      49,850     Zomax, Inc. (b)                         160,019
                                                    ------------
                                                      62,027,431
                                                    ------------
CONSUMER STAPLES - 4.11%
       9,300     Cagle's, Inc., Class A (b)              120,528
      33,000     Chalone Wine Group                      347,193
                 Ltd. (The) (b)
      13,700     CPAC, Inc.                               69,870
     132,000     DIMON, Inc.                             777,480
       4,400     Farmer Brothers Co.                     117,612
       2,700     Foodarama                               101,250
                 Supermarkets, Inc. (b)
      12,000     Fresh Brands, Inc.                       93,000
       3,200     Genesee Corp.,                            6,400
                 Class B (b)
      67,000     Ingles Markets, Inc.,                   808,020
                 Class A
      53,000     M & F Worldwide                         689,530
                 Corp. (b)
      20,425     Marsh Supermarkets,                     226,718
                 Inc., Class A
      28,125     Marsh Supermarkets,                     315,000
                 Inc., Class B
      44,000     MGP Ingredients, Inc.                   436,480
      35,000     Nash-Finch Co.                        1,100,750
      37,000     Natures Sunshine                        561,290
                 Products, Inc.
      69,000     Omega Protein Corp. (b)                 531,300
      52,575     Sanderson Farms, Inc.                 1,758,633
       2,700     Scope Industries                        188,325
      52,000     Spartan Stores, Inc. (b)                208,520
      39,000     Standard Commercial Corp.               614,250
                                                    ------------

                                                       9,072,149
                                                    ------------
ENERGY - 5.13%
      40,000     Callon Petroleum Co. (b)                507,200
      43,000     Carrizo Oil & Gas,                      411,510
                 Inc. (b)
      50,000     Dril-Quip, Inc. (b)                   1,115,000

   SHARES OR
   PRINCIPAL                                           MARKET
    AMOUNT                                             VALUE
--------------                                      ------------
      30,206     Enbridge Energy                    $  1,348,698
                 Management, LLC (b)
      21,000     Giant Industries, Inc. (b)              510,300
      34,000     Gulf Island Fabrication, Inc.           758,200
      98,000     Harvest Natural                       1,626,800
                 Resources, Inc. (b)
      20,000     Lufkin Industries, Inc.                 744,400
      43,000     NATCO Group, Inc.,                      371,950
                 Class A (b)
      20,800     Petrofund Energy Trust                  262,080
      14,600     Petroleum Helicopters,                  329,960
                 Inc. (b)
           1     Plug Power, Inc. (b)                          6
      49,000     Resource America, Inc.,               1,155,910
                 Class A
      81,200     RPC, Inc.                             1,451,856
       6,400     Torch Energy Royalty                     41,536
                 Trust
     118,000     TransMontaigne, Inc. (b)                686,760
                                                    ------------
                                                      11,322,166
                                                    ------------
FINANCIALS - 17.05%
      15,000     ABC Bancorp                             302,550
     101,000     American Equity                         958,490
                 Investment Life Holding
                 Co. (b)
      17,000     American Safety                         232,900
                 Insurance Holdings,
                 Ltd. (b)
      14,500     Bancinsurance Corp. (b)                 109,040
      14,000     Banner Corp.                            411,600
      11,300     Brantley Capital Corp.                  125,543
      31,000     California First National               416,795
                 Bancorp
      21,000     Camco Financial Corp.                   312,480
      17,000     Capital Crossing Bank (b)               432,480
      11,000     Capitol Bancorp Ltd.                    322,740
      99,000     Ceres Group, Inc. (b)                   539,550
      25,000     Citizens South Banking                  314,025
                 Corp.
      15,452     Cotton States Life                      304,404
                 Insurance Co.
     123,000     Credit Acceptance                     2,329,619
                 Corp. (b)
       7,000     Donegal Group, Inc.                     134,540
      37,000     Donegal Group, Inc.,                    710,400
                 Class A
      33,000     DVI, Inc. (b)                                99
      70,000     Electro Rent Corp. (b)                  772,800
      20,000     EMC Insurance Group, Inc.               420,200
      32,725     First Albany Cos., Inc.                 299,107
      40,000     First Financial Corp.                 1,256,800
      45,000     First Indiana Corp.                     904,500
      54,000     First Merchants Corp.                 1,331,154

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                                           MARKET
    AMOUNT                                             VALUE
--------------                                      ------------
      14,000     First PacTrust Bancorp, Inc.       $    351,400
      38,000     First Place Financial Corp.             760,000
      19,000     First State Bancorp                     599,070
      25,000     FPIC Insurance Group, Inc. (b)          646,250
      13,000     Home Federal Bancorp                    332,800
      86,000     Hub International Ltd.                1,554,880
       8,300     Investors Title Co.                     249,415
      24,000     Jefferson Bancshares, Inc.              315,840
      11,000     LSB Corp.                               218,900
      19,000     Matrix Bancorp, Inc. (b)                241,300
      21,000     Maxcor Financial Group, Inc.            187,929
       9,000     Mego Financial Corp. (b)                    450
       5,000     Merchants Group, Inc.                   116,250
     174,000     MFA Mortgage                          1,602,540
                 Investments, Inc.
      37,000     MFC Bancorp Ltd. (b)                    678,580
      51,800     Midland Co.                           1,416,730
       3,400     MutualFirst Financial, Inc.              82,297
       5,300     National Security Group,                121,900
                 Inc. (The)
       6,000     National Western Life                   977,400
                 Insurance Co., Class A (b)
      36,400     Navigators Group, Inc.                1,064,336
                 (The) (b)
      14,000     Onyx Acceptance Corp.                   382,200
       2,814     Pacific Mercantile                       35,091
                 Bancorp (b)
      25,000     Partners Trust Financial                259,000
                 Group, Inc.
      41,750     Penn-America Group, Inc.                568,218
      10,000     PennFed Financial                       304,100
                 Services, Inc.
      16,000     Peoples Bancorp, Inc.                   421,120
      65,000     PMA Capital Corp., Class A (b)          490,750
      15,000     Provident Financial                     435,000
                 Holdings, Inc.
      38,500     PXRE Group Ltd.                         901,285
      50,000     Sanders Morris Harris                   603,000
                 Group, Inc.
       3,900     Simmons First National                   99,762
                 Corp., Class A
      36,100     Sizeler Property Investors, Inc.        335,730
      36,000     Sound Federal Bancorp, Inc.             526,320
       6,911     Southern Community                       76,919
                 Financial Corp.
      52,000     Stewart Information                   2,048,800
                 Services Corp.
      30,666     Stifel Financial Corp. (b)              601,054


   SHARES OR
   PRINCIPAL                                           MARKET
    AMOUNT                                             VALUE
--------------                                      ------------
      49,000     SWS Group, Inc.                    $    787,920
      54,000     TierOne Corp.                         1,245,240
       5,600     United Capital Corp. (b)                127,960
      97,000     United Community                      1,102,890
                 Financial Corp.
      30,000     United Fire & Casualty Co.            1,719,900
       4,600     Ziegler Cos., Inc.                       85,100
                                                    ------------
                                                      37,617,442
                                                    ------------
HEALTHCARE - 3.01%
      31,000     Air Methods Corp. (b)                   199,950
      17,000     Allou Health Care, Inc.,                     17
                 Class A (b)
      11,000     American Shared                          56,100
                 Hospital Services
      57,000     Capital Senior Living Corp. (b)         273,600
      35,000     Cholestech Corp. (b)                    236,600
      41,000     Compex Technologies, Inc. (b)           221,400
      40,000     D & K Healthcare                        394,000
                 Resources, Inc.
      42,000     DJ Orthopedics, Inc. (b)                741,300
      49,500     Healthcare Services                     889,020
                 Group, Inc.
      34,000     HealthTronics Surgical                  244,120
                 Services, Inc. (b)
      10,000     IntegraMed America, Inc. (b)             61,000
       7,100     Kewaunee Scientific Corp.                63,474
      29,000     Matria Healthcare, Inc. (b)             820,990
       2,250     MFC Development Corp. (b)                 3,600
      25,000     MIM Corp. (b)                           144,500
      60,000     Option Care, Inc.                       928,200
      20,000     Pediatric Services of                   163,400
                 America, Inc. (b)
      48,000     Prime Medical Services, Inc. (b)        346,560
      52,000     Res-Care, Inc. (b)                      616,200
      24,000     Synovis Life Technologies,              229,440
                 Inc. (b)                           ------------
                                                       6,633,471
                                                    ------------
INDUSTRIALS - 14.90%
      17,000     Allied Defense Group, Inc. (b)          315,180
      21,125     Astronics, Corp. (b)                    108,160
      93,000     Aviall, Inc. (b)                      1,897,200
      10,500     Badger Meter, Inc.                      479,325
      34,800     Cascade Corp.                           966,048
       2,800     Chicago Rivet & Machine Co.              73,304

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                                           MARKET
    AMOUNT                                             VALUE
--------------                                      ------------
      24,000     CompuDyne Corp. (b)                $    190,320
      40,000     CompX International, Inc. (b)           640,000
      42,000     Covenant Transport, Inc.,               811,440
                 Class A (b)
      29,000     Ducommun, Inc. (b)                      648,150
      50,400     EDO Corp.                             1,398,600
      16,600     Gehl Co. (b)                            327,850
      25,750     Hardinge, Inc.                          267,800
      70,000     HEICO Corp.                           1,237,600
      80,900     HEICO Corp., Class A                  1,090,532
      49,000     Imagistics International,             1,646,400
                 Inc. (b)
      17,000     International Shipholding               242,250
                 Corp. (b)
      31,900     Interpool, Inc.                         598,125
      19,000     Jinpan International Ltd.                96,900
      57,000     Knightsbridge Tankers Ltd.            1,767,000
      37,000     Ladish Co., Inc. (b)                    338,550
      51,750     LSI Industries, Inc.                    540,270
      58,000     MAIR Holdings, Inc. (b)                 475,600
      23,000     Maritrans, Inc.                         355,120
      39,250     Marten Transport Ltd. (b)               685,698
      24,816     Met-Pro Corp.                           326,330
      41,000     Modtech Holdings, Inc. (b)              309,140
      27,000     Nordic American Tanker                  925,830
                 Shipping Ltd.
      70,875     Old Dominion Freight                  2,041,909
                 Line, Inc. (b)
      33,100     P.A.M. Transportation                   634,196
                 Services, Inc. (b)
      30,000     Powell Industries, Inc. (b)             505,500
       4,600     Quipp, Inc. (b)                          63,020
      92,000     RailAmerica, Inc. (b)                 1,016,600
      42,000     Robbins & Myers, Inc.                   924,000
      51,000     Stelmar Shipping Ltd.                 1,928,310
      19,000     Sun Hydraulics Corp.                    242,820
      34,000     Supreme Industries, Inc.,               205,360
                 Class A
     103,496     Technical Olympic USA, Inc.           2,922,727
      20,200     Transport Corporation of                158,772
                 America, Inc. (b)
      47,000     TRC Cos., Inc. (b)                      882,190
      48,000     Tsakos Energy Navigation Ltd.         1,687,200
      30,000     U.S. Xpress Enterprises,                556,200
                 Inc., Class A (b)
      28,000     USA Truck, Inc. (b)                     341,600
                                                    ------------
                                                      32,869,126
                                                    ------------

   SHARES OR
   PRINCIPAL                                           MARKET
    AMOUNT                                             VALUE
--------------                                      ------------
INFORMATION TECHNOLOGY - 8.15%
      59,000     Anaren, Inc. (b)                   $    794,140
      65,000     Audiovox Corp., Class A (b)           1,094,600
      72,300     Bell Microproducts, Inc. (b)            561,048
      42,200     CalAmp Corp. (b)                        300,464
      19,000     Cobra Electronics Corp. (b)             136,990
      23,000     Communications Systems, Inc.            191,360
     143,000     CompuCom Systems, Inc. (b)              654,940
      79,000     Computer Network Tech Corp. (b)         321,451
          50     Diodes, Inc. (b)                          1,288
      27,000     ePlus inc. (b)                          282,447
     112,000     ESS Technology, Inc. (b)                767,200
      24,000     GTSI Corp. (b)                          210,960
      32,000     Inforte Corp. (b)                       220,800
      35,000     Integral Systems, Inc.                  682,850
      21,000     Magal Security Systems Ltd.             322,140
      65,000     MCSI, Inc. (b)                                7
     104,000     Methode Electronics, Inc.             1,330,160
      48,000     NU Horizons Electronics                 304,800
                 Corp. (b)
      67,000     NYFIX, Inc. (b)                         407,360
      40,000     Pegasystems, Inc. (b)                   279,200
      75,000     Pericom Semiconductor                   724,500
                 Corp. (b)
      62,000     PLATO Learning, Inc. (b)                548,080
      37,000     Pomeroy IT Solutions,                   468,420
                 Inc. (b)
      16,000     Retalix Ltd. (b)                        290,400
      41,000     Richardson Electronics Ltd.             394,010
      35,000     Rofin-Sinar Technologies,             1,028,300
                 Inc. (b)
      43,000     SBS Technologies, Inc. (b)              524,600
      76,000     Semitool, Inc. (b)                      576,840
      13,800     Sl Industries, Inc. (b)                 151,800
      41,000     Sypris Solutions, Inc.                  559,650
      40,000     TALX Corp.                              923,600
      14,000     TESSCO Technologies,                    156,520
                 Inc. (b)
      54,000     Tier Technologies, Inc.,                521,100
                 Class B (b)
     120,000     Ulticom, Inc. (b)                     1,772,400
      97,000     White Electronic Designs                475,300
                 Corp. (b)                          ------------

                                                      17,979,725
                                                    ------------

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                                           MARKET
    AMOUNT                                             VALUE
--------------                                      ------------
MATERIALS - 10.17%
      45,226     Aceto Corp.                        $    651,254
      85,000     AMCOL International Corp.             1,625,200
       7,300     American Biltrite, Inc.                  89,498
      21,200     American Pacific Corp.                  158,343
     107,000     Buckeye Technologies, Inc. (b)        1,193,050
      39,000     Building Materials                    1,073,280
                 Holding Corp.
      45,000     CIRCOR International, Inc.              877,500
       9,800     Eastern Co. (The)                       159,250
      11,315     Ecology and                             101,835
                 Environment, Inc., Class A
      47,000     Ennis Business Forms, Inc.            1,006,740
      56,000     Gibraltar Steel Corp.                 2,024,960
       5,150     Graham Corp.                             60,616
      29,000     Hawkins, Inc.                           346,550
      21,300     Mestek, Inc (b)                         371,685
      23,800     Michael Baker Corp. (b)                 373,660
      42,000     Mobile Mini, Inc. (b)                 1,041,600
      10,562     MOD-PAC CORP. (b)                       119,351
      11,000     Noland Co.                              472,450
     140,400     North American                        1,169,532
                 Palladium Ltd. (b)
      18,800     Northwest Pipe Co. (b)                  326,180
      28,000     Novamerican Steel,                      666,960
                 Inc. (b)
      35,000     Octel Corp.                             743,400
      35,000     Peak International                      182,000
                 Ltd. (b)
      49,800     Penn Engineering &                      927,276
                 Manufacturing Corp.
       6,400     Penn Engineering &                       98,880
                 Manufacturing Corp.,
                 Class A
      31,700     Roanoke Electric Steel                  453,944
                 Corp.
      60,000     RTI International Metals,             1,162,200
                 Inc. (b)
      26,000     Stepan Co.                              618,540
      12,300     Summa Industries,                       135,792
                 Inc. (b)
      11,700     United States Lime &                    111,735
                 Minerals, Inc. (b)
      16,000     Universal Stainless &                   220,000
                 Alloy Products, Inc. (b)
     100,000     URS Corp. (b)                         2,667,999
       3,350     VSE Corp.                               102,678
       3,200     Vulcan International Corp.              142,720

   SHARES OR
   PRINCIPAL                                           MARKET
    AMOUNT                                             VALUE
--------------                                      ------------
      36,000     Water Pik Technologies,            $    536,400
                 Inc. (b)
      37,000     Wolverine Tube, Inc. (b)                427,350
                                                    ------------
                                                      22,440,408
                                                    ------------
OTHER - 0.67%
     112,000     Integrated Electrical                   538,720
                 Services, Inc. (b)
      22,000     Keith Cos., Inc. (The) (b)              327,800
      36,900     Navigant International,                 602,577
                 Inc. (b)                           ------------
                                                       1,469,097
                                                    ------------
UTILITIES - 6.26%
      44,000     American States Water Co.             1,095,600
      49,554     California Water Service Group        1,455,401
      31,900     Cascade Natural Gas Corp.               677,237
      15,700     Chesapeake Utilities Corp.              394,070
      23,500     Connecticut Water                       621,340
                 Service, Inc.
       9,000     Delta Natural Gas Co., Inc.             242,820
      71,000     Empire District Electric              1,459,050
                 Co. (The)
      24,000     EnergySouth, Inc.                       654,000
      12,000     Florida Public Utilities Co.            205,800
      14,500     Green Mountain Power                    377,725
                 Corp.
       4,900     Maine & Maritimes Corp.                 142,100
      30,400     Middlesex Water Co.                     544,768
      43,000     NUI Corp.                               573,620
       6,500     RGC Resources, Inc.                     153,264
      82,000     SEMCO Energy, Inc.                      450,180
      26,400     SJW Corp.                               871,728
      37,200     South Jersey Industries,              1,776,300
                 Inc.
      41,401     Southwest Water Co.                     507,162
      41,000     SureWest                              1,175,470
                 Communications
      16,476     Unitil Corp.                            444,934
                                                    ------------
                                                      13,822,569
                                                    ------------

TOTAL COMMON STOCKS                                  215,253,584
(Cost $172,718,947)                                 ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.27%
   5,000,000     Federal Home Loan                     5,000,000
                 Bank, 1.51%, 10/01/04              ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS               5,000,000
(Cost $5,000,000)                                   ------------

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Microcap Value Fund (cont.)

--------------------------------------------------------------------------------


   SHARES OR
   PRINCIPAL                                           MARKET
    AMOUNT                                             VALUE
--------------                                      ------------
INVESTMENT COMPANIES - 0.75%
       9,600     iShares Russell 2000               $  1,648,224
                 Value Index                        ------------

TOTAL INVESTMENT COMPANIES                             1,648,224
(Cost $1,261,398)                                   ------------

WARRANTS - 0.00%
HEALTHCARE - 0.00%
       2,967     Del Global Technologies                   3,264
                 Corp. (b)                          ------------

TOTAL WARRANTS (COST $0)                                   3,264
                                                    ------------

TOTAL INVESTMENTS                                    221,905,072
(Cost $178,980,345) (a) - 100.57%

Liabilities in excess of other assets - (0.57)%       (1,251,046)
                                                    ------------

NET ASSETS -- 100.00%                               $220,654,026
                                                    ============

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Small Cap International Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

                                                       MARKET
    SHARES                                             VALUE
------------                                        ------------
COMMON STOCKS (94.61%)
AUSTRALIA - 2.28%
CONSUMER DISCRETIONARY - 2.28%
     129,800     Ion Ltd.                           $    113,765
                                                    ------------
BELGIUM - 2.69%
INFORMATION TECHNOLOGY - 2.69%
      12,100     Melexis NV                              134,653
                                                    ------------
CANADA - 6.13%
INDUSTRIALS - 3.22%
      15,400     GSI Lumonics, Inc. (b)                  161,084
                                                    ------------
INFORMATION TECHNOLOGY - 2.91%
      48,200     Zarlink Semiconductor, Inc. (b)         145,489
                                                    ------------

                                                         306,573
                                                    ------------
FRANCE - 10.18%
INDUSTRIALS - 2.61%
      19,800     Pinguely-Haulotte                       130,581
                                                    ------------
INFORMATION TECHNOLOGY - 6.09%
      17,300     Lectra SA                               137,514
       2,600     Neopost SA                              166,950
                                                    ------------
                                                         304,464
                                                    ------------
TELECOMMUNICATION SERVICES - 1.48%
      50,000     Genesys (b)                              73,899
                                                    ------------
                                                         508,944
                                                    ------------
GERMANY - 12.97%
CONSUMER DISCRETIONARY - 3.17%
       8,000     Zapf Creation AG                        158,479
                                                    ------------
INDUSTRIALS - 6.53%
       3,100     Pfeiffer Vacuum                         120,704
                 Technology AG
       7,500     Techem AG (b)                           206,327
                                                    ------------
                                                         327,031
                                                    ------------
INFORMATION TECHNOLOGY - 3.27%
       9,700     Elmos Semiconductor AG                  163,363
                                                    ------------
                                                         648,873
                                                    ------------
HONG KONG - 5.19%
HEALTHCARE - 1.87%
     122,400     Global BIO-CHEM                          93,393
                 Technology Group Co. Ltd.          ------------
INFORMATION TECHNOLOGY - 3.32%
      88,000     Vtech Holdings Ltd.                     165,887
                                                    ------------
                                                         259,280
                                                    ------------

                                                       MARKET
  SHARES                                               VALUE
------------                                        ------------
IRELAND - 2.61%
CONSUMER DISCRETIONARY - 2.61%
      51,500     Independent News &                 $    130,485
                 Media PLC                          ------------
ITALY - 4.05%
INDUSTRIALS - 4.05%
      38,900     Interpump Group SpA                     202,435
                                                    ------------
JAPAN - 9.01%
INDUSTRIALS - 4.03%
      13,300     Chiyoda Chemical                        100,762
                 Engineering (b)
       3,800     MISUMI Corp.                            100,676
                                                    ------------
                                                         201,438
                                                    ------------
INFORMATION TECHNOLOGY - 2.02%
          36     Faith, Inc.                             100,930
                                                    ------------
MATERIALS - 2.96%
       4,000     Tarmon Co. Ltd (b)                      148,074
                                                    ------------
                                                         450,442
                                                    ------------
LUXEMBOURG - 3.37%
CONSUMER DISCRETIONARY - 3.37%
       5,000     SBS Broadcasting SA (b)                 168,300
                                                    ------------
NETHERLANDS - 5.84%
CONSUMER DISCRETIONARY - 5.84%
       3,120     Hunter Douglas NV                       143,338
      11,900     Trader Classified Media                 148,389
                 NV, Class A (b)                    ------------

                                                         291,727
                                                    ------------
NEW ZEALAND - 3.41%
HEALTHCARE - 3.41%
      16,600     Fisher & Paykel                         170,531
                 Healthcare                         ------------
NORWAY - 3.10%
ENERGY - 3.10%
       6,100     Prosafe ASA                             154,958
                                                    ------------
SWEDEN - 10.68%
CONSUMER DISCRETIONARY - 2.68%
      14,414     Eniro AB                                124,733
         806     Eniro AB Redemption                       9,466
                 Shares (b)                         ------------

                                                         134,199
                                                    ------------
HEALTHCARE - 5.19%
       6,365     Elekta AB, Class B (b)                  154,749
       8,600     Getinge Industrier AB,                  104,544
                 Class B                            ------------
                                                         259,293
                                                    ------------

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Tamarack Small Cap International Fund (cont.)

--------------------------------------------------------------------------------

                                                       MARKET
   SHARES                                              VALUE
------------                                        ------------
INDUSTRIALS - 2.81%
       5,680     Munters AB                         $    140,436
                                                    ------------
                                                         533,928
                                                    ------------
SWITZERLAND - 2.28%
INFORMATION TECHNOLOGY - 2.28%
       5,030     SEZ Holding AG (b)                      113,998
                                                    ------------
UNITED KINGDOM - 10.82%
CONSUMER DISCRETIONARY - 2.13%
      25,000     HIT Entertainment PLC                   106,311
                                                    ------------
CONSUMER SERVICES - 3.46%
      25,670     T&F Informa Group                       172,798
                 PLC (b)                            ------------

CONSUMER STAPLES - 3.25%
      60,800     McBride PLC                             162,555
                                                    ------------
MATERIALS - 1.98%
      17,450     Victrex PLC                              99,151
                                                    ------------
                                                         540,815
                                                    ------------
TOTAL COMMON STOCKS                                    4,729,707
(Cost $3,780,721)                                   ------------

INVESTMENT COMPANIES (6.21%)
     220,930     Wells Fargo Government                  220,929
                 Institutional Money Market
                 Fund, Investor Class
      89,274     Wells Fargo Prime                        89,274
                 Investment Money Market
                 Fund, Investor Class
                                                         310,203
                                                    ------------
TOTAL INVESTMENT COMPANIES                               310,203
(Cost $310,203)                                     ------------

                                                       MARKET
   SHARES                                              VALUE
------------                                        ------------
WARRANT - 0.01%
HONG KONG - 0.01%
HEALTHCARE - 0.01%
       5,600     Global BIO-CHEM                    $        373
                 Technologies Co. Ltd. (b)          ------------

TOTAL WARRANT                                                373
(Cost $0)                                           ------------

TOTAL INVESTMENTS                                      5,040,283
(Cost $4,090,924) (a) -- 100.83%

Liabilities in excess of other assets --                 (41,455)
(0.83)%                                             ------------

NET ASSETS -- 100.00%                               $  4,998,828
                                                    ============

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Tamarack Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the portfolios of Tamarack Funds Trust, which include Large Cap Equity Fund, Mid Cap Equity Fund, Small Cap Equity Fund, Enterprise Fund, Enterprise Small Cap Fund, Value Fund, Microcap Value Fund and Small Cap International Fund (collectively, the "Funds") as of September 30, 2004. We have audited the related statements of operations, statements of changes in net assets and the financial highlights for the period from May 1, 2004 through September 30, 2004 and for the year ended April 30, 2004 for Large Cap Equity Fund, Mid Cap Equity Fund and Small Cap Equity Fund. We have audited the related statements of operations, statements of changes in net assets and the financial highlights for the period from July 1, 2004 through September 30, 2004 and for the year ended June 30, 2004 for Enterprise Fund, Enterprise Small Cap Fund, Value Fund, Microcap Value Fund and Small Cap International Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights of Large Cap Equity Fund, Mid Cap Equity Fund and Small Cap Equity Fund for periods prior to April 30, 2004, were audited by other auditors whose report, dated June 17, 2003, expressed an unqualified opinion. The statements of changes in net assets and the financial highlights of Enterprise Fund, Enterprise Small Cap Fund, Value Fund, Microcap Value Fund and Small Cap International Fund for periods prior to June 30, 2004, were audited by other auditors whose reports, dated August 22, 2003, expressed unqualified opinions.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the Funds' custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2004, the results of operations, the changes in net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
November 19, 2004

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)
--------------------------------------------------------------------------------

T. GERON BELL (63)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins and Victory Sports) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

LUCY HANCOCK BODE (53)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

LESLIE H. GARNER JR. (54)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

RONALD JAMES (53)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN:  17

--------------------------------------------------------------------------------

JOHN A. MACDONALD (55)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

H. DAVID RYBOLT (62)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

JAMES R. SEWARD (51)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); Financial Consultant, Seward & Company, LLC (1998-2000); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

JAY H. WEIN (72)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (1989-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

Interested Trustees(1)

--------------------------------------------------------------------------------

MICHAEL T. LEE (41)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and Senior Vice President, Voyageur Asset Management Inc. (2003-present); Senior Portfolio Manager, Voyageur Asset Management Inc. (2000-present); Vice President, Senior Research Analyst and Equity Portfolio Manager, Voyageur Asset Management Inc. (1999-2003).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

Executive Officers(1)

--------------------------------------------------------------------------------

JENNIFER D. LAMMERS (43)

POSITION HELD WITH FUND: President and Chief Executive Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, Voyageur Asset Management (2000-present); Mutual Fund Services Director, Voyageur Asset Management (2003-present); Chief Financial Officer, Great Hall Investment Funds, Inc. (2001-2003); Compliance Officer, Great Hall Investment Funds, Inc. (2000-2001); Director of Finance, Voyageur Asset Management (2000-2003); Vice President and Manager, Financial Reporting, RBC Dain Rauscher (1998-2000); President and Chief Executive Officer (2003-2004)(2).

CHRISTOPHER J. TOMAS (34)

POSITION HELD WITH FUND: Treasurer, Chief Financial Officer, and Principal Accounting Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Finance Manager, RBC Dain Rauscher (2001-present); Compliance Officer, Great Hall Investment Funds, Inc. (2001-2003); Senior Financial Analyst, RBC Dain Rauscher (1999-2001); Financial Analyst, RBC Dain Rauscher (1997-1999); Treasurer, Chief Financial Officer and Principal Accounting Officer (2003-2004)(2).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.

================================================================================
MANAGEMENT
================================================================================

Executive Officers(1)

--------------------------------------------------------------------------------

MARTIN A. CRAMER (54)

POSITION HELD WITH FUND: Vice President, Assistant Secretary, Chief Compliance Officer, and AML Compliance Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B (mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer (2003-2004)(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds(3) (2001-2003).

--------------------------------------------------------------------------------

LAURA M. MORET (50)

POSITION HELD WITH FUND: Secretary and Chief Legal Officer; Since January, 2004 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Senior
Associate Counsel, RBC Dain Rauscher (2002-present); Vice President and Group Counsel, American Express Financial Advisors (1995-2002); Secretary (2003-2004)(2).
--------------------------------------------------------------------------------

GORDON TELFER (38)

POSITION HELD WITH FUND: Portfolio Strategist; Since March, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Portfolio Manager, Voyageur Asset Management (2003-present); Senior Portfolio Manager, Alliance Capital Management (2000-2003); Senior Vice President, Global Strategist, Scudder Kemper Investments (1997-2000).

--------------------------------------------------------------------------------

NANCY M. SCINTO (45)

POSITION HELD WITH FUND: Chief Investment Officer, Equity Products; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director and Director of Research, Voyageur Asset Management.

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.
(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

================================================================================
SHARE CLASS INFORMATION
================================================================================

--------------------------------------------------------------------------------

The Tamarack Equity Funds offer five share classes, four of which are currently authorized for sale to new investors. These four share classes are the A, C, R and I classes.

--------------------------------------------------------------------------------

A CLASS

A Class shares are available for purchase primarily through investment advisors, broker- dealers, banks and other financial services intermediaries. A Class shares of the Tamarack Equity Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. A Class shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 50 bps, but the Funds' distributor is currently voluntarily waiving 25 bps.) A Class shares have a higher up front sales charge
(load) than C Class shares, but a lower annual expense ratio.

--------------------------------------------------------------------------------

C CLASS

C Class shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) C Class shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. C Class shares have a lower up-front sales charge (load) than A Class shares, but due to the higher service and distribution fee, have higher annual expenses than A Class shares.

--------------------------------------------------------------------------------

R CLASS

R Class shares are available for purchase through employer-sponsored or 401(k) retirement plans for which omnibus or program-level accounts are held on the books of the Funds. R Class shares have no upfront sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. R Class shares currently have annual expenses between A Class and C Class share expenses.

--------------------------------------------------------------------------------

S CLASS

S Class shares are currently closed to new investors. This share class does not have an upfront sales charge (load) or a 12b-1 service and distribution fee.

--------------------------------------------------------------------------------

I CLASS

I Class shares are available in the Tamarack Enterprise, Enterprise Small Cap, Large Cap, Mid Cap and Small Cap Funds. This share class does not have an upfront sales charge (load) or a 12b-1 service and distribution fee.

--------------------------------------------------------------------------------

For an investor purchasing Tamarack Funds shares through a financial services intermediary, the question as to which share class, A or C, is the best choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

As a shareholder of the Tamarack Funds, you incur two types of costs: (1) transaction costs, including any applicable sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; any applicable distribution 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 through September 30, 2004.
--------------------------------------------------------------------------------

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. If these transactional costs were included, your costs would have been higher.

                                                                                            EXPENSE RATIO
                                    BEGINNING           ENDING           EXPENSE PAID       DURING PERIOD
                                  ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        4/1/04 --
                                      4/1/04           9/30/04        4/1/04 -- 9/30/04      9/30/04 (E)
                                 ---------------   ---------------   -------------------   --------------
Large Cap
 Equity Fund     Class A           $ 1,000.00        $  977.30            $ 5.64               1.14%
                 Class I             1,000.00           977.50              4.45               0.90%
                 Class C (a)         1,000.00           973.90              9.13               1.85%
                 Class R (a)         1,000.00           976.10              6.82               1.38%
                 Class S (b)         1,000.00           977.50              4.40               0.89%

Mid Cap
 Equity Fund     Class A             1,000.00           928.60              5.98               1.24%
                 Class I             1,000.00           929.20              4.73               0.98%
                 Class C (a)         1,000.00           925.00              9.72               2.02%
                 Class R (a)         1,000.00           926.80              7.32               1.52%
                 Class S (b)         1,000.00           929.20              4.97               1.03%

Small Cap
 Equity Fund     Class A             1,000.00         1,024.50              8.65               1.71%
                 Class I             1,000.00         1,025.60              7.39               1.46%
                 Class C (a)         1,000.00         1,021.20             12.38               2.45%
                 Class R (a)         1,000.00         1,022.90              9.86               1.95%
                 Class S (b)         1,000.00         1,025.60              7.34               1.45%

Enterprise
 Fund            Class A (c)         1,000.00           985.00              6.60               1.33%
                 Class I (d)         1,000.00           986.80             10.33               2.08%
                 Class C (c)         1,000.00           981.70              6.19               1.25%
                 Class R (c)         1,000.00           983.60              7.74               1.56%

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

                                                                                             EXPENSE RATIO
                                     BEGINNING           ENDING           EXPENSE PAID       DURING PERIOD
                                   ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        4/1/04 --
                                       4/1/04           9/30/04       4/1/04 -- 9/30/04       9/30/04 (E)
                                  ---------------   ---------------   -------------------   --------------
                  Class S            1,000.00            986.80              5.36               1.08%
Enterprise
 Small Cap
 Fund             Class A (c)        1,000.00          1,012.60              7.80               1.55%
                  Class C (c)        1,000.00          1,008.50             11.55               2.30%
                  Class R (c)        1,000.00          1,010.90              8.95               1.78%
                  Class S            1,000.00          1,013.70              6.54               1.30%

Value Fund        Class A (c)        1,000.00          1,030.30              6.14               1.21%
                  Class C (c)        1,000.00          1,026.30              9.93               1.96%
                  Class R (c)        1,000.00          1,028.80              7.30               1.44%
                  Class S            1,000.00          1,031.40              4.88               0.96%

Microcap
 Value Fund       Class A (c)        1,000.00            989.90              6.37               1.28%
                  Class C (c)        1,000.00            986.30             10.08               2.03%
                  Class R (c)        1,000.00            988.70              7.61               1.53%
                  Class S            1,000.00            991.60              5.13               1.03%

Small Cap
 International
 Fund             Class A (c)        1,000.00            948.60              9.01               1.85%
                  Class C (c)        1,000.00            945.30             12.45               2.56%
                  Class R (c)        1,000.00            947.50             10.08               2.07%
                  Class S            1,000.00            949.70              7.80               1.60%

(a) The inception date for Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class C shares).
(b) The inception date for Class S of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class I.
(c) The inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares).
(d) The inception date for Class I shares of the Fund is September 30, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class I shares, as applicable.
(e)  Annualized.






*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the 6-month period ending September 30, 2004 divided by the number of days in the 12-month period ending September 30, 2004.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            EXPENSE RATIO
                                    BEGINNING           ENDING           EXPENSE PAID       DURING PERIOD
                                  ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        4/1/04 --
                                      4/1/04           9/30/04        4/1/04 -- 9/30/04      9/30/04 (E)
                                 ---------------   ---------------   -------------------   --------------
Large Cap
 Equity Fund     Class A          $ 1,000.00        $ 1,019.30            $ 5.76               1.14%
                 Class I            1,000.00          1,020.50              4.55               0.90%
                 Class C (a)        1,000.00          1,015.75              9.32               1.85%
                 Class R (a)        1,000.00          1,018.10              6.96               1.38%
                 Class S (b)        1,000.00          1,020.55              4.50               0.89%
Mid Cap
 Equity Fund     Class A            1,000.00          1,018.80              6.26               1.24%
                 Class I            1,000.00          1,020.10              4.95               0.98%
                 Class C (a)        1,000.00          1,014.90             10.18               2.02%
                 Class R (a)        1,000.00          1,017.40              7.67               1.52%
                 Class S (b)        1,000.00          1,019.85              5.20               1.03%
Small Cap
 Equity Fund     Class A            1,000.00          1,016.45              8.62               1.71%
                 Class I            1,000.00          1,017.70              7.36               1.46%
                 Class C (a)        1,000.00          1,012.75             12.33               2.45%
                 Class R (a)        1,000.00          1,015.25              9.82               1.95%
                 Class S (b)        1,000.00          1,017.75              7.31               1.45%
Enterprise
 Fund            Class A (c)        1,000.00          1,018.35              6.71               1.33%
                 Class I (d)        1,000.00          1,014.60             10.48               2.08%
                 Class C (c)        1,000.00          1,018.75              6.31               1.25%
                 Class R (c)        1,000.00          1,017.20              7.87               1.56%
                 Class S            1,000.00          1,018.75              6.31               1.25%
Enterprise
 Small Cap
 Fund            Class A (c)        1,000.00          1,017.25              7.82               1.55%
                 Class C (c)        1,000.00          1,013.50             11.58               2.30%
                 Class R (c)        1,000.00          1,016.10              8.97               1.78%
                 Class S            1,000.00          1,018.50              6.56               1.30%

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

                                                                                             EXPENSE RATIO
                                     BEGINNING           ENDING           EXPENSE PAID       DURING PERIOD
                                   ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        4/1/04 --
                                       4/1/04           9/30/04       4/1/04 -- 9/30/04       9/30/04 (E)
                                  ---------------   ---------------   -------------------   --------------
Value Fund        Class A (c)         1,000.00          1,018.95             6.11                1.21%
                  Class C (c)         1,000.00          1,015.20             9.87                1.96%
                  Class R (c)         1,000.00          1,017.80             7.26                1.44%
                  Class S             1,000.00          1,020.20             4.85                0.96%
Microcap
 Value Fund       Class A (c)         1,000.00          1,018.60             6.46                1.28%
                  Class C (c)         1,000.00          1,014.85            10.23                2.03%
                  Class R (c)         1,000.00          1,017.35             7.72                1.53%
                  Class S             1,000.00          1,019.85             5.20                1.03%
Small Cap
 International
 Fund             Class A (c)         1,000.00          1,015.75             9.32                1.85%
                  Class C (c)         1,000.00          1,012.20            12.88                2.56%
                  Class R (c)         1,000.00          1,014.65            10.43                2.07%
                  Class S             1,000.00          1,017.00             8.07                1.60%

(a) The inception date for Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class C shares).
(b) The inception date for Class S of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class I.
(c) The inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares).
(d) The inception date for Class I shares of the Fund is September 30, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class I shares, as applicable.
(e)  Annualized.















*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the 6-month period ending September 30, 2004 divided by the number of days in the 12-month period ending September 30, 2004.

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                                     [PHOTO]








Tamarack Funds                                                    PRSRT STD
P.O. Box 219757                                                 U.S. POSTAGE
Kansas City, MO 64121-9757                                          PAID
                                                              PERMIT NO. 2891
                                                              KANSAS CITY MO.
800-422-2766
www.TamarackFunds.com










TF AR 9/04 TAMARACK DISTRIBUTORS INC.
532145 (9/04)

TAMARACK FUNDS
Annual Report                                                September 30, 2004







                                    [PHOTO]












PRIME MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

TAX-FREE MONEY MARKET FUND

INSTITUTIONAL PRIME MONEY MARKET FUND

INSTITUTIONAL TAX-FREE MONEY MARKET FUND


                                                           [TAMARACK FUNDS LOGO]

================================================================================

================================================================================

Tamarack Funds

--------------------------------------------------------------------------------

ABOUT YOUR ANNUAL REPORT

This annual report includes detailed information regarding your Fund's performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?

We hope the financial information presented will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and additional performance information are available on our website at www.tamarackfunds.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund's website at www.tamarackfunds.com; and (iii) on the Commission's website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
(i) on the Fund's website at www.tamarackfunds.com; and (ii) on the Securities and Exchange Commission's ("Commission") website at http://www.sec.gov.

A schedule of each Fund's portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Shareholder Letter ........................................................   1
Money Market Funds CIO Letter .............................................   2
Financial Statements
- Statements of Assets and Liabilities ....................................   4
- Statements of Operations ................................................   6
- Statements of Changes in Net Assets .....................................  11
Financial Highlights ......................................................  16
Notes to Financial Statements .............................................  21
Schedules of Portfolio Investments ........................................  27
Report of Independent Registered Public Accounting Firm ...................  57
Management ................................................................  58
Supplemental Information ..................................................  61

================================================================================
SHAREHOLDER LETTER
================================================================================

To Our Shareholders:

--------------------------------------------------------------------------------

Enclosed is the first annual report as of the new Tamarack Funds year-end of September 30th. This report includes information on all of the Tamarack money market funds as of that date. The Tamarack money market funds include both taxable and tax-free portfolios and focus on a variety of security types.

The past twelve months have given all of us ample evidence of the volatility of U.S. equity markets. For many investors, money market funds have provided more stable asset values during this period and with recent increases in the Federal Funds rate by the Federal Reserve Board, returns have also started to rise. At the Tamarack Funds we believe it is also important for prudent investors to be diversified as this not only allows investors to participate in positive returns for those market sectors in favor, but also provides protection against the downturns experienced by styles not currently being rewarded by the market. We believe diversified investing should include equity, fixed income, and money market securities. For a full overview of Tamarack equity and fixed income funds, please visit our website at www.tamarackfunds.com.

This annual report includes detailed information as to the performance of your Fund(s), as well as a message from the Tamarack Chief Investment Officer of Fixed Income. This information is prepared to provide you with information as to your Fund(s)' performance as well as a review of your Fund(s)' expenses. We encourage you to review this information and hope you will find it helpful. Our next shareholder report to you will be in six months, as of March 31, 2005. We know that your investment in the Tamarack Funds is important to you. We value the trust you have placed in us and will continue our efforts to provide you with solid risk-balanced returns.

Sincerely,

/s/ Jennifer Lammers

Jennifer Lammers
President
Tamarack Funds

================================================================================
TAMARACK MONEY MARKET FUNDS
================================================================================

Letter from the CIO of Fixed Income

--------------------------------------------------------------------------------

MARKET COMMENTARY

Short-term interest rates were very low during most of the twelve-month period ending September 30, 2004. The Federal Reserve kept the Fed Funds rate, which is the rate at which banks lend each other money overnight, at 1.00% until the end of June 2004. This 1.00% rate was the lowest in 40 years, and was designed to prevent the possibility of deflation. After the economy showed sustained growth in the spring, the Federal Reserve became convinced that the risk of deflation had passed. The Fed therefore began to raise short-term interest rates in order to lessen the very strong monetary stimulus to the economy represented by historically low interest rates. The Fed raised the rate 3 times in 0.25% increments to reach 1.75% by the end of the Funds' fiscal year.

Money market funds invest in high quality, short-term debt obligations that have an average maturity of less than 90 days. The yields on these obligations generally closely follow the Fed Funds rate and the anticipation of near-term changes in the rate. Therefore, the yield on the Tamarack Money Market Funds began to rise in the later part of the fiscal year as the market expected action by the Federal Reserve. The Funds' yields continued to gradually rise as the Fed Funds rate actually was increased.

--------------------------------------------------------------------------------

OUTLOOK

The Fed has indicated that it wants to continue reducing its stimulative monetary policy in order to be closer to a "neutral" position. Unfortunately, no one knows just what the "neutral" level is, nor how rapidly the Fed wants to get there. The amount and timing of the increases will be dependent on the performance of the economy. If the economy shows more rapid growth or if inflation starts to accelerate, the Fed will raise rates higher and faster than if the economy is sluggish. But we believe that barring a major economic slow-down, the trend of short-term interest rates should be somewhat higher, resulting in higher yields for money market investors for the foreseeable future.

/s/ Raye C. Kanzenbach

Raye C. Kanzenbach
Chief Investment Officer, Fixed Income Funds
Tamarack Funds

                                    [PHOTO]

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This Page Intentionally Left Blank

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================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

                                               TAMARACK            TAMARACK           TAMARACK
                                                PRIME          U.S. GOVERNMENT        TAX-FREE
                                                MONEY               MONEY              MONEY
                                             MARKET FUND         MARKET FUND        MARKET FUND
                                          -----------------   -----------------   ---------------

ASSETS:
Investments, at market value (cost
  $7,843,753,390; $951,542,687 and
  $967,853,411, respectively)              $7,843,753,390      $951,542,687        $967,853,411
Interest receivable                            13,032,291           696,273           1,685,758
Cash                                                3,371                 -                   -
Receivable for capital shares issued           38,265,940                 -                   -
                                           --------------      ------------        ------------
 Total Assets                               7,895,054,992       952,238,960         969,539,169
                                           --------------      ------------        ------------

LIABILITIES:
Distributions payable                           6,054,255           690,535             608,521
Payable for capital shares redeemed                 1,042         3,988,742           3,440,456
Payable for investments purchased                       -                 -                   -
Accrued expenses and other payables:
  Investment advisory fees                      2,786,543           292,202             416,353
  Administrative services fees                     57,529           102,038              36,423
  Other                                         1,552,238           156,671             282,163
                                           --------------      ------------        ------------
   Total Liabilities                           10,451,607         5,230,188           4,783,916
                                           --------------      ------------        ------------
   Net Assets                              $7,884,603,385      $947,008,772        $964,755,253
                                           ==============      ============        ============

NET ASSETS CONSIST OF:
Capital                                    $7,884,487,272      $946,975,118        $964,717,186
Undistributed net investment income               124,857            33,751              39,724
Accumulated net realized losses from
  investment transactions                          (8,744)              (97)             (1,657)
                                           --------------      ------------        ------------
 Net Assets                                $7,884,603,385      $947,008,772        $964,755,253
                                           ==============      ============        ============

SHARES OUTSTANDING:                         7,884,608,647       947,009,262         964,765,528

NET ASSET VALUES:                          $         1.00      $       1.00        $       1.00
                                           ==============      ============        ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

                                                                      TAMARACK           TAMARACK
                                                                    INST'L PRIME      INST'L TAX-FREE
                                                                        MONEY              MONEY
                                                                     MARKET FUND        MARKET FUND
                                                                  ----------------   ----------------
ASSETS:
Investments, at market value (cost $647,857,996 and
 $390,957,385, respectively)                                       $647,857,996       $390,957,385
Interest receivable                                                     526,963            719,569
Cash                                                                          -                  -
Receivable for capital shares issued                                          -          2,123,229
                                                                   ------------       ------------
 Total Assets                                                       648,384,959        393,800,183
                                                                   ------------       ------------

LIABILITIES:
Distributions payable                                                   733,824            356,509
Payable for capital shares redeemed                                   4,347,899                  -
Payable for investments purchased                                             -          6,505,207
Accrued expenses and other payables:
  Investment advisory fees                                              136,254             82,159
  Administrative services fees                                                -                  -
  Other                                                                  95,896            103,132
                                                                   ------------       ------------
   Total Liabilities                                                  5,313,873          7,047,007
                                                                   ------------       ------------
   Net Assets                                                      $643,071,086       $386,753,176
                                                                   ============       ============

NET ASSETS CONSIST OF:
Capital                                                            $643,071,899       $386,837,406
Undistributed net investment income (loss)                               26,679            (83,694)
Accumulated net realized losses from investment transactions            (27,492)              (536)
                                                                   ------------       ------------
 Net Assets                                                        $643,071,086       $386,753,176
                                                                   ============       ============

SHARES OUTSTANDING:                                                 643,080,317        386,837,406

NET ASSET VALUES:                                                  $       1.00       $       1.00
                                                                   ============       ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations

--------------------------------------------------------------------------------

TAMARACK PRIME
MONEY MARKET FUND

                                                                      FOR THE                FOR THE
                                                                   PERIOD ENDED            YEAR ENDED
                                                              SEPTEMBER 30, 2004 (a)      JULY 31, 2004
                                                             ------------------------   ----------------
INVESTMENT INCOME:
  Interest income                                                   $ 20,620,152           $ 92,213,421
                                                                    ------------           ------------
   Total Investment Income                                            20,620,152             92,213,421
                                                                    ------------           ------------

EXPENSES:
  Investment advisory fees                                             5,667,620             34,474,492
  Distribution fees - Reserve Class                                            -                 66,208
  Administrative services fees                                         3,339,130             20,326,410
  Custodian fees                                                          27,060                 63,659
  Registration and filing fees                                           188,069                209,669
  Transfer agent fees                                                  2,404,236             14,186,612
  Trustees' fees                                                           2,706                 20,023
  Other fees                                                             844,974              3,517,348
                                                                    ------------           ------------
  Total expenses before voluntary fee reductions                      12,473,795             72,864,421
Expenses voluntarily reduced by:
  Advisor                                                             (2,996,629)           (15,011,741)
                                                                    ------------           ------------
  Net Expenses                                                         9,477,166             57,852,680
                                                                    ------------           ------------

NET INVESTMENT INCOME                                                 11,142,986             34,360,741
                                                                    ------------           ------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions                  (8,744)                     -
                                                                    ------------           ------------
Change in net assets resulting from operations                      $ 11,134,242           $ 34,360,741
                                                                    ============           ============

(a)  For the period from August 1, 2004 to September 30, 2004

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations (cont.)

--------------------------------------------------------------------------------

TAMARACK U.S. GOVERNMENT
MONEY MARKET FUND

                                                                      FOR THE               FOR THE
                                                                   PERIOD ENDED           YEAR ENDED
                                                              SEPTEMBER 30, 2004 (a)     JULY 31, 2004
                                                             ------------------------   --------------
INVESTMENT INCOME:
  Interest income                                                   $  2,391,076         $ 10,961,877
                                                                    ------------         ------------
   Total Investment Income                                             2,391,076           10,961,877
                                                                    ------------         ------------

EXPENSES:
  Investment advisory fees                                               591,974            3,765,070
  Distribution fees - Reserve Class                                            -                    -
  Administrative services fees                                           393,077            2,510,566
  Custodian fees                                                           4,253               12,727
  Registration and filing fees                                            39,168               62,260
  Transfer agent fees                                                    126,166              783,764
  Trustees' fees                                                           2,993               20,000
  Other fees                                                              77,896              166,391
                                                                    ------------         ------------
  Total expenses before voluntary fee reductions                       1,235,527            7,320,778
Expenses voluntarily reduced by:
  Advisor                                                               (120,198)            (187,208)
                                                                    ------------         ------------
  Net Expenses                                                         1,115,329            7,133,570
                                                                    ------------         ------------

NET INVESTMENT INCOME                                                  1,275,747            3,828,307
                                                                    ------------         ------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions                     (97)                   -
                                                                    ------------         ------------
Change in net assets resulting from operations                      $  1,275,650         $  3,828,307
                                                                    ============         ============

(a)  For the period from August 1, 2004 to September 30, 2004

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations (cont.)

--------------------------------------------------------------------------------

TAMARACK TAX-FREE
MONEY MARKET FUND

                                                                      FOR THE               FOR THE
                                                                   PERIOD ENDED           YEAR ENDED
                                                              SEPTEMBER 30, 2004 (a)     JULY 31, 2004
                                                             ------------------------   --------------
INVESTMENT INCOME:
  Interest income                                                   $  2,156,369          $ 10,280,211
                                                                    ------------          ------------
   Total Investment Income                                             2,156,369            10,280,211
                                                                    ------------          ------------

EXPENSES:
  Investment advisory fees                                               853,306             5,136,192
  Distribution fees - Reserve Class                                            -                     -
  Administrative services fees                                           426,653             2,568,098
  Custodian fees                                                           4,344                11,945
  Registration and filing fees                                               986               273,674
  Transfer agent fees                                                     83,386               498,429
  Trustees' fees                                                           3,301                20,000
  Other fees                                                              52,702               346,391
                                                                    ------------          ------------
  Total expenses before voluntary fee reductions                       1,424,678             8,854,729
Expenses voluntarily reduced by:
  Advisor                                                               (362,828)           (2,484,116)
                                                                    ------------          ------------
  Net Expenses                                                         1,061,850             6,370,613
                                                                    ------------          ------------

NET INVESTMENT INCOME                                                  1,094,519             3,909,598
                                                                    ------------          ------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions                       -                     -
                                                                    ------------          ------------
Change in net assets resulting from operations                      $  1,094,519          $  3,909,598
                                                                    ============          ============

(a)  For the period from August 1, 2004 to September 30, 2004

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations (cont.)

--------------------------------------------------------------------------------

TAMARACK INSTITUTIONAL
PRIME MONEY MARKET FUND

                                                                 FOR THE               FOR THE
                                                              PERIOD ENDED           YEAR ENDED
                                                         SEPTEMBER 30, 2004 (a)     JULY 31, 2004
                                                        ------------------------   --------------
INVESTMENT INCOME:
  Interest income                                               $ 1,723,437          $ 6,080,981
                                                                -----------          -----------
   Total Investment Income                                        1,723,437            6,080,981
                                                                -----------          -----------

EXPENSES:
  Investment advisory fees                                          277,777            1,331,720
  Distribution fees - Reserve Class                                       -                    -
  Administrative services fees                                            -                    -
  Custodian fees                                                      4,649                3,852
  Registration and filing fees                                       13,993               77,460
  Transfer agent fees                                                 5,314               28,711
  Trustees' fees                                                      3,432               20,000
  Other fees                                                         16,212              106,470
                                                                -----------          -----------
  Total expenses before voluntary fee reductions                    321,377            1,568,213
Expenses voluntarily reduced by:
  Advisor                                                                 -                    -
                                                                -----------          -----------
  Net Expenses                                                      321,377            1,568,213
                                                                -----------          -----------

NET INVESTMENT INCOME                                             1,402,060            4,512,768
                                                                -----------          -----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions                     (4,159)              (1,789)
                                                                -----------          -----------
Change in net assets resulting from operations                  $ 1,397,901          $ 4,510,979
                                                                ===========          ===========

(a)  For the period from August 1, 2004 to September 30, 2004

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Operations (cont.)

--------------------------------------------------------------------------------

TAMARACK
INSTITUTIONAL TAX-FREE
MONEY MARKET FUND

                                                                 FOR THE               FOR THE
                                                              PERIOD ENDED           YEAR ENDED
                                                         SEPTEMBER 30, 2004 (a)     JULY 31, 2004
                                                        ------------------------   --------------
INVESTMENT INCOME:
  Interest income                                               $  843,294             $3,205,446
                                                                ----------             ----------
   Total Investment Income                                         843,294              3,205,446
                                                                ----------             ----------

EXPENSES:
  Investment advisory fees                                         164,273                773,607
  Distribution fees - Reserve Class                                      -                      -
  Administrative services fees                                           -                      -
  Custodian fees                                                     3,353                  5,219
  Registration and filing fees                                       9,646                 92,695
  Transfer agent fees                                                2,199                 10,073
  Trustees' fees                                                     4,320                 20,000
  Other fees                                                        13,410                 78,506
                                                                ----------             ----------
  Total expenses before voluntary fee reductions                   197,201                980,100
Expenses voluntarily reduced by:
  Advisor                                                                -                      -
                                                                ----------             ----------
  Net Expenses                                                     197,201                980,100
                                                                ----------             ----------

NET INVESTMENT INCOME                                              646,093              2,225,346
                                                                ----------             ----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions                   (83,694)                     -
                                                                ----------             ----------
Change in net assets resulting from operations                  $  562,399             $2,225,346
                                                                ==========             ==========

(a)  For the period from August 1, 2004 to September 30, 2004

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK PRIME
MONEY MARKET FUND

                                                        FOR THE                 FOR THE               FOR THE
                                                     PERIOD ENDED              YEAR ENDED            YEAR ENDED
                                                SEPTEMBER 30, 2004 (a)       JULY 31, 2004         JULY 31, 2003
                                               ------------------------   -------------------   -------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                            $    11,142,986         $    34,360,741         $    67,001,976
  Net realized losses from investment
   transactions                                             (8,744)                      -                       -
                                                   ---------------         ---------------         ---------------
Change in net assets from operations                    11,134,242              34,360,741              67,001,976
                                                   ---------------         ---------------         ---------------

DISTRIBUTIONS TO INVESTOR CLASS
  SHAREHOLDERS:
  From net investment income                           (11,176,561)            (34,288,469)            (66,650,947)

DISTRIBUTIONS TO RESERVE CLASS
  SHAREHOLDERS:
  From net investment income                                     -                 (27,448)               (351,029)
                                                   ---------------         ---------------         ---------------
Change in net assets from shareholder
  distributions                                        (11,176,561)            (34,315,917)            (67,001,976)
                                                   ---------------         ---------------         ---------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued - Investor
   Class                                               681,995,480           3,988,817,725           3,847,736,761
  Proceeds from shares issued - Reserve
   Class                                                         -              25,505,098             122,836,800
  Proceeds from shares issued in
   connection with merger                                        -              26,911,776                       -
  Dividends reinvested - Investor Class                  9,281,244              30,176,000              66,650,947
  Dividends reinvested - Reserve Class                           -                  17,776                 351,029
  Cost of shares redeemed - Investor
   Class                                              (666,391,338)         (4,297,497,682)         (4,327,979,149)
  Cost of shares redeemed - Reserve
   Class                                                         -            (133,424,994)            (62,194,582)
                                                   ---------------         ---------------         ---------------
Change in net assets from capital
  transactions                                          24,885,386            (359,494,301)           (352,598,194)
                                                   ---------------         ---------------         ---------------
Net increase (decrease) in net assets                   24,843,067            (359,449,477)           (352,598,194)

NET ASSETS:
  Beginning of year                                  7,859,760,318           8,219,209,795           8,571,807,989
                                                   ---------------         ---------------         ---------------
  End of year                                      $ 7,884,603,385         $ 7,859,760,318         $ 8,219,209,795
                                                   ===============         ===============         ===============
Undistributed (distributions in excess of)
  net investment income                            $       124,857         $       158,432          $            -
                                                   ===============         ===============         ===============

SHARE TRANSACTIONS:
  Issued - Investor Class                              681,995,469           3,988,825,499           3,847,736,761
  Issued - Reserve Class                                         -              25,505,098             122,836,800
  Issued in connection with merger                               -              26,911,776                       -
  Reinvested - Investor Class                            9,281,244              30,176,000              66,650,947
  Reinvested - Reserve Class                                     -                  17,776                 351,029
  Redeemed - Investor Class                           (666,391,338)         (4,297,497,678)         (4,327,979,149)
  Redeemed - Reserve Class                                       -            (133,424,994)            (62,194,582)
                                                   ---------------         ---------------         ---------------
Change in share transactions                            24,885,375            (359,486,523)           (352,598,194)
                                                   ===============         ===============         ===============

(a)  For the period from August 1, 2004 to September 30, 2004

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK U.S. GOVERNMENT
MONEY MARKET FUND

                                                        FOR THE                FOR THE             FOR THE
                                                     PERIOD ENDED             YEAR ENDED          YEAR ENDED
                                                SEPTEMBER 30, 2004 (a)      JULY 31, 2004       JULY 31, 2003
                                               ------------------------   -----------------   -----------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                            $     1,275,747         $     3,828,307         $     7,709,864
  Net realized gains (losses) from
   investment transactions                                     (97)                      -                       -
                                                   ---------------         ---------------         ---------------
Change in net assets from operations                     1,275,650               3,828,307               7,709,864
                                                   ---------------         ---------------         ---------------

DISTRIBUTIONS TO INVESTOR CLASS
  SHAREHOLDERS:
  From net investment income                            (1,279,496)             (3,824,951)             (7,689,597)

DISTRIBUTIONS TO RESERVE CLASS
  SHAREHOLDERS:
  From net investment income                                     -                       -                 (20,267)
                                                   ---------------         ---------------         ---------------
Change in net assets from shareholder
  distributions                                         (1,279,496)             (3,824,951)             (7,709,864)
                                                   ---------------         ---------------         ---------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued - Investor
   Class                                               113,617,107             673,973,928             802,967,921
  Proceeds from shares issued - Reserve
   Class                                                         -                       -               4,948,069
  Dividends reinvested - Investor Class                  1,050,124               3,363,802               7,689,597
  Dividends reinvested - Reserve Class                           -                       -                  20,267
  Cost of shares redeemed - Investor
   Class                                               (96,975,241)           (808,084,710)           (838,501,022)
  Cost of shares redeemed - Reserve
   Class                                                         -                       -             (17,728,483)
                                                   ---------------         ---------------         ---------------
Change in net assets from capital
  transactions                                          17,691,990            (130,746,980)            (40,603,651)
                                                   ---------------         ---------------         ---------------
Net increase (decrease) in net assets                   17,688,144            (130,743,624)            (40,603,651)

NET ASSETS:
  Beginning of year                                    929,320,628           1,060,064,252           1,100,667,903
                                                   ---------------         ---------------         ---------------
  End of year                                      $   947,008,772         $   929,320,628         $ 1,060,064,252
                                                   ===============         ===============         ===============
Undistributed (distributions in excess of)
  net investment income                            $        33,751         $        37,499          $            -
                                                   ===============         ===============         ===============

SHARE TRANSACTIONS:
  Issued - Investor Class                              113,617,107             673,973,928             802,967,921
  Issued - Reserve Class                                         -                       -               4,948,069
  Reinvested - Investor Class                            1,050,124               3,363,802               7,689,597
  Reinvested - Reserve Class                                     -                       -                  20,267
  Redeemed - Investor Class                            (96,975,241)           (808,084,710)           (838,501,022)
  Redeemed - Reserve Class                                       -                       -             (17,728,483)
                                                   ---------------         ---------------         ---------------
Change in share transactions                            17,691,990            (130,746,980)            (40,603,651)
                                                   ===============         ===============         ===============

(a)  For the period from August 1, 2004 to September 30, 2004

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK TAX-FREE
MONEY MARKET FUND

                                                        FOR THE                 FOR THE               FOR THE
                                                     PERIOD ENDED              YEAR ENDED            YEAR ENDED
                                                SEPTEMBER 30, 2004 (a)       JULY 31, 2004         JULY 31, 2003
                                               ------------------------   -------------------   -------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                            $     1,094,519         $     3,909,598         $     5,980,004
  Net realized gains (losses) from
   investment transactions                                       -                       -                       -
                                                   ---------------         ---------------         ---------------
Change in net assets from operations                     1,094,519               3,909,598               5,980,004
                                                   ---------------         ---------------         ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                            (1,103,137)             (3,909,598)             (5,980,004)
                                                   ---------------         ---------------         ---------------
Change in net assets from shareholder
  distributions                                         (1,103,137)             (3,909,598)             (5,980,004)
                                                   ---------------         ---------------         ---------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                          199,957,747           1,398,047,428           1,067,794,724
  Dividends reinvested                                     876,189               3,528,079               5,980,004
  Cost of shares redeemed                             (238,831,476)         (1,344,919,577)         (1,036,742,832)
                                                   ---------------         ---------------         ---------------
Change in net assets from capital
  transactions                                         (37,997,540)             56,655,930              37,031,896
                                                   ---------------         ---------------         ---------------
Net increase (decrease) in net assets                  (38,006,158)             56,655,930              37,031,896

NET ASSETS:
  Beginning of year                                  1,002,761,411             946,105,481             909,073,585
                                                   ---------------         ---------------         ---------------
  End of year                                      $   964,755,253         $ 1,002,761,411         $   946,105,481
                                                   ===============         ===============         ===============
Undistributed (distributions in excess of)
  net investment income                            $        39,724         $        48,342          $            -
                                                   ===============         ===============         ===============

SHARE TRANSACTIONS:
  Issued                                               199,957,747           1,398,049,085           1,067,794,724
  Reinvested                                               876,189               3,528,079               5,980,004
  Redeemed                                            (238,831,476)         (1,344,919,577)         (1,036,742,832)
                                                   ---------------         ---------------         ---------------
Change in share transactions                           (37,997,540)             56,657,587              37,031,896
                                                   ===============         ===============         ===============

(a)  For the period from August 1, 2004 to September 30, 2004

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK
INSTITUTIONAL PRIME
MONEY MARKET FUND

                                                        FOR THE                FOR THE             FOR THE
                                                     PERIOD ENDED             YEAR ENDED          YEAR ENDED
                                                SEPTEMBER 30, 2004 (a)      JULY 31, 2004       JULY 31, 2003
                                               ------------------------   -----------------   -----------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                            $   1,402,060           $   4,512,768         $   5,847,762
  Net realized losses from investment
   transactions                                           (4,159)                 (1,789)                    -
                                                   -------------           -------------         -------------
Change in net assets from operations                   1,397,901               4,510,979             5,847,762
                                                   -------------           -------------         -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          (1,405,342)             (4,512,768)           (5,847,762)
                                                   -------------           -------------         -------------
Change in net assets from shareholder
  distributions                                       (1,405,342)             (4,512,768)           (5,847,762)
                                                   -------------           -------------         -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                        146,777,797             868,713,053           739,486,873
  Dividends reinvested                                 1,196,618               3,987,676             5,847,762
  Cost of shares redeemed                           (160,607,490)           (719,575,693)         (691,946,616)
                                                   -------------           -------------         -------------
Change in net assets from capital
  transactions                                       (12,633,075)            153,125,036            53,388,019
                                                   -------------           -------------         -------------
Net increase (decrease) in net assets                (12,640,516)            153,123,247            53,388,019

NET ASSETS:
  Beginning of year                                  655,711,602             502,588,355           449,200,336
                                                   -------------           -------------         -------------
  End of year                                      $ 643,071,086           $ 655,711,602         $ 502,588,355
                                                   =============           =============         =============
Undistributed (distributions in excess of)
  net investment income                            $      26,679           $      29,961          $          -
                                                   =============           =============         =============

SHARE TRANSACTIONS:
  Issued                                             146,777,797             868,713,043           739,486,873
  Reinvested                                           1,196,618               3,987,687             5,847,762
  Redeemed                                          (160,607,490)           (719,575,693)         (691,946,616)
                                                   -------------           -------------         -------------
Change in share transactions                         (12,633,075)            153,125,037            53,388,019
                                                   =============           =============         =============

(a)  For the period from August 1, 2004 to September 30, 2004


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statements of Changes in Net Assets (cont.)

--------------------------------------------------------------------------------

TAMARACK
INSTITUTIONAL TAX-FREE
MONEY MARKET FUND

                                                        FOR THE                FOR THE             FOR THE
                                                     PERIOD ENDED             YEAR ENDED          YEAR ENDED
                                                SEPTEMBER 30, 2004 (a)      JULY 31, 2004       JULY 31, 2003
                                               ------------------------   -----------------   -----------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                              $     646,093           $   2,225,346        $   2,156,996
  Net realized losses from investment
   transactions                                            (83,694)                      -                    -
                                                     -------------           -------------        -------------
Change in net assets from operations                       562,399               2,225,346            2,156,996
                                                     -------------           -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (646,629)             (2,225,346)          (2,156,996)
                                                     -------------           -------------        -------------
Change in net assets from shareholder
  distributions                                           (646,629)             (2,225,346)          (2,156,996)
                                                     -------------           -------------        -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                          174,646,590             611,043,409          398,822,967
  Dividends reinvested                                     530,053               1,985,412            2,156,996
  Cost of shares redeemed                             (143,092,536)           (502,289,773)        (350,141,125)
                                                     -------------           -------------        -------------
Change in net assets from capital
  transactions                                          32,084,107             110,739,048           50,838,838
                                                     -------------           -------------        -------------
Net increase (decrease) in net assets                   31,999,877             110,739,048           50,838,838

NET ASSETS:
  Beginning of year                                    354,753,299             244,014,251          193,175,413
                                                     -------------           -------------        -------------
  End of year                                        $ 386,753,176           $ 354,753,299        $ 244,014,251
                                                     =============           =============        =============
Undistributed (distributions in excess of )
  net investment income                              $     (83,694)          $         536         $          -
                                                     =============           =============        =============

SHARE TRANSACTIONS:
  Issued                                               174,646,590             611,043,409          398,822,967
  Reinvested                                               530,053               1,985,412            2,156,996
  Redeemed                                            (143,092,536)           (502,289,773)        (350,141,125)
                                                     -------------           -------------        -------------
Change in share transactions                            32,084,107             110,739,048           50,838,838
                                                     =============           =============        =============

(a)  For the period from August 1, 2004 to September 30, 2004

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Prime Money Market Fund

--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)

INVESTOR SHARE CLASS                          2004 (a)        2004        2003         2002         2001         2000
--------------------                          --------       -------     -------      -------      -------      -------
Net Asset Value, Beginning of Period          $  1.00        $  1.00     $  1.00      $  1.00      $  1.00      $  1.00

INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                   -(b)           -(b)        0.01         0.02         0.05         0.05
                                              -------        -------     -------      -------      -------      -------
  Total from Investment Activities                  -              -        0.01         0.02         0.05         0.05

DISTRIBUTIONS:
  Net Investment Income                          -(b)           -(b)       (0.01)       (0.02)       (0.05)       (0.05)
                                              -------        -------     -------      -------      -------      -------
  Total Distributions                               -              -       (0.01)       (0.02)       (0.05)       (0.05)
                                              -------        -------     -------      -------      -------      -------
Net Asset Value, End of Period                $  1.00        $  1.00     $  1.00      $  1.00      $  1.00      $  1.00
Total Return                                     0.14%(c)       0.42%       0.80%        1.70%        5.10%        5.30%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (millions)        $ 7,885        $ 7,860     $ 8,111      $ 8,524      $ 5,282      $ 4,852
  Ratio of Expenses to Average Net Assets        0.71%(d)       0.71%       0.71%        0.69%        0.62%        0.63%
  Ratio of Net Investment Income (Loss) to       0.83%(d)       0.42%       0.80%        1.66%        5.11%        5.32%
   Average Net Assets
  Ratio of Expenses to Average Net Assets*       0.93%(d)       0.90%       0.90%        0.73%         (e)          (e)
  Ratio of Net Investment Income (Loss) to       0.61%(d)       0.24%       0.61%        1.61%         (e)          (e)
   Average Net Assets*

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a)  For the period from August 1, 2004 to September 30, 2004
(b)  Less than $0.01 per share.
(c)  Not Annualized.
(d)  Annualized.
(e)  There were no waivers or reimbursements during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack U.S. Government Money Market Fund

--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)

INVESTOR SHARE CLASS                          2004 (a)        2004        2003         2002         2001         2000
--------------------                          --------       -------     -------      -------      -------      -------
Net Asset Value, Beginning of Period          $  1.00        $  1.00     $  1.00      $  1.00      $  1.00      $  1.00

INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                   -(b)           -(b)        0.01         0.02         0.05         0.05
                                              -------        -------     -------      -------      -------      -------
  Total from Investment Activities                  -              -        0.01         0.02         0.05         0.05

DISTRIBUTIONS:
  Net Investment Income                          -(b)           -(b)       (0.01)       (0.02)       (0.05)       (0.05)
                                              -------        -------     -------      -------      -------      -------
  Total Distributions                               -              -       (0.01)       (0.02)       (0.05)       (0.05)
                                              -------        -------     -------      -------      -------      -------
Net Asset Value, End of Period                $  1.00        $  1.00     $  1.00      $  1.00      $  1.00      $  1.00
Total Return                                     0.14%(c)       0.38%       0.70%        1.60%        4.90%        5.20%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (millions)        $   947        $   929     $ 1,060      $ 1,088      $   462      $   267
  Ratio of Expenses to Average Net Assets        0.71%(d)       0.71%       0.71%        0.57%        0.54%        0.57%
  Ratio of Net Investment Income (Loss) to       0.81%(d)       0.38%       0.70%        1.60%        4.88%        5.22%
   Average Net Assets
  Ratio of Expenses to Average Net Assets*       0.79%(d)       0.73%       0.75%        0.59%         (e)          (e)
  Ratio of Net Investment Income (Loss) to       0.73%(d)       0.36%       0.66%        1.58%         (e)          (e)
   Average Net Assets*

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a)  For the period from August 1, 2004 to September 30, 2004
(b)  Less than $0.01 per share.
(c)  Not Annualized.
(d)  Annualized.
(e)  There were no waivers or reimbursements during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Tax-Free Money Market Fund

--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)

                                             2004 (a)         2004         2003        2002         2001          2000
                                             -------         -------     -------      -------      -------      -------
Net Asset Value, Beginning of Period          $  1.00        $  1.00     $  1.00      $  1.00      $  1.00      $  1.00

INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                   -(b)           -(b)        0.01         0.01         0.03         0.03
                                              -------        -------     -------      -------      -------      -------
  Total from Investment Activities                  -              -        0.01         0.01         0.03         0.03

DISTRIBUTIONS:
  Net Investment Income                          -(b)           -(b)       (0.01)       (0.01)       (0.03)       (0.03)
                                              -------        -------     -------      -------      -------      -------
  Total Distributions                               -              -       (0.01)       (0.01)       (0.03)       (0.03)
                                              -------        -------     -------      -------      -------      -------
Net Asset Value, End of Period                $  1.00        $  1.00     $  1.00      $  1.00      $  1.00      $  1.00
Total Return                                     0.11%(c)       0.38%       0.60%        1.10%        3.10%        3.20%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (millions)        $   965        $ 1,003     $   946      $   909      $   490      $   426
  Ratio of Expenses to Average Net Assets        0.62%(d)       0.62%       0.62%        0.59%        0.59%        0.59%
  Ratio of Net Investment Income (Loss) to       0.64%(d)       0.38%       0.62%        1.08%        3.07%        3.16%
   Average Net Assets
  Ratio of Expenses to Average Net Assets*       0.83%(d)       0.86%       0.85%        0.65%         (e)          (e)
  Ratio of Net Investment Income (Loss) to       0.43%(d)       0.14%       0.39%        1.03%         (e)          (e)
   Average Net Assets*

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a)  For the period from August 1, 2004 to September 30, 2004
(b)  Less than $0.01 per share.
(c)  Not Annualized.
(d)  Annualized.
(e)  There were no waivers or reimbursements during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Institutional Prime Money Market Fund

--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)

                                              2004 (a)         2004         2003         2002         2001         2000
                                              --------        -------      -------      -------      -------      -------
Net Asset Value, Beginning of Period           $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

INVESTMENT ACTIVITIES:
  Net Investment Income                           -(b)           0.01         0.01         0.02         0.06         0.06
                                               -------        -------      -------      -------      -------      -------
  Total from Investment Activities                   -           0.01         0.01         0.02         0.06         0.06

DISTRIBUTIONS:
  Net Investment Income                           -(b)          (0.01)       (0.01)       (0.02)       (0.06)       (0.06)
                                               -------        -------      -------      -------      -------      -------
  Total Distributions                                -          (0.01)       (0.01)       (0.02)       (0.06)       (0.06)
                                               -------        -------      -------      -------      -------      -------
Net Asset Value, End of Period                 $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
Total Return                                      0.21%(c)       0.85%        1.20%        2.20%        5.50%        5.70%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (millions)         $   643        $   656      $   503      $   449      $   366      $   382
  Ratio of Expenses to Average Net Assets         0.29%(d)       0.29%        0.30%        0.30%        0.31%        0.32%
  Ratio of Net Investment Income to Average       1.26%(d)       0.85%        1.20%        2.17%        5.52%        5.68%
   Net Assets

(a)  For the period from August 1, 2004 to September 30, 2004.
(b)  Less than $0.01 per share.
(c)  Not Annualized.
(d)  Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund

--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31 (EXCEPT AS NOTED)

                                              2004 (a)        2004         2003         2002         2001         2000
                                              --------       -------      -------      -------      -------      -------
Net Asset Value, Beginning of Period           $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

INVESTMENT ACTIVITIES:
  Net Investment Income                           -(b)           0.01         0.01         0.01         0.03         0.03
                                               -------        -------      -------      -------      -------      -------
  Total from Investment Activities                   -           0.01         0.01         0.01         0.03         0.03

DISTRIBUTIONS:
  Net Investment Income                           -(b)          (0.01)       (0.01)       (0.01)       (0.03)       (0.03)
                                               -------        -------      -------      -------      -------      -------
  Total Distributions                                -          (0.01)       (0.01)       (0.01)       (0.03)       (0.03)
                                               -------        -------      -------      -------      -------      -------
Net Asset Value, End of Period                 $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
Total Return                                      0.16%(c)       0.72%        0.90%        1.40%        3.30%        3.40%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (millions)         $   387        $   355      $   244      $   193      $   172      $   159
  Ratio of Expenses to Average Net Assets         0.30%(d)       0.32%        0.33%        0.36%        0.39%        0.39%
  Ratio of Net Investment Income to Average       0.98%(d)       0.72%        0.90%        1.42%        3.32%        3.49%
   Net Assets
  Ratio of Expenses to Average Net Assets*         (e)            (e)          (e)          (e)          (e)         0.44%
  Ratio of Net Investment Income (Loss) to         (e)            (e)          (e)          (e)          (e)         3.44%
   Average Net Assets*

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a)  For the period from August 1, 2004 to September 30, 2004.
(b)  Less than $0.01 per share.
(c)  Not Annualized.
(d)  Annualized.
(e)  There were no waivers or reimbursements during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

September 30, 2004

--------------------------------------------------------------------------------

1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Effective April 16, 2004, and based on approval of shareholders, seventeen separate investment portfolios were reorganized as investment portfolios of Tamarack with a new fiscal year end of September 30th. This annual report includes the following five investment portfolios ("Funds"):

- Tamarack Prime Money Market Fund ("Prime Money Market Fund")

- Tamarack U.S. Government Money Market Fund ("U.S. Government Money Market
  Fund")

- Tamarack Tax-Free Money Market Fund ("Tax-Free Money Market Fund")

- Tamarack Institutional Prime Money Market Fund ("Institutional Prime Money Market Fund")

- Tamarack Institutional Tax-Free Money Market Fund ("Institutional Tax-Free Money Market Fund")

Voyageur Asset Management Inc. ("Voyageur") acts as the investment advisor for Tamarack. The officers of Tamarack ("Fund Management") are also employees of Voyageur or its affiliates.

Under the Funds' organizational documents, the Funds' officers and trustees are indemnified against certain liabilities arising out of the performance of their duties related to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for indemnification by the Funds in certain situations. These situations may involve future, unknown claims made against the Funds. However, any risk of loss to the Funds which may arise from such claims is expected to be remote.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION:

Security transactions are accounted for on the date the security is bought or sold ("trade date"). Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities in money market funds are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. The Funds do not invest in any unrated securities.

Bonds and other fixed income securities are generally valued on the basis of valuations furnished by pricing services approved by Tamarack's Board of Trustees (the "Board"). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations are valued at amortized cost, which approximates market value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases and also where a security price is unavailable from a pricing service, Tamarack has established procedures to determine a security's fair value. This report presents information as of Tamarack's fiscal year end of September 30, 2004.

INVESTMENT TRANSACTIONS:

Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

FINANCIAL INSTRUMENTS:

The Funds may engage in when-issued (to be announced) transactions. The Funds would record when-issued securities on the actual trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date. As of September 30, 2004, the Funds held no when-issued securities.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. The Funds have procedures in place for these agreements to ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of a default. As of September 30, 2004, there were no repurchase agreements outstanding for any of the Funds.

EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION:

Each Fund pays the expenses that are directly related to its operations, such as trading costs or portfolio management fees. Expenses incurred by Tamarack on behalf of multiple Funds, such as trustee or legal fees, are allocated proportionately among each of the Funds based either on each Fund's net assets or on another reasonable basis such as equally across all Funds, depending on the nature of the expense.

DISTRIBUTIONS TO SHAREHOLDERS:

Each Fund pays out any income that it receives, less expenses, in the form of dividends to its shareholders. Income dividends are declared daily and paid monthly. Capital gains (if any) are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent (e.g. expiring capital loss carryforward and foreign currency transactions), they are reclassified within the Funds' capital accounts based on their federal tax basis treatment. Such differences are not reflected in the financial highlights calculations.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack, on behalf of the Funds, has entered into an investment advisory agreement with Voyageur, under which Voyageur manages the Funds' assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Funds to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts Voyageur is entitled to receive fees based on a percentage of the average daily net assets as follows:

                                               Average Daily Net
                                                Assets of Fund       Annual Rate
                                             --------------------   ------------
Prime Money Market Fund                      Up to $700 million         0.55%
                                             Next $500 million          0.50%
                                             Next $800 million          0.45%
                                             Over $2 billion            0.40%
U.S. Government Money Market Fund            Up to $100 million         0.50%
                                             Next $200 million          0.40%
                                             Over $300 million          0.35%
Tax-Free Money Market Fund                                              0.50%
Institutional Prime Money Market Fund                                   0.25%
Institutional Tax-Free Money Market Fund                                0.25%

Voyageur has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses at 0.71% for the Prime Money Market and U.S. Government Money Market Funds and 0.62% for the Tax-Free Money Market Fund. This expense limitation agreement is in place until November 30, 2004. Voyageur may also voluntarily waive and/or reimburse operating expenses of the Funds from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

Voyageur serves as administrator to the Funds and BISYS Fund Services Ohio, Inc. ("BISYS") serves as sub-administrator. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Effective April 16, 2004 and under the terms of the administrative services contract, Voyageur receives from the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Funds a fee, payable monthly, at the annual rate of 0.25% of the Funds' average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.

The Prime Money Market Fund had adopted a Plan of Distribution under Rule 12b-1 of the 1940 Act with respect to its Reserve Share Class. Under the Plan of Distribution, the Reserve Class paid an annual fee of 0.25% of average daily net assets of any outstanding shares which was accrued daily and paid monthly. Effective October 31, 2003, the Prime Money Market Fund discontinued offering the Reserve Shares and converted any existing Reserve Shares to Investor Shares.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

4. FEDERAL INCOME TAXES

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund. Effective for the taxable year ended September 30, 2004, each of the funds changed its annual tax period to September 30th.

The tax character of distributions during the period ended September 30, 2004 was as follows:

                                  Distribution Paid From
                             --------------------------------
                                 Net               Net                                                  Total
                              Investment        Long Term       Total Taxable       Tax Exempt      Distributions
                                Income        Capital Gains     Distributions     Distributions          Paid
                             -----------      -------------     -------------     -------------     --------------
Prime Money Market Fund       $9,281,239            $ -           $9,281,239        $        -        $9,281,239
U.S. Government Money
 Market Fund                   1,050,126              -            1,050,126                 -         1,050,126
Tax-Free Money Market
 Fund                                  -              -                    -           876,150           876,150
Institutional Prime Money
 Market Fund                   1,196,625              -            1,196,625                 -         1,196,625
Institutional Tax-Free
 Money Market Fund                     -              -                    -           530,055           530,055

The Tax-Free Money Market and Institutional Tax-Free Money Market Funds hereby designate 100% of the amounts listed above as "Tax Exempt Distributions" as exempt-interest dividends for federal income tax purposes.

The tax character of distributions during the fiscal year ended July 31, 2004 was as follows:

                                  Distribution Paid From
                             --------------------------------
                                 Net               Net                                                  Total
                              Investment        Long Term       Total Taxable       Tax Exempt      Distributions
                                Income        Capital Gains     Distributions     Distributions          Paid
                             -----------      -------------     -------------     -------------     --------------
Prime Money Market Fund      $30,156,984            $ -          $30,156,984        $        -       $30,156,984
U.S. Government Money
 Market Fund                   3,363,786              -            3,363,786                 -         3,363,786
Tax-Free Money Money
 Market Fund                           -              -                    -         3,528,064         3,528,064
Institutional Prime Money
 Market Fund                   3,987,661              -            3,987,661                 -         3,987,661
Institutional Tax-Free
 Money Market Fund                     -              -                    -         1,985,411         1,985,411

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

As of September 30, 2004 the components of accumulated earnings/(deficit) on a tax basis were as follows:



                                               Undist.                                    Accum.
                       Undist.                  Long-                                     Capital                       Total
                         Tax       Taxable       Term                                       and        Unrealized      Accum.
                       Exempt      Ordinary    Capital      Accum.      Distribution       Other     Appreciation/    Earnings/
                       Income       Income      Gains      Earnings        Payable        Losses      Depreciation    (Deficit)
                     ---------- ------------- --------- ------------- ---------------- ------------ --------------- ------------
Prime Money
 Market Fund          $      -    $6,179,112    $ -        $6,179,112    $(6,054,255)    $ (8,744)         $ -          $116,113
U.S. Government
 Money Market
 Fund                        -       724,286      -           724,286       (690,535)         (97)           -            33,654
Tax-Free Money
 Money Market
 Fund                  648,245             -      -           648,245       (608,521)      (1,657)           -            38,067
Institutional Prime
 Money Market
 Fund                        -       760,503      -           760,503       (733,824)     (27,492)           -            (813)
Institutional
 Tax-Free Money
 Market Fund           272,815             -      -           272,815       (356,509)        (536)           -         (84,230)

As of September 30, 2004, the following Funds had net capital loss carryforwards to offset future net capital gains or net investment income, if any:

                                              Capital Loss
                                              Carryforward     Expires
                                             --------------   --------
Prime Money Market Fund                           $ 8,744        2012
U.S. Government Money Market Fund                      97        2012
Tax-Free Money Market Fund                          1,657        2010
Institutional Prime Money Market Fund              21,544        2009
                                                      279        2011
                                                    5,669        2012
Institutional Tax-Free Money Market Fund              536        2009

--------------------------------------------------------------------------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

  SHARES OR
  PRINCIPAL
    AMOUNT                                  VALUE
-------------                           -------------

COMMERCIAL PAPER - 54.7%
ASSET BACKED - 15.0%
 62,000,000   Amsterdam Funding         $  61,970,337
              Corp., 1.58%, 10/12/04
 55,000,000   Barton Capital Corp.,        54,973,783
              1.56%, 10/12/04
 81,429,000   Barton Capital Corp.,        81,382,834
              1.57%, 10/14/04
 42,000,000   Barton Capital Corp.,        41,920,130
              1.64%, 11/12/04
 94,000,000   Delaware Funding             93,987,781
              Corp., 1.56%, 10/4/04
 54,396,000   Delaware Funding             54,359,827
              Corp., 1.71%, 10/15/04
 52,699,000   Edison Asset                 52,620,493
              Securitization,
              1.73%, 11/1/04
 50,000,000   Edison Asset                 49,868,236
              Securitization,
              1.79%, 11/23/04
 58,686,000   Edison Asset                 58,511,148
              Securitization,
              1.73%, 12/2/04
 40,000,000   Falcon Asset                 40,000,000
              Securitization,
              1.72%, 10/1/04
 49,175,000   Falcon Asset                 49,142,107
              Securitization,
              1.61%, 10/15/04
 62,000,000   Falcon Asset                 61,766,208
              Securitization,
              1.81%, 12/15/04
 30,000,000   Liberty Street Funding,      29,975,208
              1.75%, 10/18/04
 45,000,000   Liberty Street Funding,      44,931,025
              1.78%, 11/1/04
 15,000,000   Nieuw Amsterdam              14,946,525
              Receivables Corp.,
              1.86%, 12/9/04
 45,423,000   Nieuw Amsterdam              45,251,717
              Receivables Corp.,
              1.81%, 12/15/04
 57,000,000   Preferred Receivables        56,863,327
              Funding Corp.,
              1.66%, 11/22/04
 20,000,000   Ranger Funding Co.           19,968,178
              LLC, 1.79%, 11/2/04
 61,260,000   Receivables Capital          61,157,832
              Corp., 1.59%, 11/8/04
 80,000,000   Windmill Funding             79,904,667
              Corp., 1.65%, 10/27/04
 50,000,000   Windmill Funding             49,936,222
              Corp., 1.64%, 10/29/04


  SHARES OR
  PRINCIPAL
    AMOUNT                                 VALUE
-------------                           -------------
 40,000,000   Yorktown Capital Corp.,   $  40,000,000
              1.61%, 10/1/04
 41,629,000   Yorktown Capital Corp.,      41,464,276
              1.85%, 12/17/04           -------------

                                        1,184,901,861
                                        -------------

BANKS - CANADA 2.3%
100,000,000   Bank of Montreal,           100,000,000
              1.77%, 11/8/04
 80,000,000   Toronto Dominion Bank,       80,000,000
              1.68%, 11/24/04           -------------

                                          180,000,000
                                        -------------

BANKS - FOREIGN 15.9%
100,000,000   ABN-AMRO,                   100,000,000
              1.64%, 11/19/04
100,000,000   Barclays Bank PLC,           99,760,000
              1.80%, 11/18/04
 50,000,000   Dexia Delaware LLC,          49,928,889
              1.61%, 11/2/04
 90,000,000   Dexia Delaware LLC,          89,734,500
              1.80%, 11/29/04
 90,000,000   HBOS Treasury Services,      89,836,000
              1.65%, 11/10/04
 75,000,000   ING Funding LLC,             74,962,500
              1.50%, 10/13/04
 50,000,000   ING Funding LLC,             49,963,875
              1.53%, 10/18/04
 50,000,000   ING Funding LLC,             49,830,944
              1.79%, 12/8/04
 35,000,000   Nationwide Building          34,872,250
              Society,
              1.80%, 12/13/04
 50,000,000   Nationwide Building          49,807,500
              Society,
              1.80%, 12/17/04
 75,000,000   Nationwide Building          74,675,781
              Society,
              1.88%, 12/23/04
 60,000,000   Northern Rock PLC,           59,954,100
              1.53%, 10/19/04
 50,000,000   Northern Rock PLC,           49,892,292
              1.65%, 11/17/04
100,000,000   Royal Bank of Scotland,     100,000,000
              1.49%, 10/8/04
 70,000,000   Royal Bank of Scotland,      69,787,667
              1.82%, 11/30/04
 76,954,000   Sheffield Funding,           76,683,165
              1.81%, 12/10/04
 75,000,000   Societe Generale North       75,000,000
              America, 1.63%, 11/17/04
 60,000,000   UBS Finance,                 59,955,517
              1.57%, 10/18/04           -------------

                                        1,254,644,980
                                        -------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------




  SHARES OR
  PRINCIPAL
    AMOUNT                                  VALUE
-------------                           -------------
CONGLOMERATES - 0.3%
 26,000,000   Fortune Brands, Inc.,     $  25,995,580
              1.53%, 10/5/04            -------------

FINANCE - AUTOMOTIVE - 1.8%
 70,000,000   Toyota Motor Credit          69,926,733
              Corp., 1.57%, 10/25/04
 75,000,000   Toyota Motor Credit          74,756,625
              Corp., 1.77%, 12/6/04     -------------
                                          144,683,358
                                        -------------

FINANCE - DIVERSIFIED - 9.7%
100,000,000   Bank of America,             99,878,499
              1.62%, 10/28/04
 55,000,000   Citicorp, Inc.,              54,968,619
              1.58%, 10/14/04
 50,000,000   General Electric Capital     49,991,667
              Corp., 1.11%, 10/5/04
 75,000,000   General Electric Capital     74,718,750
              Corp., 1.80%, 12/15/04
100,000,000   Goldman Sachs Group,         99,761,500
              Inc., 1.63%, 11/23/04
 50,000,000   Household Finance            49,952,750
              Corp., 1.62%, 10/22/04
 25,000,000   Household Finance            24,968,306
              Corp., 1.63%, 10/29/04
 60,000,000   Household Finance            59,904,917
              Corp., 1.64%, 11/5/04
 50,000,000   Marsh & Ilsley Corp.,        49,987,000
              1.56%, 10/7/04
 80,000,000   Morgan Stanley,              80,000,000
              1.96%, 1/5/05, (b)
 80,000,000   Morgan Stanley,              80,000,000
              1.96%, 2/17/05, (b)
 40,000,000   Morgan Stanley,              40,000,000
              1.76%, 10/14/05, (b)      -------------

                                          764,132,008
                                        -------------

FINANCE - UTILITY - 0.4%
 30,000,000   National Rural Utilities     29,949,567
              Cooperative Finance       -------------
              Corp., 1.78%, 11/4/04

HOUSEHOLD PRODUCTS - 1.9%
 46,600,000   Proctor & Gamble Co.,        46,590,486
              1.47%, 10/6/04
 50,000,000   Proctor & Gamble Co.,        49,975,000
              1.50%, 10/13/04
 50,000,000   Proctor & Gamble Co.,        50,000,000
              1.83%, 9/2/05, (b)        -------------

                                          146,565,486
                                        -------------

  SHARES OR
  PRINCIPAL
    AMOUNT                                  VALUE
-------------                           -------------
INSURANCE - 4.0%
 50,000,000   American Insurance        $  49,958,833
              Group,
              1.56%, 10/20/04
 50,000,000   American Insurance           49,956,667
              Group,
              1.56%, 10/21/04
 50,000,000   Marsh & McLennan,            49,959,500
              1.62%, 10/19/04
 86,000,000   Prudential Funding           85,978,070
              Corp., 1.53%, 10/7/04
 80,000,000   Prudential Funding           79,912,222
              Corp., 1.58%, 10/26/04    -------------

                                          315,765,292
                                        -------------

MANUFACTURING - 1.6%
 33,000,000   BMW US Capital LLC,          33,000,000
              1.86%, 10/1/04
 59,900,000   PACCAR Financial             59,792,845
              Corp., 1.61%, 11/10/04
 32,000,000   PACCAR Financial             31,877,049
              Corp., 1.82%, 12/16/04    -------------

                                          124,669,894
                                        -------------

PHARMACEUTICALS - 1.0%
 18,150,000   Pfizer, Inc.,                18,123,047
              1.63%, 11/3/04
 58,500,000   Pfizer, Inc.,                58,255,487
              1.84%, 12/22/04           -------------

                                           76,378,534
                                        -------------

RETAIL - 0.8%
 66,900,000   Wal-Mart Stores Inc.,        66,827,060
              1.57%, 10/26/04           -------------

TOTAL COMMERCIAL PAPER                  4,314,513,620
                                        -------------

CERTIFICATES OF DEPOSIT - 25.5%
BANKS - CANADA - 3.6%
 75,000,000   Bank of Montreal,            75,000,000
              1.66%, 10/21/04
100,000,000   Canadian Imperial Bank,     100,000,000
              1.82%, 12/20/04
 30,000,000   Canadian Imperial Bank,      29,999,773
              1.78%, 1/24/05, (b)
 80,000,000   Toronto Dominion Bank,       80,000,000
              1.52%, 10/6/04            -------------

                                          284,999,773
                                        -------------

BANKS - DOMESTIC - 14.4%
 30,000,000   Bank of New York,            30,000,314
              1.78%, 12/16/04
 30,000,000   Bank of New York,            29,995,825
              1.74%, 5/20/05, (b)
 35,000,000   Chase Manhattan Bank,        35,000,000
              1.65%, 11/8/04, (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
    AMOUNT                                  VALUE
-------------                          --------------
 80,000,000   Citibank, NA,            $   80,000,000
              1.54%, 10/25/04
 96,000,000   First Tennessee Bank,        96,000,000
              1.54%, 11/15/04
100,000,000   First Tennessee Bank,       100,000,000
              1.84%, 12/21/04
 80,000,000   Marshall & Ilsley,           80,000,000
              1.66%, 11/22/04
 65,000,000   Marshall & Ilsley,           65,000,000
              1.81%, 12/20/04
100,000,000   Regions Bank,               100,000,000
              1.65%, 11/24/04
 95,000,000   US Bancorp,                  95,012,299
              1.84%, 3/11/05, (b)
100,000,000   Washington Mutual           100,000,000
              Bank, 1.79%, 12/14/04
100,000,000   Washington Mutual           100,000,000
              Bank, 1.87%, 12/17/04
 50,000,000   Wells Fargo Bank,            50,000,000
              1.73%, 7/15/05, (b)
 95,000,000   World Savings Bank,          94,997,580
              1.68%, 11/16/04
 75,000,000   World Savings Bank,          74,997,220
              1.77%, 12/7/04           --------------
                                        1,131,003,238
                                       --------------

BANKS - FOREIGN - 7.5%
100,000,000   Abbey National               99,995,593
              Treasury,
              1.74%, 11/19/04, (b)
 70,000,000   ABN-AMRO,                    70,000,000
              1.87%, 12/23/04
 30,000,000   Barclays Bank PLC,           29,999,370
              1.65%, 11/8/04, (b)
 50,000,000   Barclays Bank PLC,           49,998,264
              1.60%, 12/3/04, (b)
100,000,000   Deutsche Bank,              100,000,000
              1.58%, 10/19/04
 78,000,000   Deutsche Bank,               78,000,000
              1.80%, 12/9/04
100,000,000   UBS AG Stamford,             99,997,991
              1.48%, 11/19/04
 66,000,000   Westdeutsche                 65,855,671
              Landesbank,              --------------
              1.68%, 11/17/04

                                          593,846,889
                                       --------------

TOTAL CERTIFICATES OF DEPOSIT           2,009,849,900
                                       --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.2%
FEDERAL HOME LOAN BANK - 4.4%
 40,000,000   1.68%, 10/6/04               39,991,667
 41,000,000   1.25%, 10/20/04              40,998,370
 55,000,000   1.60%, 10/29/04              54,931,556
 43,575,000   4.13%, 11/15/04              43,716,481
 45,000,000   1.47%, 2/28/05               45,000,000

  SHARES OR
  PRINCIPAL
    AMOUNT                                 VALUE
-------------                          --------------
 40,000,000   1.50%, 3/1/05             $  40,000,000
 80,000,000   1.55%, 5/6/05                80,000,000
                                        -------------
                                          344,638,074
                                        -------------
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 1.8%
 53,528,000   1.58%, 10/26/04              53,469,268
 65,000,000   1.62%, 11/9/04               64,888,741
 22,000,000   1.70%, 11/30/04              21,937,667
                                        -------------
                                          140,295,676
                                        -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.0%
 20,000,000   1.53%, 10/20/04              19,983,850
 80,000,000   1.65%, 10/22/04              79,923,000
 88,000,000   1.23%, 10/27/04              87,900,218
 90,000,000   1.60%, 11/3/04               89,868,000
 58,000,000   1.71%, 12/1/04               57,831,945
 62,000,000   1.85%, 12/22/04              61,738,739
 80,450,000   1.81%, 5/27/05               80,450,000
                                        -------------
                                          477,695,752
                                        -------------
TOTAL U.S. GOVERNMENT AGENCY
                                          962,629,502
                                        -------------
OBLIGATIONS
CORPORATE BONDS - 7.0%
FINANCE - AUTOMOTIVE - 1.9%
 27,800,000   American Honda               27,746,694
              Finance,
              1.77%, 11/9/04
 40,000,000   American Honda               40,000,000
              Finance,
              1.68%, 11/19/04, (b)
 35,044,000   American Honda               34,927,070
              Finance,
              1.82%, 12/6/04
 45,000,000   American Honda               45,015,620
              Finance,                  -------------
              2.01%, 12/9/04, (b)
                                          147,689,384
                                        -------------
FINANCE - DIVERSIFIED (3.8%)
 50,000,000   American Express Credit      50,021,284
              Corp.,
              1.77%, 6/15/05, (b)
 25,000,000   American Express Credit      25,008,570
              Corp.,
              1.77%, 7/14/05, (b)
 70,000,000   American Express Credit      70,000,000
              Corp.,
              1.84%, 6/20/08, (b)
 37,520,000   Goldman Sachs Group,         37,835,249
              Inc., 6.63%, 12/1/04
 20,000,000   Merrill Lynch & Co.,         20,001,447
              1.82%, 12/6/04, (b)
 30,000,000   Merrill Lynch & Co.,         30,002,170
              1.82%, 12/6/04, (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                   VALUE
------------                           --------------
  70,000,000  Merrill Lynch & Co.,     $   70,000,000
              1.74%, 2/17/05, (b)      --------------

                                          302,868,720
                                       --------------

MANUFACTURING - 1.3%
 100,000,000  Minnesota Mining &          100,862,456
              Manufacturing,           --------------
              5.64%, 12/13/04

TOTAL CORPORATE BONDS                     551,420,560
                                       --------------

INVESTMENT COMPANIES - 0.1%
MONEY MARKET - 0.1%
   5,339,808  Wells Fargo Prime             5,339,808
              Investment Money         --------------
              Market Fund, Investor
              Class

TOTAL INVESTMENT COMPANIES                  5,339,808
                                       --------------

TOTAL INVESTMENTS (Cost                 7,843,753,390
$7,843,753,390) (a) - 99.5%

OTHER ASSETS IN EXCESS OF LIABILITIES      40,849,995
- 0.5%                                 --------------

NET ASSETS - 100.0%                    $7,884,603,385
                                       ==============

(a) Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2004. The maturity date represents the actual maturity date. However, for purposes of Rule 2a-7, maturity is the next interest reset date at which time the security can be put back to the issuer.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack U.S. Government Money Market Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

   SHARES OR
   PRINCIPAL
    AMOUNT                               VALUE
--------------                        -------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 99.8%
FEDERAL HOME LOAN BANK - 35.5%
   8,300,000    1.51%, 10/1/04        $   8,300,000
   3,000,000    1.68%, 10/6/04            2,999,279
  25,000,000    1.54%, 10/15/04          24,985,028
   5,750,000    3.63%, 10/15/04           5,754,337
  10,000,000    1.59%, 10/22/04           9,990,725
  56,000,000    1.58%, 10/29/04          55,931,617
   6,000,000    1.58%, 11/10/04           5,989,533
  11,800,000    1.76%, 11/12/04          11,775,771
  33,000,000    1.60%, 11/15/04          32,934,413
   8,700,000    4.13%, 11/15/04           8,728,542
  40,000,000    1.64%, 11/17/04          39,916,444
  53,000,000    1.61%, 11/19/04          52,879,882
   5,420,000    3.88%, 12/15/04           5,442,019
   5,720,000    4.00%, 2/15/05            5,761,550
  15,000,000    1.47%, 2/28/05           15,000,000
  28,600,000    1.54%, 4/19/05, (b)      28,594,646
  20,000,000    1.55%, 5/4/05            20,000,000
                                      -------------
                                        334,983,786
                                      -------------
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 29.8%
  20,000,000    1.45%, 10/5/04           19,996,789
  46,025,000    1.51%, 10/12/04          46,003,906
  44,500,000    1.56%, 10/26/04          44,452,311
  40,000,000    1.62%, 10/28/04          39,952,600
  29,000,000    1.63%, 11/16/04          28,939,970
   4,400,000    1.71%, 11/30/04           4,387,533
  35,000,000    1.77%, 12/7/04           34,885,356
   9,500,000    1.76%, 12/10/04           9,467,581
  40,000,000    1.79%, 12/14/04          39,853,644
  14,000,000    1.85%, 2/8/05            13,907,483
     812,000    1.75%, 5/15/05              810,390
                                      -------------
                                        282,657,563
                                      -------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 34.5%
  40,000,000    1.55%, 10/1/04           40,000,000
  52,000,000    1.46%, 10/6/04           51,989,527
   8,000,000    1.67%, 10/8/04            7,997,402
  19,000,000    1.49%, 10/13/04          18,990,627
  14,000,000    1.52%, 10/15/04          13,991,779
  50,000,000    1.53%, 10/20/04          49,959,889
  33,000,000    1.59%, 10/27/04          32,962,343
  15,000,000    1.79%, 11/29/04          14,956,242
  43,000,000    1.80%, 12/8/04           42,854,612
  15,000,000    1.80%, 12/15/04          14,944,063
  28,000,000    1.86%, 12/22/04          27,882,011
   5,459,000    7.13%, 2/15/05            5,561,121
   5,000,000    1.81%, 5/27/05            5,000,000
                                      -------------
                                        327,089,616
                                      -------------
TOTAL U.S. GOVERNMENT AGENCY            944,730,965
OBLIGATIONS                           -------------

   SHARES OR
   PRINCIPAL
    AMOUNT                               VALUE
--------------                        -------------
INVESTMENT COMPANIES - 0.7%
   6,811,722    Wells Fargo           $   6,811,722
                Government            -------------
                Institutional Money
                Market Fund
TOTAL INVESTMENT COMPANIES
                                          6,811,722
                                      -------------

TOTAL INVESTMENTS                       951,542,687
(Cost $951,542,687) (a) - 100.5%      -------------

LIABILITIES IN EXCESS OF OTHER           (4,533,915)
ASSETS - (0.5)%                       -------------

NET ASSETS - 100.0%                    $947,008,772
                                      =============

(a) Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2004. The maturity date represents the actual maturity date. However, for purposes of Rule 2a-7, maturity is the next interest reset date at which time the security can be put back to the issuer.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

   SHARES OR
   PRINCIPAL
    AMOUNT                                  VALUE
--------------                            ----------
MUNICIPAL BONDS - 91.1%
ALABAMA - 1.6%
   2,400,000    City of Birmingham,       $2,400,000
                1.72%, 10/1/15,
                (AMBAC Insured) (b)
   2,050,000    Mobile GO,                 2,042,260
                0.00%, 2/15/05, (MBIA
                Insured)
   5,200,000    Mobile Industrial          5,200,000
                Development Board
                Dock & Wharf Revenue,
                1.66%, 6/1/32, (LOC
                Bayerische
                Landesbank) (b)
   3,265,000    Mobile Industrial          3,265,000
                Development Board
                Dock & Wharf Revenue,
                1.69%, 6/1/32, (LOC
                Wachovia Bank) (b)
   2,345,000    University of Alabama      2,345,000
                Revenue,                  ----------
                1.61%, 9/1/31,
                (AMBAC Insured) (b)
                                          15,252,260
                                          ----------
ALASKA - 0.5%
   5,100,000    North Slope Boro,          5,038,426
                0.00%, 6/30/05, (FSA      ----------
                Insured)
ARIZONA (1.6%)
  11,600,000    Apache County IDR,        11,600,000
                1.75%, 12/15/18, (LOC
                Credit Suisse First
                Boston) (b)
   1,110,000    Glendale Arizona IDR,      1,110,000
                1.71%, 12/1/14, (LOC
                Wells Fargo Bank) (b)
   3,000,000    Phoenix IDA,               3,000,000
                1.72%, 10/1/29,           ----------
                (FHLMC Insured) (b)

                                          15,710,000
                                          ----------
CALIFORNIA - 8.1%
     800,000    City of Irvine Ranch         800,000
                Water District,
                1.73%, 8/1/16, (LOC
                Landesbank) (b)


   SHARES OR
   PRINCIPAL
    AMOUNT                                  VALUE
--------------                            ----------
     470,000    Irvine Improvement        $  470,000
                Bond, 1.73%, 9/2/25,
                (LOC Bank of
                America) (b)
   5,600,000    Los Angeles Regional       5,600,000
                Airports (LAX),
                1.70%, 12/1/25, (LOC
                Societe Generale) (b)
  10,900,000    Los Angeles Unified       10,900,000
                School District (Belmont
                Learning Complex),
                1.63%, 12/1/17, (LOC
                Bank of New York) (b)
  15,500,000    Orange County             15,500,000
                Apartment
                Development Revenue
                (Bear Brand
                Apartments), 1.66%,
                11/1/07, (LOC Freddie
                Mac) (b)
  11,700,000    Orange County             11,700,000
                Development Revenue
                (Seaside Meadow),
                1.66%, 8/1/08, (LOC
                Freddie Mac) (b)
   7,500,000    Southern California        7,500,000
                Public Power,
                1.67%, 7/1/17,
                (AMBAC Insured) (b)
   6,500,000    State Department Water     6,500,000
                Reservoir Revenue,
                1.65%, 5/1/22, (LOC
                Landesbank
                Hessen-Thuringen) (b)
   2,800,000    State GO,                  2,800,000
                1.73%, 5/1/33, (LOC
                Westlandesbank) (b)
  15,000,000    Statewide Communities     15,000,000
                Development Authority
                Events (Motion Picture
                & TV), 1.63%, 3/1/31,
                (LOC BNP Paribas) (b)
   1,700,000    Statewide IDA,             1,700,000
                1.66%, 8/15/32,           ----------
                (AMBAC Insured) (b)

                                          78,470,000
                                          ----------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                  VALUE
--------------                            ----------
COLORADO - 4.5%
   3,400,000    Adams County IDR,         $3,400,000
                1.69%, 11/1/08, (LOC
                Citigroup) (b)
   1,000,000    Aurora Centretech          1,000,000
                Metro District,
                1.30%, 12/1/28, (LOC
                Banque Nationale
                Paris) (b)
   1,430,000    Colorado Springs           1,430,000
                Revenue (Pikes Peak
                Mental Health),
                1.71%, 3/15/23, (LOC
                Wells Fargo Bank) (b)
   3,900,000    Douglas County MFHR        3,900,000
                (Autumn Chase),
                1.69%, 12/1/29, (LOC
                Freddie Mac) (b)
   3,105,000    Interstate South Metro     3,105,000
                District,
                1.20%, 11/1/13, (LOC
                Banque Nationale de
                Paris) (b)
   1,120,000    Jefferson County           1,120,000
                Revenue,
                1.71%, 6/1/10, (LOC
                Wells Fargo Bank) (b)
   2,310,000    NBC Metropolitan           2,310,000
                District,
                1.79%, 12/1/30, (LOC
                U.S. Bank) (b)
   7,400,000    Pinery West Metro          7,400,000
                District,
                1.20%, 12/1/32, (LOC
                U.S. Bank) (b)
     300,000    State Educational &          300,000
                Cultural Facilities
                Authority (Regis Jesuit
                High School), 1.71%,
                12/1/33, (LOC Wells
                Fargo Bank) (b)
   1,505,000    State Educational &        1,505,000
                Cultural Facilities
                Authority (Rocky
                Mountain Shambhala
                Center), 1.71%, 1/1/21,
                (LOC Wells Fargo
                Bank) (b)

   SHARES OR
   PRINCIPAL
    AMOUNT                                  VALUE
--------------                            ----------
   1,250,000    State Health Facilities   $1,250,000
                Authority Revenue
                (Arapahoe House
                Project), 1.76%, 4/1/24,
                (LOC Wells Fargo) (b)
  11,500,000    State Health Facilities   11,500,000
                Authority Revenue
                (Exempla),
                1.61%, 1/1/33, (LOC
                U.S. Bank) (b)
   2,047,000    State Health Facilities    2,047,000
                Authority Revenue
                (North Colorado
                Medical Center),
                1.61%, 5/15/20, (MBIA
                Insured) (b)
     730,000    State Health Facilities      730,000
                Authority Revenue (The
                Visiting Nurse Corp.),
                1.75%, 7/1/22, (LOC
                Wells Fargo Bank) (b)
   2,290,000    Willow Trace Metro         2,290,000
                District,                 ----------
                1.55%, 12/1/31, (LOC
                U.S. Bank) (b)
                                          43,287,000
                                          ----------

DISTRICT OF COLUMBIA - 0.9%
   4,145,000    District Revenue Pooled    4,145,000
                Loan, 1.70%, 1/1/29,
                (LOC Bank of
                America) (b)
   4,400,000    Series D GO,               4,400,000
                1.70%, 6/1/31, (MBIA      ----------
                Insured) (b)

                                           8,545,000
                                          ----------

FLORIDA - 8.4%
   5,300,000    Alachua County Health      5,300,000
                Facilities Authority,
                1.60%, 12/1/26, (MBIA
                Insured) (b)
   9,200,000    Brevard County             9,200,000
                Educational Facilities
                Authority,
                1.70%, 7/1/32, (LOC
                Bank of America) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                   VALUE
--------------                             ----------
   6,100,000    Collier County Health      $6,100,000
                Facilities Authority (The
                Moorings Inc.), 1.69%,
                12/1/24, (LOC Wachovia
                Bank) (b)
   3,600,000    Dade County Water &         3,600,000
                Sewer Systems
                Revenue,
                1.66%, 10/5/22, (FGIC
                Insured) (b)
   1,655,000    Hollywood Water &           1,655,000
                Sewer Revenue,
                2.00%, 10/1/04, (FSA
                Insured)
   3,270,000    Housing Finance             3,270,000
                Agency, 1.60%, 7/1/07,
                (LOC Freddie Mac) (b)
   4,025,000    Jacksonville Health         4,025,000
                Facilities Authority
                Hospital Revenue,
                1.65%, 8/15/19, (MBIA
                Insured) (b)
     290,000    Orange County School          290,000
                Board, 1.73%, 8/1/25,
                (AMBAC Insured) (b)
   3,500,000    Palm Beach County           3,500,000
                Housing Finance
                Authority,
                1.69%, 11/1/07, (LOC
                Credit Suisse First
                Boston) (b)
   8,500,000    Polk County School          8,500,000
                Board, 1.68%, 1/1/28,
                (FSA Insured) (b)
   2,480,000    St. John's County IDA       2,480,000
                Health Care (Glenmore
                St. John's),
                1.69%, 1/1/07, (LOC
                LaSalle Bank) (b)
   4,000,000    St. Johns County            4,000,000
                Housing Finance
                Authority,
                1.68%, 2/15/28, (LOC
                FNMA) (b)
   2,760,000    State Housing Financial     2,760,000
                Agency,
                1.60%, 12/1/05,
                (FHLMC Insured) (b)
  22,525,000    University of South        22,525,000
                Florida,
                1.63%, 10/1/33, (LOC
                Wachovia Bank) (b)

   SHARES OR
   PRINCIPAL
    AMOUNT                                   VALUE
--------------                             ----------
   5,000,000    West Orange Health         $5,000,000
                District Revenue,          ----------
                1.72%, 2/1/22, (LOC
                Suntrust Bank) (b)

                                           82,205,000
                                           ----------

GEORGIA - 6.1%
   5,800,000    Clayton County MFHR         5,800,000
                (BS Partners),
                1.69%, 9/1/26, (LOC
                Fannie Mae) (b)
   1,000,000    DeKalb County               1,000,000
                Development Authority
                Revenue,
                1.69%, 6/1/20, (LOC
                Wachovia Bank) (b)
   6,475,000    DeKalb County Housing       6,475,000
                Authority Revenue,
                1.70%, 1/1/34, (LOC
                FHLMC) (b)
   1,500,000    DeKalb Private Hospital     1,500,000
                Authority (Children's
                Health Care Project),
                1.69%, 12/1/17, (LOC
                Suntrust Bank) (b)
   2,100,000    DeKalb Private Hospital     2,100,000
                Authority (Children's
                Health Care Project),
                1.69%, 12/1/28, (LOC
                Suntrust Bank) (b)
   2,100,000    DeKalb Private Hospital     2,100,000
                Authority (Egleston
                Children's Hospital),
                1.69%, 3/1/24, (LOC
                Suntrust Bank) (b)
   6,000,000    Downtown Savannah           6,000,000
                Authority Revenue,
                1.69%, 10/1/07, (LOC
                Wachovia Bank) (b)
   5,000,000    Fulco Hospital Authority    5,000,000
                Revenue,
                1.69%, 9/1/17, (LOC
                Wachovia Bank) (b)
   5,300,000    Marietta MFHR,              5,300,000
                1.69%, 5/15/07, (FNMA
                Collateralized) (b)
   9,525,000    Marietta MFHR,              9,525,000
                1.68%, 7/1/24, (FNMA
                Collateralized) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                   VALUE
--------------                             ----------
   3,345,000    Metropolitan Atlanta       $3,345,000
                Rapid Transit Authority,
                1.68%, 7/1/25, (LOC
                Bayerische
                Landesbank) (b)
   4,000,000    State Municipal Electric    4,000,000
                Authority,
                1.68%, 1/1/16, (FSA
                Insured) (b)
   7,175,000    State Municipal Electric    7,175,000
                Authority,                 ----------
                1.68%, 1/1/20, (LOC
                Bayerische
                Landesbank) (b)

                                           59,320,000
                                           ----------

IDAHO - 1.4%
   3,595,000    Magic Valley Healthcare     3,595,000
                Systems, Inc.,
                1.71%, 12/1/21, (LOC
                Wells Fargo Bank) (b)
   1,900,000    State Health Facilities     1,900,000
                Revenue (St. Luke's
                Medical Center),
                1.72%, 5/1/22, (LOC
                Harris Trust & Savings
                Bank) (b)
   7,710,000    State Health Facilities     7,710,000
                Revenue (St. Luke's        ----------
                Medical Center),
                1.70%, 7/1/30, (FSA
                Insured) (b)

                                           13,205,000
                                           ----------

ILLINOIS - 5.4%
   9,025,000    City of Elmhurst            9,025,000
                Revenue,
                1.70%, 7/1/18, (LOC
                Dexia Credit Local) (b)
   4,700,000    Galesburg Revenue           4,700,000
                (Knox College),
                1.78%, 3/1/31, (LOC
                LaSalle Bank) (b)
   4,100,000    Jackson Union               4,100,000
                Counties,
                1.64%, 4/1/24, (LOC
                Wachovia Bank) (b)
   4,000,000    State Development           4,000,000
                Finance Authority PCR,
                1.70%, 9/1/08, (LOC
                Bank One) (b)

   SHARES OR
   PRINCIPAL
    AMOUNT                                   VALUE
--------------                             ----------
   1,100,000    State Development          $1,100,000
                Finance Authority PCR,
                1.74%, 11/1/12,
                (Obligor Amoco Oil
                Co.) (b)
   3,800,000    State Development           3,800,000
                Finance Authority
                Revenue,
                1.66%, 5/1/28, (MBIA
                Insured) (b)
   1,000,000    State Health Facilities     1,001,120
                Authority Revenue
                (Hospital Sisters
                Services), 2.00%,
                12/1/04, (FSA Insured)
   3,570,000    State Health Facilities     3,570,000
                Authority Revenue
                (Loyola University
                Health System),
                1.66%, 7/1/24, (MBIA
                Insured) (b)
   6,300,000    State Health Facilities     6,300,000
                Authority Revenue
                (Resurrection Health
                Care), 1.71%, 5/15/29,
                (FSA Insured) (b)
   2,900,000    State Health Facilities     2,900,000
                Authority Revenue
                (Southern Illinois
                Healthcare Inc.),
                1.70%, 3/1/31, (LOC
                Firstar Bank) (b)
   8,500,000    State Toll Highway          8,500,000
                Authority Revenue,
                1.66%, 1/1/10, (MBIA
                Insured) (b)
   3,500,000    State Toll Highway          3,500,000
                Authority Revenue,         ----------
                1.75%, 1/1/17, (FSA
                Insured) (b)

                                           52,496,120
                                           ----------

INDIANA - 0.4%
   2,110,000    State Health Facilities     2,110,000
                Finance Authority
                Revenue (Anthony
                Wayne Rehabilitation
                Center), 1.71%, 2/1/31,
                (LOC Wells Fargo
                Bank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                   VALUE
--------------                            -----------
     200,000    State Health Facilities   $   200,000
                Finance Authority
                Revenue (Capital Access
                Designated Pool),
                1.67%, 1/1/12, (LOC
                Comerica Bank) (b)
   1,205,000    State Health Facilities     1,205,000
                Finance Authority
                Revenue (Capital Access
                Designated Pool),
                1.67%, 4/1/12, (LOC
                Comerica Bank) (b)
     190,000    State Health Facilities       190,000
                Finance Authority
                Revenue (Capital Access
                Designated Pool),
                1.67%, 1/1/16, (LOC
                Comerica Bank) (b)
     350,000    State Health Facilities       350,000
                Finance Authority         -----------
                Revenue (Deaconess
                Hospital), 1.69%,
                1/1/22, (LOC Fifth Third
                Bank) (b)

                                            4,055,000
                                          -----------

IOWA - 6.1%
   1,400,000    Hills Healthcare            1,400,000
                Revenue,
                1.72%, 8/1/32, (LOC
                U.S. Bank) (b)
   6,600,000    Iowa Higher Education,      6,600,000
                1.71%, 11/1/16, (LOC
                Wells Fargo Bank) (b)
     915,000    Iowa Higher Education,        915,000
                1.72%, 11/1/30, (LOC
                LaSalle Bank) (b)
   3,690,000    State Finance Authority     3,690,000
                Revenue (Diocese of
                Sioux City Project),
                1.71%, 3/1/19, (LOC
                Wells Fargo Bank) (b)
   2,405,000    State Finance Authority     2,405,000
                Revenue (Mississippi
                Valley Regional Blood
                Center), 1.71%, 2/1/23,
                (LOC Wells Fargo
                Bank) (b)

   SHARES OR
   PRINCIPAL
    AMOUNT                                   VALUE
--------------                            -----------
   1,500,000    State Finance Authority   $ 1,500,000
                Revenue (Private
                Colleges),
                1.72%, 7/1/24, (LOC
                Wells Fargo) (b)
   3,370,000    State Finance Authority     3,370,000
                Revenue (Putnam
                Museum of History),
                1.71%, 5/1/12, (LOC
                Wells Fargo Bank) (b)
   7,400,000    State Finance Authority     7,400,000
                Revenue (Small Business
                Development),
                1.71%, 11/1/15, (LOC
                E.I. Dupont) (b)
   2,685,000    State Finance Authority     2,685,000
                Revenue (YMCA &
                Rehabilitation Center),
                1.75%, 4/1/25, (LOC
                Bank of America) (b)
   8,335,000    State Higher Education      8,335,000
                Authority Revenue
                (Palmer Chiropractic),
                1.71%, 4/1/27, (LOC
                LaSalle Bank) (b)
  14,220,000    State School               14,366,978
                Corporations,
                3.00%, 6/30/05, (FSA
                Insured)
   2,290,000    Webster County              2,290,000
                Educational Facilities
                Revenue,
                1.71%, 7/1/20, (LOC
                Wells Fargo Bank) (b)
   3,910,000    Woodbury County             3,910,000
                (Siouxland Regional       -----------
                Cancer Center),
                1.71%, 12/1/14, (LOC
                Wells Fargo Bank) (b)

                                           58,866,978
                                          -----------

KENTUCKY - 0.3%
   2,505,000    Breckinridge County         2,505,000
                Lease Program Revenue,    -----------
                1.65%, 12/1/29, (LOC
                U.S. Bank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                   VALUE
--------------                            -----------
LOUISIANA - 1.1%
     500,000    East Baton Rouge PCR,     $   500,000
                1.67%, 11/1/19,
                (Obligor Exxon Mobil
                Corp.) (b)
   2,800,000    Lake Charles Harbor &       2,800,000
                Revenue (Conoco Inc.),
                1.71%, 9/1/29, (LOC
                Bank One) (b)
   1,950,000    South Louisiana Port        1,950,000
                Commission (Marine
                Terminal),
                1.67%, 7/1/21, (LOC
                Bayerische
                Landesbank) (b)
   4,105,000    State Offshore Terminal     4,105,000
                Authority Deepwater
                Port Revenue (Loop LLC
                Project),
                1.69%, 10/1/19, (LOC
                Bank One) (b)
   1,600,000    State Public Facilities     1,600,000
                Authority,                -----------
                1.72%, 12/1/15, (LOC
                Bank of America) (b)

                                           10,955,000
                                          -----------

MAINE - 1.1%
   3,475,000    State Health & Higher       3,475,000
                Education (Bowdoin
                College),
                1.64%, 7/1/25, (LOC
                State Street Bank) (b)
   7,000,000    State Tax Anticipation      7,072,394
                Notes, 3.00%, 6/30/05     -----------

                                           10,547,394
                                          -----------

MARYLAND - 1.7%
  13,050,000    Montgomery County          13,050,000
                Housing Opportunities
                MFHR (Oakwood
                Apartments),
                1.68%, 11/1/07, (LOC
                FHLMC) (b)
   3,000,000    State Health & Higher       3,000,000
                Educational Facilities,   -----------
                1.69%, 4/1/35, (LOC
                First National Bank) (b)

                                           16,050,000
                                          -----------

   SHARES OR
   PRINCIPAL
    AMOUNT                                   VALUE
--------------                            -----------
MASSACHUSETTS - 2.9%
   2,150,000    State Health &            $ 2,150,000
                Educational Facilities
                Authority Revenue,
                1.59%, 10/1/27, (MBIA
                Insured) (b)
     600,000    State Health &                600,000
                Educational Facilities
                Authority Revenue
                (Capital Assets
                Program),
                1.65%, 1/1/19, (MBIA
                Insured) (b)
   3,000,000    State Health &              3,000,000
                Educational Facilities
                Authority Revenue
                (Capital Assets
                Program),
                1.61%, 12/1/29, (LOC
                State Street B&T) (b)
   1,200,000    State Health &              1,200,000
                Educational Facilities
                Authority Revenue
                (Capital Assets
                Program),
                1.72%, 1/1/35, (MBIA
                Insured) (b)
  18,565,000    State Water Resource       18,565,000
                Authority,
                1.65%, 8/1/23, (FGIC
                Insured) (b)
   2,600,000    State Water Resource        2,600,000
                Authority,                -----------
                1.69%, 11/1/26, (FGIC
                Insured) (b)

                                           28,115,000
                                          -----------

MICHIGAN - 3.2%
   7,200,000    City of Detroit Sewer      7,200,000
                Disposal Revenue,
                1.58%, 7/1/23, (MBIA
                Insured) (b)
   1,805,000    City of Detroit Sewer      1,805,000
                Disposal Revenue,
                1.72%, 7/1/29, (MBIA
                Insured) (b)
   1,200,000    Eastern Michigan           1,200,000
                University,
                1.72%, 6/1/27, (FGIC
                Insured) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                   VALUE
--------------                            -----------
     355,000    Ingham County             $   355,000
                Economic Development
                (Martin Luther),
                1.70%, 4/1/22, (LOC
                Bank One) (b)
   6,400,000    State Anticipation          6,400,000
                Notes, 1.68%, 9/15/08,
                (FSA Insured) (b)
   1,680,000    State Housing               1,680,000
                Development Authority
                (Rental Housing),
                1.70%, 4/1/24, (MBIA
                Insured) (b)
   3,100,000    State Strategic Fund        3,100,000
                (Clark Retirement),
                1.70%, 6/1/31, (LOC
                Fifth Third Bank) (b)
   8,735,000    University of Michigan      8,735,000
                Revenue,                  -----------
                1.69%, 4/1/32, (b)

                                           30,475,000
                                          -----------

MINNESOTA - 3.5%
     146,000    Arden Hills Housing &         146,000
                Healthcare Facilities
                Revenue,
                1.77%, 9/1/29, (LOC
                U.S. Bank) (b)
   2,500,000    Brown County Revenue        2,500,000
                (Martin Luther College),
                1.66%, 9/1/24, (LOC
                Wells Fargo) (b)
   2,170,000    City of Maple Grove         2,170,000
                MFHR, 1.66%, 11/1/31,
                (LOC Wells Fargo
                Bank) (b)
   7,570,000    City of Minneapolis         7,570,000
                MFHR, 1.66%, 12/1/27,
                (LOC Wells Fargo
                Bank) (b)
   4,900,000    Litchfield Independent      4,967,305
                School District,
                3.00%, 9/30/05, (SD
                Credit Program Insured)
   1,500,000    Mendota Heights             1,500,000
                Housing Mortgage
                Revenue,
                1.66%, 11/1/31, (LOC
                Wells Fargo Bank) (b)

   SHARES OR
   PRINCIPAL
    AMOUNT                                   VALUE
--------------                            -----------
     940,000    Minneapolis Revenue       $   940,000
                (Catholic Charities
                Projects),
                1.69%, 11/1/16, (LOC
                Wells Fargo Bank) (b)
   8,000,000    St. Cloud Infrastructure    8,000,000
                Management,
                1.66%, 2/1/15, (LOC
                Wells Fargo) (b)
   2,340,000    St. Paul Housing &          2,340,000
                Redevelopment
                Authority Revenue
                (Science Museum
                Project), 1.72%, 5/1/27,
                (LOC First Interstate
                Bank) (b)
     820,000    State Higher Education        820,000
                Facilities Authority
                Revenue (St. Olaf
                College), 1.72%,
                10/1/20, (LOC Harris
                Trust & Savings
                Bank) (b)
   2,800,000    State Higher Education      2,800,000
                Facilities Authority      -----------
                Revenue (William
                Mitchell), 1.71%,
                10/1/33, (LOC U.S.
                Bank) (b)

                                           33,753,305
                                          -----------

MISSISSIPPI - 0.1%
     600,000    Jackson County PCR,           600,000
                1.73%, 6/1/23, (Obligor   -----------
                Chevron Corp.) (b)

MISSOURI - 0.5%
   2,000,000    St. Charles County IDA,     2,000,000
                1.70%, 2/1/29, (LOC
                FNMA) (b)
   1,595,000    State Health &              1,595,000
                Educational Facilities
                Authority,
                1.72%, 6/1/26, (LOC
                Bank of America) (b)
   1,200,000    State Health &              1,200,000
                Educational Facilities    -----------
                Authority,
                1.72%, 11/1/32, (LOC
                Bank of America) (b)

                                            4,795,000
                                          -----------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                   VALUE
--------------                            -----------
NEBRASKA - 0.4%
   3,975,000    Scotts Bluff County       $ 3,975,000
                Hospital Authority
                Revenue,
                1.55%, 12/1/31, (LOC
                GNMA) (b)
     300,000    State Educational             300,000
                Finance Authority         -----------
                Revenue,
                1.72%, 3/1/33, (LOC
                U.S. Bancorp) (b)

                                            4,275,000
                                          -----------

NEVADA - 0.1%
   1,100,000    Clark County Airport        1,100,000
                Revenue,                  -----------
                1.66%, 7/1/25, (LOC
                Westdeutsche
                Landesbank) (b)

NEW HAMPSHIRE - 0.3%
     985,000    State Health &                985,000
                Educational Facilities
                Revenue,
                1.70%, 7/1/21, (LOC JP
                Morgan Chase Bank) (b)
   2,000,000    State Health &              2,000,000
                Educational Facilities    -----------
                Revenue,
                1.69%, 8/1/31, (FSA
                Insured) (b)

                                            2,985,000
                                          -----------

NEW JERSEY - 0.0%
     305,000    State Economic                305,000
                Development Authority     -----------
                Revenue,
                1.69%, 1/15/18, (LOC
                Citibank) (b)

NEW YORK - 2.9%
   5,700,000    Jay Street Development      5,700,000
                Corporation State
                Courts Facilities Lease
                Revenue, 1.69%,
                5/1/21, (LOC Toronto
                Dominion Bank) (b)

   SHARES OR
   PRINCIPAL
    AMOUNT                                   VALUE
--------------                            -----------
  10,300,000    Metropolitan              $10,300,000
                Transportation
                Authority,
                1.63%, 11/1/26,
                (AMBAC Insured) (b)
   1,400,000    New York City GO,           1,400,000
                1.70%, 8/15/09, (MBIA
                Insured) (b)
   1,000,000    New York City GO,           1,000,000
                1.77%, 8/1/14, (MBIA
                Insured) (b)
     500,000    New York City GO,             500,000
                1.73%, 8/1/17, (LOC
                Morgan Guaranty
                Trust) (b)
     940,000    New York City GO,             940,000
                1.66%, 8/1/21, (LOC JP
                Morgan Chase Bank) (b)
   1,000,000    New York City GO,           1,000,000
                1.66%, 8/15/21, (LOC
                Morgan Trust) (b)
   3,500,000    New York City               3,500,000
                Municipal Water
                Finance Authority
                Revenue, 1.73%,
                6/15/23, (FGIC
                Insured) (b)
   3,500,000    State Energy Research &     3,500,000
                Development Authority     -----------
                PCR, 1.66%, 10/1/14,
                (FGIC Insured) (b)

                                           27,840,000
                                          -----------

NORTH CAROLINA - 3.2%
   9,365,000    Charlotte Airport           9,365,000
                Revenue, Series A,
                1.66%, 7/1/16, (MBIA
                Insured) (b)
   2,300,000    City of Greensboro          2,300,000
                Enterprise System
                Revenue,
                1.65%, 6/1/24, (b)
   2,165,000    State Educational           2,165,000
                Facilities Agency
                Revenue,
                1.68%, 1/1/19, (LOC
                Bank of America) (b)
   3,100,000    State Medical Care          3,100,000
                Commission Revenue,
                1.69%, 10/1/16, (LOC
                Wachovia Bank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                    VALUE
--------------                             -----------
  13,600,000    State Medical Care         $13,600,000
                Commission Revenue,        -----------
                1.66%, 11/1/32, (LOC
                Suntrust Bank) (b)

                                            30,530,000
                                           -----------

NORTH DAKOTA - 0.2%
   1,575,000    Ward County Health           1,575,000
                Care Facilities Revenue    -----------
                (Trinity Group),
                1.77%, 7/1/29, (LOC
                U.S. Bank) (b)

OHIO - 1.2%
   2,665,000    Franklin County              2,665,000
                Hospital Revenue
                (OhioHealth),
                1.69%, 12/1/28, (LOC
                National City Bank) (b)
   8,619,000    Warren County Health         8,619,000
                Care Facilities Revenue    -----------
                (Otterbein Homes
                Project), 1.73%, 7/1/23,
                (LOC Fifth Third
                Bank) (b)

                                            11,284,000
                                           -----------

OREGON - 1.0%
   5,415,000    State Health &               5,415,000
                Education Revenue,
                1.72%, 12/1/15, (LOC
                U.S. Bank) (b)
   4,000,000    Tri-County Metropolitan      4,000,000
                Transportation District,   -----------
                1.72%, 12/1/21, (LOC
                Bayerische
                Landesbank) (b)

                                             9,415,000
                                           -----------

PENNSYLVANIA - 1.4%
   2,500,000    Delaware Valley Finance      2,500,000
                Authority,
                1.69%, 12/1/20, (LOC
                Toronto Dominion) (b)
     400,000    Emmaus General                 400,000
                Authority Revenue,
                1.73%, 3/1/24, (LOC
                Goldman Sachs) (b)

   SHARES OR
   PRINCIPAL
    AMOUNT                                    VALUE
--------------                             -----------
  10,300,000    Montgomery County          $10,300,000
                Redevelopment
                Authority,
                1.69%, 8/15/31, (LOC
                FNMA) (b)
     475,000    Schuylkill County IDA,         475,000
                1.72%, 12/1/22, (LOC       -----------
                Dexia Group) (b)

                                            13,675,000
                                           -----------

RHODE ISLAND - 0.5%
   4,350,000    State Health &               4,350,000
                Education Building         -----------
                Corporation,
                1.64%, 7/1/31, (LOC
                Bank of New York) (b)

SOUTH CAROLINA - 1.7%
   2,800,000    Florence County              2,800,000
                Hospital Revenue
                (McLeod Regional
                Medical Center),
                1.72%, 11/1/15, (FGIC
                Insured) (b)
   3,900,000    State Job Development        3,900,000
                Authority (Catholic
                Diocese),
                1.75%, 9/1/18, (LOC
                Bank of America) (b)
   1,090,000    State Job Development        1,090,000
                Authority (Orangeburg
                Regional Medical
                Center), 1.66%,
                2/15/28, (AMBAC
                Insured) (b)
   8,600,000    State MFHR (Charleston       8,600,000
                Rental Housing),           -----------
                1.69%, 8/1/31, (FHLMC
                Insured) (b)

                                            16,390,000
                                           -----------

SOUTH DAKOTA - 0.3%
   2,810,000    Lower Brule Sioux Tribe,     2,810,000
                1.71%, 12/1/11, (LOC       -----------
                Wells Fargo Bank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                    VALUE
--------------                             -----------
TENNESSEE - 1.6%
   4,090,000    Clarksville Public         $ 4,090,000
                Building Authority
                Revenue,
                1.70%, 11/1/27, (LOC
                Bank of America) (b)
   1,100,000    Hamilton County IDR          1,100,000
                (Aquarium),
                1.70%, 3/1/15, (LOC
                Bank of America) (b)
   6,500,000    Jackson Energy               6,500,000
                Authority Wastewater
                Systems Revenue,
                1.70%, 12/1/22, (FSA
                Insured) (b)
   3,305,000    Metropolitan                 3,305,000
                Government Nashville &     -----------
                Davidson County,
                1.70%, 8/1/18, (LOC
                Bank of America) (b)

                                            14,995,000
                                           -----------

TEXAS - 7.1%
   1,050,000    Austin County Industrial     1,050,000
                Development
                Corporation,
                1.69%, 12/1/14, (LOC
                Bank One) (b)
   2,300,000    Bexar County Housing         2,300,000
                Financial Authority,
                1.72%, 9/15/26, (LOC
                FNMA) (b)
   2,720,000    City of Brownsville          2,720,000
                Utility Systems Revenue,
                1.70%, 9/1/27, (MBIA
                Insured) (b)
   5,000,000    City of Dallas Regulated     5,018,738
                Apartment Revenue,
                5.50%, 11/1/04, (MBIA
                Insured)
   8,065,000    Gulf Coast IDA,              8,065,000
                1.25%, 6/1/25, (Obligor
                BP Amoco) (b)
   3,400,000    Gulf Coast Waste             3,400,000
                Disposal Authority
                Control Revenue,
                1.61%, 10/1/24,
                (Obligor BP Amoco) (b)

   SHARES OR
   PRINCIPAL
    AMOUNT                                    VALUE
--------------                             -----------
   3,300,000    Harris County Health       $ 3,300,000
                Facilities Authority
                Revenue,
                1.22%, 10/13/04,
                (MBIA Insured) (b)
     975,000    Harris County Health           975,000
                Facilities Authority
                Revenue,
                1.75%, 10/1/29, (MBIA
                Insured) (b)
   1,000,000    Harris County Industrial     1,000,000
                Development
                Corporation PCR,
                1.61%, 3/1/24, (Obligor
                Exxon Mobil Corp.) (b)
   1,700,000    San Antonio Health           1,700,000
                Facilities Authority
                Revenue (Clinical
                Foundation Project),
                1.71%, 6/1/20, (LOC
                Wells Fargo Bank) (b)
   1,100,000    Splendora Higher             1,100,000
                Education Facilities
                Revenue,
                1.71%, 12/1/26, (LOC
                Wells Fargo) (b)
   6,700,000    State Public Finance         6,669,619
                Authority Revenue,
                0.00%, 2/1/05, (MBIA
                Insured)
   1,615,000    State Public Finance         1,615,000
                Authority Revenue,
                5.75%, 10/1/11, (MBIA
                Insured)
  25,000,000    State Tax & Revenue         25,315,013
                Anticipation Notes,
                3.00%, 8/31/05
   4,000,000    Tarrant County Housing       4,000,000
                Finance Corp. Revenue,     -----------
                1.68%, 2/15/28, (FNMA
                Insured) (b)
                                            68,228,370
                                           -----------

UTAH - 2.5%
   3,500,000    Intermountain Power         3,500,000
                Agency Power Supply
                Revenue,
                1.24%, 7/1/18,
                (AMBAC Insured) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                    VALUE
--------------                             -----------
   2,505,000    Provo Municipal            $ 2,505,000
                Building Authority
                Lease, 1.71%, 5/1/12,
                (LOC Wells Fargo
                Bank) (b)
  12,545,000    Salt Lake City Revenue,     12,545,000
                1.71%, 12/1/21, (LOC
                Wells Fargo) (b)
   5,400,000    South Jordan Municipal       5,400,000
                Building Authority Lease   -----------
                Revenue,
                1.71%, 2/1/29, (LOC
                BNP Paribas) (b)

                                            23,950,000
                                           -----------

VIRGINIA - 0.8%
   3,170,000    Alexandria IDA (Pooled       3,170,000
                Loan Project),
                1.70%, 7/1/26, (LOC
                Bank of America) (b)
   2,390,000    Hampton                      2,390,000
                Redevelopment &
                Housing Authority
                MFHR (Shoreline
                Apartments Project),
                1.68%, 12/1/19,
                (FHLMC Insured) (b)
   1,380,000    Louisa County IDA,           1,380,000
                1.70%, 1/1/20, (LOC
                Bank of America) (b)
   1,000,000    Peninsula Ports              1,000,000
                Authority Coalition        -----------
                Term Revenue
                (Dominion Term
                Project), 1.66%, 7/1/16,
                (LOC Citibank) (b)

                                             7,940,000
                                           -----------

WASHINGTON - 4.5%
   4,500,000    Seattle Water System         4,500,000
                Revenue,
                1.56%, 9/1/25, (LOC
                Bayerische
                Landesbank) (b)
   6,000,000    Snohomish County             6,000,000
                Public Utility,
                1.68%, 12/1/19, (FSA
                Insured) (b)

   SHARES OR
   PRINCIPAL
    AMOUNT                                    VALUE
--------------                             -----------
   4,700,000    State Housing &            $ 4,700,000
                Finance Commission
                (Evergreen School
                Project), 1.71%, 7/1/28,
                (LOC Wells Fargo
                Bank) (b)
   3,500,000    State Housing &              3,500,000
                Finance Commission
                (Pioneer Human
                Services), 1.75%, 8/1/19,
                (LOC U.S. Bank) (b)
   1,100,000    State Housing &              1,100,000
                Finance Commission
                (Riverview Retirement
                Project), 1.74%, 7/1/22,
                (LOC U.S. Bank) (b)
   4,500,000    State Housing &              4,500,000
                Finance Commission
                (Rockwood Retirement
                Home), 1.75%, 1/1/30,
                (LOC Wells Fargo
                Bank) (b)
   1,000,000    State Housing &              1,000,000
                Finance Commission
                Nonprofit Housing
                Revenue (Christa
                Ministries),
                1.74%, 7/1/11, (LOC
                U.S. Bank) (b)
   1,000,000    State Housing &              1,000,000
                Finance Commission
                Nonprofit Revenue
                (Overlake School
                Project),
                1.71%, 10/1/29, (LOC
                Wells Fargo Bank) (b)
   1,900,000    State Housing Finance        1,900,000
                Commission Nonprofit
                Revenue,
                1.64%, 12/1/23, (LOC
                Bank of America) (b)
   6,205,000    State Public Power           6,205,000
                Supply, 1.66%, 7/1/12,
                (MBIA Insured) (b)
   9,190,000    State Public Power           9,190,000
                Supply, 1.68%, 7/1/18,     -----------
                (LOC JP Morgan Chase
                Bank) (b)

                                            43,595,000
                                           -----------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL
    AMOUNT                                    VALUE
--------------                             -----------
WISCONSIN - 1.8%
   2,700,000    State Health &             $ 2,700,000
                Educational Facilities
                Authority Revenue
                (Gundersen Lutheran),
                1.72%, 12/1/15, (FSA
                Insured) (b)
     200,000    State Health &                 200,000
                Educational Facilities
                Authority Revenue
                (Gundersen Lutheran),
                1.72%, 12/1/29, (FSA
                Insured) (b)
     650,000    State Health &                 650,000
                Educational Facilities
                Authority Revenue
                (Meriter Hospital),
                1.77%, 12/1/32, (LOC
                Marshall & Ilsley
                Bank) (b)
   1,600,000    State Health &               1,600,000
                Educational Facilities
                Authority Revenue
                (ProHealth Inc.), 1.72%,
                8/15/30, (AMBAC
                Insured) (b)
   1,100,000    State Health &               1,100,000
                Educational Facilities
                Authority Revenue (St.
                John's United Church),
                1.72%, 2/1/30, (LOC
                Firstar Bank) (b)
   4,000,000    State Health &               4,000,000
                Educational Facilities
                Authority Revenue
                (University of Wisconsin
                Medical Foundation),
                1.64%, 5/1/30, (LOC
                LaSalle Bank) (b)
   7,400,000    State Health &               7,400,000
                Educational Facilities     -----------
                Authority Revenue
                (Wheaton Franciscan),
                1.69%, 8/15/16, (FSA
                Insured) (b)

                                            17,650,000
                                           -----------

   SHARES OR
   PRINCIPAL
    AMOUNT                                    VALUE
--------------                             -----------
WYOMING - 0.2%
     700,000    Kemmerer PCR (Exxon        $   700,000
                Project),
                1.61%, 11/1/14,
                (Obligor Exxon Mobil
                Corp.) (b)
     550,000    Lincoln County PCR             550,000
                (Exxon Project),
                1.61%, 11/1/14,
                (Obligor Exxon Mobil
                Corp.) (b)
     500,000    Sweetwater County              500,000
                PCR (Pacificorp Project),  -----------
                1.80%, 1/1/14, (LOC
                Bank One) (b)

                                             1,750,000
                                           -----------

TOTAL MUNICIPAL BONDS                      878,888,853
                                           -----------

COMMERCIAL PAPER - 8.9%
CALIFORNIA - 2.1%
  20,000,000    Public Utilities            20,000,000
                Commission of San          -----------
                Francisco,
                1.14%, 11/9/04, (LOC
                Bayerische Landesbank)

FLORIDA - 3.0%
   7,500,000    Intermountain Power,         7,500,000
                1.42%, 12/6/04, (LOC
                Bank of Nova Scotia
                and Bank of America)
   5,500,000    Pinellas County              5,500,000
                Educational Facilities
                Authority,
                1.13%, 10/18/04, (LOC
                Wachovia Bank)
   5,808,000    State Municipal Power        5,808,000
                Agency,                    -----------
                1.20%, 10/19/04, (LOC
                Wachovia Bank)
  10,000,000    State Municipal Power       10,000,000
                Agency,                    -----------
                1.40%, 11/17/04, (LOC
                Wachovia Bank)

                                            28,808,000
                                           -----------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

            SHARES OR
            PRINCIPAL
             AMOUNT                            VALUE
--------------------------------           ------------
LOUISIANA - 3.8%
  14,000,000    State Public Facilities    $ 14,000,000
                Authority,
                1.14%, 10/19/04,
                (AMBAC Insured)
  13,000,000    State Public Facilities      13,000,000
                Authority,
                1.19%, 10/19/04,
                (AMBAC Insured)
  10,000,000    State Public Facilities      10,000,000
                Authority,                 ------------
                1.14%, 11/2/04,
                (AMBAC Insured) (b)

                                             37,000,000
                                           ------------

TOTAL COMMERCIAL PAPER                       85,808,000
                                           ------------

INVESTMENT COMPANIES - 0.3%
   3,156,558    Federated Tax Exempt          3,156,558
                Money Market Fund          ------------

TOTAL INVESTMENT COMPANIES                    3,156,558
                                           ------------

TOTAL INVESTMENTS                           967,853,411
(Cost $967,853,411) (a) - 100.3%

LIABILITIES IN EXCESS OF OTHER               (3,098,158)
ASSETS - (0.3)%                            ------------

NET ASSETS - 100.0%                        $964,755,253
                                           =============

(a) Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2004. The maturity date represents the actual maturity date. However, for purposes of Rule 2a-7, maturity is the next interest reset date at which time the security can be put back to the issuer.
(c) Portfolio abbreviations:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GO - General Obligation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
ISD - Independent School District
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue
PSF - Permanent School Fund

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Prime Money Market Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

 SHARES OR
 PRINCIPAL
  AMOUNT                                      VALUE
------------                               ------------
COMMERCIAL PAPER - 67.0%
ASSET BACKED - 27.4%
  28,000,000    Amsterdam Funding          $ 27,951,824
                Corp., 1.63%, 11/8/04
  17,000,000    CXC Inc.,                    16,981,867
                1.61%, 10/25/04
  18,000,000    Edison Asset                 17,975,045
                Securitization,
                1.73%, 11/1/04
  14,000,000    Edison Asset                 13,951,700
                Securitization,
                1.80%, 12/9/04
  13,000,000    Falcon Asset                 12,950,979
                Securitization,
                1.81%, 12/15/04
  20,000,000    ING Funding LLC,             19,927,406
                1.60%, 12/13/04
  16,000,000    Nieuw Amsterdam              15,932,444
                Receivables Corp.,
                1.90%, 12/20/04
  21,000,000    Preferred Receivables        20,949,647
                Funding Corp.,
                1.66%, 11/22/04
  29,100,000    Windmill Funding             29,078,288
                Corp., 1.59%, 10/18/04     ------------

                                            175,699,200
                                           ------------

BANKS - DOMESTIC - 2.6%
  16,774,000    River Fuel Co.,              16,765,799
                1.60%, 10/12/04            ------------

BANKS - FOREIGN - 7.1%
  17,000,000    Northern Rock PLC,           16,935,003
                1.86%, 12/14/04
  29,000,000    UBS Finance,                 28,978,500
                1.57%, 10/18/04            ------------

                                             45,913,503
                                           ------------

EDUCATION - 1.9%
  12,174,000    Leyland Stanford Jr.         12,143,352
                University,                ------------
                1.71%, 11/23/04

FINANCE - AUTOMOTIVE - 3.9%
  25,000,000    Toyota Motor Credit          24,918,875
                Corp., 1.77%, 12/6/04      ------------

FINANCE - DIVERSIFIED - 2.5%
  16,000,000    Household Finance            15,984,880
                Corp., 1.62%, 10/22/04     ------------

GOVERNMENT - DOMESTIC - 3.0%
  19,500,000    Private Export Funding       19,435,764
                Corp., 1.78%, 12/7/04      ------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                     VALUE
------------                               ------------
HOUSEHOLD PRODUCTS - 3.1%
  20,000,000    Proctor & Gamble Co.,      $ 19,990,000
                1.50%, 10/13/04            ------------
INSURANCE - 9.9%
   9,000,000    AIG Funding, Inc.,            8,976,105
                1.77%, 11/24/04
  30,000,000    Marsh & McLennan,            29,975,700
                1.62%, 10/19/04
  15,000,000    Prudential Funding           14,983,542
                Corp., 1.58%, 10/26/04
  10,000,000    Prudential Funding            9,980,983
                Corp., 1.64%, 11/12/04     ------------

                                             63,916,330
                                           ------------

MANUFACTURING - 1.7%
  11,000,000    BMW US Capital LLC,          11,000,000
                1.86%, 10/1/04             ------------

PHARMACEUTICALS - 3.9%
  25,000,000    Glaxosmithkline PLC,         24,935,722
                1.78%, 11/22/04            ------------

TOTAL COMMERCIAL PAPER                      430,703,425
                                           ------------

CORPORATE BONDS - 11.3%
FINANCE - AUTOMOTIVE - 5.0%
  20,000,000    American Honda               19,961,650
                Finance,
                1.77%, 11/9/04
  12,220,000    American Honda               12,227,997
                Finance,                   ------------
                1.70%, 7/22/05, (b)

                                             32,189,647
                                           ------------

FINANCE - DIVERSIFIED - 6.3%
  13,000,000    American Express Credit      13,005,012
                Corp.,
                1.96%, 12/27/04, (b)
   2,500,000    Goldman Sachs Group,          2,549,122
                Inc., 7.50%, 1/28/05
  25,000,000    Merrill Lynch & Co.,         25,034,199
                1.75%, 7/1/05, (b)         ------------

                                             40,588,333
                                           ------------

TOTAL CORPORATE BONDS                        72,777,980
                                           ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.4%
FEDERAL HOME LOAN BANK - 8.7%
  11,000,000    1.60%, 10/29/04              10,986,311
  10,000,000    1.50%, 3/1/05                10,000,000
  10,000,000    1.40%, 4/1/05                 9,997,427
  10,000,000    1.35%, 4/29/05               10,000,000
  15,000,000    1.50%, 5/4/05                15,000,000
                                           ------------
                                             55,983,738
                                           ------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Prime Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                     VALUE
------------                               ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.7%
   6,000,000    1.53%, 10/20/04            $  5,995,187
   5,000,000    1.81%, 5/27/05                5,000,000
                                           ------------
                                             10,995,187
                                           ------------

TOTAL U.S. GOVERNMENT AGENCY                 66,978,925
OBLIGATIONS                                ------------

CERTIFICATES OF DEPOSIT - 9.5%
BANKS - DOMESTIC - 0.1%
     850,000    Harris Trust & Savings,         849,988
                1.58%, 10/4/04             ------------

BANKS - FOREIGN - 9.4%
  20,000,000    Bank of Scotland,            19,999,057
                1.71%, 11/29/04, (b)
  18,500,000    Barclays Bank PLC,           18,499,612
                1.65%, 11/8/04, (b)
  22,000,000    Deutsche Bank,               22,000,000
                1.80%, 12/9/04             ------------

                                             60,498,669
                                           ------------

TOTAL CERTIFICATES OF DEPOSIT                61,348,657
                                           ------------

MUNICIPAL BONDS - 1.7%
TAXABLE MUNICIPAL - 1.7%
  10,705,000    State of Texas,              10,705,000
                1.84%, 6/1/23, (b)         ------------

TOTAL MUNICIPAL BONDS                        10,705,000
                                           ------------

INVESTMENT COMPANIES - 0.8%
   5,344,009    Wells Fargo Prime             5,344,009
                Investment Money Market    ------------
                Fund, Investor Class

TOTAL INVESTMENT COMPANIES                    5,344,009
                                           ------------

TOTAL INVESTMENTS                           647,857,996
(Cost $647,857,996) (a) - 100.7%
LIABILITIES IN EXCESS OF OTHER               (4,786,910)
ASSETS - (0.7)%                            ------------

NET ASSETS - 100.0%                        $643,071,086
                                           ============

(a) Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2004. The maturity date represents the actual maturity date. However, for purposes of Rule 2a-7, maturity is the next interest reset date at which time the security can be put back to the issuer.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

 SHARES OR
 PRINCIPAL
  AMOUNT                                      VALUE
------------                               ------------

MUNICIPAL BONDS - 91.3%
ALABAMA - 0.8%
   3,000,000    Mobile Industrial          $  3,000,000
                Development Board
                Dock & Wharf Revenue,
                1.69%, 6/1/32, (LOC
                Wachovia Bank) (b)
     250,000    Stevenson Industrial            250,000
                Development Board          ------------
                Environmental Revenue,
                1.68%, 11/1/11, (LOC
                JP Morgan Chase
                Bank) (b)

                                              3,250,000
                                           ------------

ALASKA - 2.0%
   3,000,000    North Slope Boro,             2,963,780
                0.00%, 6/30/05, (FSA
                Insured)
   3,225,000    Valdez Marine Terminal        3,225,000
                Revenue,
                1.61%, 10/1/25,
                (Obligor Exxon Mobil
                Corp.) (b)
   1,400,000    Valdez Marine Terminal        1,400,000
                Revenue,                   ------------
                1.61%, 12/1/29,
                (Obligor Exxon Mobil
                Corp.) (b)

                                              7,588,780
                                           ------------

ARIZONA - 2.0%
   1,300,000    Apache County IDR,            1,300,000
                1.75%, 12/15/18, (LOC
                Bank of New York) (b)
   1,400,000    Apache County IDR,            1,400,000
                1.75%, 12/15/18, (LOC
                Credit Suisse First
                Boston) (b)
   3,535,000    Maricopa County               3,624,076
                Arizona University
                School District,
                5.00%, 7/1/05, (FGIC
                Insured)
   1,400,000    Phoenix IDA,                  1,400,000
                1.71%, 4/1/28, (LOC        ------------
                Wells Fargo Bank) (b)

                                              7,724,076
                                           ------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                       VALUE
------------                               ------------
CALIFORNIA - 7.4%
     250,000    Health Care Facilities     $    250,000
                Financing Authority
                Revenue (Scripps
                Memorial Hospital),
                1.60%, 12/1/15, (MBIA
                Insured) (b)
   1,500,000    Irvine Improvement            1,500,000
                Bond, 1.73%, 9/2/25,
                (LOC Bank of
                America) (b)
     500,000    Irvine Ranch Water              500,000
                District,
                1.73%, 11/15/13, (LOC
                Landesbank
                Hessen-Thuringen) (b)
   3,600,000    Kern Water Bank               3,600,000
                Authority Revenue,
                1.57%, 7/1/28, (LOC
                Wells Fargo Bank) (b)
     700,000    Los Angeles Regional            700,000
                Airports (LAX),
                1.70%, 12/1/25, (LOC
                Societe Generale) (b)
     800,000    Los Angeles Unified             800,000
                School District (Belmont
                Learning Complex),
                1.63%, 12/1/17, (LOC
                Bank of New York) (b)
   6,500,000    Orange County                 6,500,000
                Apartment
                Development Revenue
                (Bear Brand
                Apartments), 1.66%,
                11/1/07, (LOC Freddie
                Mac) (b)
  12,100,000    State Department Water       12,100,000
                Reservoir Revenue,
                1.65%, 5/1/22, (LOC
                Landesbank
                Hessen-Thuringen) (b)
   2,500,000    State Department Water        2,500,000
                Reservoir Revenue,
                1.69%, 5/1/22, (FSA
                Insured) (b)
      70,000    Statewide Communities            70,000
                Development Authority      ------------
                Events (Motion Picture
                & TV), 1.63%, 3/1/31,
                (LOC BNP Paribas) (b)
                                             28,520,000
                                           ------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                      VALUE
------------                               ------------
COLORADO - 6.7%
   1,000,000    Castlewood Ranch           $  1,000,000
                Metropolitan District,
                1.15%, 12/1/34, (LOC
                U.S. Bank) (b)
     570,000    Colorado Springs                570,000
                Revenue (Pikes Peak
                Mental Health),
                1.71%, 3/15/23, (LOC
                Wells Fargo Bank) (b)
   1,110,000    Colorado Springs              1,110,000
                Revenue (YMCA Pikes
                Peak), 1.71%, 11/1/22,
                (LOC Wells Fargo
                Bank) (b)
   1,600,000    Crystal Valley                1,600,000
                Metropolitan District,
                1.71%, 5/1/32, (LOC
                Wells Fargo Bank) (b)
   1,600,000    Denver City & County          1,600,000
                Convention Center,
                1.70%, 9/1/25, (FSA
                Insured) (b)
     600,000    Douglas County MFHR             600,000
                (Autumn Chase),
                1.69%, 12/1/29, (LOC
                Freddie Mac) (b)
   2,545,000    Dove Valley                   2,545,000
                Metropolitan District
                (Arapahoe County),
                1.20%, 11/1/21, (LOC
                BNP Paribas) (b)
   1,600,000    State Educational &           1,600,000
                Cultural Facilities
                Authority (Regis Jesuit
                High School), 1.71%,
                12/1/33, (LOC Wells
                Fargo Bank) (b)
   1,500,000    State Educational &           1,500,000
                Cultural Facilities
                Authority (Denver Art
                Museum), 1.71%,
                1/1/33, (LOC Wells
                Fargo Bank) (b)

 SHARES OR
 PRINCIPAL
  AMOUNT                                      VALUE
------------                               ------------
   2,400,000    State Educational &        $  2,400,000
                Cultural Facilities
                Authority (Denver
                Seminary), 1.71%,
                7/1/24, (LOC Wells
                Fargo Bank) (b)
   1,900,000    State Health Facilities       1,900,000
                Authority Revenue
                (Craig Hospital), 1.71%,
                12/1/20, (LOC Wells
                Fargo Bank) (b)
   7,400,000    State Health Facilities       7,400,000
                Authority Revenue
                (Exempla),
                1.61%, 1/1/33, (LOC
                U.S. Bank) (b)
   2,070,000    Superior/McCaslin             2,070,000
                Interchange                ------------
                Metropolitan District,
                1.10%, 11/15/24, (LOC
                U.S. Bank) (b)

                                             25,895,000
                                           ------------

DISTRICT OF COLUMBIA - 2.1%
   8,100,000    Series D GO,                  8,100,000
                1.70%, 6/1/31, (MBIA       ------------
                Insured) (b)

FLORIDA - 4.4%
   2,200,000    Broward County                2,200,000
                Educational Facility
                Authority Revenue
                (Nova Southeastern
                University),
                1.76%, 4/1/24, (LOC
                Bank of America) (b)
     900,000    Collier County Health           900,000
                Facilities Authority (The
                Moorings Inc.), 1.69%,
                12/1/24, (LOC Wachovia
                Bank) (b)
   1,900,000    Dade County IDA               1,900,000
                (Dolphins Stadium),
                1.72%, 1/1/16, (LOC
                Societe Generale) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                      VALUE
------------                               ------------
      75,000    Dade County Water &        $     75,000
                Sewer Systems
                Revenue,
                1.66%, 10/5/22, (FGIC
                Insured) (b)
   1,900,000    Indiana River County          1,900,000
                Revenue (St. Edward's
                School), 1.69%, 7/1/27,
                (LOC First Union
                National Bank) (b)
   1,000,000    Lee County Health Care        1,000,000
                Facilities Revenue (Hope
                Hospice Project),
                1.76%, 10/1/23, (LOC
                Suntrust Bank) (b)
   2,360,000    Miami Health Facilities       2,360,000
                Authority Revenue
                (Mercy Hospital),
                1.69%, 8/1/20, (LOC
                Nationsbank) (b)
     120,000    St. John's County IDA           120,000
                Health Care (Glenmore
                St. John's),
                1.69%, 1/1/07, (LOC
                LaSalle Bank) (b)
   2,190,000    State Housing Finance         2,190,000
                Agency,
                1.60%, 12/1/05, (LOC
                Freddie Mac) (b)
   3,090,000    State Housing Finance         3,090,000
                Agency, 1.60%, 2/1/08,
                (LOC Freddie Mac) (b)
   1,200,000    Sunshine State                1,200,000
                Government Finance         ------------
                Committee,
                1.70%, 7/1/16,
                (AMBAC Insured) (b)

                                             16,935,000
                                           ------------

GEORGIA - 5.5%
   1,415,000    Clayton County MFHR           1,415,000
                (BS Partners),
                1.69%, 9/1/26, (LOC
                Fannie Mae) (b)
   1,000,000    DeKalb Private Hospital       1,000,000
                Authority (Children's
                Health Care Project),
                1.69%, 12/1/28, (LOC
                Suntrust Bank) (b)

 SHARES OR
 PRINCIPAL
  AMOUNT                                      VALUE
------------                               ------------
   1,700,000    DeKalb Private Hospital    $  1,700,000
                Authority (Egleston
                Children's Hospital),
                1.69%, 3/1/24, (LOC
                Suntrust Bank) (b)
   4,450,000    Fulton County                 4,450,000
                Development Authority
                (St. George Village),
                1.70%, 4/1/34, (LOC
                Bank of America) (b)
   3,600,000    Marietta MFHR,                3,600,000
                1.69%, 5/15/07, (FNMA
                Collateralized) (b)
   9,200,000    Metropolitan Atlanta          9,200,000
                Rapid Transit Authority,   ------------
                1.68%, 7/1/25, (LOC
                Bayerische
                Landesbank) (b)

                                             21,365,000
                                           ------------

IDAHO - 0.4%
   1,500,000    State Health Facilities       1,500,000
                Revenue (St. Luke's
                Medical Center),
                1.72%, 5/1/22, (LOC
                Harris Trust & Savings
                Bank) (b)
     240,000    State Health Facilities         240,000
                Revenue (St. Luke's        ------------
                Medical Center),
                1.70%, 7/1/30, (FSA
                Insured) (b)

                                              1,740,000
                                           ------------

ILLINOIS - 4.4%
   2,600,000    Chicago O'Hare                2,600,000
                International Airport
                Revenue,
                1.61%, 1/1/15, (LOC
                Societe Generale) (b)
   3,000,000    Crestwood Tax                 3,000,000
                Increment Revenue,
                1.74%, 12/1/23, (LOC
                Fifth Third Bank) (b)
   1,800,000    Galesburg Revenue             1,800,000
                (Knox College),
                1.78%, 3/1/31, (LOC
                LaSalle Bank) (b)
   1,080,000    Niles Tax Increment,          1,088,911
                6.00%, 12/1/04, (FGIC
                Insured)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                       VALUE
------------                               ------------
   2,850,000    State Development          $  2,850,000
                Finance Authority
                Revenue (Westside
                Health), 1.71%,
                12/1/29, (LOC LaSalle
                Bank) (b)
   2,400,000    State Health Facilities       2,400,000
                Authority Revenue
                (Memorial Health
                Systems), 1.77%,
                10/1/22, (LOC Bank
                One) (b)
   3,450,000    State Health Facilities       3,450,000
                Authority Revenue          ------------
                (University of Chicago
                Hospitals),
                1.72%, 8/15/26, (MBIA
                Inusred) (b)

                                             17,188,911
                                           ------------

INDIANA - 1.7%
     970,000    State Health Facilities         970,000
                Finance Authority
                Revenue (Anthony
                Wayne Rehabilitation
                Center), 1.71%, 2/1/31,
                (LOC Wells Fargo
                Bank) (b)
     200,000    State Health Facilities         200,000
                Finance Authority
                Revenue (Capital Access
                Designated Pool),
                1.67%, 1/1/12, (LOC
                Comerica Bank) (b)
   1,510,000    State Health Facilities       1,510,000
                Finance Authority
                Revenue (Capital Access
                Designated Pool),
                1.67%, 1/1/16, (LOC
                Comerica Bank) (b)
   2,330,000    State Health Facilities       2,330,000
                Finance Authority
                Revenue (Deaconess
                Hospital), 1.69%,
                1/1/22, (LOC Fifth Third
                Bank) (b)
     800,000    State Health Facilities         800,000
                Finance Authority
                Revenue (Golden Years
                Homestead), 1.71%,
                6/1/12, (LOC Wells
                Fargo Bank) (b)

 SHARES OR
 PRINCIPAL
  AMOUNT                                      VALUE
------------                               ------------
     700,000    State Hospital             $    700,000
                Equipment Finance          ------------
                Authority Revenue,
                1.67%, 12/1/15, (MBIA
                Insured) (b)

                                              6,510,000
                                           ------------

IOWA - 2.2%
   1,165,000    State Finance Authority       1,165,000
                Revenue (Diocese of
                Sioux City Project),
                1.71%, 3/1/19, (LOC
                Wells Fargo Bank) (b)
   1,470,000    State Finance Authority       1,470,000
                Revenue (Putnam
                Museum of History),
                1.71%, 5/1/12, (LOC
                Wells Fargo Bank) (b)
   1,945,000    State Higher Education        1,945,000
                Authority Revenue
                (Palmer Chiropractic),
                1.71%, 4/1/27, (LOC
                LaSalle Bank) (b)
   1,200,000    State Higher Education        1,200,000
                Loan Authority Revenue
                (Mount Mercy College
                Project), 1.72%, 7/1/25,
                (LOC Bank of
                America) (b)
     100,000    State Higher Education          100,000
                Loan Authority Revenue
                (Private Colleges),
                1.72%, 11/1/32, (LOC
                LaSalle Bank) (b)
   1,145,000    Webster County                1,145,000
                Educational Facilities
                Revenue,
                1.71%, 7/1/20, (LOC
                Wells Fargo Bank) (b)
   1,500,000    Woodbury County               1,500,000
                Educational Facilities     ------------
                Revenue,
                1.76%, 11/1/16, (LOC
                U.S. Bank) (b)

                                              8,525,000
                                           ------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                      VALUE
------------                               ------------
KANSAS - 0.8%
     450,000    Olathe Health Facilities   $    450,000
                Revenue,
                1.72%, 9/1/32,
                (AMBAC Insured) (b)
   1,750,000    State Development             1,750,000
                Finance Authority
                Revenue (Kansas Board
                of Regents
                Rehabilitation Project),
                4.50%, 10/1/04,
                (AMBAC Insured)
     885,000    State Development               885,000
                Finance Authority          ------------
                Revenue (Shalom
                Obligated Group),
                1.72%, 11/15/28, (LOC
                LaSalle Bank) (b)

                                              3,085,000
                                           ------------

KENTUCKY - 2.8%
  10,700,000    Breckinridge County          10,700,000
                Lease Program Revenue,     ------------
                1.65%, 12/1/29, (LOC
                U.S. Bank) (b)

LOUISIANA - 1.8%
   2,000,000    East Baton Rouge Parish       2,081,776
                Sales & Use Tax,
                5.90%, 2/1/15, (FGIC
                Insured)
   1,300,000    East Baton Rouge PCR,         1,300,000
                1.67%, 11/1/19,
                (Obligor Exxon Mobil
                Corp.) (b)
   3,500,000    State Offshore Terminal       3,500,000
                Authority Deepwater        ------------
                Port Revenue (Loop LLC
                Project),
                1.69%, 10/1/19, (LOC
                Bank One) (b)

                                              6,881,776
                                           ------------

MAINE - 1.0%
   4,000,000    State Tax Anticipation        4,041,368
                Notes, 3.00%, 6/30/05      ------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                       VALUE
------------                               ------------
MARYLAND - 2.8%
   8,900,000    Montgomery County          $  8,900,000
                Housing Opportunities
                MFHR (Oakwood
                Apartments),
                1.68%, 11/1/07, (LOC
                FHLMC) (b)
   2,010,000    State Health & Higher         2,010,000
                Education Facilities       ------------
                Revenue (Pooled Loan
                Program),
                1.70%, 1/1/29, (LOC
                Bank of America) (b)

                                             10,910,000
                                           ------------

MASSACHUSETTS - 1.8%
   5,100,000    State Health &                5,100,000
                Educational Facilities
                Authority Revenue
                (Capital Assets
                Program),
                1.72%, 1/1/35, (MBIA
                Insured) (b)
   2,000,000    State Water Resources         2,000,000
                Authority,                 ------------
                1.67%, 4/1/28,
                (AMBAC Insured) (b)

                                              7,100,000
                                           ------------

MICHIGAN - 0.2%
     300,000    Kent Hospital Finance           300,000
                Authority Revenue
                (Spectrum Health),
                1.69%, 1/15/26, (MBIA
                Insured) (b)
     600,000    State Strategic Fund            600,000
                (Clark Retirement),        ------------
                1.70%, 6/1/31, (LOC
                Fifth Third Bank) (b)

                                                900,000
                                           ------------

MINNESOTA - 3.3%
     693,000    Arden Hills Housing &           693,000
                Healthcare Facilities
                Revenue,
                1.77%, 9/1/29, (LOC
                U.S. Bank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                      VALUE
------------                               ------------
   3,475,000    Mendota Heights            $  3,475,000
                Housing Mortgage
                Revenue,
                1.66%, 11/1/31, (LOC
                Wells Fargo Bank) (b)
     800,000    Minneapolis Revenue             800,000
                (Catholic Charities
                Projects),
                1.69%, 11/1/16, (LOC
                Wells Fargo Bank) (b)
   1,200,000    Minnetonka MFHR               1,200,000
                (Minnetonka Hills
                Apartments),
                1.69%, 11/15/31,
                (FNMA Insured) (b)
   1,000,000    Savage Improvement            1,012,974
                Services,
                5.20%, 2/1/05, (FGIC
                Insured)
   1,465,000    St. Cloud Infrastructure      1,465,000
                Management,
                1.66%, 2/1/15, (LOC
                Wells Fargo) (b)
   1,100,000    St. Paul Housing &            1,100,000
                Redevelopment
                Authority Revenue
                (Science Museum
                Project), 1.72%, 5/1/27,
                (LOC First Interstate
                Bank) (b)
     900,000    State Higher Education          900,000
                Facilities Authority
                Revenue (St. Olaf
                College), 1.72%,
                10/1/20, (LOC Harris
                Trust & Savings
                Bank) (b)
   1,400,000    State Higher Education        1,400,000
                Facilities Authority
                Revenue (St. Olaf
                College), 1.72%,
                10/1/30, (LOC Harris
                Trust & Savings
                Bank) (b)
     530,000    Wayzata ISD,                    535,118
                4.00%, 2/1/05, (School     ------------
                District Credit Program
                Insured)

                                             12,581,092
                                           ------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                      VALUE
------------                               ------------
MISSISSIPPI - 0.1%
     500,000    Jackson County PCR,        $    500,000
                1.73%, 6/1/23, (Obligor    ------------
                Chevron Corp.) (b)

MISSOURI - 0.3%
     750,000    State Development               750,000
                Finance Board Lease
                Revenue (Associated
                Municipal Utilities
                Lease), 1.77%, 6/1/33,
                (LOC U.S. Bank) (b)
     500,000    State Health &                  500,000
                Educational Facilities     ------------
                Authority Revenue
                (Bethesda Health
                Group), 1.77%, 8/1/31,
                (LOC U.S. Bank) (b)

                                              1,250,000
                                           ------------

MONTANA - 0.1%
     550,000    Forsysth PCR (Pacificorp        550,000
                Project), 1.80%, 1/1/18,   ------------
                (LOC JP Morgan Chase
                Bank) (b)

NEBRASKA - 1.0%
   3,700,000    Lancaster County              3,700,000
                Hospital Authority         ------------
                Health Facilities
                Revenue (Immanuel),
                1.74%, 7/1/30, (LOC
                LaSalle Bank) (b)

NEVADA - 1.3%
   5,000,000    Director State                5,000,000
                Department Business &      ------------
                Industry (Nevada Cancer
                Institute), 1.70%,
                12/1/33, (LOC Bank of
                America) (b)

NEW JERSEY - 0.9%
   3,400,000    State Sports &                3,400,000
                Exposition Authority       ------------
                Contract,
                1.68%, 9/1/24, (MBIA
                Insured) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                      VALUE
------------                               ------------
NEW YORK - 8.1%
   1,600,000    Jay Street Development     $  1,600,000
                Corporation State
                Courts Facilities Lease
                Revenue, 1.62%,
                5/1/20, (LOC
                Landesbank Hessen) (b)
   1,300,000    New York City GO,             1,300,000
                1.70%, 8/15/09, (MBIA
                Insured) (b)
     900,000    New York City GO,               900,000
                1.70%, 8/15/11, (MBIA
                Insured) (b)
     300,000    New York City GO,               300,000
                1.73%, 8/1/18, (LOC
                Morgan Guaranty
                Trust) (b)
   3,970,000    New York City GO,             3,970,000
                1.66%, 8/15/19, (LOC
                Morgan Guaranty
                Trust) (b)
   3,200,000    New York City GO,             3,200,000
                1.66%, 8/1/20, (LOC JP
                Morgan Chase Bank) (b)
     250,000    New York City                   250,000
                Municipal Water
                Finance Authority
                Revenue, 1.73%,
                6/15/22, (FGIC
                Insured) (b)
     600,000    New York City                   600,000
                Municipal Water
                Finance Authority
                Revenue, 1.73%,
                6/15/23, (FGIC
                Insured) (b)
  11,000,000    State Local Government       11,000,000
                Assistance Program,
                1.61%, 4/1/21, (FGIC
                Insured) (b)
     985,000    State Local Government          985,000
                Assistance Program,
                1.66%, 4/1/25, (LOC
                Bank of Nova Scotia) (b)
     475,000    Triborough Bridge &             475,000
                Tunnel Authority,
                1.68%, 1/1/31, (FSA
                Insured) (b)

 SHARES OR
 PRINCIPAL
  AMOUNT                                       VALUE
------------                               ------------
   7,000,000    Triborough Bridge &        $  7,000,000
                Tunnel Authority,          ------------
                1.68%, 1/1/32,
                (AMBAC Insured) (b)

                                             31,580,000
                                           ------------

NORTH DAKOTA - 0.5%
     900,000    Grand Forks Hospital            900,000
                Facilities Revenue
                (United Hospital),
                1.70%, 12/1/16, (LOC
                LaSalle Bank) (b)
     845,000    Ward County Health              845,000
                Care Facilities Revenue    ------------
                (Trinity Group),
                1.77%, 7/1/29, (LOC
                U.S. Bank) (b)

                                              1,745,000
                                           ------------

OHIO - 2.5%
   3,900,000    Cuyahoga County               3,900,000
                Hospital Revenue
                (University Hospitals of
                Cleveland), 1.66%,
                1/1/16, (LOC JP Morgan
                Chase Bank) (b)
   5,300,000    Franklin County               5,300,000
                Hospital Revenue
                (OhioHealth),
                1.69%, 12/1/28, (LOC
                National City Bank) (b)
     645,000    Warren County Health            645,000
                Care Facilities Revenue    ------------
                (Otterbein Homes
                Project), 1.73%, 7/1/23,
                (LOC Fifth Third
                Bank) (b)

                                              9,845,000
                                           ------------

SOUTH CAROLINA - 0.4%
   1,680,000    Greenville Hospital           1,698,387
                Facilities Revenue,        ------------
                3.00%, 5/1/05,
                (AMBAC Insured)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                       VALUE
------------                              -------------
TENNESSEE - 2.8%
  10,700,000    Jackson Energy             $ 10,700,000
                Authority Wastewater       ------------
                Systems Revenue,
                1.70%, 12/1/22, (FSA
                Insured) (b)
TEXAS - 6.1%
   2,600,000    Austin County Industrial      2,600,000
                Development
                Corporation,
                1.69%, 12/1/14, (LOC
                Bank One) (b)
   4,200,000    Bexar County Housing          4,200,000
                Financial Authority,
                1.72%, 9/15/26, (LOC
                FNMA) (b)
   1,000,000    Goose Creek ISD,              1,013,087
                5.00%, 2/15/15, (PSF
                Guaranty)
   3,000,000    Gulf Coast Waste              3,000,000
                Disposal Authority,
                0.95%, 3/1/09, (LOC BP
                Amoco) (b)
   2,000,000    Harris County Health          2,000,000
                Facilities Authority
                Revenue,
                1.22%, 10/13/04,
                (MBIA Insured) (b)
   2,300,000    Harris County Industrial      2,300,000
                Development
                Corporation PCR,
                1.61%, 3/1/24, (Obligor
                Exxon Mobil Corp.) (b)
   5,000,000    Houston Water & Sewer         4,990,489
                Systems Revenue,
                0.00%, 12/1/04,
                (AMBAC Insured)
   3,530,000    State Tax & Revenue           3,574,480
                Anticipation Notes,        ------------
                3.00%, 8/31/05

                                             23,678,056
                                           ------------

UTAH - 0.7%
     500,000    Carbon County PCR               500,000
                (Pacificorp),
                1.72%, 11/1/24,
                (AMBAC Insured) (b)

 SHARES OR
 PRINCIPAL
  AMOUNT                                      VALUE
------------                               ------------
   1,475,000    Salt Lake City Revenue     $  1,475,000
                (Valley Mental Health
                Project),
                1.71%, 12/1/21, (LOC
                Wells Fargo Bank) (b)
     900,000    Sanpete County School           900,000
                Facilities Revenue         ------------
                (Wasatch Academy),
                1.76%, 8/1/28, (LOC
                U.S. Bank) (b)

                                              2,875,000
                                           ------------

VIRGINIA - 1.5%
     930,000    Alexandria IDA (Pooled          930,000
                Loan Project),
                1.70%, 7/1/26, (LOC
                Bank of America) (b)
   2,070,000    Fairfax County Public         2,160,536
                Improvements,
                5.25%, 6/1/17, (State
                Aid Withholding)
     900,000    Peninsula Ports                 900,000
                Authority Coalition
                Term Revenue
                (Dominion Term
                Project), 1.66%, 7/1/16,
                (LOC Citibank) (b)
   1,650,000    Roanoke County                1,650,000
                Industrial Development     ------------
                Authority Healthcare
                Facilities Revenue
                (Friendship Manor Inc.),
                1.69%, 10/1/15, (LOC
                Wachovia Bank) (b)

                                              5,640,536
                                           ------------

WASHINGTON - 3.1%
   4,100,000    State Health Care             4,100,000
                Facilities Authority
                Revenue (Mason
                Medical Center),
                1.66%, 2/15/27, (MBIA
                Insured) (b)
   5,030,000    State Housing &               5,030,000
                Finance Commission
                Nonprofit Revenue
                (Overlake School
                Project),
                1.71%, 10/1/29, (LOC
                Wells Fargo Bank) (b)

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                      VALUE
------------                               ------------
   1,225,000    State Public Power         $  1,208,721
                Supply, 0.00%, 7/1/05,
                (MBIA Insured)
     945,000    State Public Power              945,000
                Supply, 1.66%, 7/1/12,
                (MBIA Insured) (b)
     700,000    State Public Power              700,000
                Supply, 1.68%, 7/1/17,     ------------
                (LOC Bank of
                America) (b)

                                             11,983,721
                                           ------------

WISCONSIN - 4.3%
   1,500,000    State Health &                1,500,000
                Educational Facilities
                Authority Revenue
                (Divine Savior
                Healthcare),
                1.72%, 5/1/32, (LOC
                U.S. Bank) (b)
     800,000    State Health &                  800,000
                Educational Facilities
                Authority Revenue
                (Gundersen Lutheran),
                1.72%, 12/1/29, (FSA
                Insured) (b)
   1,050,000    State Health &                1,050,000
                Educational Facilities
                Authority Revenue
                (ProHealth Inc.), 1.72%,
                8/15/30, (AMBAC
                Insured) (b)
  13,400,000    State Health &               13,400,000
                Educational Facilities     ------------
                Authority Revenue
                (University of Wisconsin
                Medical Foundation),
                1.64%, 5/1/30, (LOC
                LaSalle Bank) (b)

                                             16,750,000
                                           ------------

WYOMING - 3.5%
   3,300,000    Lincoln County PCR            3,300,000
                (Exxon Project),
                1.61%, 11/1/14,
                (Obligor Exxon Mobil
                Corp.) (b)
   3,150,000    Lincoln County PCR            3,150,000
                (Exxon Project),
                1.61%, 11/1/14,
                (Obligor Exxon Mobil
                Corp.) (b)

 SHARES OR
 PRINCIPAL
  AMOUNT                                      VALUE
------------                               ------------
   3,300,000    Lincoln County PCR         $  3,300,000
                (Exxon Project),
                1.61%, 11/1/14,
                (Obligor Exxon Mobil
                Corp.) (b)
   2,600,000    Sublette County PCR           2,600,000
                (Exxon Project),
                1.67%, 11/1/14,
                (Obligor Exxon Mobil
                Corp.) (b)
   1,000,000    Sweetwater County             1,000,000
                PCR (Pacificorp Project),  ------------
                1.80%, 1/1/14, (LOC
                Bank One) (b)

                                             13,350,000
                                           ------------

TOTAL MUNICIPAL BONDS                       353,786,703
                                           ------------

COMMERCIAL PAPER - 8.8%
FLORIDA - 6.4%
   6,600,000    Florida Municipal Power,      6,600,000
                1.12%, 10/18/04, (LOC
                Wachovia Bank)
  10,000,000    Intermountain Power,         10,000,000
                1.40%, 11/17/04, (LOC
                Bank of Nova Scotia
                and Bank of America)
   8,000,000    Intermountain Power,          8,000,000
                1.42%, 12/6/04, (LOC       ------------
                Bank of Nova Scotia
                and Bank of America)

                                             24,600,000
                                           ------------

LOUISIANA - 2.4%
   4,275,000    State Public Facilities       4,275,000
                Authority,
                1.19%, 10/19/04,
                (AMBAC Insured)
   5,000,000    State Public Facilities       5,000,000
                Authority,                 ------------
                1.19%, 11/1/04,
                (AMBAC Insured)
                                              9,275,000
                                           ------------

TOTAL COMMERCIAL PAPER                       33,875,000
                                           ------------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

Tamarack Institutional Tax-Free Money Market Fund (cont.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                      VALUE
------------                               ------------
INVESTMENT COMPANIES - 0.9%
   3,295,682    Federated Tax Exempt       $  3,295,682
                Money Market Fund          ------------

TOTAL INVESTMENT COMPANIES                    3,295,682
                                           ------------

TOTAL INVESTMENTS                           390,957,385
(Cost $390,957,385) (a) - 101.0%

LIABILITIES IN EXCESS OF OTHER               (4,204,209)
ASSETS - (0.1)%                            ------------

NET ASSETS - 100.0%                        $386,753,176
                                           ============

(a) Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2004. The maturity date represents the actual maturity date. However, for purposes of Rule 2a-7, maturity is the next interest reset date at which time the security can be put back to the issuer.
(c) Portfolio abbreviations:
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GO - General Obligation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
ISD - Independent School District
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue
PSF - Permanent School Fund

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Tamarack Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the portfolios of Tamarack Funds Trust, which include Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund (collectively, the "Funds") as of September 30, 2004, and the related statements of operations for the period from August 1, 2004 through September 30, 2004 and for the year ended July 31, 2004, the statements of changes in net assets and the financial highlights for the period from August 1, 2004 through September 30, 2004 and for the two years in the period ended July 31, 2004. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for periods prior to July 31, 2003, were audited by other auditors whose report, dated August 30, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2004, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
November 19, 2004

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

T. GERON BELL (63)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins and Victory Sports) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

LUCY HANCOCK BODE (53)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

LESLIE H. GARNER JR. (54)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

RONALD JAMES (53)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN:  17

--------------------------------------------------------------------------------

JOHN A. MACDONALD (55)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

H. DAVID RYBOLT (62)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

JAMES R. SEWARD (51)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); Financial Consultant, Seward & Company, LLC (1998-2000); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

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JAY H. WEIN (72)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (1989-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

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Interested Trustees(1)

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MICHAEL T. LEE (41)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and Senior Vice President, Voyageur Asset Management Inc. (2003-present); Senior Portfolio Manager, Voyageur Asset Management Inc. (2000-present); Vice President, Senior Research Analyst and Equity Portfolio Manager, Voyageur Asset Management Inc. (1999-2003).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

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Executive Officers(1)

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JENNIFER D. LAMMERS (43)
POSITION HELD WITH FUND: President and Chief Executive Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, Voyageur Asset Management (2000-present); Mutual Fund Services Director, Voyageur Asset Management (2003-present); Chief Financial Officer, Great Hall Investment Funds, Inc. (2001-2003); Compliance Officer, Great Hall Investment Funds, Inc. (2000-2001); Director of Finance, Voyageur Asset Management (2000-2003); Vice President and Manager, Financial Reporting, RBC Dain Rauscher (1998-2000); President and Chief Executive Officer (2003-2004)(2).

CHRISTOPHER J. TOMAS (34)

POSITION HELD WITH FUND: Treasurer, Chief Financial Officer, and Principal Accounting Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Finance Manager, RBC Dain Rauscher (2001-present); Compliance Officer, Great Hall Investment Funds, Inc. (2001-2003); Senior Financial Analyst, RBC Dain Rauscher (1999-2001); Financial Analyst, RBC Dain Rauscher (1997-1999); Treasurer, Chief Financial Officer and Principal Accounting Officer (2003-2004)(2).

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(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.

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MANAGEMENT
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Executive Officers(1)

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MARTIN A. CRAMER (54)

POSITION HELD WITH FUND: Vice President, Assistant Secretary, Chief Compliance Officer, and AML Compliance Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B (mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer (2003-2004)(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds(3) (2001-2003).

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LAURA M. MORET (50)

POSITION HELD WITH FUND: Secretary and Chief Legal Officer; Since January, 2004 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Senior Associate Counsel, RBC Dain Rauscher (2002-present); Vice President and Group Counsel, American Express Financial Advisors (1995-2002); Secretary (2003-2004)(2).

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RAYE C. KANZENBACH (55)

POSITION HELD WITH FUND: Chief Investment Officer, Fixed Income Products; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Managing Director and Chief Investment Officer, Voyageur Asset Management; Chief Investment Officer, Great Hall Investment Funds, Inc. (1997-2004).

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(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.
(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

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SUPPLEMENTAL INFORMATION
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As a shareholder of the Tamarack Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 through September 30, 2004.

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ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                BEGINNING           ENDING          EXPENSE PAID        EXPENSE RATIO
                              ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD*       DURING PERIOD
                                  4/1/04           9/30/04        4/1/04 - 9/30/04     4/1/04 - 9/30/04
                             ---------------   ---------------   ------------------   -----------------
Prime Money Market Fund        $  1,000.00       $  1,003.00          $  3.56                0.71%
U.S. Government Money
 Market Fund                      1,000.00          1,002.80             3.55                0.71%
Tax-Free Money Market
 Fund                             1,000.00          1,002.50             3.10                0.62%
Institutional Prime Money
 Market Fund                      1,000.00          1,005.00             1.50                0.30%
Institutional Tax-Free
 Money Market Fund                1,000.00          1,004.10             1.65                0.33%

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HYPOTHETICAL EXAMPLE
FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

                                BEGINNING           ENDING          EXPENSE PAID        EXPENSE RATIO
                              ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD*       DURING PERIOD
                                  4/1/04           9/30/04        4/1/04 - 9/30/04     4/1/04 - 9/30/04
                             ---------------   ---------------   ------------------   -----------------
Prime Money Market Fund        $  1,000.00       $  1,021.45          $  3.59                0.71%
U.S. Government Money
 Market Fund                      1,000.00          1,021.45             3.59                0.71%
Tax-Free Money Market
 Fund                             1,000.00          1,021.90             3.13                0.62%
Institutional Prime Money
 Market Fund                      1,000.00          1,023.50             1.52                0.30%
Institutional Tax-Free
 Money Market Fund                1,000.00          1,023.67             1.67                0.33%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the six month period ending September 30, 2004 divided by the number of days in the twelve month period ending September 30, 2004.

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                                    [PHOTO]









Tamarack Funds                                          PRSRT STD
100 South 5th Street                                  U.S. POSTAGE
Minneapolis, MN 55402-1250                                PAID
                                                     PERMIT NO. 100
800-934-6674                                         MINNEAPOLIS MN





TF AR 9/04 TAMARACK DISTRIBUTORS INC.
532143 (9/04)

TAMARACK FUNDS
Annual Report                                                 September 30, 2004








                                     [PHOTO]










GOVERNMENT INCOME FUND

QUALITY FIXED INCOME FUND

TAX-FREE INCOME FUND

NORTH CAROLINA TAX-FREE BOND FUND



                                                           [TAMARACK FUNDS LOGO]

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TAMARACK FUNDS

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ABOUT YOUR ANNUAL REPORT

This annual report includes detailed information regarding your Fund's performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: How has my Fund performed against its benchmark both in the last year and over the last ten years (or since inception if less than ten years)? What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?

The Tamarack Funds compare their performance against widely used market indices, depending on the market sector or investment style of the particular fund. Fixed income funds are benchmarked against various Lehman Brothers Bond Indices, which show only the performance of the underlying fixed income securities, rather than of a comparable fund that would be available to an average investor.

We hope the financial information presented, as well as the discussion and analysis from your portfolio manager(s), will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.tamarackfunds.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2706; (ii) on the Fund's website at www.tamarackfunds.com; and (iii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund's website at www.tamarackfunds.com; and (ii) on the Commission's website at http://www.sec.gov.

A schedule of each Fund's portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

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TABLE OF CONTENTS

Shareholder Letter ........................................................   1
Letter from the CIO of Fixed Income .......................................   2
Fixed Income Portfolio Managers ...........................................   3
Performance Summary .......................................................   4
Government Income Fund
- Management Discussion and Analysis ......................................   6
Quality Fixed Income Fund
- Management Discussion and Analysis ......................................   8
Tax-Free Income Fund
- Management Discussion and Analysis ......................................  10
North Carolina Tax-Free Bond Fund
- Management Discussion and Analysis ......................................  12
Financial Statements
- Statements of Assets and Liabilities ....................................  14
- Statements of Operations ................................................  16
- Statements of Changes in Net Assets .....................................  20
Financial Highlights ......................................................  24
Notes to Financial Statements .............................................  31
Schedules of Portfolio Investments ........................................  41
Report of Independent Registered Public Accounting Firm ...................  53
Management ................................................................  54
Share Class Information ...................................................  57
Supplemental Information ..................................................  58

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SHAREHOLDER LETTER
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To Our Shareholders

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Enclosed is the first annual report as of the new Tamarack Funds year-end of September 30th. This report includes information on all of the Tamarack fixed income funds as of that date. The Tamarack fixed income funds include both taxable and tax-exempt funds depending on your investment needs. At the Tamarack Funds we believe it is important for prudent investors to be diversified in terms of bond duration and type, again depending on your particular investment goals. The past twelve months have been a volatile period in the U.S. economy and this has been reflected in changes in the fixed income markets. We believe this environment has only served to emphasize the importance of diversified investing with a long-term perspective. We also believe diversified investing should include equity securities. For a full overview of the Tamarack Funds, please visit our website at www.tamarackfunds.com.

This annual report includes detailed information as to the performance of your Fund(s), as well as commentary from each Fund portfolio manager and a message from the Tamarack Chief Investment Officer of Fixed Income. This information is prepared to provide you with information as to your Fund(s)' performance relative to its market sector as well as a review of your Fund(s)' expenses. We encourage you to review this information and hope you will find it helpful. Our next shareholder report to you will be in six months, as of March 31, 2005. However, daily return information, monthly updates on top ten holdings, and detailed quarterly updates on the Tamarack Funds are posted on our website. You may also call the Funds' toll-free number at (800) 422-2766 for assistance with your questions. We know that your investment in the Tamarack Funds is important to you. We value the trust you have placed in us and will continue our efforts to provide you with solid risk-balanced returns.

Sincerely,

/s/ Jennifer Lammers

Jennifer Lammers
President, Tamarack Funds

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LETTER FROM THE CIO OF FIXED INCOME
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Bonds come in a wide maturity spectrum, ranging from one day to thirty years or more, and when discussing the outlook for these fixed income securities it's useful to divide them into three maturity groups: short-term, intermediate-term, and long-term. Short-term interest rates closely follow the overnight Fed Funds rate, which is essentially controlled by the Federal Reserve (the "Fed"). Long-term rates reflect the longer-term expectations of investors and borrowers as to the future rate of inflation and other factors. Intermediate rates embody a mixture of these factors.

Looking at short-term rates, the Federal Reserve lowered the overnight Fed Funds rate to 1.00% in June 2003, its lowest level in 40 years. The Fed took this action to further stimulate the economy because it feared there was a chance of deflation. As the economy gained momentum, the Fed indicated that it would remove this extra stimulation (by raising rates) and move the Fed Funds rate closer to a neutral policy level. Unfortunately, no one knows just what Fed Funds rate constitutes a "neutral" level, nor how rapidly the Fed wants to get there. But we believe that, barring a major economic slow-down, the Fed will continue to raise rates.

Longer-term interest rates are more complicated, and forecasting them is exceedingly difficult. These rates are affected by a large number of factors, including the expectations as to future short-term rates, expectations as to future inflation, and investors' views as to the riskiness of holding longer maturity investments. Most of the time, long-term rates are higher than short-term rates. Currently, the differential in yield on longer bonds is unusually large. This is primarily because short-term rates are still very low and are expected to rise. Despite this significant differential, long bond yields are in the lower part of their historical trading range. The bond market uses the 10-year maturity Treasury as a benchmark for the long portion of the bond market. As of mid-October 2004 the 10-year Treasury yield is 4.05%. Since 1996 its yield has ranged from 7.00% down to 3.11%. The lowest yield was in June 2003 at the height of the deflation scare, and the last time it was above 5.00% was in June 2002.

Over the Funds' fiscal year ending September 30, 2004, the yield on the 10-year Treasury rose only 0.23% and the 30-year Treasury yield didn't change at all. Most participants in the bond market were surprised that long-term rates did not rise significantly, since the economy was well into recovery and the Fed was increasing the Fed Funds rate. The key to this stability was probably the steadiness of inflation, which is a bond's greatest enemy. Throughout the 1980's and 1990's the real interest rate (adjusted for inflation) on long-term bonds was unusually high. But now after many years of benign inflation, bond investors may be willing to accept lower real returns because they believe the risk of accelerating inflation has diminished. If this is true, we may all have to get used to interest rates lower than what we have enjoyed in the past.

/s/ Raye C. Kanzenbach

Raye C. Kanzenbach
Chief Investment Officer, Fixed Income Funds
Tamarack Funds

                                    [PHOTO]

                               Raye C. Kanzenbach
                            Chief Investment Officer
                               Fixed Income Funds

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FIXED INCOME PORTFOLIO MANAGERS
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Voyageur Asset Management employs a team approach to the management of each of the fixed income funds. Each Fund's management team has access to Voyageur's investment research and other money management resources. The members of Voyageur's fixed income funds team are:

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RAYE C. KANZENBACH, CFA

SENIOR MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER
Raye Kanzenbach is the Senior Portfolio Manager for portfolios which invest in tax-exempt securities. He is also the Chief Investment Officer, Fixed Income Products for the Tamarack Funds. Raye has been with Voyageur and its predecessor firm, Insight Investment Management, since 1983. He has been in the investment industry since 1973. Raye received his MBA from the University of Michigan, his BA from Lawrence University and is a CFA charterholder.

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JAMES A. NORUNGOLO, CFA

VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
James Norungolo's management emphasis is on core duration portfolios. He specializes in the corporate bond sector, and also lends the Voyageur taxable fixed income team his strength in asset-backed securities (ABS). James has been with Voyageur since 1993 and has been in the investment industry since 1987. James received his BA from the University of Virginia and is a CFA charterholder.

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SCOTT CABALKA

VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
Scott Cabalka is responsible for all trading in the taxable portfolios of the Tamarack Money Market Funds. In addition, he oversees the approved issuer list for the Tamarack Funds. Scott has been with Voyageur and its predecessor firm, Insight Investment Management, since 1993. He has been in the investment industry since 1980. Scott received his MBA and BS from the University of Minnesota.

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RANDAL W. HARRISON, CFA

VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
Randy Harrison's areas of expertise are the mortgage-backed and commercial mortgage-backed securities markets. Randy has been with Voyageur since 1993 and has been in the investment industry since 1990. Randy received his MBA from the University of Iowa, his BS from Miami University (Ohio) and is a CFA charterholder.

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PERFORMANCE SUMMARY
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Total Returns as of September 30, 2004

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TAMARACK GOVERNMENT INCOME FUND

                                                                                          SINCE
                                     1 YEAR      3 YEAR       5 YEAR       10 YEAR    INCEPTION (a)
                                     ------      ------       ------       -------    -------------
Class A (e)
  - Including Maximum Sales
    Charge of 3.75%                  -2.57%       2.51%        5.11%        5.48%         5.52%
  - At Net Asset Value                1.23%       3.83%        5.91%        5.88%         5.81%
Class C (f)
  - Including Contingent Deferred
    Sales Charge of 1.00%            -0.48%       3.06%        5.12%        5.09%         5.02%
  - At Net Asset Value                0.49%       3.06%        5.12%        5.09%         5.02%
Class I (e)                           1.49%       4.09%        6.15%        6.14%         6.13%
Class R (f)                           1.07%       3.61%        5.66%        5.63%         5.56%
Class S (g)                           1.39%       4.06%        6.13%        6.13%         6.13%
LB Intermediate Gov't Index *         1.91%       4.57%        6.51%        6.72%         6.53%

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TAMARACK QUALITY FIXED INCOME FUND

                                                                             SINCE
                                     1 YEAR       3 YEAR       5 YEAR     INCEPTION (b)
                                     ------       ------       ------     -------------
Class A (e)
  - Including Maximum Sales
    Charge of 3.75%                  -1.07%        2.73%        5.12%        4.66%
  - At Net Asset Value                2.78%        4.05%        5.93%        5.41%
Class C (f)
  - Including Contingent Deferred
    Sales Charge of 1.00%             1.07%        3.27%        5.14%        4.62%
  - At Net Asset Value                2.02%        3.27%        5.14%        4.62%
Class I (e)                           3.04%        4.29%        6.19%        5.65%
Class R (f)                           2.52%        3.79%        5.66%        5.14%
Class S (g)                           3.04%        4.29%        6.19%        5.65%
LB U.S. Aggregate Bond Index*         3.68%        5.88%        7.48%        6.78%

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TAMARACK TAX-FREE INCOME FUND

                                                                                          SINCE
                                     1 YEAR       3 YEAR       5 YEAR      10 YEAR     INCEPTION (d)
                                     ------       ------       ------      -------     -------------
Class A (h)
  - Including Maximum Sales
    Charge of 3.75%                  -1.58%        3.45%        4.82%        5.15%         6.45%
  - At Net Asset Value                2.24%        4.76%        5.62%        5.55%         6.61%
Class C (h)
  - Including Contingent Deferred
    Sales Charge of 1.00%             0.51%        3.98%        4.84%        4.77%         5.82%
  - At Net Asset Value                1.49%        3.98%        4.84%        4.77%         5.82%
Class R (h)                           1.99%        4.50%        5.36%        5.29%         6.35%
Class S                               2.49%        5.02%        5.88%        5.81%         6.88%
LB Municipal Bond Index*              4.60%        5.79%        6.77%        6.77%         8.38%

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PERFORMANCE SUMMARY
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TAMARACK NORTH CAROLINA TAX-FREE BOND FUND

                                                                                      SINCE
                               1 YEAR       3 YEAR       5 YEAR       10 YEAR     INCEPTION (c)
                               ------       ------       ------       -------     -------------
Class A (e)
  - Including Maximum Sales
   Charge of 3.75%             -2.66%        2.27%        3.89%        4.56%          4.39%
  - At Net Asset Value          1.17%        3.58%        4.67%        4.96%          4.68%
Class I (e)                     1.43%        3.84%        4.94%        5.22%          5.01%
LB 5-Yr. Muni-Bond Index*       2.04%        4.89%        5.82%        5.71%          5.62%

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Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principle value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted.
*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities. Index returns are calculated on a monthly basis, but do not include sales fees or operating expenses. You cannot invest directly into indices.
(a) The since inception date (commencement of operations) of the Fund is December 31, 1990.
(b) The since inception date (commencement of operations) of the Fund is May 10, 1999.
(c) The since inception date (commencement of operations) of the Fund is January 31, 1991.
(d) The since inception date (commencement of operations) of the Fund is February 22, 1980.
(e) The performance in the table reflects the performance of the former RBC Funds, the predecessors to the Tamarack Funds. The quoted performance of the Government Income Fund and the North Carolina Tax-Free Bond Fund includes the performance of a common trust fund ("CTF") account advised by the Adviser (including its predecessor) and managed the same as the Funds in all material respects, for periods dating prior to the Government Income Fund's and the North Carolina Tax-Free Fund's commencement of operations on June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Funds at their inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waiver/expense reimbursements (which, if excluded, would cause performance to be lower).
(f) The inception date for Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R shares, as applicable (and where applicable, the contingent deferred sales charges of the Class C shares).
(g) The inception date for Class S of the Fund is April 19, 2004. All performance shown for this class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class S.
(h) The inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares).

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MANAGEMENT DISCUSSION AND ANALYSIS
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TAMARACK GOVERNMENT INCOME FUND

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MARKET COMMENTARY

Given fixed income market conditions in the fall of 2003, investors are likely looking at today's market with a degree of relief. Treasury rates have generally risen in an orderly fashion over the last twelve months, providing both higher income and slightly positive bond price increases. Despite three hikes in the Federal Funds rate so far this calendar year and higher short-term Treasury bond yields, investors were still better off holding intermediate-term bonds versus holding cash or similar investments. During the third calendar quarter of 2004, renewed doubt regarding the economy occurred as monthly payroll growth fell well short of expectations. Much of the rise in Treasury rates occurred early in 2004 when U.S. employment reports showed strong gains. The latter portion of the year has been much more volatile, as job reports have been both above and below economists' expectations and Treasury rates have fluctuated with these reports. Ten-year Treasury rates declined to 3.65% in March of 2004 before selling off to a high of 4.90% rate during the second calendar quarter of 2004. The market briefly traded back through 4.00% in September before ending our fiscal year at 4.12%. (Fixed income investors will remember that bond prices and yields move in opposite directions, in other words, as yields move lower bonds trade at higher prices.)

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PERFORMANCE

Market returns for the fiscal year as represented by the Lehman Brothers Intermediate Government Index were chiefly a function of coupon income as bond prices have been volatile during the fiscal year and ended the period essentially flat. During the third calendar quarter of 2004, fixed income prices were up when the bond market managed another strong rally in July and August, offsetting earlier negative returns. Net of fees, returns in your Fund trailed the benchmark for the 12 month period ended September 30, 2004. Class A returns (net of fees) provided a 1.23% return versus the Lehman 1 to 10-year Government Bond index's returns of 1.91%. The Lehman Government Index represents a large basket of securities that typical investors cannot actually buy and does not include any operating expenses. However, excluding fees, the most significant factor in below-benchmark performance was the Fund's holding its portfolio duration below that of the benchmark at a time of rising bond prices. While we felt this was a prudent strategy in a time of market uncertainty, this did limit the income returns during the past year. As far as specific Fund holdings, we held more mortgage-backed securities than the benchmark, which helped returns by contributing higher income than other fixed income securities during the year.

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OUTLOOK

We believe that the outlook calls for solid U.S. economic growth, a modest increase in inflation, and a continuation of the Federal Reserve Board's gradual program to increase the Fed Funds rate. By nearly any historical measure, given the current economic outlook, U.S. bonds appear close to fully valued. We therefore expect returns mostly to be from interest income, not price appreciation on individual holdings. The difference in market prices between U.S. Treasuries and mortgage-backed securities (such as GNMA's) is currently very slim. Consequently, we are positioning the Fund to carry little excess risk, as the market is not rewarding investors for a more aggressive posture. In this environment, we are also keeping portfolio duration close to our benchmark and maintaining our investment discipline of seeking the fixed income securities across both the mortgage and agency sectors to seek to maximize yield in a well-diversified, high quality manner.

                                    [PHOTO]

                            Randal W. Harrison, CFA
                                 Vice President

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MANAGEMENT DISCUSSION AND ANALYSIS
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TAMARACK GOVERNMENT INCOME FUND

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INVESTMENT OBJECTIVE

Relatively high current income consistent with relative stability of principal and safety

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BENCHMARK

Lehman Brothers Intermediate Government Index

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ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)

                                  [PIE CHART]

Fannie Mae                                      48.6%
Federal Home Loan Bank                          21.9%
Freddie Mac                                     15.7%
Government National Mortgage Association        12.8%
Small Business Administration                    1.0%

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TOP TEN HOLDINGS
(AS OF 9/30/04)
(% OF FUND'S NET ASSETS)

FHLB 2.75%, 03/14/08      7.67%          FHLB 5.75%, 05/15/12      5.49%
FNMA 4.50%, 10/01/13      5.92%          FNMA 5.00%, 01/15/07      5.27%
FHLMC 5.00%, 12/01/17     5.78%          FHLMC 4.88%, 03/15/07     5.26%
GNMA 5.29%, 11/16/15      5.73%          FHLB 5.38%, 05/15/06      5.25%
FNMA 7.13%, 03/15/07      5.52%          GNMA 4.36%, 02/16/30      4.91%

*A listing of all portfolio holdings can be found on page 41.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

(DOLLARS IN THOUSANDS)
                                                           LEHMAN BROTHERS
                                                            INTERMEDIATE
                                                              GOVERNMENT
                                               CLASS A          INDEX
                                               -------     ---------------
                             9/30/1994         $ 9,625        $10,000.00
                             3/31/1995           9,957         10,405.29
                             9/30/1995          10,531         11,060.45
                             3/31/1996          10,743         11,352.21
                             9/30/1996          10,933         11,625.02
                             3/31/1997          11,099         11,890.91
                             9/30/1997          11,650         12,534.97
                             3/31/1998          12,083         13,006.19
                             9/30/1998          12,787         13,865.30
                             3/31/1999          12,792         13,861.45
                             9/30/1999          12,798         13,973.91
                             3/31/2000          12,955         14,195.88
                             9/30/2000          13,545         14,841.64
                             3/31/2001          14,468         15,893.46
                             9/30/2001          15,231         16,751.96
                             3/31/2002          15,109         16,684.79
                             9/30/2002          16,331         18,164.55
                             3/31/2003          16,689         18,511.31
                             9/30/2003          16,843         18,798.91
                             3/31/2004          17,160         19,174.94
                             9/30/2004          17,050         19,157.07

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The Fund's maximum sales charge is 3.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

TAMARACK QUALITY FIXED INCOME FUND

--------------------------------------------------------------------------------

MARKET COMMENTARY

The U.S. high-grade bond market delivered solid, if unspectacular, returns during the last twelve months. Following the tax rebate fueled 7.4% GDP growth rate during the third calendar quarter in 2003, the economy maintained a 4% growth rate since the beginning of calendar year 2004. Coincident with these signs of economic recovery, official payroll statistics during the autumn of 2003 finally began reflecting the domestic job creation necessary to make the recovery self-sustaining. However, early 2004 brought renewed doubt regarding the economy as monthly payroll growth fell well short of expectations during the first calendar quarter. During the balance of 2004 payroll reports have been on a seesaw, both above and below economists' expectations. Interest rates have shown a similar pattern. Ten-year Treasury rates rallied to 3.65% in March of this year before selling off to a 4.90% rate during 2004. The market briefly traded back through 4.00% in September before ending our fiscal year at 4.12%; recall that as yields fall bond prices are rising, so rising yields mark periods of negative bond returns. Inflation concerns during the first half of 2004 appeared to dissipate despite a huge run-up in energy prices. Within the broad market sectors held by the Fund (including Treasuries, Agency Debt, Mortgages, Asset-Backed Securities, and Corporate Debt), the Corporate Debt category added the most value to the portfolio due to tightening credit spreads during a period of high demand for yield, solid economic growth, accommodative monetary policy, and improving corporate balance sheets.

--------------------------------------------------------------------------------

PERFORMANCE

Market returns for the twelve months ended September 30, 2004, as represented by the Lehman Brothers U.S. Aggregate Bond Index, totaled 3.68% and were chiefly due to coupon income as price returns have been volatile and essentially flat during the period. In fact, without the price appreciation of July and August, total returns for the 12 month period ended September 30, 2004 would have been nearly flat. The Fund's return for the 12 month period ended September 30, 2004 was +2.78% (Class A, net of fees). The relative return disadvantage primarily reflects the impact of defensively holding portfolio duration below the market at a time of rising bond prices.

--------------------------------------------------------------------------------

OUTLOOK

The general consensus among economic forecasters calls for continued solid economic growth, modest increases in inflation expectations, and the continuation of the Federal Reserve Board's gradual program to remove monetary stimulus. We expect that the Fed Funds rate should be at or above 2.50% by March 2005. By nearly any historical measure, under current economic conditions and expectations, U.S. bonds appear close to fully valued. Accordingly, we believe that total return expectations for the coming year will be more a function of coupon income than market appreciation. Real interest rates are low and credit and mortgage-related spreads are tight, which results in lower than average yield differentials when taking credit risk on corporate debt or prepayment risk on mortgage-related structures. In this environment, we are keeping portfolio duration in line with the market and maintaining our investment discipline of seeking the best ideas across our market sectors while building portfolio yield in a well-diversified, high quality manner.


                                    [PHOTO]

                            James A. Norungolo, CFA,
                                 Vice President

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

TAMARACK QUALITY FIXED INCOME FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Current income and capital appreciation

--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers U.S. Aggregate Bond Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)

                                  [PIE CHART]

Corporate Bonds                                41.5%
U.S. Governments Agency Obligations            31.4%
Collateralized Mortgage Obligations             8.3%
U.S. Treasury Bonds                             6.5%
Commerical Mortgage Backed Securities           6.3%
Asset Backed Securities                         3.1%
U.S. Treasury Notes                             1.6%
U.S. Treasury Inflation Protection Bonds        1.0%
Investment Companies                            0.3%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/04)
(% OF FUND'S NET ASSETS)

GNMA 5.00%, 01/15/34             4.60%     Toyota Motor Credit Corp.,
U.S. Treasury Bonds 8.125%,                  4.35%, 12/15/10              1.54%
 05/15/21                        3.35%     U.S. Treasury Notes 3.875%,
FNMA 4.50%, 12/01/17             2.77%       02/15/13                      1.15%
Countrywide Alternative Loan               Residential Funding Mortgage
 Trust, Series 2004-12CB,                    Securities I, Series 2004-S5,
 Class 1A1, 5.00%,                           Class 1A1, 5.25%,
 07/25/19                        2.20%       05/25/34                     1.10%
FNMA 5.00%, 09/01/33             1.99%     Structured Asset Securities
JP Morgan Commercial Mortgage                Corp., Series 2004-17XS,
 Finance Corp., Series 1999-C7,              Class A2, 4.45%, 09/25/34    1.09%
 Class A2, 6.51%, 10/15/35       1.75%

*A listing of all portfolio holdings can be found on page 42.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

(DOLLARS IN THOUSANDS)
                                                    LEHMAN BROTHERS
                                                     U.S. AGGREGATE
                                    CLASS A           BOND INDEX
                                    -------         ---------------
              5/11/1999             $ 9,625           $10,000.00
              9/30/1999               9,586            14,584.70
              3/31/2000               9,794            14,888.36
              9/30/2000              10,171            15,604.16
              3/31/2001              10,949            16,753.96
              9/30/2001              11,349            17,625.45
              3/31/2002              11,078            17,649.91
              9/30/2002              11,874            19,140.58
              3/31/2003              12,156            19,712.42
              9/30/2003              12,437            20,176.12
              3/31/2004              12,730            20,777.83
              9/30/2004              12,784            20,918.13

The graph reflects an initial investment of $10,000 since inception of 5/11/1999 and is based on Class A shares at net asset value. The Fund's maximum sales charge is 3.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

TAMARACK TAX-FREE INCOME FUND

--------------------------------------------------------------------------------

MARKET COMMENTARY

During the twelve months ending September 30, 2004, interest rates on bonds with maturities shorter than seven years rose by about 0.50%, but rates on longer bonds fell slightly. Shorter-term rates rose from the very low levels that prevailed a year ago in response to the Federal Reserve's change in monetary policy. The Federal Reserve raised the overnight Fed Funds rate from 1.00% to 1.75% in three moves this summer because it believes the economy is experiencing a sustainable recovery. Although longer-term bond rates had only a small net change, interest rates were volatile during the year. Interest rates rose sharply in the spring of 2004 when the economy was growing rapidly, but then rates declined during the summer as the economy's growth moderated. The yield differential for longer maturities over shorter maturities is still unusually large, although less than it was a year ago.

--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Tax-Free Income Fund (Class A, net of fees) had a total return of 2.24% for the year. The Lehman Brothers Municipal Bond Index, which is an index of investment grade municipal bonds with maturities longer than one year and is the Fund's benchmark, had a total return of 4.60%. Of course the Index, unlike a mutual fund, does not have any fees or expenses, and cannot be directly purchased by investors. The primary reason for the Fund's below benchmark performance was its longer average maturity versus the benchmark, which hurt returns during the general bond market decline in the spring of 2004.

--------------------------------------------------------------------------------

OUTLOOK

The economy continues to grow, but somewhat sluggishly. The Fed has made it clear that it plans to raise short-term interest rates to what it describes as a more neutral level, although the term "neutral" has not been defined. Inflation remains benign. Rising short-term interest rates and an expanding economy usually put upward pressure on interest rates. However, this may be tempered by low inflation and by the higher yields that are already available on longer maturity bonds.

                                    [PHOTO]

                            Raye C. Kanzenbach, CFA,
                            Senior Managing Director

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

TAMARACK TAX-FREE INCOME FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Providing the highest level of regular income exempt from federal income tax consistent with stated quality and maturity standards

--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers Municipal Bond Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)

                                  [PIE CHART]

                      Municipal Bonds                 95.4%
                      Investment Companies             4.6%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/04)
(% OF FUND'S NET ASSETS)

Arkansas State University               Foxborough Stadium Project,
Revenue Housing System, 4.75%,           6.00%, 06/01/14                   4.20%
 03/01/29                        4.35%  San Antonio Electric & Gas
Frisco Independent School                5.375%, 02/01/15                  4.16%
 District, 6.50%, 08/15/15       4.28%  Massachusetts State Health &
Cook County Township High School         Education Facilities Authority
 District, 5.50%, 12/01/19       4.27%   (Partners Healthcare),
Bridgeport, Series A, 6.00%,             Series C, 5.75%, 07/01/12         4.15%
 07/15/14                        4.26%  Massachusetts State Construction
Hartland School District                 Loan, Series E, 5.38%, 01/01/17   4.10%
 Construction, 6.00%, 05/01/20   4.21%  Michigan State Building Authority,
                                         Series III, 5.38%, 10/15/16       4.06%

*A listing of all portfolio holdings can be found on page 49.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

(DOLLARS IN THOUSANDS)
                                                          LEHMAN BROTHERS
                                                             MUNICIPAL
                            CLASS A          CLASS S        BOND INDEX
                            -------          -------      ---------------
           9/30/1994        $ 9,625          $10,000        $10,000.00
           3/31/1995         10,036           10,440         10,553.53
           9/30/1995         10,527           10,966         11,118.35
           3/31/1996         10,768           11,230         11,438.13
           9/30/1996         11,039           11,527         11,789.77
           3/31/1997         11,260           11,773         12,061.17
           9/30/1997         11,939           12,498         12,852.80
           3/31/1998         12,341           12,934         13,353.61
           9/30/1998         12,831           13,465         13,972.89
           3/31/1999         12,942           13,598         14,181.44
           9/30/1999         12,568           13,223         13,875.57
           3/31/2000         12,754           13,435         14,170.14
           9/30/2000         13,180           13,901         14,732.36
           3/31/2001         13,992           14,775         15,717.76
           9/30/2001         14,370           15,193         16,264.05
           3/31/2002         14,316           15,155         16,317.06
           9/30/2002         15,576           16,510         17,717.24
           3/31/2003         15,668           16,628         17,930.14
           9/30/2003         16,158           17,170         18,407.20
           3/31/2004         16,477           17,531         18,981.58
           9/30/2004         16,520           17,598         19,253.85

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 3.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

TAMARACK NORTH CAROLINA TAX-FREE BOND FUND

--------------------------------------------------------------------------------

MARKET COMMENTARY

During the twelve months ending September 30, 2004, interest rates on bonds with maturities shorter than seven years rose by about 0.50%, and rates on longer bonds fell slightly. The shorter-term rates rose from the very low levels that prevailed a year ago in response to the Federal Reserve's change in monetary policy. The Federal Reserve raised the overnight Fed Funds rate from 1.00% to 1.75% in three moves this summer because it believes the economy is experiencing a sustainable recovery. Although longer-term bond rates had only a small net change, interest rates were volatile during the twelve months ending September 30, 2004. Interest rates rose sharply in the spring of 2004 when the economy was growing rapidly, but then rates declined during the summer as the economy's growth moderated. The yield differential for longer maturities over shorter maturities is still unusually large, although less than a year ago.

--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack North Carolina Tax-Free Bond Fund (Class A, net of fees) had a one year total return of 1.17%, compared with the Fund's benchmark, the Lehman Brothers Five-Year Municipal Bond Index, which had a one year total return of 2.04%. The income component of the Fund is slightly less than the benchmark because of its holdings of relatively low-yielding North Carolina bonds. Of course the Index, unlike a mutual fund, does not have any fees or expenses, and cannot be directly purchased by investors. The change in the market value of the securities held by the Fund actually slightly outperformed the benchmark.

--------------------------------------------------------------------------------

OUTLOOK

The economy continues to grow, but somewhat sluggishly. The Fed has made it clear that it plans to raise short-term interest rates to a more neutral level, although the term neutral is not defined. Inflation remains benign. Rising short-term interest rates and an expanding economy usually put upward pressure on interest rates. However, this may be tempered by low inflation and by the higher yields that are already available on longer maturity bonds.

                                    [PHOTO]

                            Raye C. Kanzenbach, CFA,
                            Senior Managing Director

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

TAMARACK NORTH CAROLINA TAX-FREE BOND FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

High current income that is free from federal income tax and North Carolina personal income tax, together with relative safety of principal

--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers 5 Yr. Municipal Bond Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S INVESTMENTS)

                                  [PIE CHART]

                North Carolina Municipal Obligations            90.9%
                Investment Companies                             9.1%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 9/30/04)
(% OF FUND'S NET ASSETS)

Cumberland County CP, Series A,          Duplin County, 5.00%, 09/01/10    3.72%
 6.20%, 12/01/17                  6.93%  North Carolina Municipal Power
Pitt County Public Facilities CP,         Agency #1, Catawba Electric
 Series A, 5.35%, 04/01/07        4.55%   Revenue, 5.25%, 01/01/09         3.72%
University of North Carolina             North Carolina Infrastructure CP,
 Greensboro Revenue, Series A,            5.00%, 02/01/11                  3.70%
 4.63%, 04/01/13                  3.95%  Cumberland County Hospital
North Carolina Medical Care               Facilities Revenue, 5.25%,
 Community Hospital Revenue               10/01/10                         3.68%
 Center Project, 5.75%, 06/01/13  3.84%  North Carolina Educational
Cabarrus County CP, 5.50%,                Facilities Finance Agency Revenue,
 04/01/15                         3.73%  Wake Forest University Project,
                                          5.00%, 11/01/12                  3.67%

*A listing of all portfolio holdings can be found on page 51.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

(DOLLARS IN THOUSANDS)
                                                      LEHMAN
                                                     BROTHERS
                                                    5 YR. MUNI
                                    CLASS A         BOND INDEX
                                    -------         ----------
                 9/30/1994          $ 9,625        $10,000.00
                 3/31/1995           10,029         10,358.31
                 9/30/1995           10,451         10,889.91
                 3/31/1996           10,636         11,113.93
                 9/30/1996           10,777         11,357.76
                 3/31/1997           11,014         11,579.30
                 9/30/1997           11,646         12,115.85
                 3/31/1998           11,993         12,464.26
                 9/30/1998           12,514         12,934.59
                 3/31/1999           12,616         13,176.56
                 9/30/1999           12,429         13,135.71
                 3/31/2000           12,568         13,293.52
                 9/30/2000           12,973         13,769.42
                 3/31/2001           13,654         14,551.64
                 9/30/2001           14,056         15,098.71
                 3/31/2002           13,976         15,115.41
                 9/30/2002           15,037         16,283.80
                 3/31/2003           15,184         16,604.99
                 9/30/2003           15,437         17,077.17
                 3/31/2004           15,577         17,318.52
                 9/30/2004           15,618         17,426.20

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The Fund's maximum sales charge is 3.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

                                                                                            TAMARACK
                                                        TAMARACK                             NORTH
                                    TAMARACK            QUALITY           TAMARACK          CAROLINA
                                   GOVERNMENT            FIXED            TAX-FREE          TAX-FREE
                                     INCOME              INCOME            INCOME             BOND
                                      FUND                FUND              FUND              FUND
                                  -------------      -------------      -------------     -------------
ASSETS:
Investments, at market
 value (cost $19,755,969;
 $106,503,803;
 $25,256,913 and
 $13,905,776, respectively)       $  19,639,512      $ 109,597,010      $  27,322,446     $  14,665,906
Interest and dividends
 receivable                             174,928          1,132,760            319,586           204,194
Cash                                     25,519                  -                  -           176,215
Receivable for capital
 shares issued                            5,192              1,324                  -                 -
Receivable for investments
 sold                                         -            252,382                  -                 -
Receivable from advisor                  39,468             38,084                  -            23,081
Prepaid expenses                         17,673             29,633             10,953             7,062
                                  -------------      -------------      -------------     -------------
 Total Assets                        19,902,292        111,051,193         27,652,985        15,076,458
                                  -------------      -------------      -------------     -------------

LIABILITIES:
Distributions payable                    15,271            415,251             78,150            25,961
Payable for capital shares
 redeemed                                 2,575            171,586              2,574           192,177
Payable for investments
 purchased                                    -            855,221                  -                 -
Accrued expenses and
 other payables:
  Investment advisory fees                    -                  -             41,321                 -
  Administration fees                     1,676              9,178              2,261             1,235
  Distribution fees                       4,394                829                131             4,319
  Other                                  25,195             50,672             27,288            19,572
                                  -------------      -------------      -------------     -------------
   Total Liabilities                     49,111          1,502,737            151,725           243,264
                                  -------------      -------------      -------------     -------------
   Net Assets                     $  19,853,181      $ 109,548,456      $  27,501,260     $  14,833,194
                                  =============      =============      =============     =============

NET ASSETS CONSIST OF:
Capital                           $  19,870,478      $ 111,022,237      $  24,754,445     $  13,502,332
Undistributed (distributions
  in excess of) net
  investment income                      36,951           (122,777)                24             4,527
Accumulated net realized
  gains (losses) from
  investment transactions                62,209         (4,444,211)           681,258           566,205
Net unrealized appreciation
  (depreciation) on
  investments                          (116,457)         3,093,207          2,065,533           760,130
                                  -------------      -------------      -------------     -------------
Net Assets                        $  19,853,181      $ 109,548,456      $  27,501,260     $  14,833,194
                                  =============      =============      =============     =============

================================================================================
FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)

--------------------------------------------------------------------------------

                                                                                    TAMARACK
                                                TAMARACK                             NORTH
                              TAMARACK          QUALITY          TAMARACK           CAROLINA
                             GOVERNMENT          FIXED           TAX-FREE           TAX-FREE
                               INCOME            INCOME           INCOME              BOND
                                FUND              FUND             FUND               FUND
                            ------------      ------------      ------------      ------------
NET ASSETS:
Class A                     $  6,307,882      $  1,256,727      $    165,873      $  6,708,861
Class I                       13,512,278        18,989,999                 -         8,124,333
Class C                            3,296             3,331             3,328                 -
Class R                           26,417            20,418             3,335                 -
Class S                            3,308        89,277,981        27,328,724                 -
                            ------------      ------------      ------------      ------------
 Total                      $ 19,853,181      $109,548,456      $ 27,501,260      $ 14,833,194
                            ============      ============      ============      ============

SHARES OUTSTANDING:
Class A                          604,005           128,593            17,823           651,947
Class I                        1,294,151         1,943,649                 -           789,386
Class C                              316               341               357                 -
Class R                            2,529             2,090               358                 -
Class S                              317         9,136,407         2,934,614                 -
                            ------------      ------------      ------------      ------------
 Total                         1,901,318        11,211,080         2,953,152         1,441,333
                            ============      ============      ============      ============

NET ASSET VALUES:
Class A (a)                 $      10.44      $       9.77      $       9.31      $      10.29
                            ============      ============      ============      ============
Class I                     $      10.44      $       9.77                 -      $      10.29
                            ============      ============      ============      ============
Class C (b)                 $      10.44      $       9.77      $       9.31                 -
                            ============      ============      ============      ============
Class R                     $      10.45      $       9.77      $       9.31                 -
                            ============      ============      ============      ============
Class S                     $      10.43      $       9.77      $       9.31                 -
                            ============      ============      ============      ============

MAXIMUM OFFERING PRICE
  PER SHARE:
Class A                     $      10.85      $      10.15      $       9.67      $      10.69
                            ============      ============      ============      ============
Maximum Sales Charge --
  Class A                           3.75%             3.75%             3.75%             3.75%
                            ============      ============      ============      ============

(a) For Class A shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more).
(b) For Class C shares, redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

TAMARACK GOVERNMENT
INCOME FUND

                                                                      FOR THE               FOR THE
                                                                   PERIOD ENDED            YEAR ENDED
                                                              SEPTEMBER 30, 2004 (a)     APRIL 30, 2004
                                                             ------------------------   ---------------
INVESTMENT INCOME:
  Interest income                                                   $   316,140             $   882,810
  Dividend income                                                         1,329                   3,090
                                                                    -----------             -----------
   Total Investment Income                                              317,469                 885,900
                                                                    -----------             -----------

EXPENSES:
  Investment advisory fees                                               28,221                  78,642
  Administration Fees                                                     9,407                  38,912
  Distribution fees - Class A                                            13,249                  29,966
  Distribution fees - Class B (b)                                             -                   4,638
  Distribution fees - Class C                                                14                       1
  Distribution fees - Class R                                                10                       -
  Accounting fees                                                         1,871                  34,108
  Custodian fees                                                             14                   1,603
  Legal and Audit fees                                                   26,131                  28,226
  Registration and filing fees                                           32,409                  28,859
  Shareholder reports                                                       562                   6,706
  Transfer agent fees                                                    24,054                  31,582
  Trustees' fees                                                         14,149                   2,073
  Other fees                                                              2,236                   9,087
                                                                    -----------             -----------
  Total expenses before voluntary fee reductions                        152,327                 294,403
Expenses voluntarily reduced by:
  Advisor                                                               (58,690)                 (7,464)
  Distributor                                                            (6,625)                (16,143)
                                                                    -----------             -----------
  Net Expenses                                                           87,012                 270,796
                                                                    -----------             -----------

NET INVESTMENT INCOME                                                   230,457                 615,104
                                                                    -----------             -----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions                (79,863)              1,567,509
Net change in unrealized appreciation (depreciation) on
  investments                                                           275,748              (2,171,469)
                                                                    -----------             -----------
Net realized/unrealized gains (losses) from investments                 195,885                (603,960)
                                                                    -----------             -----------
Change in net assets resulting from operations                      $   426,342             $    11,144
                                                                    ===========             ===========

(a)  For the period from May 1, 2004 to September 30, 2004.

(b)  Class B shares were converted to Class A shares on March 24, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF OPERATIONS (CONT.)

--------------------------------------------------------------------------------

TAMARACK QUALITY
FIXED INCOME FUND

                                                                      FOR THE               FOR THE
                                                                   PERIOD ENDED            YEAR ENDED
                                                              SEPTEMBER 30, 2004 (a)     APRIL 30, 2004
                                                             ------------------------   ---------------
INVESTMENT INCOME:
  Interest income                                                   $ 2,479,563             $ 2,153,719
  Dividend income                                                         8,872                   4,931
                                                                    -----------             -----------
   Total Investment Income                                            2,488,435               2,158,650
                                                                    -----------             -----------

EXPENSES:
  Investment advisory fees                                              296,876                 277,687
  Administration Fees                                                    49,479                  62,570
  Distribution fees - Class A                                             2,467                   3,917
  Distribution fees - Class B (b)                                             -                   1,081
  Distribution fees - Class C                                                14                       1
  Distribution fees - Class R                                                 9                       -
  Accounting fees                                                        13,605                  43,191
  Custodian fees                                                         14,664                   2,818
  Legal and Audit fees                                                   34,761                  38,159
  Registration and filing fees                                           31,455                  25,034
  Shareholder reports                                                    11,456                   4,725
  Transfer agent fees                                                    76,420                  30,971
  Trustees' fees                                                         17,014                   2,082
  Other fees                                                              9,751                  12,884
                                                                    -----------             -----------
  Total expenses before voluntary fee reductions                        557,971                 505,120
Expenses voluntarily reduced by:
  Advisor                                                              (219,487)                 (8,407)
  Distributor                                                            (1,233)                 (2,228)
                                                                    -----------             -----------
  Net Expenses                                                          337,251                 494,485
                                                                    -----------             -----------

NET INVESTMENT INCOME                                                 2,151,184               1,664,165
                                                                    -----------             -----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions                152,540                (260,959)
Net change in unrealized appreciation (depreciation) on
  investments                                                         1,283,564              (1,540,439)
                                                                    -----------             -----------
Net realized/unrealized gains (losses) from investments               1,436,104              (1,801,398)
                                                                    -----------             -----------
Change in net assets resulting from operations                      $ 3,587,288             $  (137,233)
                                                                    ===========             ===========

(a)  For the period from May 1, 2004 to September 30, 2004.

(b)  Class B shares were converted to Class A shares on March 24, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF OPERATIONS (CONT.)

--------------------------------------------------------------------------------

TAMARACK TAX-FREE
INCOME FUND

                                                                      FOR THE               FOR THE
                                                                   PERIOD ENDED           YEAR ENDED
                                                              SEPTEMBER 30, 2004 (a)     JUNE 30, 2004
                                                             ------------------------   --------------
INVESTMENT INCOME:
  Interest income                                                   $   313,198             $ 1,526,979
  Dividend income                                                         3,202                     925
                                                                    -----------             -----------
   Total Investment Income                                              316,400               1,527,904
                                                                    -----------             -----------

EXPENSES:
  Investment advisory fees                                               60,094                 291,635
  Administration Fees                                                     7,070                  34,309
  Distribution fees - Class A                                               196                      22
  Distribution fees - Class C                                                 8                       6
  Distribution fees - Class R                                                 4                       3
  Accounting fees                                                         1,164                  17,585
  Custodian fees                                                             65                   3,439
  Legal and Audit fees                                                   15,488                  24,796
  Registration and filing fees                                               83                  51,963
  Shareholder reports                                                     1,224                   8,212
  Transfer agent fees                                                     9,032                  17,491
  Trustees' fees                                                          5,015                  11,795
  Other fees                                                              1,942                   1,936
                                                                    -----------             -----------
  Total expenses before voluntary fee reductions                        101,385                 463,192
Expenses voluntarily reduced by:
  Advisor                                                               (31,185)               (124,206)
  Distributor                                                               (98)                    (11)
                                                                    -----------             -----------
  Net Expenses                                                           70,102                 338,975
                                                                    -----------             -----------

NET INVESTMENT INCOME                                                   246,298               1,188,929
                                                                    -----------             -----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions                137,838                 892,790
Net change in unrealized appreciation (depreciation) on
  investments                                                           676,192              (2,323,243)
                                                                    -----------             -----------
Net realized/unrealized gains (losses) from investments                 814,030              (1,430,453)
                                                                    -----------             -----------
Change in net assets resulting from operations                      $ 1,060,328             $  (241,524)
                                                                    ===========             ===========

(a)  For the period from July 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF OPERATIONS (CONT.)

--------------------------------------------------------------------------------

TAMARACK NORTH CAROLINA
TAX-FREE BOND FUND

                                                                      FOR THE               FOR THE
                                                                   PERIOD ENDED            YEAR ENDED
                                                              SEPTEMBER 30, 2004 (a)     APRIL 30, 2004
                                                             ------------------------   ---------------
INVESTMENT INCOME:
  Interest income                                                   $   283,421             $   992,150
  Dividend income                                                         2,986                   6,517
                                                                    -----------             -----------
   Total Investment Income                                              286,407                 998,667
                                                                    -----------             -----------

EXPENSES:
  Investment advisory fees                                               24,396                  79,857
  Administration Fees                                                     6,970                  33,917
  Distribution fees - Class A                                            12,862                  23,223
  Distribution fees - Class B (b)                                             -                   2,815
  Distribution fees - Class C                                                 -                       -
  Distribution fees - Class R                                                 -                       -
  Accounting fees                                                         2,515                  34,890
  Custodian fees                                                             92                   1,530
  Legal and Audit fees                                                   24,996                  26,752
  Registration and filing fees                                           10,909                  10,668
  Shareholder reports                                                       171                   5,221
  Transfer agent fees                                                     3,932                  21,274
  Trustees' fees                                                         14,577                   1,527
  Other fees                                                              1,050                   8,055
                                                                    -----------             -----------
  Total expenses before voluntary fee reductions                        102,470                 249,729
Expenses voluntarily reduced by:
  Advisor                                                               (27,403)                 (6,505)
  Distributor                                                            (6,431)                (12,315)
                                                                    -----------             -----------
  Net Expenses                                                           68,636                 230,909
                                                                    -----------             -----------

NET INVESTMENT INCOME                                                   217,771                 767,758
                                                                    -----------             -----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions                150,538                 675,415
Net change in unrealized appreciation (depreciation) on
  investments                                                           (13,655)             (1,239,107)
                                                                    -----------             -----------
Net realized/unrealized gains (losses) from investments                 136,883                (563,692)
                                                                    -----------             -----------
Change in net assets resulting from operations                      $   354,654             $   204,066
                                                                    ===========             ===========

(a)  For the period from May 1, 2004 to September 30, 2004.

(b)  Class B shares were converted to Class A shares on March 24, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

TAMARACK GOVERNMENT
INCOME FUND

                                                            FOR THE                   FOR THE               FOR THE
                                                         PERIOD ENDED                YEAR ENDED            YEAR ENDED
                                                    SEPTEMBER 30, 2004 (a)         APRIL 30, 2004        APRIL 30, 2003
                                                   ------------------------   -----------------------   ---------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                 $    230,457               $    615,104           $  1,225,319
  Net realized gains (losses) from investment
   transactions                                              (79,863)                 1,567,509              1,061,545
  Net change in unrealized appreciation
   (depreciation) on investments                             275,748                 (2,171,469)               569,204
                                                        ------------               ------------           ------------
Change in net assets from operations                         426,342                     11,144              2,856,068
                                                        ------------               ------------           ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                 (50,182)                  (130,831)              (204,394)
  From net realized gains from investment
   transactions                                                    -                   (127,056)                     -
DISTRIBUTIONS TO CLASS B SHAREHOLDERS: (C)
  From net investment income                                       -                     (7,830)               (16,464)
  From net realized gains from investment
   transactions                                                    -                    (10,833)                     -
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                (147,719)                  (482,857)            (1,004,461)
  From net realized gains from investment
   transactions                                                    -                   (350,792)                     -
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                     (16)                        (1) (b)                 -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                     (23)                        (2) (b)                 -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                     (34)                        (2) (b)                 -
  From net realized gains from investment
   transactions                                                    -                          -                      -
                                                        ------------               ------------           ------------
Change in net assets from shareholder
  distributions                                             (197,974)                (1,110,204)            (1,225,319)
                                                        ------------               ------------           ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                              1,439,183                 13,366,595             18,519,228
  Proceeds from shares exchanged from
   Class B (c)                                                     -                    414,882                      -
  Proceeds from shares issued in connection
   with merger                                                     -                          -                      -
  Dividends reinvested                                       137,144                    858,032                640,450
  Cost of shares redeemed                                 (6,345,106)               (19,928,660)           (19,436,211)
  Cost of shares exchanged to Class A                              -                   (414,882)                     -
                                                        ------------               ------------           ------------
Change in net assets from capital transactions            (4,768,779)                (5,704,033)              (276,533)
                                                        ------------               ------------           ------------
Net increase (decrease) in net assets                     (4,540,411)                (6,803,093)             1,354,216
NET ASSETS:
  Beginning of year                                       24,393,592                 31,196,685             29,842,469
                                                        ------------               ------------           ------------
  End of year                                           $ 19,853,181               $ 24,393,592           $ 31,196,685
                                                        ============               ============           ============
  Undistributed (distributions in excess of)
   net investment income                                $     36,951               $          -            $         -
                                                        ============               ============           ============
SHARE TRANSACTIONS:
  Issued                                                     140,084                  1,265,266              1,749,231
  Issued in connection with exchange from
   Class B (c)                                                     -                     38,956                      -
  Issued in connection with merger                                 -                          -                      -
  Reinvested                                                  13,284                     81,267                 60,389
  Redeemed                                                  (614,069)                (1,872,481)            (1,829,882)
  Cost of shares exchanged to Class A                              -                    (38,956)                     -
                                                        ------------               ------------           ------------
Change in shares from capital transactions                  (460,701)                  (525,948)               (20,262)
                                                        ============               ============           ============

(a)  For the period from May 1, 2004 to September 30, 2004.
(b) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(c)  Class B shares were converted to Class A shares on March 24, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

STATEMENT OF CHANGES IN NET ASSETS (CONT.)

--------------------------------------------------------------------------------

TAMARACK QUALITY FIXED
INCOME FUND

                                                             FOR THE                 FOR THE             FOR THE
                                                          PERIOD ENDED              YEAR ENDED          YEAR ENDED
                                                     SEPTEMBER 30, 2004 (a)       APRIL 30, 2004      APRIL 30, 2003
                                                    ------------------------   -------------------   ---------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                   $   2,151,184           $   1,664,165        $   2,325,888
  Net realized gains (losses) from investment
   transactions                                                 152,540                (260,959)             916,167
  Net change in unrealized appreciation
   (depreciation) on investments                              1,283,564              (1,540,439)           1,645,732
                                                          -------------           -------------        -------------
Change in net assets from operations                          3,587,288                (137,233)           4,887,787
                                                          -------------           -------------        -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                    (21,161)                (32,451)             (21,149)
  From net realized gains from investment
   transactions                                                       -                 (32,077)                (517)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS: (C)
  From net investment income                                          -                  (3,859)              (4,338)
  From net realized gains from investment
   transactions                                                       -                  (4,231)                (128)
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                   (490,898)             (1,686,514)          (2,445,484)
  From net realized gains from investment
   transactions                                                       -              (1,176,613)             (61,931)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                        (49)                     (3)(b)                -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                        (71)                     (4)(b)                -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                 (1,735,478)               (140,849)(b)                -
  From net realized gains from investment
   transactions                                                       -                       -                    -
                                                          -------------           -------------        -------------
Change in net assets from shareholder
  distributions                                              (2,247,657)             (3,076,601)          (2,533,547)
                                                          -------------           -------------        -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 3,003,365              12,337,231           14,829,282
  Proceeds from shares exchanged from
   Class B (c)                                                        -                 122,283                    -
  Proceeds from shares issued in connection
   with merger                                                        -              99,512,062                    -
  Dividends reinvested                                        1,518,201               1,468,997              802,986
  Cost of shares redeemed                                   (25,674,691)            (29,015,385)         (35,226,442)
  Cost of shares exchanged to Class A                                 -                (122,283)                   -
                                                          -------------           -------------        -------------
Change in net assets from capital transactions              (21,153,125)             84,302,905          (19,594,174)
                                                          -------------           -------------        -------------
Net increase (decrease) in net assets                       (19,813,494)             81,089,071          (17,239,934)
NET ASSETS:
  Beginning of year                                         129,361,950              48,272,879           65,512,813
                                                          -------------           -------------        -------------
  End of year                                             $ 109,548,456           $ 129,361,950        $  48,272,879
                                                          =============           =============        =============
  Undistributed (distributions in excess of) net
   investment income                                      ($    122,777)          ($    108,656)       ($    110,040)
                                                          =============           =============        =============
SHARE TRANSACTIONS:
  Issued                                                        311,318               1,230,858            1,475,219
  Issued in connection with exchange from
   Class B (c)                                                        -                  12,253                    -
  Issued in connection with merger                                    -              10,207,207                    -
  Reinvested                                                    157,492                 147,778               79,935
  Redeemed                                                   (2,665,994)             (2,877,062)          (3,512,536)
  Cost of shares exchanged to Class A                                 -                 (12,253)                   -
                                                          -------------           -------------        -------------
Change in shares from capital transactions                   (2,197,184)              8,708,781           (1,957,382)
                                                          =============           =============        =============

(a)  For the period from May 1, 2004 to September 30, 2004.
(b) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(c)  Class B shares were converted to Class A shares on March 24, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

STATEMENT OF CHANGES IN NET ASSETS (CONT.)

--------------------------------------------------------------------------------

TAMARACK TAX-FREE
INCOME FUND

                                                             FOR THE                 FOR THE             FOR THE
                                                          PERIOD ENDED              YEAR ENDED         YEAR ENDED
                                                     SEPTEMBER 30, 2004 (a)       JUNE 30, 2004       JUNE 30, 2003
                                                    ------------------------   -------------------   --------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                   $    246,298              $  1,188,929        $  1,418,331
  Net realized gains (losses) from investment
   transactions                                                137,838                   892,790              85,966
  Net change in unrealized appreciation
   (depreciation) on investments                               676,192                (2,323,243)          1,729,584
                                                          ------------              ------------        ------------
Change in net assets from operations                         1,060,328                  (241,524)          3,233,881
                                                          ------------              ------------        ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                    (1,256)                     (146)(b)               -
  From net realized gains from investment
   transactions                                                      -                         -                   -
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income                                         -                         -                   -
  From net realized gains from investment
   transactions                                                      -                         -                   -
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                         -                         -                   -
  From net realized gains from investment
   transactions                                                      -                         -                   -
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                       (21)                      (17)(b)               -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                       (25)                      (20)(b)               -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                  (244,996)               (1,188,746)         (1,418,350)
  From net realized gains from investment
   transactions                                                      -                  (435,336)            (56,360)
                                                          ------------              ------------        ------------
Change in net assets from shareholder
  distributions                                               (246,298)               (1,624,265)         (1,474,710)
                                                          ------------              ------------        ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                  142,781                 4,152,298           7,305,576
  Proceeds from shares exchanged from Class
   B                                                                 -                         -                   -
  Proceeds from shares issued in connection
   with merger                                                       -                         -                   -
  Dividends reinvested                                         161,025                   998,654             899,810
  Cost of shares redeemed                                   (1,841,869)              (14,104,416)         (7,356,230)
  Cost of shares exchanged to Class A                                -                         -                   -
                                                          ------------              ------------        ------------
Change in net assets from capital transactions              (1,538,063)               (8,953,464)            849,156
                                                          ------------              ------------        ------------
Net increase (decrease) in net assets                         (724,033)              (10,819,253)          2,608,327
NET ASSETS:
  Beginning of year                                         28,225,293                39,044,546          36,436,219
                                                          ------------              ------------        ------------
  End of year                                             $ 27,501,260              $ 28,225,293        $ 39,044,546
                                                          ============              ============        ============
  Undistributed (distributions in excess of) net
   investment income                                      $         24              $         24        ($        47)
                                                          ============              ============        ============
SHARE TRANSACTIONS:
  Issued                                                        15,621                   446,712             779,423
  Issued in connection with exchange from
   Class B                                                           -                         -                   -
  Issued in connection with merger                                   -                         -                   -
  Reinvested                                                    17,559                   106,506              96,018
  Redeemed                                                    (198,931)               (1,512,177)           (781,986)
  Cost of shares exchanged to Class A                                -                         -                   -
                                                          ------------              ------------        ------------
Change in shares from capital transactions                    (165,751)                 (958,959)             93,455
                                                          ============              ============        ============

(a)  For the period from July 1, 2004 to September 30, 2004.
(b) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

STATEMENT OF CHANGES IN NET ASSETS (CONT.)

--------------------------------------------------------------------------------

TAMARACK NORTH CAROLINA
TAX-FREE BOND FUND

                                                             FOR THE                FOR THE           FOR THE
                                                          PERIOD ENDED            YEAR ENDED         YEAR ENDED
                                                     SEPTEMBER 30, 2004 (a)     APRIL 30, 2004     APRIL 30, 2003
                                                    ------------------------   ----------------   ---------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                   $    217,771           $    767,758        $  1,012,731
  Net realized gains (losses) from investment
   transactions                                                150,538                675,415             276,307
  Net change in unrealized appreciation
   (depreciation) on investments                               (13,655)            (1,239,107)            662,001
                                                          ------------           ------------        ------------
Change in net assets from operations                           354,654                204,066           1,951,039
                                                          ------------           ------------        ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                   (66,312)              (146,821)           (152,357)
  From net realized gains from investment
   transactions                                                      -               (100,609)            (17,628)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS: (B)
  From net investment income                                         -                 (7,557)            (12,581)
  From net realized gains from investment
   transactions                                                      -                 (5,786)             (1,713)
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                  (126,963)              (613,380)           (847,793)
  From net realized gains from investment
   transactions                                                      -               (342,026)            (91,581)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                         -                      -                   -
DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                         -                      -                   -
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                         -                      -                   -
  From net realized gains from investment
   transactions                                                      -                      -                   -
                                                          ------------           ------------        ------------
Change in net assets from shareholder
  distributions                                               (193,275)            (1,216,179)         (1,123,653)
                                                          ------------           ------------        ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                1,674,145              3,577,313           3,005,523
  Proceeds from shares exchanged from
   Class B (b)                                                       -                279,994                   -
  Proceeds from shares issued in connection
   with merger                                                       -                      -                   -
  Dividends reinvested                                          62,894                493,419             279,172
  Cost of shares redeemed                                   (5,521,209)           (10,597,289)         (9,055,257)
  Cost of shares exchanged to Class A                                -               (279,994)                  -
                                                          ------------           ------------        ------------
Change in net assets from capital transactions              (3,784,170)            (6,526,557)         (5,770,562)
                                                          ------------           ------------        ------------
Net increase (decrease) in net assets                       (3,622,791)            (7,538,670)         (4,943,176)
NET ASSETS:
  Beginning of year                                         18,455,985             29,994,655          30,937,831
                                                          ------------           ------------        ------------
  End of year                                             $ 14,833,194           $ 18,455,985        $ 25,994,655
                                                          ============           ============        ============
  Undistributed (distributions in excess of) net
   investment income                                      $      4,527           ($    19,969)       ($    19,969)
                                                          ============           ============        ============
SHARE TRANSACTIONS:
  Issued                                                       165,209                339,762             283,408
  Issued in connection with exchange from
   Class B (b)                                                       -                 26,768                   -
  Issued in connection with merger                                   -                      -                   -
  Reinvested                                                     6,168                 47,068              26,293
  Redeemed                                                    (541,728)            (1,005,051)           (856,700)
  Cost of shares exchanged to Class A                                -                (26,742)                  -
                                                          ------------           ------------        ------------
Change in shares from capital transactions                    (370,351)              (618,195)           (546,999)
                                                          ============           ============        ============

(a)  For the period from May 1, 2004 to September 30, 2004.

(b)  Class B shares were converted to Class A shares on March 24, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

TAMARACK GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                      PERIOD ENDED                                YEAR ENDED APRIL 30,
                                        SEPT. 30,         --------------------------------------------------------------------
                                        2004 (d)            2004           2003           2002           2001           2000
                                        --------          --------       --------       --------       --------       --------
CLASS A
-------
Net Asset Value, Beginning of           $  10.33          $  10.80       $  10.26       $  10.14       $   9.66       $  10.03
  Period

INVESTMENT ACTIVITIES:
  Net Investment Income                     0.10              0.23           0.38           0.51           0.56           0.50
  Net Realized and Unrealized               0.09             (0.24)          0.54           0.12           0.48          (0.33)
   Gains (Losses) on Investments        --------          --------       --------       --------       --------       --------
  Total from Investment Activities          0.19             (0.01)          0.92           0.63           1.04           0.17

DISTRIBUTIONS:
  Net Investment Income                    (0.08)            (0.23)         (0.38)         (0.51)         (0.56)         (0.50)
  Net Realized Gains                           -             (0.23)             -              -              -          (0.04)
                                        --------          --------       --------       --------       --------       --------
  Total Distributions                      (0.08)            (0.46)         (0.38)         (0.51)         (0.56)         (0.54)
                                        --------          --------       --------       --------       --------       --------
Net Asset Value, End of Period          $  10.44          $  10.33       $  10.80       $  10.26       $  10.14       $   9.66
Total Return*                               1.87%(a)         (0.05%)         9.07%          6.28%         11.01%          1.73%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)     $  6,308          $  6,063       $  6,233       $  5,113       $  5,139       $  4,493
  Ratio of Expenses to Average Net          1.10%(b)          1.22%          1.08%          1.04%          0.93%          0.88%
   Assets
  Ratio of Net Investment Income            2.27%(b)          2.16%          3.55%          4.93%          5.61%          5.13%
   to Average Net Assets
  Ratio of Expenses to Average Net          2.02%(b)          1.50%          1.33%          1.29%          1.18%          1.13%
   Assets**
  Portfolio Turnover***                       13%               77%            67%            35%           103%            60%

CLASS I
-------
Net Asset Value, Beginning of           $  10.33          $  10.80       $  10.26       $  10.14       $   9.66       $  10.03
  Period

INVESTMENT ACTIVITIES:
  Net Investment Income                     0.11              0.26           0.40           0.53           0.58           0.53
  Net Realized and Unrealized               0.09             (0.24)          0.54           0.12           0.48          (0.33)
   Gains (Losses) on Investments        --------          --------       --------       --------       --------       --------
  Total from Investment Activities          0.20              0.02           0.94           0.65           1.06           0.20

DISTRIBUTIONS:
  Net Investment Income                    (0.09)            (0.26)         (0.40)         (0.53)         (0.58)         (0.53)
  Net Realized Gains                           -             (0.23)             -              -              -          (0.04)
                                        --------          --------       --------       --------       --------       --------
  Total Distributions                      (0.09)            (0.49)         (0.40)         (0.53)         (0.58)         (0.57)
                                        --------          --------       --------       --------       --------       --------
Net Asset Value, End of Period          $  10.44          $  10.33       $  10.80       $  10.26       $  10.14       $   9.66
Total Return*                               1.97%(a)          0.20%          9.34%          6.55%         11.29%          1.99%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)     $ 13,512          $ 18,321       $ 24,375       $ 24,308       $ 33,859       $ 43,486
  Ratio of Expenses to Average Net          0.85%(b)          0.96%          0.83%          0.79%          0.68%          0.63%
   Assets
  Ratio of Net Investment Income            2.52%(b)          2.42%          3.82%          5.19%          5.87%          5.31%
   to Average Net Assets
  Ratio of Expenses to Average Net          1.46%(b)          0.99%           (c)            (c)            (c)            (c)
   Assets**
  Portfolio Turnover***                       13%               77%            67%            35%           103%            60%

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                            PERIOD ENDED
                                    SEPT. 30,           APRIL 30,
                                    2004 (d)            2004 (e)
                                ----------------   ------------------
CLASS C
-------
Net Asset Value,                     $10.33               $10.43
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income              0.07                    -
    Net Realized and                   0.09                (0.10)
        Unrealized Gains
        (Losses) on
        Investments                  ------               ------
    Total from Investment              0.16                (0.10)
        Activities

DISTRIBUTIONS:
    Net Investment Income             (0.05)                   -
    Net Realized Gains                    -                    -
                                     ------               ------
    Total Distributions               (0.05)                   -
                                     ------               ------
Net Asset Value, End of              $10.44               $10.33
    Period
Total Return*                          1.56%(a)            (0.92%)(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of               $    3               $    3
        Period (000's)
    Ratio of Expenses to               1.85%(b)             2.02%(b)
        Average Net Assets
    Ratio of Net Investment            1.52%(b)             1.23%(b)
        Income to Average
        Net Assets
    Ratio of Expenses to               2.55%(b)             2.25%(b)
        Average Net
        Assets**
    Portfolio Turnover***                13%                  77%

CLASS R
-------
Net Asset Value,                     $10.33               $10.43
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income              0.07                 0.01
    Net Realized and                   0.12                (0.10)
        Unrealized Gains
        (Losses) on
        Investments
                                     ------               ------
    Total from Investment              0.19                (0.09)
        Activities

DISTRIBUTIONS:
    Net Investment Income             (0.07)               (0.01)
    Net Realized Gains                    -                    -
                                     ------               ------
    Total Distributions               (0.07)               (0.01)
                                     ------               ------
Net Asset Value, End of              $10.45               $10.33
    Period
Total Return*                          1.85%(a)            (0.90%)(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of               $   26               $    3
        Period (000's)
    Ratio of Expenses to               1.35%(b)             1.46%(b)
        Average Net Assets
    Ratio of Net Investment            1.68%(b)             1.75%(b)
        Income to Average
        Net Assets
    Ratio of Expenses to               2.46%(b)             1.61%(b)
        Average Net
        Assets**
    Portfolio Turnover***                13%                  77%


                                            PERIOD ENDED
                                    SEPT. 30,           APRIL 30,
                                    2004 (d)            2004 (e)
                                ----------------   ------------------
CLASS S
-------
Net Asset Value,                     $10.32               $10.42
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income              0.11                 0.01
    Net Realized and                   0.09                (0.10)
        Unrealized Gains
        (Losses) on
        Investments                  ------               ------
    Total from Investment              0.20                (0.09)
        Activities

DISTRIBUTIONS:
    Net Investment Income             (0.09)               (0.01)
    Net Realized Gains                    -                    -
                                     ------               ------
    Total Distributions               (0.09)               (0.01)
                                     ------               ------
Net Asset Value, End of              $10.43               $10.32
    Period
Total Return*                          1.97%(a)            (0.89%)(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of               $    3               $    3
        Period (000's)
    Ratio of Expenses to               0.85%(b)             1.01%(b)
        Average Net Assets
    Ratio of Net Investment            2.54%(b)             2.17%(b)
        Income to Average
        Net Assets
    Ratio of Expenses to               1.48%(b)             1.23%(b)
        Average Net
        Assets**
    Portfolio Turnover***                13%                  77%

  *  Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from May 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

TAMARACK QUALITY FIXED INCOME FUND

--------------------------------------------------------------------------------

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                     PERIOD ENDED                               YEAR ENDED APRIL 30,
                                       SEPT. 30,        ----------------------------------------------------------------------
                                       2004 (d)            2004           2003           2002           2001         2000 (e)
                                      ----------        ----------     ----------     ----------     ----------     ----------
CLASS A
-------
Net Asset Value, Beginning of         $     9.65        $    10.27     $     9.84     $    10.06     $     9.50     $    10.00
  Period

INVESTMENT ACTIVITIES:
  Net Investment Income                     0.16              0.38           0.41           0.51           0.58           0.50
  Net Realized and Unrealized               0.13             (0.25)          0.47          (0.15)          0.58          (0.50)
   Gains (Losses) on Investments      ----------        ----------     ----------     ----------     ----------     ----------
  Total from Investment Activities          0.29              0.13           0.88           0.36           1.16              -

DISTRIBUTIONS:
  Net Investment Income                    (0.17)            (0.41)         (0.44)         (0.52)         (0.58)         (0.50)
  Net Realized Gains                           -             (0.34)         (0.01)         (0.06)         (0.02)             -
                                      ----------        ----------     ----------     ----------     ----------     ----------
  Total Distributions                      (0.17)            (0.75)         (0.45)         (0.58)         (0.60)         (0.50)
                                      ----------        ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period        $     9.77        $     9.65     $    10.27     $     9.84     $    10.06     $     9.50
Total Return*                               2.96%(a)          1.39%          9.09%          3.67%         12.46%          0.03%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)   $    1,257        $    1,128     $      501     $      493     $      324     $      240
  Ratio of Expenses to Average Net          0.93%(b)          1.42%          1.31%          1.22%          1.16%          1.34%(b)
   Assets
  Ratio of Net Investment Income            4.07%(b)          3.56%          4.03%          5.03%          5.88%          5.50%(b)
   to Average Net Assets
  Ratio of Expenses to Average Net          1.64%(b)          1.68%          1.56%          1.47%          1.41%          1.59%(b)
   Assets**
  Portfolio Turnover***                       13%               87%            79%            88%           130%           314%

CLASS I
-------
Net Asset Value, Beginning of         $     9.65        $    10.27     $     9.84     $    10.06     $     9.50     $    10.00
  Period

INVESTMENT ACTIVITIES:
  Net Investment Income                     0.17              0.37           0.42           0.54           0.60           0.52
  Net Realized and Unrealized               0.13             (0.21)          0.48          (0.15)          0.58          (0.50)
   Gains (Losses) on Investments      ----------        ----------     ----------     ----------     ----------     ----------
  Total from Investment Activities          0.30              0.16           0.90           0.39           1.18           0.02

DISTRIBUTIONS:
  Net Investment Income                    (0.18)            (0.44)         (0.46)         (0.55)         (0.60)         (0.52)
  Net Realized Gains                           -             (0.34)         (0.01)         (0.06)         (0.02)             -
                                      ----------        ----------     ----------     ----------     ----------     ----------
  Total Distributions                      (0.18)            (0.78)         (0.47)         (0.61)         (0.62)         (0.52)
                                      ----------        ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period        $     9.77        $     9.65     $    10.27     $     9.84     $    10.06     $     9.50
Total Return*                               3.18%(a)          1.54%          9.33%          3.93%         12.74%          0.20%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)   $   18,990        $   30,990     $   47,658     $   64,912     $   77,808     $   69,558
  Ratio of Expenses to Average Net          0.68%(b)          1.18%          1.06%          0.97%          0.91%          1.09%(b)
   Assets
  Ratio of Net Investment Income            4.39%(b)          3.83%          4.30%          5.34%          6.10%          5.65%(b)
   to Average Net Assets
  Ratio of Expenses to Average Net          1.09%(b)           (c)            (c)            (c)            (c)           1.11%(b)
   Assets**
  Portfolio Turnover***                       13%               87%            79%            88%           130%           314%

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                            PERIOD ENDED
                                    SEPT. 30,           APRIL 30,
                                    2004 (d)            2004 (f)
                                ----------------   ------------------
CLASS C
-------
Net Asset Value,                     $ 9.65               $ 9.73
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income              0.13                 0.01
    Net Realized and                   0.13                (0.08)
        Unrealized Gains
        (Losses) on
        Investments
                                     ------               ------
    Total from Investment              0.26                (0.07)
        Activities

DISTRIBUTIONS:
    Net Investment Income             (0.14)               (0.01)
    Net Realized Gains                    -                    -
                                     ------               ------
    Total Distributions               (0.14)               (0.01)
                                     ------               ------
Net Asset Value, End of              $ 9.77               $ 9.65
    Period
Total Return*                          2.75%(a)            (0.72%)(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of               $    3               $    3
        Period (000's)
    Ratio of Expenses to               1.68%(b)             1.69%(b)
        Average Net Assets
    Ratio of Net Investment            3.33%(b)             3.03%(b)
        Income to Average
        Net Assets
    Ratio of Expenses to               2.09%(b)              (c)
        Average Net
        Assets**
    Portfolio Turnover***                13%                  87%

CLASS R
-------
Net Asset Value,                     $ 9.65               $ 9.73
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income              0.16                 0.01
    Net Realized and                   0.12                (0.08)
        Unrealized Gains
        (Losses) on
        Investments
                                     ------               ------
    Total from Investment              0.28                (0.07)
        Activities

DISTRIBUTIONS:
    Net Investment Income             (0.16)               (0.01)
    Net Realized Gains                    -                    -
                                     ------               ------
    Total Distributions               (0.16)               (0.01)
                                     ------               ------
Net Asset Value, End of              $ 9.77               $ 9.65
    Period
Total Return*                          2.96%(a)            (0.71%)(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of               $   20               $    3
        Period (000's)
    Ratio of Expenses to               1.16%(b)             1.13%(b)
        Average Net Assets
    Ratio of Net Investment            2.92%(b)             3.54%(b)
        Income to Average
        Net Assets
    Ratio of Expenses to               1.73%(b)              (c)
        Average Net
        Assets**
    Portfolio Turnover***                13%                  87%


                                             PERIOD ENDED
                                     SEPT. 30,            APRIL 30,
                                     2004 (d)             2004 (f)
                                  ----------------   ------------------
CLASS S
-------
Net Asset Value,                     $  9.65               $  9.73
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income               0.17                  0.01
    Net Realized and                    0.13                 (0.08)
        Unrealized Gains
        (Losses) on
        Investments
                                     -------               -------
    Total from Investment               0.30                 (0.07)
        Activities

DISTRIBUTIONS:
    Net Investment Income              (0.18)                (0.01)
    Net Realized Gains                     -                     -
                                     -------               -------
    Total Distributions                (0.18)                (0.01)
                                     -------               -------
Net Asset Value, End of              $  9.77               $  9.65
    Period
Total Return*                           3.07%(a)             (0.58%)(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of               $89,278               $97,237
        Period (000's)
    Ratio of Expenses to                0.68%(b)              0.68%(b)
        Average Net Assets
    Ratio of Net Investment             4.34%(b)              4.37%(b)
        Income to Average
        Net Assets
    Ratio of Expenses to                1.13%(b)               (c)
        Average Net
        Assets**
    Portfolio Turnover***                 13%                   87%

  *  Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from May 1, 2004 to September 30, 2004.
(e) For the period from May 11, 1999 (commencement of operations) to April 30, 2000.
(f) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

TAMARACK TAX-FREE INCOME FUND

--------------------------------------------------------------------------------

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                        PERIOD ENDED                          YEAR ENDED JUNE 30,
                                          SEPT. 30,
                                          ------------------------------------------------------------------
                                          2004 (D) 2004 (F) 2003 2002 2001 2000
                                      ---------------- ------------ ----------- ------------- ------------- -------------
CLASS S
-------------------------------------
Net Asset Value, Beginning of         $     9.05        $     9.57     $     9.14     $     8.96     $     8.62     $     8.91
  Period
INVESTMENT ACTIVITIES:
  Net Investment Income                     0.08              0.32           0.35           0.36           0.37           0.39
  Net Realized and Unrealized               0.26             (0.40)          0.44           0.18           0.38          (0.21)
                                      ----------        ----------     ----------     ----------     ----------     ----------
   Gains (Losses) on Investments
  Total from Investment Activities          0.34             (0.08)          0.79           0.54           0.75           0.18
DISTRIBUTIONS:
  Net Investment Income                    (0.08)            (0.32)         (0.35)         (0.36)         (0.37)         (0.39)
  Net Realized Gains                           -             (0.12)         (0.01)             -          (0.04)         (0.08)
                                      ----------        ----------     ----------     ----------     ----------     ----------
  Total Distributions                      (0.08)            (0.44)         (0.36)         (0.36)         (0.41)         (0.47)
                                      ----------        ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period        $     9.31        $     9.05     $     9.57     $     9.14     $     8.96     $     8.62
Total Return*                               3.78%(a)         (0.87%)         8.82%          6.12%          8.89%          2.18%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)   $   27,329        $   28,186     $   39,045     $   36,435     $   34,856     $   24,166
  Ratio of Expenses to Average Net          0.99%(b)          0.99%          0.99%          0.99%          1.00%          1.01%
   Assets
  Ratio of Net Investment Income            3.48%(b)          3.47%          3.73%          3.96%          4.19%          4.53%
   to Average Net Assets
  Ratio of Expenses to Average Net          1.43%(b)          1.35%          1.04%           (c)            (c)            (c)
   Assets**
  Portfolio Turnover***                        2%               17%            15%            12%            27%            48%

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                            PERIOD ENDED
                                    SEPT. 30,           JUNE 30,
                                    2004 (d)            2004 (e)
                                ----------------   ------------------
CLASS A
-------
Net Asset Value,                   $  9.05             $  9.25
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income             0.07                0.06
    Net Realized and                  0.26               (0.20)
        Unrealized Gains
        (Losses) on
        Investments
                                   -------             -------
    Total from Investment             0.33               (0.14)
        Activities

DISTRIBUTIONS:
    Net Investment Income            (0.07)              (0.06)
    Net Realized Gains                   -                   -
                                   -------             -------
    Total Distributions              (0.07)              (0.06)
                                   -------             -------
Net Asset Value, End of            $  9.31             $  9.05
    Period
Total Return*                         3.71%(a)           (1.50%)(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of             $   166             $    33
        Period (000's)
    Ratio of Expenses to              1.23%(b)            1.24%(b)
        Average Net Assets
    Ratio of Net Investment           3.20%(b)            3.39%(b)
        Income to Average
        Net Assets
    Ratio of Expenses to              1.82%(b)            3.00%(b)
        Average Net
        Assets**
    Portfolio Turnover***                2%                 17%

CLASS C
-------
Net Asset Value,                   $  9.05             $  9.25
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income             0.06                0.05
    Net Realized and                  0.26               (0.20)
        Unrealized Gains
        (Losses) on
        Investments
                                   -------             -------
    Total from Investment             0.32               (0.15)
        Activities

DISTRIBUTIONS:
    Net Investment Income            (0.06)              (0.05)
    Net Realized Gains                   -                   -
                                   -------             -------
    Total Distributions              (0.06)              (0.05)
                                   -------             -------
Net Asset Value, End of            $  9.31             $  9.05
    Period
Total Return*                         3.53%(a)           (1.65%)(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of             $     3             $     3
        Period (000's)
    Ratio of Expenses to              1.99%(b)            1.98%(b)
        Average Net Assets
    Ratio of Net Investment           2.54%(b)            2.59%(b)
        Income to Average
        Net Assets
    Ratio of Expenses to              2.45%(b)            3.16%(b)
        Average Net
        Assets**
    Portfolio Turnover***                2%                 17%

                                           PERIOD ENDED
                                   SEPT. 30,           JUNE 30,
                                   2004 (d)            2004 (e)
                                ----------------   ------------------
CLASS R
-------
Net Asset Value,                   $ 9.05             $ 9.25
    Beginning of Period

INVESTMENT ACTIVITIES:
    Net Investment Income            0.07               0.06
    Net Realized and                 0.26              (0.20)
        Unrealized Gains
        (Losses) on
        Investments
                                   -------             -------
    Total from Investment            0.33              (0.14)
        Activities

DISTRIBUTIONS:
    Net Investment Income           (0.07)             (0.06)
    Net Realized Gains                  -                  -
                                   ------             ------
    Total Distributions             (0.07)             (0.06)
                                   ------             ------
Net Asset Value, End of            $ 9.31             $ 9.05
    Period
Total Return*                        3.66%(a)          (1.55%)(a)

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of             $    3             $    3
        Period (000's)
    Ratio of Expenses to             1.49%(b)           1.48%(b)
        Average Net Assets
    Ratio of Net Investment          3.03%(b)           3.09%(b)
        Income to Average
        Net Assets
    Ratio of Expenses to             1.96%(b)           2.65%(b)
        Average Net
        Assets**
    Portfolio Turnover***               2%                17%

  *  Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  There were no waivers or reimbursements during the period.
(d)  For the period from July 1, 2004 to September 30, 2004.
(e) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f) The existing class of shares was designated Class S shares as of April 19, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

TAMARACK NORTH CAROLINA TAX-FREE BOND FUND

--------------------------------------------------------------------------------

(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)



                                     PERIOD ENDED                          YEAR ENDED APRIL 30,
                                       SEPT. 30,        ----------------------------------------------------------------------
                                       2004 (c)            2004           2003           2002           2001           2000
                                      ----------        ----------     ----------     ----------     ----------     ----------
CLASS A
-------
Net Asset Value, Beginning of         $    10.19        $    10.70     $    10.39     $    10.30     $     9.91     $    10.45
  Period

INVESTMENT ACTIVITIES:
  Net Investment Income                     0.13              0.33           0.36           0.38           0.40           0.38
  Net Realized and Unrealized               0.08             (0.30)          0.35           0.19           0.39          (0.51)
   Gains (Losses) on Investments      ----------        ----------     ----------     ----------     ----------     ----------
  Total from Investment Activities          0.21              0.03           0.71           0.57           0.79          (0.13)

DISTRIBUTIONS:
  Net Investment Income                    (0.11)            (0.33)         (0.36)         (0.38)         (0.40)         (0.39)
  Net Realized Gains                           -             (0.21)         (0.04)         (0.10)             -          (0.02)
                                      ----------        ----------     ----------     ----------     ----------     ----------
  Total Distributions                      (0.11)            (0.54)         (0.40)         (0.48)         (0.40)         (0.41)
                                      ----------        ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Year          $    10.29        $    10.19     $    10.70     $    10.39     $    10.30     $     9.91
Total Return*                               2.08%(a)          0.30%          6.96%          5.64%          8.04%         (1.15%)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)   $    6,709        $    5,066     $    4,301     $    4,507     $    4,225     $    4,554
  Ratio of Expenses to Average              1.14%(b)          1.20%          1.12%          1.10%          1.00%          0.98%
   Net Assets
  Ratio of Net Investment Income            2.96%(b)          3.16%          3.41%          3.61%          3.88%          3.85%
   to Average Net Assets
  Ratio of Expenses to Average              1.81%(b)          1.48%          1.39%          1.37%          1.28%          1.26%
   Net Assets**
  Portfolio Turnover***                        0%                9%             2%             7%            13%            14%

CLASS I
-------
Net Asset Value, Beginning of         $    10.19        $    10.70     $    10.39     $    10.30     $     9.91     $    10.45
  Period

INVESTMENT ACTIVITIES:
  Net Investment Income                     0.13              0.36           0.39           0.40           0.42           0.41
  Net Realized and Unrealized               0.09             (0.30)          0.35           0.19           0.39          (0.51)
   Gains (Losses) on Investments      ----------        ----------     ----------     ----------     ----------     ----------
  Total from Investment Activities          0.22              0.06           0.74           0.59           0.81          (0.10)

DISTRIBUTIONS:
  Net Investment Income                    (0.12)            (0.36)         (0.39)         (0.40)         (0.42)         (0.42)
  Net Realized Gains                           -             (0.21)         (0.04)         (0.10)             -          (0.02)
                                      ----------        ----------     ----------     ----------     ----------     ----------
  Total Distributions                      (0.12)            (0.57)         (0.43)         (0.50)         (0.42)         (0.44)
                                      ----------        ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Year          $    10.29        $    10.19     $    10.70     $    10.39     $    10.30     $     9.91
Total Return*                               2.19%(a)          0.55%          7.23%          5.90%          8.31%         (0.90%)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)   $    8,124        $   13,390     $   21,251     $   26,006     $   29,223     $   32,461
  Ratio of Expenses to Average              0.89%(b)          0.95%          0.87%          0.85%          0.75%          0.73%
   Net Assets
  Ratio of Net Investment Income            3.22%(b)          3.43%          3.66%          3.86%          4.13%          4.09%
   to Average Net Assets
  Ratio of Expenses to Average              1.27%(b)          0.98%          0.89%          0.87%          0.77%          0.76%
   Net Assets**
  Portfolio Turnover***                        0%                9%             2%             7%            13%            14%

 *   Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a)  Not annualized.
(b)  Annualized.
(c)  For the period from May 1, 2004 to September 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Effective April 16, 2004, and based on approval of shareholders, seventeen separate investment portfolios were reorganized as investment portfolios of Tamarack with a new fiscal year end of September 30th. This annual report includes the following four investment portfolios ("Funds"):

- Tamarack Government Income Fund ("Government Income Fund")
- Tamarack Quality Fixed Income Fund ("Quality Fixed Income Fund")
- Tamarack Tax-Free Income Fund ("Tax-Free Income Fund")
- Tamarack North Carolina Tax-Free Bond Fund ("North Carolina Tax-Free Bond
  Fund")

The Government Income, North Carolina Tax-Free Bond Fund and Quality Fixed Income Funds offer five share classes: Class A, Class C, Class R, Class I and Class S shares. Currrently, there are no assets in Class C, Class R and Class S share classes of the North Carolina Tax-Free Bond Fund, therefore the classes are not presented in the financial statements. The Tax-Free Income Fund offers four share classes: Class A, Class C, Class R and Class S shares. The North Carolina Tax-Free Bond Fund offers two share classes: Class A and Class I shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. Class C shares are offered at net asset value (i.e. no front-end sales charge), but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class R shares are not subject to either a front-end sales charge or CDSC. Class I and Class S shares are closed to new investors.


Voyageur Asset Management Inc. ("Voyageur") acts as the investment advisor for Tamarack. The officers of Tamarack ("Fund Management") are also employees of Voyageur or its affiliates.

Under the Funds' organizational documents, the Funds' officers and trustees are indemnified against certain liabilities arising out of the performance of their duties related to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for indemnification by the Funds in certain situations. These situations may involve future, unknown claims made against the Funds. However, any risk of loss to the Funds which may arise from such claims is expected to be remote.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

SECURITY VALUATION:

Bonds and other fixed income securities are generally valued on the basis of valuations furnished by pricing services approved by Tamarack's Board of Trustees (the "Board"). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, which approximates market value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases and also where a security price is unavailable from a pricing service, Tamarack has established procedures to determine a security's fair value. This report presents information as of Tamarack's fiscal year end of September 30, 2004.

INVESTMENT TRANSACTIONS:

Security transactions are accounted for on the date the security is bought or sold ("trade date"). Long-term investment transactions are recorded on a trade date plus one basis, except for on the last day of the annual or semi-annual financial reporting period, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Principal repayment of gains and losses on mortgage and asset-backed securities are included in the financial statements as interest income.

EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION:

Each Fund pays the expenses that are directly related to its operations, such as trading costs or portfolio management fees. Expenses incurred by Tamarack on behalf of multiple Funds, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each fund's net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as sales and distribution fees. Expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

FINANCIAL INSTRUMENTS:

The Funds may engage in when-issued (to be announced) transactions. A Fund would record when-issued securities on the actual trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

DISTRIBUTIONS TO SHAREHOLDERS:

The Funds pay out any income that they receive, less expenses, in the form of dividends to their shareholders. Income dividends are declared daily and paid monthly. Capital

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

gains are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent (e.g. expiring capital loss carryforward and foreign currency transactions), they are reclassified within the Funds' capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the financial highlights.

--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack, on behalf of the Funds, has entered into an investment advisory agreement with Voyageur, under which Voyageur manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, Voyageur is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

                                   Annual Rate
                                   -----------
Government Income Fund                  0.30%
Quality Fixed Income Fund               0.60%
Tax-Free Income Fund                    0.85%
North Carolina Tax-Free Bond Fund       0.35%

Voyageur has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Class S shares of Quality Fixed Income Fund to 0.68% and Tax-Free Income Fund to 0.99%. This expense limitation agreement is in place until May 1, 2005. Voyageur may also voluntarily waive and/or reimburse operating expenses of the Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

Voyageur serves as administrator to the Funds and BISYS Fund Services Ohio, Inc. ("BISYS") serves as sub-administrator. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of the Funds' records and the preparation of reports. Effective April 16, 2004 and under the terms of the administrative services contract, Voyageur receives from each Fund a fee, payable monthly, at the annual rate of 0.10% of the Funds' average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------
4. FUND DISTRIBUTION

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the "Plan") in which Tamarack Distributors Inc. (the "Distributor") acts as the Funds' distributor. The Distributor is an affiliate of Voyageur. The Plan permits each Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each share class covered under the Plan. Plan fees are based on average annual daily net assets of the applicable class. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. The following chart shows the maximum Plan fee rate for each class.

                      Class A      Class C      Class R
                   ------------   ---------   ----------
12b-1 Plan Fee         0.50%*       1.00%        0.50%

*The Distributor is currently waiving 0.25% of the Plan fee for Class A. These voluntary waivers will continue until at least March 31, 2005.

For the period from May 1, 2004 to September 30, 2004 for Government Income, Quality Fixed Income and North Carolina Tax-Free Bond Funds, and for the period from July 1, 2004 to September 30, 2004 for the Tax-Free Income Fund, the Distributor received commissions of $17,809 from front-end sales charges of Class A shares, none of which was allowed back to affiliated broker-dealers of the Funds.

--------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended September 30, 2004 were as follows:

                         Purchases        Sales
                          (Excl.          (Excl.         Purchases         Sales of
                        U.S. Govt.)      U.S. Govt.)   of U.S. Govt.       U.S. Govt.
Government
 Income Fund            $        -     $         -       $2,805,342       $ 7,387,464
Quality Fixed
 Income Fund             9,262,473      19,123,818        5,510,105        10,340,213
Tax-Free
 Income Fund               494,940       1,961,346                -                 -
North Carolina
 Tax-Free Bond Fund              -       4,500,205                -                 -

--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Tamarack is authorized to issue an unlimited number of shares of beneficial interest ("shares outstanding") without par value. Transactions in shares of the Funds are summarized below:

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK GOVERNMENT INCOME FUND

                                                                  FOR THE               FOR THE                FOR THE
                                                               PERIOD ENDED           YEAR ENDED              YEAR ENDED
                                                             SEPT. 30, 2004 (a)      APR. 30, 2004           APR. 30, 2003
                                                            --------------------   -----------------       -----------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                  $  1,070,028           $  2,942,652            $  3,854,740
  Proceeds from shares exchanged from Class B                             -                414,882                       -
  Dividends reinvested                                               54,873                256,506                 198,234
  Cost of shares redeemed                                          (954,641)            (3,522,320)             (3,207,198)
                                                               ------------           ------------            ------------
  Change in Class A                                            $    170,260           $     91,720            $    845,776
                                                               ------------           ------------            ------------
CLASS B
  Proceeds from shares issued                                  $          -           $          -            $    291,402
  Dividends reinvested                                                    -                 15,092                  11,104
  Cost of shares redeemed                                                 -               (180,998)               (160,401)
  Cost of shares exchanged to Class A                                     -               (414,882)                      -
                                                               ------------           ------------            ------------
  Change in Class B                                            $          -           $   (580,788)           $    142,105
                                                               ------------           ------------            ------------
CLASS I
  Proceeds from shares issued                                  $    343,845           $ 10,414,118            $ 14,373,086
  Dividends reinvested                                               82,200                586,434                 431,112
  Cost of shares redeemed                                        (5,388,337)           (16,225,342)            (16,068,612)
                                                               ------------           ------------            ------------
  Change in Class I                                            $ (4,962,292)          $ (5,224,790)           $ (1,264,414)
                                                               ------------           ------------            ------------
CLASS C
  Proceeds from shares issued                                  $          -           $      3,275 (c)        $          -
  Dividends reinvested                                                   17                      -                       -
  Cost of shares redeemed                                                 -                      -                       -
                                                               ------------           ------------            ------------
  Change in Class C                                            $         17           $      3,275            $          -
                                                               ------------           ------------            ------------
CLASS R
  Proceeds from shares issued                                  $     23,210           $      3,275 (c)        $          -
  Dividends reinvested                                                   23                      -                       -
  Cost of shares redeemed                                                 -                      -                       -
                                                               ------------           ------------            ------------
  Change in Class R                                            $     23,233           $      3,275            $          -
                                                               ------------           ------------            ------------
CLASS S
  Proceeds from shares issued                                  $      2,100           $      3,275(c)         $          -
  Proceeds from shares issued in connection with merger                   -                      -                       -
  Dividends reinvested                                                   31                      -                       -
  Cost of shares redeemed                                            (2,128)                     -                       -
                                                               ------------           ------------            ------------
  Change in Class S                                            $          3           $      3,275            $          -
                                                               ------------           ------------            ------------
  Change in net assets from capital transactions               $ (4,768,779)          $ (5,704,033)           $   (276,533)
                                                               ============           ============            ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                            104,186                277,034                 362,476
  Issued in connection with exchange from Class B                         -                 38,956                       -
  Reinvested                                                          5,315                 24,275                  18,678
  Redeemed                                                          (92,480)              (330,203)               (302,503)
                                                               ------------           ------------            ------------
  Change in Class A                                                  17,021                 10,062                  78,651
                                                               ------------           ------------            ------------
CLASS B
  Issued                                                                  -                      -                  27,471
  Reinvested                                                              -                  1,432                   1,046
  Redeemed                                                                -                (17,061)                (15,032)
  Cost of shares exchanged to Class A                                     -                (38,956)                      -
                                                               ------------           ------------            ------------
  Change in Class B                                                       -                (54,585)                 13,485
                                                               ------------           ------------            ------------
CLASS I
  Issued                                                             33,481                987,290               1,359,284
  Reinvested                                                          7,962                 55,560                  40,665
  Redeemed                                                         (521,385)            (1,525,217)             (1,512,347)
                                                               ------------           ------------            ------------
  Change in Class I                                                (479,942)              (482,367)               (112,398)
                                                               ------------           ------------            ------------
CLASS C
  Issued                                                                  -                    314 (c)                   -
  Reinvested                                                              2                      -                       -
  Redeemed                                                                -                      -                       -
                                                               ------------           ------------            ------------
  Change in Class C                                                       2                    314                       -
                                                               ------------           ------------            ------------
CLASS R
  Issued                                                              2,213                    314(c)                    -
  Reinvested                                                              2                      -                       -
  Redeemed                                                                -                      -                       -
                                                               ------------           ------------            ------------
  Change in Class R                                                   2,215                    314                       -
                                                               ------------           ------------            ------------
CLASS S
  Issued                                                                204                    314(c)                    -
  Issued in connection with merger                                        -                      -                       -
  Reinvested                                                              3                      -                       -
  Redeemed                                                             (204)                     -                       -
                                                               ------------           ------------            ------------
  Change in Class S                                                       3                    314                       -
                                                               ------------           ------------            ------------
  Change in shares from capital transactions                       (460,701)              (525,948)                (20,262)
                                                               ============           ============            ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK QUALITY FIXED INCOME FUND

                                                                  FOR THE             FOR THE                 FOR THE
                                                               PERIOD ENDED          YEAR ENDED              YEAR ENDED
                                                            SEPT. 30, 2004 (a)     APR. 30, 2004            APR. 30, 2003
                                                           --------------------   ----------------        ----------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                  $    308,052         $  1,355,528            $    263,717
  Proceeds from shares exchanged from Class B                       122,283                    -
  Dividends reinvested                                               16,037               48,264                  21,580
  Cost of shares redeemed                                          (210,658)            (840,755)               (297,858)
                                                               ------------         ------------            ------------
  Change in Class A                                            $    113,431         $    685,320            $    (12,561)
                                                               ------------         ------------            ------------
CLASS B
  Proceeds from shares issued                                  $          -         $     10,548            $      3,599
  Dividends reinvested                                                    -                8,118                   4,513
  Cost of shares redeemed                                                 -               (6,903)                 (6,601)
  Cost of shares exchanged to Class A                                     -             (122,283)                      -
                                                               ------------         ------------            ------------
  Change in Class B                                            $          -         $   (110,520)           $      1,511
                                                               ------------         ------------            ------------
CLASS I
  Proceeds from shares issued                                  $    897,600         $ 10,946,331            $ 14,561,966
  Dividends reinvested                                              165,135            1,412,615                 776,893
  Cost of shares redeemed                                       (13,312,682)         (26,875,366)            (34,921,983)
                                                               ------------         ------------            ------------
  Change in Class I                                            $(12,249,947)        $(14,516,420)           $(19,583,124)
                                                               ------------         ------------            ------------
CLASS C
  Proceeds from shares issued                                  $          -         $      3,275(c)         $          -
  Dividends reinvested                                                   42                    -                       -
  Cost of shares redeemed                                                 -                    -                       -
                                                               ------------         ------------            ------------
  Change in Class C                                            $         42         $      3,275            $          -
                                                               ------------         ------------            ------------
CLASS R
  Proceeds from shares issued                                  $     17,152         $      3,275(c)         $          -
  Dividends reinvested                                                   47                    -                       -
  Cost of shares redeemed                                                 -                    -                       -
                                                               ------------         ------------            ------------
  Change in Class R                                            $     17,199         $      3,275            $          -
                                                               ------------         ------------            ------------
CLASS S
  Proceeds from shares issued                                  $  1,780,561         $     18,274(c)         $          -
  Proceeds from shares issued in connection with merger                   -           99,512,062(c)                    -
  Dividends reinvested                                            1,336,940                    -                       -
  Cost of shares redeemed                                       (12,151,351)          (1,292,361)(c)                   -
                                                               ------------         ------------            ------------
  Change in Class S                                            ($ 9,033,850)        $ 98,237,975            $          -
                                                               ------------         ------------            ------------
  Change in net assets from capital transactions               $(21,153,125)        $ 84,302,905            $(19,594,174)
                                                               ============         ============            ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                             31,929              134,882                  26,116
  Issued in connection with exchange from Class B                         -               12,253                       -
  Reinvested                                                          1,662                4,842                   2,146
  Redeemed                                                          (21,879)             (83,824)                (29,621)
                                                               ------------         ------------            ------------
  Change in Class A                                                  11,712               68,153                  (1,359)
                                                               ------------         ------------            ------------
CLASS B
  Issued                                                                  -                1,033                     354
  Reinvested                                                              -                  814                     449
  Redeemed                                                                -                 (694)                   (644)
  Cost of shares exchanged to Class A                                     -              (12,253)                      -
                                                               ------------         ------------            ------------
  Change in Class B                                                       -              (11,100)                    159
                                                               ------------         ------------            ------------
CLASS I
  Issued                                                             93,234            1,091,060               1,448,749
  Reinvested                                                         17,131              142,122                  77,340
  Redeemed                                                       (1,379,198)          (2,660,354)             (3,482,271)
                                                               ------------         ------------            ------------
  Change in Class I                                              (1,268,833)          (1,427,172)             (1,956,182)
                                                               ------------         ------------            ------------
CLASS C
  Issued                                                                  -                  337(c)                    -
  Reinvested                                                              4                    -                       -
  Redeemed                                                                -                    -                       -
                                                               ------------         ------------            ------------
  Change in Class C                                                       4                  337                       -
                                                               ------------         ------------            ------------
CLASS R
  Issued                                                              1,748                  337(c)                    -
  Reinvested                                                              5                    -                       -
  Redeemed                                                                -                    -                       -
                                                               ------------         ------------            ------------
  Change in Class R                                                   1,753                  337                       -
                                                               ------------         ------------            ------------
CLASS S
  Issued                                                            184,407                3,209(c)                    -
  Issued in connection with merger                                        -           10,207,207(c)                    -
  Reinvested                                                        138,690                    -                       -
  Redeemed                                                       (1,264,917)            (132,190)(c)                   -
                                                               ------------         ------------            ------------
  Change in Class S                                                (941,820)          10,078,226                       -
                                                               ------------         ------------            ------------
  Change in shares from capital transactions                     (2,197,184)           8,708,781              (1,957,382)
                                                               ============         ============            ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK TAX-FREE INCOME FUND

                                                                   FOR THE               FOR THE             FOR THE
                                                                PERIOD ENDED            YEAR ENDED         YEAR ENDED
                                                             SEPT. 30, 2004 (b)       JUNE 30, 2004       JUNE 30, 2003
                                                            --------------------   -------------------   --------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                  $    128,876         $     32,998(d)         $          -
  Proceeds from shares exchanged from Class B                             -                    -                       -
  Dividends reinvested                                                  248                   12(d)                    -
  Cost of shares redeemed                                                 -                    -                       -
                                                               ------------         ------------            ------------
  Change in Class A                                            $    129,124         $     33,010            $          -
                                                               ------------         ------------            ------------
CLASS B
  Proceeds from shares issued                                  $          -         $          -            $          -
  Dividends reinvested                                                    -                    -                       -
  Cost of shares redeemed                                                 -                    -                       -
  Cost of shares exchanged to Class A                                     -                    -                       -
                                                               ------------         ------------            ------------
  Change in Class B                                            $          -         $          -            $          -
                                                               ------------         ------------            ------------
CLASS I
  Proceeds from shares issued                                  $          -         $          -            $          -
  Dividends reinvested                                                    -                    -                       -
  Cost of shares redeemed                                                 -                    -                       -
                                                               ------------         ------------            ------------
  Change in Class I                                            $          -         $          -            $          -
                                                               ------------         ------------            ------------
CLASS C
  Proceeds from shares issued                                  $          -         $      3,275(d)         $          -
  Dividends reinvested                                                   21                    9(d)                    -
  Cost of shares redeemed                                                 -                    -                       -
                                                               ------------         ------------            ------------
  Change in Class C                                            $         21         $      3,284            $          -
                                                               ------------         ------------            ------------
CLASS R
  Proceeds from shares issued                                  $          -         $      3,275(d)         $          -
  Dividends reinvested                                                   25                   11(d)                    -
  Cost of shares redeemed                                                 -                    -                       -
                                                               ------------         ------------            ------------
  Change in Class R                                            $         25         $      3,286            $          -
                                                               ------------         ------------            ------------
CLASS S
  Proceeds from shares issued                                  $     13,905         $  4,112,750            $  7,305,576
  Proceeds from shares issued in connection with merger                   -                    -                       -
  Dividends reinvested                                              160,731              998,622                 899,810
  Cost of shares redeemed                                        (1,841,869)         (14,104,416)             (7,356,230)
                                                               ------------         ------------            ------------
  Change in Class S                                            $ (1,667,233)        $ (8,993,044)           $    849,156
                                                               ------------         ------------            ------------
  Change in net assets from capital transactions               $ (1,538,063)        $ (8,953,464)           $    849,156
                                                               ============         ============            ============
SHARE TRANSACTIONS:
CLASS A
  Issued                                                             14,116                3,679(d)                    -
  Issued in connection with exchange from Class B                         -                    -                       -
  Reinvested                                                             27                    1(d)                    -
  Redeemed                                                                -                    -                       -
                                                               ------------         ------------            ------------
  Change in Class A                                                  14,143                3,680                       -
                                                               ------------         ------------            ------------
CLASS B
  Issued                                                                  -                    -                       -
  Reinvested                                                              -                    -                       -
  Redeemed                                                                -                    -                       -
  Cost of shares exchanged to Class A                                     -                    -                       -
                                                               ------------         ------------            ------------
  Change in Class B                                                       -                    -                       -
                                                               ------------         ------------            ------------
CLASS I
  Issued                                                                  -                    -                       -
  Reinvested                                                              -                    -                       -
  Redeemed                                                                -                    -                       -
                                                               ------------         ------------            ------------
  Change in Class I                                                       -                    -                       -
                                                               ------------         ------------            ------------
CLASS C
  Issued                                                                  -                  354(d)                    -
  Reinvested                                                              2                    1(d)                    -
  Redeemed                                                                -                    -                       -
                                                               ------------         ------------            ------------
  Change in Class C                                                       2                  355                       -
                                                               ------------         ------------            ------------
CLASS R
  Issued                                                                  -                  354(d)                    -
  Reinvested                                                              3                    1(d)                    -
  Redeemed                                                                -                    -                       -
                                                               ------------         ------------            ------------
  Change in Class R                                                       3                  355                       -
                                                               ------------         ------------            ------------
CLASS S
  Issued                                                              1,505              442,325                 779,423
  Issued in connection with merger                                        -                    -                       -
  Reinvested                                                         17,527              106,503                  96,018
  Redeemed                                                         (198,931)          (1,512,177)               (781,986)
                                                               ------------         ------------            ------------
  Change in Class S                                                (179,899)            (963,349)                 93,455
                                                               ------------         ------------            ------------
  Change in shares from capital transactions                       (165,751)            (958,959)                 93,455
                                                               ============         ============            ============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK NORTH CAROLINA TAX-FREE BOND FUND

                                                                   FOR THE             FOR THE            FOR THE
                                                                PERIOD ENDED          YEAR ENDED        YEAR ENDED
                                                             SEPT. 30, 2004 (a)     APR. 30, 2004      APR. 30, 2003
                                                            --------------------   ---------------   ----------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                  $ 1,650,807         $ 1,098,258         $    54,693
  Proceeds from shares exchanged from Class B                            -             279,994                   -
  Dividends reinvested                                              49,151             219,859             157,897
  Cost of shares redeemed                                         (131,732)           (593,557)           (551,453)
                                                               -----------         -----------         -----------
  Change in Class A                                            $ 1,568,226         $ 1,004,554         $  (338,863)
                                                               -----------         -----------         -----------
CLASS B
  Proceeds from shares issued                                  $         -         $         -         $    31,404
  Dividends reinvested                                                   -              11,412              11,314
  Cost of shares redeemed                                                -            (168,615)            (36,614)
  Cost of shares exchanged to Class A                                    -            (279,994)                  -
                                                               -----------         -----------         -----------
  Change in Class B                                            $         -         $  (437,197)        $     6,104
                                                               -----------         -----------         -----------
CLASS I
  Proceeds from shares issued                                  $    23,338         $ 2,479,055         $ 2,919,426
  Dividends reinvested                                              13,743             262,148             109,961
  Cost of shares redeemed                                       (5,389,477)         (9,835,117)         (8,457,190)
                                                               -----------         -----------         -----------
  Change in Class I                                            $(5,352,396)        $(7,093,914)        $(5,437,803)
                                                               -----------         -----------         -----------
CLASS C
  Proceeds from shares issued                                  $         -         $         -         $         -
  Dividends reinvested                                                   -                   -                   -
  Cost of shares redeemed                                                -                   -                   -
                                                               -----------         -----------         -----------
  Change in Class C                                            $         -         $         -         $         -
CLASS R
  Proceeds from shares issued                                  $         -         $         -         $         -
  Dividends reinvested                                                   -                   -                   -
  Cost of shares redeemed                                                -                   -                   -
                                                               -----------         -----------         -----------
  Change in Class R                                            $         -         $         -         $         -
CLASS S
  Proceeds from shares issued                                  $         -         $         -         $         -
  Proceeds from shares issued in connection with merger                  -                   -                   -
  Dividends reinvested                                                   -                   -                   -
  Cost of shares redeemed                                                -                   -                   -
                                                               -----------         -----------         -----------
  Change in Class S                                            $         -         $         -         $         -
                                                               -----------         -----------         -----------
  Change in net assets from capital transactions               $(3,784,170)        $(6,526,557)        $(5,770,562)
                                                               ===========         ===========         ===========
SHARE TRANSACTIONS:
  Class A
  Issued                                                           162,917             104,369               5,152
  Issued in connection with exchange from Class B                        -              26,768                   -
  Reinvested                                                         4,820              20,912              14,895
  Redeemed                                                         (12,990)            (56,864)            (51,739)
                                                               -----------         -----------         -----------
  Change in Class A                                                154,747              95,185             (31,692)
                                                               -----------         -----------         -----------
CLASS B
  Issued                                                                 -                   -               2,908
  Reinvested                                                             -               1,059               1,067
  Redeemed                                                               -             (15,665)             (3,482)
  Cost of shares exchanged to Class A                                    -             (26,742)                  -
                                                               -----------         -----------         -----------
  Change in Class B                                                      -             (41,348)                493
                                                               -----------         -----------         -----------
CLASS I
  Issued                                                             2,292             235,393             275,348
  Reinvested                                                         1,348              25,097              10,331
  Redeemed                                                        (528,738)           (932,522)           (801,479)
                                                               -----------         -----------         -----------
  Change in Class I                                               (525,098)           (672,032)           (515,800)
                                                               -----------         -----------         -----------
CLASS C
  Issued                                                                 -                   -                   -
  Reinvested                                                             -                   -                   -
  Redeemed                                                               -                   -                   -
                                                               -----------         -----------         -----------
  Change in Class C                                                      -                   -                   -
                                                               -----------         -----------         -----------
CLASS R
  Issued                                                                 -                   -                   -
  Reinvested                                                             -                   -                   -
  Redeemed                                                               -                   -                   -
                                                               -----------         -----------         -----------
  Change in Class R                                                      -                   -                   -
                                                               -----------         -----------         -----------
CLASS S
  Issued                                                                 -                   -                   -
  Issued in connection with merger                                       -                   -                   -
  Reinvested                                                             -                   -                   -
  Redeemed                                                               -                   -                   -
                                                               -----------         -----------         -----------
  Change in Class S                                                      -                   -                   -
                                                               -----------         -----------         -----------
  Change in shares from capital transactions                      (370,351)           (618,195)           (546,999)
                                                               ===========         ===========         ===========

(a)  For the period from May 1, 2004 to September 30, 2004.
(b)  For the period from July 1, 2004 to September 30, 2004.
(c) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(d) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------

7. FEDERAL INCOME TAXES

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under

Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund. Effective for the taxable year ended September 30, 2004, each of the funds changed its annual tax period to September 30th.
The tax cost of securities differ from financial reporting cost by the amount of losses recognized for financial reporting purposes in excess of those allowed to be recognized for federal income tax purposes. As of September 30, 2004, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

                                                                                    Net Unrealized
                                  Tax Cost         Unrealized       Unrealized       Appreciation
                                of Securities     Appreciation     Depreciation     (Depreciation)
                                -------------     ------------     ------------     --------------
Government Income Fund          $ 19,755,969       $  105,876       $(222,333)        $ (116,457)
Quality Fixed Income Fund        106,684,401        3,349,848        (437,239)         2,912,609
Tax-Free Income Fund              25,256,913        2,097,310         (31,777)         2,065,533
North Carolina Tax-Free
 Bond Fund                        13,905,776          770,314         (10,184)           760,130

The tax character of distributions during the period ended September 30, 2004 was as follows:

                                  Distribution Paid From
                               ----------------------------
                                    Net                                                          Total
                                Investment   Net Long Term   Total Taxable     Tax Exempt    Distributions
                                  Income     Capital Gains   Distributions   Distributions       Paid
                               ------------ --------------- --------------- --------------- --------------
Government Income Fund         $  232,520         $ -          $  232,520        $      -      $  232,520
Quality Fixed Income Fund       2,101,543           -           2,101,543               -       2,101,543
Tax-Free Income Fund               11,710           -              11,710         241,503         253,213
North Carolina Tax-Free Bond
 Fund                                 768           -                 768         216,338         217,106

The Tax-Free Income and North Carolina Tax-Free Bond Funds hereby designate 100% of the amounts listed above as "Tax Exempt Distributions" as exempt-interest dividends for federal income tax purposes.

The tax character of distributions during the fiscal year ended April 30, 2004 was as follows:

                                  Distribution Paid From
                               ----------------------------
                                    Net                                                          Total
                                Investment   Net Long Term   Total Taxable     Tax Exempt    Distributions
                                  Income     Capital Gains   Distributions   Distributions       Paid
                               ------------ --------------- --------------- --------------- --------------
Government Income Fund          $  645,785     $488,681        $1,134,466       $      -      $1,134,466
Quality Fixed Income Fund        2,037,101      941,576         2,978,677              -       2,978,677
North Carolina Tax-Free Bond
 Fund                                2,307      448,421           450,728        792,233       1,242,961

The tax character of distributions during the fiscal year ended June 30, 2004 was as follows:



                             Distribution Paid From
                          ------------------------------
                               Net                                                                  Total
                           Investment     Net Long Term     Total Taxable       Tax Exempt      Distributions
                             Income       Capital Gains     Distributions     Distributions         Paid
                          ------------   ---------------   ---------------   ---------------   --------------
Tax-Free Income Fund        $194,536       $300,335           $494,871          $1,152,202        $1,647,073

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

As of September 30, 2004 the components of accumulated earnings/(deficit) on a tax basis was as follows:

                                                                                   Accum.                              Total
                  Undist.     Undist.       Undist.                              Capital and       Unrealized          Accum.
                 Ordinary    Tax Exempt    Long-Term     Accum.      Dist.          Other         Appreciation/      Earnings/
                  Income      Income     Capital Gains  Earnings    Payable        Losses         Depreciation      (Deficits)
                 --------    ----------  -------------  ---------  ---------    ------------      -------------    ------------
Government
 Income Fund    $ 52,223       $    -        $146,541   $198,764   $(15,271)    $   (84,332)        $ (116,457)    $   (17,296)
Quality Fixed
 Income Fund     292,474            -               -    292,474   (415,251)     (4,263,614)         2,912,609      (1,473,782)
Tax-Free
 Income Fund           -       78,174         681,258    759,432    (78,150)               -         2,065,533        2,746,815
North Carolina
 Tax-Free
 Bond Fund             -       30,488         566,205    596,693    (25,961)               -           760,130        1,330,862

As of September 30, 2004, the following Funds had net capital loss carryforwards to offset future net capital gains, if any:


                                       Capital Loss Carryforward     Expires
                                      ---------------------------   --------
Government Income Fund                         $ 84,332                2012
Quality Fixed Income Fund                       835,813                2012

As of September 30, 2004, the following Fund had net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as a successor of a merger. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains will not be distributed to shareholders:

                                       Capital Loss Carryforward     Expires
                                      ---------------------------   --------
Quality Fixed Income Fund                     $ 115,326                2008
                                                482,219                2009
                                              1,358,311                2010
                                              1,229,732                2011

As of September 30, 2004, the following Funds had deferred post-October capital losses to offset future net capital gains or net investment income, if any:

                              Deferred Post-October
                                 Capital Losses
                              ----------------------
Quality Fixed Income Fund           $242,213

--------------------------------------------------------------------------------

8. MARKET TIMING

Tamarack strongly discourages attempts at market timing by Fund shareholders. Therefore, each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. When assessed, the redemption fee is retained by the Fund, not by Voyageur. This redemption fee is not charged in cases where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. Tamarack also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds' prospectus contains a more detailed description of Tamarack's policies on market timing and/or excessive trading. During the period ended September 30, 2004 the following funds collected redemption fees as follows:

                               Amounts
                              --------
Government Income Fund            $80
Quality Fixed Income Fund          66

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

TAMARACK GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

   SHARES OR
   PRINCIPAL
    AMOUNT                              VALUE
--------------                       -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 98.9%
FANNIE MAE - 48.0%
     200,000     2.63%, 11/15/06     $   199,077
   1,000,000     5.00%, 1/15/07        1,045,763
   1,000,000     7.13%, 3/15/07        1,096,899
     500,000     4.25%, 7/15/07          514,682
     500,000     6.63%, 10/15/07         548,877
     750,000     5.75%, 2/15/08          807,590
     800,000     6.00%, 5/15/08          870,101
     500,000     3.38%, 12/15/08         496,159
     700,000     5.38%, 11/15/11         747,100
     400,000     6.13%, 3/15/12          445,641
   1,163,918     4.50%, 10/1/13        1,175,836
     580,000     4.13%, 4/15/14          558,706
     818,280     4.50%, 5/1/33           825,724
     212,268     4.63%, 7/1/33           209,793
                                     -----------
                                       9,541,948
                                     -----------

FEDERAL HOME LOAN BANK - 21.7%
   1,000,000     5.38%, 5/15/06        1,042,465
   1,550,000     2.75%, 3/14/08        1,523,089
   1,000,000     5.75%, 5/15/12        1,090,396
     250,000     4.50%, 11/15/12         251,424
     195,840     4.83%, 2/1/13           200,920
     200,000     3.88%, 6/14/13          191,565
                                     -----------
                                       4,299,859
                                     -----------

FREDDIE MAC - 15.5%
   1,000,000     4.88%, 3/15/07        1,044,636
     500,000     5.00%, 7/15/14          514,613
   1,127,078     5.00%, 12/1/17        1,148,044
     378,471     4.50%, 5/1/18           378,119
                                     -----------
                                       3,085,412
                                     -----------

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 12.7%
   1,095,000     5.29%, 11/16/15       1,138,445
     199,142     3.65%, 9/16/17          199,237
     200,000     3.59%, 11/16/17         200,000
     968,389     4.36%, 2/16/30          974,611
                                     -----------
                                       2,512,293
                                     -----------

SMALL BUSINESS ADMINISTRATION - 1.0%
     200,000     4.68%, 9/10/14          200,000

TOTAL U.S. GOVERNMENT AGENCY          19,639,512
OBLIGATIONS                          -----------
(Cost $19,755,969)

TOTAL INVESTMENTS                     19,639,512
(Cost $19,755,969) (a) - 98.9%

   SHARES OR
   PRINCIPAL
    AMOUNT                             VALUE
--------------                       -----------
OTHER ASSETS IN EXCESS OF                213,669
LIABILITIES - 1.1%                   -----------

NET ASSETS - 100.0%                  $19,853,181
                                     ===========

(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

TAMARACK QUALITY FIXED INCOME FUND

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

  SHARES OR
  PRINCIPAL
   AMOUNT                                        VALUE
-------------                                  ----------

ASSET BACKED SECURITIES - 3.1%
AUTOMOTIVE - 0.7%
      440,000     Capital Auto                 $  440,385
                  Receivables Asset Trust,
                  Series 2003-1, Class
                  A2A, 2.27%, 1/17/06
      145,507     Ford Credit Auto Owner          146,055
                  Trust, Series 2002-B,
                  Class A3A,
                  4.14%, 12/15/05
      125,000     Ford Credit Auto Owner          124,993
                  Trust, Series 2003-A,
                  Class A3A,
                  2.20%, 7/17/06
       62,444     MMCA Automobile                  62,527
                  Trust, Series 2002-3,        ----------
                  Class A3,
                  2.97%, 3/15/07

                                                  773,960
                                               ----------

BANKING & FINANCIAL SERVICES - 1.9%
      725,000     Chase Credit Card               726,697
                  Master Trust, Series
                  2003-2, Class A,
                  1.71%, 7/15/10, (b)
      650,000     MBNA Master Credit              708,500
                  Card Trust, Series
                  1999-B, Class A,
                  5.90%, 8/15/11
      100,861     New Century Home                100,677
                  Equity Loan Trust, Series
                  1997-NC5, Class A6,
                  6.70%, 10/25/28
      550,000     Vanderbilt Mortgage             553,783
                  Finance, Series 2002-C,      ----------
                  Class A2,
                  4.23%, 2/7/15

                                                2,089,657
                                               ----------

UTILITIES - 0.5%
      500,000     Peco Energy Transition          561,313
                  Trust, Series 2001-A,        ----------
                  Class A1,
                  6.52%, 12/31/10

TOTAL ASSET BACKED SECURITIES                   3,424,930
(Cost $3,315,689)                              ----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.3%
BANKING & FINANCIAL SERVICES - 8.3%
      347,276     Bank of America                 356,715
                  Mortgage Securities,
                  Series 2004-4, Class
                  3A1, 5.00%, 5/25/19

 SHARES OR
 PRINCIPAL
   AMOUNT                                        VALUE
-------------                                  ----------
    2,347,163     Countrywide Alternative      $2,413,158
                  Loan Trust, Series
                  2004-12CB, Class 1A1,
                  5.00%, 7/25/19
      500,000     Countrywide Alternative         506,641
                  Loan Trust, Series
                  2004-24CB, Class 2A1,
                  5.00%, 11/25/19 (d)
       61,964     Residential Accredit             62,291
                  Loans, Inc., Series
                  2002-QS9, Class A3,
                  6.50%, 7/25/32
    1,175,162     Residential Funding           1,200,296
                  Mortgage Securities I,
                  Series 2004-S5, Class
                  1A1, 5.25%, 5/25/34
      593,673     Structured Adjustable           603,533
                  Rate Mortgage Loan
                  Trust, Series 2004-2,
                  Class 2A, 5.08%,
                  3/25/34, (b)
      229,125     Structured Asset                233,581
                  Securities Corp., Series
                  2002-11A, Class 2A1,
                  5.60%, 6/25/32
      475,000     Structured Asset                496,367
                  Securities Corp., Series
                  2004-11XS, Class
                  1A4A, 5.84%, 6/25/34
    1,205,000     Structured Asset              1,199,288
                  Securities Corp., Series
                  2004-17XS, Class A2,
                  4.45%, 9/25/34
      714,515     Structured Asset                715,542
                  Securties Corp., Series
                  2003-30, Class 1A1,
                  5.50%, 10/25/33
      270,859     Vendee Mortgage Trust,          287,937
                  Series 1992-1, Class 2Z,
                  7.75%, 5/15/22
    1,051,334     Washington Mutual,            1,034,908
                  Inc., Series 2003-S11,       ----------
                  Class 1A,
                  5.00%, 11/25/33

TOTAL COLLATERALIZED MORTGAGE                   9,110,257
OBLIGATIONS (Cost $8,991,195)                  ----------

COMMERCIAL MORTGAGE BACKED
SECURITIES - 6.3%
BANKING & FINANCIAL SERVICES - 6.3%
      564,723     ABN Amro Mortgage               561,870
                  Corp., Series 2003-12,
                  Class 1A,
                  5.00%, 12/25/33

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

TAMARACK QUALITY FIXED INCOME FUND (CONT.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                        VALUE
-------------                                  ----------
      560,375     Chase Commercial             $  585,478
                  Mortgage Securities
                  Corp., Series 1996-1,
                  Class A2, 7.60%,
                  3/18/06
      847,347     Chase Mortgage                  813,791
                  Finance Corp., Series
                  2003-S11, Class 1A1,
                  5.00%, 10/25/33
      684,769     GE Capital Commercial           704,000
                  Mortgage Corp., Series
                  2002-1A, Class A1,
                  5.03%, 12/10/35
      226,695     GMAC Commercial                 229,013
                  Mortgage Securities,
                  Inc., Series 1998-C1,
                  Class A1,
                  6.41%, 5/15/30
      111,150     GMAC Mortgage Corp.             110,996
                  Loan Trust, Series
                  2001-J5, Class A7,
                  6.75%, 11/25/31
       43,770     GSR Mortgage Loan                43,742
                  Trust, Series 2002-8F,
                  Class 3AA1,
                  6.50%, 9/25/32
    1,750,000     JP Morgan Commercial          1,919,107
                  Mortgage Finance
                  Corp., Series 1999-C7,
                  Class A2,
                  6.51%, 10/15/35
      391,469     JP Morgan Mortgage              397,445
                  Trust, Series 2004-A4,
                  Class 2A2,
                  4.77%, 9/25/34
      500,000     LB-UBS Commercial               487,390
                  Mortgage Trust, Series
                  2004-C2, Class A4,
                  4.37%, 3/1/36
      106,647     Master Asset                    107,016
                  Securitization Trust,
                  Series 2002-6, Class
                  6A1, 6.50%, 10/25/32
      929,999     Master Asset                    927,655
                  Securitization Trust,
                  Series 2003-12, Class
                  6A1, 5.00%, 12/25/33
       53,284     Morgan Stanley                   54,196
                  Mortgage Loan Trust,         ----------
                  Series 2004-2AR, Class
                  1A, 5.22%, 2/25/34

TOTAL COMMERCIAL MORTGAGE BACKED                6,941,699
SECURITIES (Cost $6,781,817)                   ----------

  SHARES OR
  PRINCIPAL
   AMOUNT                                        VALUE
-------------                                  ----------
CORPORATE BONDS - 41.5%
AEROSPACE & DEFENSE - 0.3%
      245,000     Science Applications         $  284,393
                  International Corp.,
                  7.13%, 7/1/32

AIRLINES - 0.2%
      221,780     Atlas Air, Inc.,                208,594
                  7.20%, 1/2/19                ----------

AUTOMOTIVE - 1.3%
    1,095,000     DaimlerChrysler NA            1,104,814
                  Holdings,
                  4.05%, 6/4/08
      125,000     General Motors Corp.,           130,486
                  7.13%, 7/15/13
      160,000     General Motors Corp.,           168,305
                  8.25%, 7/15/23               ----------

                                                1,403,605
                                               ----------

BANKING & FINANCIAL SERVICES - 15.3%
      500,000     AIG SunAmerica, Inc.,           535,155
                  MTN, 5.75%, 2/16/09
      200,000     American Financial              219,101
                  Group, 7.13%, 4/15/09
      275,000     American General                288,811
                  Finance,
                  5.88%, 7/14/06
      200,000     BankBoston NA,                  216,470
                  7.38%, 9/15/06
      500,000     BB&T Corp.,                     513,656
                  6.38%, 6/30/05
      295,000     CIT Group, Inc.,                323,521
                  7.38%, 4/2/07
      195,000     CIT Group, Inc.,                197,798
                  4.75%, 12/15/10
      200,000     Countrywide Home                194,232
                  Loan, 4.00%, 3/22/11
      225,000     Fannie Mae,                     262,282
                  6.63%, 11/15/30
      230,000     Ford Motor Credit Co.,          237,823
                  5.63%, 10/1/08
      610,000     Ford Motor Credit Co.,          663,382
                  7.38%, 2/1/11
      240,000     Ford Motor Credit Co.,          253,749
                  7.00%, 10/1/13
      275,000     Franklin Resources, Inc.,       275,582
                  3.70%, 4/15/08
      370,000     General Electric Capital        371,397
                  Corp., 4.25%, 12/1/10
      500,000     General Motors                  509,590
                  Acceptance Corp.,
                  8.38%, 2/22/05
      284,000     General Motors                  297,923
                  Acceptance Corp.,
                  6.88%, 9/15/11

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

TAMARACK QUALITY FIXED INCOME FUND (CONT.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                        VALUE
-------------                                  ----------
      505,000     Genworth Financial,          $  505,398
                  Inc., 2.03%,
                  6/15/07, (b)
      770,000     Goldman Sachs Capital           772,427
                  I, 6.35%, 2/15/34
      250,000     Goldman Sachs Group,            286,799
                  Inc., 7.35%, 10/1/09
       75,000     Household Finance                75,855
                  Corp., 4.13%, 12/15/08
      165,000     Household Finance               181,864
                  Corp., 6.38%, 10/15/11
      600,000     Household Finance               664,827
                  Corp., 6.38%, 11/27/12
      300,000     Jefferies Group, Inc.,          333,255
                  7.50%, 8/15/07
      290,000     John Deere Capital              301,710
                  Corp., 5.13%, 10/19/06
      500,000     KeyCorp,                        529,481
                  6.75%, 3/15/06
      200,000     KFW International               208,609
                  Finance, Inc.,
                  4.75%, 1/24/07
      500,000     Merrill Lynch & Co.,            545,799
                  6.38%, 10/15/08
      160,000     National Rural Utilities        185,162
                  Corp., 7.25%, 3/1/12
       25,000     National Rural Utilities         32,290
                  Corp., 8.00%, 3/1/32
    1,030,000     NB Capital Trust IV,          1,186,337
                  8.25%, 4/15/27
      310,000     North Fork Bancorp.,            315,266
                  5.00%, 8/15/12
      910,000     SLM Corp.,                      914,562
                  5.00%, 10/1/13
      490,000     Southtrust Bank NA,             488,944
                  4.75%, 3/1/13
      250,000     SunTrust Bank, Inc.,            278,730
                  6.38%, 4/1/11
      500,000     Synovus Financial Corp.,        525,545
                  7.25%, 12/15/05
      500,000     Textron Financial Corp.,        496,219
                  2.69%, 10/3/06
    1,650,000     Toyota Motor Credit           1,687,726
                  Corp., 4.35%, 12/15/10
      160,000     Unitrin Inc.,                   158,859
                  4.88%, 11/1/10
      500,000     Wachovia Corp.,                 518,748
                  7.45%, 7/15/05
      200,000     Washington Mutual,              210,217
                  Inc., 5.63%, 1/15/07         ----------

                                               16,765,101
                                               ----------

BUILDING & CONSTRUCTION - 1.1%
      200,000     D.R. Horton, Inc.,              218,500
                  6.88%, 5/1/13

 SHARES OR
 PRINCIPAL
   AMOUNT                                        VALUE
-------------                                  ----------
      770,000     Lennar Corp.,                $  773,615
                  2.66%, 3/19/09, (b)
      155,000     Masco Corp.,                    163,379
                  6.75%, 3/15/06               ----------

                                                1,155,494
                                               ----------

CABLE - 1.5%
      660,000     Comcast Cable                   687,225
                  Communications, Inc.,
                  6.38%, 1/30/06
      135,000     Comcast Cable                   152,686
                  Communications, Inc.,
                  7.13%, 6/15/13
      250,000     Rogers Cable, Inc.,             245,000
                  6.25%, 6/15/13
      250,000     Shaw Communications,            271,875
                  Inc., 7.25%, 4/6/11
      250,000     Videotron Ltee,                 256,250
                  6.88%, 1/15/14               ----------

                                                1,613,036
                                               ----------

CHEMICAL - 0.6%
      500,000     E.I. Du Pont de                 549,178
                  Nemours & Co.,
                  8.25%, 9/15/06
      140,000     Ecolab, Inc.,                   157,364
                  6.88%, 2/1/11                ----------

                                                  706,542
                                               ----------

COMMERCIAL SERVICES - 0.5%
      200,000     Aramark Services, Inc.,         205,677
                  8.15%, 5/1/05
      225,000     Aramark Services, Inc.,         243,167
                  7.00%, 5/1/07
      130,000     PHH Corp.,                      148,675
                  7.13%, 3/1/13                ----------

                                                  597,519
                                               ----------

COMPUTER INDUSTRY - 0.5%
      250,000     IBM Corp.,                      259,522
                  4.88%, 10/1/06
      285,000     Interactive Corp.,              311,900
                  7.00%, 1/15/13               ----------

                                                  571,422
                                               ----------

CONSUMER GOODS & SERVICES - 0.7%
      715,000     First Brands Corp.,             782,470
                  7.25%, 3/1/07                ----------

ELECTRIC (INTEGRATED) - 0.9%
      150,000     Carolina Power & Light,         156,987
                  6.13%, 9/15/33
      345,000     El Paso Electric Co.,           387,444
                  9.40%, 5/1/11
      450,000     Midamerican Energy              464,547
                  Co., 5.13%, 1/15/13          ----------

                                                1,008,978
                                               ----------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

TAMARACK QUALITY FIXED INCOME FUND (CONT.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                        VALUE
-------------                                  ----------
ENERGY - 4.9%
      453,000     Anderson Exploration         $  495,899
                  Ltd, 6.75%, 3/15/11
      295,000     Consolidated Natural            321,878
                  Gas, 6.25%, 11/1/11
      590,000     Keyspan Gas East,               648,950
                  6.90%, 1/15/08
      575,000     Kinder Morgan Energy            680,632
                  Partners LP,
                  7.75%, 3/15/32
      250,000     NRG Energy, Inc.,               267,813
                  8.00%, 12/15/13, (c)
      100,000     OAO Gazprom,                    109,670
                  9.13%, 4/25/07
      100,000     Pemex Project Funding           111,500
                  Master Trust,
                  7.88%, 2/1/09
      200,000     Piedmont Natural Gas            206,313
                  Co., 6.00%, 12/19/33
      750,000     Praxair, Inc.,                  820,940
                  6.50%, 3/1/08
      815,000     Sempra Energy,                  814,385
                  2.21%, 5/21/08, (b)
      800,000     Tosco Corp.,                    867,494
                  7.25%, 1/1/07                ----------

                                                5,345,474
                                               ----------

ENTERTAINMENT - 1.6%
      250,000     Boyd Gaming Corp.,              268,125
                  7.75%, 12/15/12
      210,000     Harrah's Operating Co.,         209,455
                  Inc.,
                  5.38%, 12/15/13, (c)
      200,000     Intrawest Corp.,                207,250
                  7.50%, 10/15/13
      535,000     Marriott International,         584,392
                  7.00%, 1/15/08
      250,000     Park Place                      278,125
                  Entertainment, Inc.,
                  7.00%, 4/15/13
      250,000     Penn National Gaming,           257,500
                  Inc., 6.88%, 12/1/11         ----------

                                                1,804,847
                                               ----------

FOOD & BEVERAGES - 0.3%
      295,000     Supervalu, Inc.,                342,835
                  7.50%, 5/15/12               ----------

FOREIGN AGENCIES - 1.0%
      100,000     Federal Republic of             110,350
                  Brazil, 10.00%, 8/7/11
      100,000     Federal Republic of             112,100
                  Brazil, 11.00%, 8/17/40
      250,000     Ontario Province,               268,271
                  5.50%, 10/1/08

 SHARES OR
 PRINCIPAL
   AMOUNT                                        VALUE
-------------                                  ----------
      100,000     Republic of Colombia,        $  112,500
                  9.75%, 4/23/09
      100,000     Republic of Panama,             113,250
                  9.38%, 7/23/12
      100,000     Republic of Peru,               115,000
                  9.88%, 2/6/15
       50,000     Republic of Peru,                49,625
                  8.75%, 11/21/33
      100,000     Republic of Philippines,        105,125
                  9.38%, 1/18/17
      100,000     United Mexican States,          123,300
                  9.88%, 2/1/10                ----------

                                                1,109,521
                                               ----------

HEALTH CARE - 0.6%
      155,000     Eli Lilly & Co.,                162,061
                  5.50%, 7/15/06
      425,000     Humana, Inc.,                   453,695
                  7.25%, 8/1/06                ----------

                                                  615,756
                                               ----------

MACHINERY & EQUIPMENT - 0.4%
       50,000     Crane Co.,                       51,602
                  5.50%, 9/15/13
      345,000     Hutchison Whampoa               354,034
                  International, Ltd.,         ----------
                  6.25%, 1/24/14, (c)

                                                  405,636
                                               ----------

MEDIA - 1.2%
      565,000     News America Holdings,          660,230
                  Inc., 7.70%, 10/30/25
      400,000     Time Warner Co., Inc.,          435,202
                  8.11%, 8/15/06
      180,000     Time Warner                     215,277
                  Entertainment,               ----------
                  8.38%, 3/15/23

                                                1,310,709
                                               ----------

PAPER & RELATED PRODUCTS - 1.4%
      600,000     Avery Dennison Corp.,           613,422
                  6.76%, 4/15/05
      250,000     Georgia Pacific Corp.,          294,375
                  9.38%, 2/1/13
      550,000     Weyerhaeuser Co.,               600,179
                  6.95%, 10/1/27               ----------

                                                1,507,976
                                               ----------

REITS - 1.2%
      650,000     Kimco Realty Corp.,             738,516
                  7.86%, 11/1/07
      334,000     Shurgard Storage                342,832
                  Centers, Inc.,
                  5.88%, 3/15/13
      245,000     Simon Property Group            259,775
                  LP, 6.88%, 11/15/06          ----------
                                                1,341,123
                                               ----------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

TAMARACK QUALITY FIXED INCOME FUND (CONT.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                        VALUE
-------------                                 -----------
RESTAURANTS - 0.5%
      500,000     Darden Restaurants,         $   523,605
                  Inc., 8.38%, 9/15/05        -----------

RETAIL - 0.7%
      600,000     Kroger Co.,                     670,155
                  7.45%, 3/1/08
       40,000     Kroger Co.,                      44,733
                  6.75%, 4/15/12              -----------

                                                  714,888
                                              -----------

TELECOMMUNICATIONS - 2.4%
      550,000     Deutsche Telekom                659,224
                  International Finance,
                  8.50%, 6/15/10
      250,000     Nextel Communications,          268,750
                  Inc., 7.38%, 8/1/15
      250,000     Rogers Wireless, Inc.,          230,000
                  6.38%, 3/1/14, (c)
       85,000     SBC Communications,              88,184
                  Inc., 7.00%, 8/15/05
      250,000     SBC Communications,             266,901
                  Inc., 5.88%, 2/1/12
       70,000     Sprint Capital Corp.,            73,812
                  7.13%, 1/30/06
      670,000     Sprint Capital Corp.,           702,759
                  6.88%, 11/15/28
      150,000     Verizon New England,            165,471
                  Inc., 6.50%, 9/15/11
      200,000     Verizon Virginia, Inc.,         195,296
                  4.63%, 3/15/13              -----------

                                                2,650,397
                                              -----------

TEXTILES - 0.7%
      210,000     Mohawk Industries,              224,457
                  Inc., 6.50%, 4/15/07
      500,000     VF Corp.,                       525,568
                  8.10%, 10/1/05              -----------

                                                  750,025
                                              -----------

TRANSPORTATION & SHIPPING - 1.2%
      500,000     Burlington Northern             551,066
                  Santa Fe Corp.,
                  9.25%, 10/1/06
      200,000     CHC Helicopter Corp.,           208,500
                  7.38%, 5/1/14
      453,418     Federal Express Corp.,          532,489
                  7.50%, 1/15/18              -----------

                                                1,292,055
                                              -----------

UTILITIES - 0.5%
      500,000     Niagra Mohawk Power            536,546
                  Co., 7.75%, 5/15/06         -----------

TOTAL CORPORATE BONDS                          45,348,547
(Cost $43,763,334)                            -----------

 SHARES OR
 PRINCIPAL
   AMOUNT                                        VALUE
-------------                                 -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.4%
FANNIE MAE - 10.9%
       36,050     7.00%, 12/1/07              $    37,120
      278,780     6.42%, 11/1/08                  302,671
       17,774     8.25%, 1/1/09                    18,465
       12,285     8.00%, 2/1/09                    12,941
        6,199     8.50%, 7/1/13                     6,219
       53,622     5.50%, 3/1/17                    55,541
        5,063     5.50%, 3/1/17                     5,244
       81,418     5.50%, 5/1/17                    84,331
      306,436     5.00%, 8/1/17                   312,196
      539,905     5.50%, 8/1/17                   559,225
      377,330     5.50%, 11/1/17                  390,448
    3,042,212     4.50%, 12/1/17                3,043,678
       21,208     9.50%, 6/25/18                   23,204
      609,176     4.50%, 9/1/18                   608,830
       13,248     9.25%, 10/1/20                   14,839
      123,137     6.50%, 5/1/29                   129,471
      251,341     7.50%, 9/1/29                   269,466
       36,525     7.00%, 10/1/29                   38,792
       43,117     7.00%, 12/1/29                   45,793
          645     7.00%, 1/1/30                       684
          726     7.00%, 2/1/30                       770
      103,670     7.00%, 2/1/30                   110,029
       12,205     7.00%, 2/1/30                    12,954
          861     7.00%, 2/1/30                       914
       40,765     7.00%, 2/1/30                    43,265
      197,955     6.50%, 11/1/32                  207,783
      536,851     5.00%, 4/1/33                   532,575
      360,898     5.50%, 5/1/33                   366,468
      643,009     5.50%, 6/1/33                   652,933
      752,590     5.50%, 7/1/33                   764,205
      482,818     6.00%, 7/1/33                   500,278
      614,716     5.00%, 8/1/33                   609,820
    2,194,396     5.00%, 9/1/33                 2,176,917
                                              -----------
                                               11,938,069
                                              -----------
FREDDIE MAC - 5.1%
       14,678     7.75%, 4/1/08                    15,512
        6,977     7.75%, 11/1/08                    7,270
        2,671     8.00%, 8/1/09                     2,725
       17,362     8.25%, 10/1/10                   18,031
       57,309     8.00%, 1/1/12                    61,093
       29,965     9.00%, 6/1/16                    33,496
       74,175     6.00%, 2/1/18                    77,790
       32,672     8.00%, 10/1/18                   35,727
        7,040     9.00%, 10/1/18                    7,587
      520,000     5.20%, 3/5/19                   510,204
       49,004     7.50%, 2/1/21                    52,882
    1,000,000     5.50%, 2/15/26                1,022,716
      250,000     7.00%, 8/15/29                  264,501
      555,568     7.50%, 2/1/30                   597,914
      123,526     7.50%, 2/1/30                   132,581
      120,606     7.50%, 1/1/31                   129,447
       27,301     7.00%, 9/1/31                    28,984

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

TAMARACK QUALITY FIXED INCOME FUND (CONT.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                        VALUE
-------------                                 -----------
       75,712     5.50%, 11/1/31              $    77,047
      739,222     6.00%, 11/1/32                  764,617
      974,372     5.50%, 6/1/33                   989,847
      458,507     5.00%, 8/1/33                   455,460
      289,791     6.00%, 9/1/33                   299,646
                                               ----------
                                                5,585,077
                                               ----------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 14.2%
        4,894     7.50%, 3/15/07                    5,108
        4,618     7.50%, 3/15/07                    4,819
       28,908     7.50%, 7/15/07                   30,167
       37,614     8.00%, 10/15/07                  39,550
      583,817     8.00%, 11/15/09                 622,815
       65,320     7.50%, 10/15/11                  69,773
        6,146     7.50%, 10/15/11                   6,565
       55,331     7.50%, 11/15/11                  59,104
        6,305     9.50%, 4/15/16                    7,127
       18,701     9.50%, 1/15/19                   21,203
        1,203     9.50%, 9/15/19                    1,363
       26,630     8.00%, 5/15/22                   29,283
       14,036     8.00%, 12/15/22                  15,434
      210,000     5.15%, 6/16/23                  219,328
       15,460     6.50%, 8/15/23                   16,421
       79,632     6.50%, 9/15/23                   84,579
       13,190     6.50%, 11/15/23                  14,010
       58,200     6.50%, 12/15/23                  61,816
       11,681     6.50%, 12/15/23                  12,407
       20,677     6.50%, 2/15/24                   21,941
      200,929     6.50%, 3/15/24                  213,217
      586,151     7.00%, 3/15/24                  627,965
       68,353     7.00%, 5/15/24                   73,229
      255,655     6.50%, 6/15/24                  271,290
       41,802     8.00%, 11/15/26                  45,862
      771,183     8.00%, 12/15/26                 846,081
      453,812     7.00%, 12/15/29                 484,519
      500,000     4.75%, 1/16/30                  507,606
      489,037     4.36%, 2/16/30                  492,178
        7,061     6.00%, 5/15/31                    7,337
       71,128     6.50%, 5/15/31                   75,147
       35,418     6.50%, 7/15/31                   37,412
        9,224     6.50%, 8/15/31                    9,743
       98,089     6.00%, 9/20/31                  101,760
       14,277     6.50%, 11/15/31                  15,081
      101,412     6.00%, 2/15/32                  105,307
       32,520     6.50%, 4/15/32                   34,345
      100,775     7.00%, 4/15/32                  107,490
      134,261     6.00%, 6/15/32                  139,417
       24,335     7.00%, 7/15/32                   25,956
      141,574     7.50%, 7/15/32                  152,473
      144,932     6.00%, 8/15/32                  150,498
       36,599     7.00%, 8/15/32                   39,038
      118,484     6.50%, 9/15/32                  125,136
      266,214     6.00%, 10/20/32                 276,022
      482,144     6.00%, 1/15/33                  500,728

 SHARES OR
 PRINCIPAL
   AMOUNT                                        VALUE
-------------                                 -----------
      207,480     6.00%, 3/15/33              $   215,428
      112,948     6.00%, 4/15/33                  117,275
      246,843     5.00%, 8/15/33                  246,231
      706,387     5.00%, 8/15/33                  704,638
      236,459     5.00%, 8/15/33                  235,873
      225,724     5.00%, 8/15/33                  225,165
      766,443     5.00%, 8/15/33                  764,545
      939,331     5.00%, 8/15/33                  937,005
    5,053,011     5.00%, 1/15/34                5,034,879
      305,000     4.93%, 11/16/44                 310,532
                                              -----------
                                               15,599,221
                                              -----------

NEW VALLEY GENERATION IV - 0.1%
       97,478     4.69%, 1/15/22                   92,762
                                              -----------

SMALL BUSINESS ADMINISTRATION - 0.6%
       17,650     9.80%, 7/1/08                    18,805
        2,815     10.05%, 8/1/08                    3,013
        9,796     10.05%, 4/1/09                   10,502
      600,000     4.68%, 9/10/14                  600,000
                                              -----------
                                                  632,320
                                              -----------

TENNESSEE VALLEY AUTHORITY - 0.5%
      500,000     6.25%, 12/15/17,                562,437
                  Series E                    -----------

TOTAL U.S. GOVERNMENT AGENCY                   34,409,886
OBLIGATIONS                                   -----------
(Cost $33,806,953)

U.S. TREASURY BONDS - 6.5%
      405,000     8.13%, 8/15/19                  554,454
    2,650,000     8.13%, 5/15/21                3,670,250
      400,000     6.25%, 8/15/23                  467,094
      610,000     5.50%, 8/15/28                  655,726
      500,000     5.25%, 11/15/28                 520,039
      170,000     6.13%, 8/15/29                  198,123
    1,031,000     5.38%, 2/15/31                1,104,459
                                              -----------

TOTAL U.S. TREASURY BONDS                       7,170,145
(Cost $6,679,761)                             -----------

U.S. TREASURY INFLATION PROTECTION
BONDS - 1.0%
    1,100,000     2.00%, 7/15/14                1,129,793

TOTAL U.S. TREASURY INFLATION                   1,129,793
PROTECTION BONDS
(Cost $1,101,054)

U.S. TREASURY NOTES - 1.6%
    1,265,000     3.88%, 2/15/13                1,257,093
      500,000     4.25%, 11/15/13                 506,446
                                              -----------

TOTAL U.S. TREASURY NOTES                       1,763,539
(Cost $1,765,786)                             -----------

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

TAMARACK QUALITY FIXED INCOME FUND (CONT.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                        VALUE
-------------                                 -----------
INVESTMENT COMPANIES - 0.3%
     298,214      Wells Fargo Prime          $    298,214
                  Investment Money Market
                  Fund, Investor Class

TOTAL INVESTMENT COMPANIES                        298,214
(Cost $298,214)                              ------------
TOTAL INVESTMENTS                             109,597,010
(Cost $106,503,803) (a) - 100.0%             ------------

LIABILITIES IN EXCESS OF OTHER                    (48,554)
ASSETS - 0.0%                                ------------

NET ASSETS - 100.0%                          $109,548,456
                                             ============

(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
(b) Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2004. The maturity date represents the actual maturity date.
(c) Rule 144A, Section 4(2) or other security, which is restricted as to resale to qualified purchasers.
(d) When-issued security.
MTN - Medium Term Note

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

TAMARACK TAX-FREE INCOME FUND

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

  SHARES OR
  PRINCIPAL
   AMOUNT                                        VALUE
-------------                                 -----------
MUNICIPAL BONDS - 94.7%
ARIZONA - 2.3%
     500,000     Maricopa County              $   642,278
                 Unified School District,
                 9.25%, 7/1/07
ARKANSAS - 7.4%
   1,000,000     Arkansas State College           825,030
                 Savings, Series B,
                 0.00%, 6/1/10
   1,200,000     Arkansas State                 1,196,508
                 University Revenue           -----------
                 Housing System,
                 4.75%, 3/1/29, (FGIC
                 Insured)

                                                2,021,538
                                              -----------

CALIFORNIA - 2.2%
     500,000     Santa Rosa Waste                 598,930
                 Water Revenue, Series        -----------
                 B, 6.00%, 9/1/15, (FGIC
                 Insured) COLORADO - 5.9%
     500,000     State Educational &              503,615
                 Cultural Facilities
                 Authority Revenue,
                 3.75%, 6/1/14, (XLCA
                 Insured)
   1,000,000     Weld County School             1,117,530
                 District,                    -----------
                 5.50%, 12/1/19, (FSA
                 Insured)

                                                1,621,145
                                              -----------

CONNECTICUT - 4.3%
   1,000,000     Bridgeport, Series A,          1,171,650
                 6.00%, 7/15/14, (FGIC        -----------
                 Insured)

FLORIDA - 5.0%
     500,000     Miami-Dade County                298,340
                 Special Obligation,
                 0.00%, 10/1/15, (MBIA
                 Insured)
   1,000,000     State Board of                 1,086,490
                 Education,                   -----------
                 5.00%, 6/1/19

                                                1,384,830
                                              -----------

ILLINOIS - 8.3%
   1,000,000     Chicago, Series B,             1,107,390
                 5.13%, 1/1/22,
                 (AMBAC Insured)

 SHARES OR
 PRINCIPAL
  AMOUNT                                        VALUE
------------                                 ------------
   1,000,000     Cook County Township         $ 1,175,440
                 High School District,        -----------
                 5.50%, 12/1/19

                                                2,282,830
                                              -----------

INDIANA - 1.0%
     250,000     Kokomo Center School             281,323
                 Building Corp.,              -----------
                 6.75%, 7/15/07,
                 (AMBAC Insured)

LOUISIANA - 0.7%
     195,000     St. Tammany Parish               198,900
                 Hospital Service District    -----------
                 #2 (Slidell Memorial
                 Hospital & Medical
                 Center),
                 6.13%, 10/1/11

MASSACHUSETTS - 14.5%
   1,000,000     Foxborough Stadium             1,155,480
                 Project, 6.00%, 6/1/14
     500,000     Framingham County,               573,450
                 6.00%, 3/1/15
   1,000,000     State Construction             1,127,800
                 Loan, Series E,
                 5.38%, 1/1/17
   1,000,000     State Health &                 1,140,590
                 Education Facilities         -----------
                 Authority (Partners
                 Healthcare), Series C,
                 5.75%, 7/1/12

                                                3,997,320
                                              -----------

MICHIGAN - 13.4%
   1,000,000     Hartland School District       1,157,860
                 Construction,
                 6.00%, 5/1/20, (Q-SBLF
                 Insured)
     750,000     Howell Public Schools,           827,835
                 5.25%, 5/1/15, (Q-SBLF
                 Insured)
     500,000     Jackson Public Schools,          578,930
                 6.00%, 5/1/13, (FGIC &
                 Q-SBLF Insured)
   1,000,000     State Building Authority,      1,117,620
                 Series III,                  -----------
                 5.38%, 10/15/16

                                                3,682,245
                                              -----------

NEW HAMPSHIRE - 1.9%
     500,000     Higher Education &               527,585
                 Health Facility (Franklin    -----------
                 Pierce Law Center),
                 5.50%, 7/1/18

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

TAMARACK TAX-FREE INCOME FUND (CONT.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                        VALUE
------------                                  -----------
NEW YORK - 3.2%
     785,000     New York City                $   873,477
                 Transitional Finance         -----------
                 Prerefunded Future,
                 Series B, 5.50%, 2/1/16
TEXAS - 16.5%
   1,000,000     Frisco Independent             1,176,210
                 School District,
                 6.50%, 8/15/15,
                 (PSF-Gtd Insured)
   1,000,000     Plano Independent              1,103,060
                 School District,
                 5.38%, 2/15/16,
                 (PSF-Gtd Insured)
   1,000,000     San Antonio Electric &         1,142,570
                 Gas, 5.38%, 2/1/15
     500,000     San Antonio Electric &           568,730
                 Gas, 5.75%, 2/1/15
     500,000     University of Texas              573,730
                 Revenue, Series B,           -----------
                 5.25%, 8/15/19

                                                4,564,300
                                              -----------

WASHINGTON - 8.1%
   1,000,000     Seattle Municipal Light        1,107,370
                 & Power,
                 5.63%, 12/1/16
   1,000,000     Seattle Water Systems,         1,113,310
                 5.75%, 7/1/23, (FGIC
                 Insured)
                                                2,220,680
                                              -----------
TOTAL MUNICIPAL BONDS                          26,069,031
(Cost $24,003,498)                            -----------

INVESTMENT COMPANIES - 4.6%
     163,336     Goldman Sachs                    163,336
                 Financial Square
                 Tax-Free Institutional
                 Money Market Fund,
                 Investor Class
   1,090,079     Wells Fargo National           1,090,079
                 Tax-Free Money Market        -----------
                 Fund, Investor Class

TOTAL INVESTMENT COMPANIES                      1,253,415
(Cost $1,253,415)                             -----------

TOTAL INVESTMENTS                              27,322,446
(Cost $25,256,913) (a) - 99.3%

OTHER ASSETS IN EXCESS OF                         178,814
LIABILITIES - 0.7%                            -----------

NET ASSETS - 100.0%                           $27,501,260
                                              ===========

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
AMBAC - Ambac Assurance Corporation
FGIC - Financial Guaranty Insurance
FSA - Financial Security Assurance Inc.
MBIA - MBIA Insurance Corporation
PSF-Gtd -Permanent School Fund Guaranteed
Q-SBLF - Qualified SchoolBoard Loan Fund
XLCA - XL Capital Insurance

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

TAMARACK NORTH CAROLINA TAX-FREE BOND FUND

--------------------------------------------------------------------------------

SEPTEMBER 30, 2004

 SHARES OR
 PRINCIPAL
  AMOUNT                                        VALUE
------------                                  -----------
NORTH CAROLINA MUNICIPAL OBLIGATIONS - 89.9%
     500,000     Cabarrus County CP,          $   553,950
                 5.50%, 4/1/15, Callable
                 4/1/11 102
     335,000     Cabarrus County GO,              361,666
                 5.30%, 2/1/08, Callable
                 2/1/07 100.5, (MBIA
                 Insured)
     500,000     Catawba County                   535,970
                 Memorial Hospital
                 Project Revenue,
                 4.40%, 10/1/08,
                 (AMBAC Insured)
     300,000     Centennial Authority             315,102
                 Hotel Tax Revenue,
                 Arena Project,
                 4.65%, 9/1/06, (FSA
                 Insured)
     435,000     Charlotte GO, Series A,          464,936
                 4.75%, 2/1/10, Callable
                 2/1/08 101
     250,000     Charlotte Water &                267,138
                 Sewer System Revenue,
                 Series A, 4.38%, 7/1/15
     500,000     Charlotte-Mecklenburg            535,120
                 Health Care Systems
                 Revenue, Series A,
                 4.90%, 1/15/10,
                 Callable 1/15/07 102
   1,000,000     Cumberland County CP,          1,027,770
                 Series A,
                 6.20%, 12/1/07,
                 Pre-refunded 12/1/04
                 102, (AMBAC Insured)
     500,000     Cumberland County                546,015
                 Hospital Facilities
                 Revenue,
                 5.25%, 10/1/10,
                 Callable 10/1/09 101
     500,000     Duplin County,                   551,659
                 5.00%, 9/1/10,
                 (AMBAC Insured)
     300,000     Fayetteville Public Works        310,305
                 Commission Revenue,
                 Series A,
                 5.25%, 3/1/08, Callable
                 3/1/05 102, (AMBAC
                 Insured)
     265,000     Gastonia GO,                     270,276
                 3.40%, 4/1/11
     250,000     High Point Water &               263,378
                 Sewer System GO,
                 4.50%, 6/1/16, Callable
                 6/1/12 101, (MBIA
                 Insured)

 SHARES OR
 PRINCIPAL
  AMOUNT                                         VALUE
------------                                  -----------
     500,000     Iredell County Memorial      $   540,570
                 Hospital Revenue,
                 5.10%, 10/1/11,
                 Callable 10/1/07 101,
                 (AMBAC Insured)
     250,000     Lincoln County GO,               265,488
                 4.70%, 6/1/17, Callable
                 6/1/12 101, (FGIC
                 Insured)
     500,000     North Carolina                   544,615
                 Educational Facilities
                 Finance Agency
                 Revenue, Wake Forest
                 University Project,
                 5.00%, 11/1/12,
                 Callable 11/1/07 102
     415,000     North Carolina Housing           417,465
                 Finance Agency Home
                 Ownership Revenue,
                 Series A1, 4.75%,
                 1/1/05, AMT
     235,000     North Carolina Housing           244,689
                 Finance Agency Home
                 Ownership Revenue,
                 Series 4A, 4.45%,
                 7/1/07, AMT
     220,000     North Carolina Housing           231,449
                 Finance Agency Home
                 Ownership Revenue,
                 Series 13A, 4.95%,
                 7/1/14, Callable 7/1/11
                 100, AMT
     500,000     North Carolina                   549,360
                 Infrastructure CP,
                 5.00%, 2/1/11
     525,000     North Carolina Medical           570,103
                 Care Community
                 Hospital Revenue,
                 Southeastern Regional
                 Medical Center Project,
                 5.75%, 6/1/13, Callable
                 6/1/09 102
     500,000     North Carolina                   551,090
                 Municipal Power
                 Agency #1, Catawba
                 Electric Revenue,
                 5.25%, 1/1/09, (MBIA
                 Insured)
     250,000     North Carolina State             268,590
                 GO, Series A,
                 4.75%, 4/1/14, Callable
                 4/1/08 102
     250,000     North Carolina State             268,608
                 Public School Building
                 GO, 4.60%, 4/1/13,
                 Callable 4/1/09 102

================================================================================
SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================

TAMARACK NORTH CAROLINA TAX-FREE BOND FUND (CONT.)

--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                        VALUE
------------                                  -----------
     250,000     Pitt County Memorial         $   264,493
                 Hospital Revenue,
                 5.38%, 12/1/10,
                 Callable 12/1/05 102,
                 Escrowed to Maturity
     625,000     Pitt County Public               674,431
                 Facilities CP, Series A,
                 5.35%, 4/1/07, (MBIA
                    Insured)
     250,000     Union County GO                  270,678
                 School, 4.75%, 3/1/13,
                 Callable 3/1/11 101
     545,000     University of North              585,722
                 Carolina Greensboro
                 Revenue, Series A,
                 4.63%, 4/1/13, Callable
                 4/1/11 101, (FSA
                 Insured)
     500,000     Wake County GO,                  541,804
                 Series A,
                 4.75%, 2/1/14, Callable
                 2/1/11 101.5
     500,000     Winston-Salem CP,                538,000
                 Series A,                    -----------
                 5.30%, 6/1/09, Callable
                 6/1/06 102

TOTAL NORTH CAROLINA MUNICIPAL                 13,330,440
OBLIGATIONS (Cost $12,570,310)                -----------

INVESTMENT COMPANIES - 9.0%
     741,925     Goldman Sachs                    741,926
                 Financial Square Tax
                 Free Money Market
                 Fund, Investor Class
     593,540     Wells Fargo National             593,540
                 Tax-Free Money Market        -----------
                 Fund, Investor Class

TOTAL INVESTMENT COMPANIES                      1,335,466
(Cost $1,335,466)                             -----------

TOTAL INVESTMENTS                              14,665,906
(Cost $13,905,776) (a) - 98.9%

OTHER ASSETS IN EXCESS OF                         167,288
LIABILITIES - 1.1%                            -----------

NET ASSETS - 100.0%                           $14,833,194
                                              ===========

(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CP - Certificate of Participation
FGIC - Financial Guaranty Insurance Corp.
FSA - Financial Security Assurance
GO - General Obligation
MBIA - MBIA, Inc.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Tamarack Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the portfolios of Tamarack Funds Trust, which include Government Income Fund, Quality Fixed Income Fund, Tax-Free Income Fund and North Carolina Tax-Free Bond Fund (collectively, the "Funds") as of September 30, 2004. We have audited the related statements of operations, statements of changes in net assets and the financial highlights for the period from May 1, 2004 through September 30, 2004 and for the year ended April 30, 2004 for Government Income Fund, Quality Fixed Income Fund and North Carolina Tax-Free Bond Fund. We have audited the related statement of operations, statement of changes in net assets and the financial highlights for the period from July 1, 2004 through September 30, 2004 and for the year ended June 30, 2004 for Tax-Free Income Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights of Government Income Fund, Quality Fixed Income Fund and North Carolina Tax-Free Bond Fund for periods prior to April 30, 2004, were audited by other auditors whose report, dated June 17, 2003, expressed an unqualified opinion. The statement of changes in net assets and the financial highlights of Tax-Free Income Fund for periods prior to June 30, 2004, were audited by other auditors whose report, dated August 22, 2003, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the Funds' custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2004, and the results of operations, the changes in net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
November 19, 2004

================================================================================
MANAGEMENT
================================================================================

INDEPENDENT TRUSTEES(1)

--------------------------------------------------------------------------------

T. GERON BELL (63)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins and Victory Sports) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

LUCY HANCOCK BODE (53)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

LESLIE H. GARNER JR. (54)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

RONALD JAMES (53)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN:  17

--------------------------------------------------------------------------------

JOHN A. MACDONALD (55)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

H. DAVID RYBOLT (62)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT
================================================================================

INDEPENDENT TRUSTEES(1)

--------------------------------------------------------------------------------

JAMES R. SEWARD (51)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); Financial Consultant, Seward & Company, LLC (1998-2000); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

JAY H. WEIN (72)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (1989-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17


--------------------------------------------------------------------------------
Interested Trustees(1)

--------------------------------------------------------------------------------

MICHAEL T. LEE (41)

POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and Senior Vice President, Voyageur Asset Management Inc. (2003-present); Senior Portfolio Manager, Voyageur Asset Management Inc. (2000-present); Vice President, Senior Research Analyst and Equity Portfolio Manager, Voyageur Asset Management Inc. (1999-2003).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

Executive Officers(1)

--------------------------------------------------------------------------------

JENNIFER D. LAMMERS (43)
POSITION HELD WITH FUND: President and Chief Executive Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, Voyageur Asset Management (2000-present); Mutual Fund Services Director, Voyageur Asset Management (2003-present); Chief Financial Officer, Great Hall Investment Funds, Inc. (2001-2003); Compliance Officer, Great Hall Investment Funds, Inc. (2000-2001); Director of Finance, Voyageur Asset Management (2000-2003); Vice President and Manager, Financial Reporting, RBC Dain Rauscher (1998-2000); President and Chief Executive Officer (2003-2004)(2).

CHRISTOPHER J. TOMAS (34)
POSITION HELD WITH FUND: Treasurer, Chief Financial Officer, and Principal Accounting Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Finance Manager, RBC Dain Rauscher (2001-present); Compliance Officer, Great Hall Investment Funds, Inc. (2001-2003); Senior Financial Analyst, RBC Dain Rauscher (1999-2001); Financial Analyst, RBC Dain Rauscher (1997-1999); Treasurer, Chief Financial Officer and Principal Accounting Officer (2003-2004)(2).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.

================================================================================
MANAGEMENT
================================================================================

EXECUTIVE OFFICERS(1)

--------------------------------------------------------------------------------

MARTIN A. CRAMER (54)

POSITION HELD WITH FUND: Vice President, Assistant Secretary, Chief Compliance Officer, and AML Compliance Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B (mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer (2003-2004)(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds(3) (2001-2003).

--------------------------------------------------------------------------------

LAURA M. MORET (50)

POSITION HELD WITH FUND: Secretary and Chief Legal Officer; Since January, 2004 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Senior Associate Counsel, RBC Dain Rauscher (2002-present); Vice President and Group Counsel, American Express Financial Advisors (1995-2002); Secretary (2003-2004)(2).

--------------------------------------------------------------------------------

RAYE C. KANZENBACH (55)

POSITION HELD WITH FUND: Chief Investment Officer, Fixed Income Products; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Managing Director and Chief Investment Officer, Voyageur Asset Management; Chief Investment Officer, Great Hall Investment Funds, Inc. (1997-2004).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.
(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

================================================================================
SHARE CLASS INFORMATION
================================================================================


--------------------------------------------------------------------------------

The Tamarack Fixed Income Funds offer five share classes, three of which are currently authorized for sale to new investors. These three share classes are the A, C and R classes.

--------------------------------------------------------------------------------

A CLASS

A Class shares are available for purchase primarily through investment advisors, broker- dealers, banks and other financial services intermediaries. A Class shares of the Tamarack Fixed Income Funds are subject to a maximum up-front sales charge of 3.75% and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. A Class shares include a 0.25% (25 bps) annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 50 bps, but the Funds' distributor is currently voluntarily waiving 25 bps of the fee, and will continue to do so until at least March 31, 2005.) A Class shares have a higher up front sales charge (load) than C Class shares, but a lower annual expense ratio.

--------------------------------------------------------------------------------

C CLASS

C Class shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) C Class shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. C Class shares have a lower up-front sales charge (load) than A Class shares, but due to the higher service and distribution fee, have higher annual expenses than A Class shares.

--------------------------------------------------------------------------------

R CLASS

R Class shares are available for purchase through employer-sponsored or 401(k) retirement plans for which omnibus or program-level accounts are held on the books of the Funds. R Class shares have no upfront sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. R Class shares currently have annual expenses between A Class and C Class share expenses.

--------------------------------------------------------------------------------

S & I CLASS

S class and class I shares are currently closed to new investors. These share classes do not have an up front sales charge (load) or a 12b-1 service and distribution fee.

--------------------------------------------------------------------------------

For an investor purchasing Tamarack Funds shares through a financial services intermediary, the question as to which share class, A or C, is the best choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

As a shareholder of the Tamarack Funds, you incur two types of costs: (1) transaction costs, including any applicable sales charges (loads) on purchases, and redemption fees; (2) ongoing costs, including management fees; any applicable 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 through September 30, 2004.

--------------------------------------------------------------------------------

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. If these transactional costs were included, your costs would have been higher.

                                 BEGINNING         ENDING        EXPENSE PAID        EXPENSE RATIO
                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*       DURING PERIOD
                                   4/1/04         9/30/04      4/1/04 - 9/30/04   4/1/04 - 9/30/04 (D)
                              --------------- --------------- ------------------ ---------------------
Government
 Income Fund    Class A         $  1,000.00      $  993.60         $  5.53                1.11%
                Class I            1,000.00         994.80            4.29                0.86%
                Class C (a)        1,000.00         990.00            9.25                1.86%
                Class R (a)        1,000.00         993.20            6.78                1.36%
                Class S (b)        1,000.00         993.80            4.29                0.86%
Quality Fixed
 Income Fund    Class A            1,000.00       1,004.20            4.86                0.97%
                Class I            1,000.00       1,005.50            3.66                0.73%
                Class C (a)        1,000.00       1,000.50            8.60                1.72%
                Class R (a)        1,000.00       1,002.90            6.01                1.20%
                Class S (b)        1,000.00       1,005.50            3.61                0.72%
Tax-Free
 Income Fund    Class A (c)        1,000.00       1,002.60            6.16                1.23%
                Class C (c)        1,000.00         999.00            9.95                1.99%
                Class R (c)        1,000.00       1,001.40            7.51                1.50%
                Class S            1,000.00       1,003.80            4.96                0.99%
North Carolina
 Tax-Free
 Bond Fund      Class A            1,000.00       1,002.70            5.66                1.13%
                Class I            1,000.00       1,004.00            4.36                0.87%

(a) The inception date for Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class C shares).
(b) The inception date for Class S of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class I.
(c) The inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares).
(d)  Annualized.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE
FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 BEGINNING         ENDING        EXPENSE PAID        EXPENSE RATIO
                               ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*       DURING PERIOD
                                   4/1/04         9/30/04      4/1/04 - 9/30/04   4/1/04 - 9/30/04 (D)
                              --------------- --------------- ------------------ ---------------------
Government
 Income Fund    Class A         $  1,000.00      $1,019.45         $  5.60                1.11%
                Class I            1,000.00       1,020.70            4.34                0.86%
                Class C (a)        1,000.00       1,015.70            9.37                1.86%
                Class R (a)        1,000.00       1,018.20            6.86                1.36%
                Class S (b)        1,000.00       1,020.70            4.34                0.86%
Quality Fixed
 Income Fund    Class A            1,000.00       1,020.15            4.90                0.97%
                Class I            1,000.00       1,021.35            3.69                0.73%
                Class C (a)        1,000.00       1,016.40            8.67                1.72%
                Class R (a)        1,000.00       1,019.00            6.06                1.20%
                Class S (b)        1,000.00       1,021.40            3.64                0.72%
Tax-Free
 Income Fund    Class A (c)        1,000.00       1,018.85            6.21                1.23%
                Class C (c)        1,000.00       1,015.05           10.02                1.99%
                Class R (c)        1,000.00       1,017.50            7.57                1.50%
                Class S            1,000.00       1,020.05            5.00                0.99%
North Carolina
 Tax-Free
 Bond Fund      Class A            1,000.00       1,019.35            5.70                1.13%
                Class I            1,000.00       1,020.65            4.39                0.87%

(a) The inception date for Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class C shares).
(b) The inception date for Class S of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class I.
(c) The inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares).
(d)  Annualized.
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the six month period ending September 30, 2004 divided by the number of days in the twelve month period ending September 30, 2004.

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Tamarack Funds                                                    PRSRT STD
P.O. Box 219757                                                 U.S. POSTAGE
Kansas City, MO 64121-9757                                          PAID
                                                              PERMIT NO. 2891
                                                              KANSAS CITY MO.
800-422-2766
www.tamarackfunds.com










TF AR 9/04 TAMARACK DISTRIBUTORS INC.
532144 (9/04)

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11(a)(1).

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS JAY H. WEIN, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2003     $100,000
2004     $513,300

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003     $3,254
2004     $46,000

     Amount requiring approval of the registrant's audit committee is $0 and $0, respectively.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003     $0
2004     $81,175

Fees for both years relate to the review of the registrant's tax returns. Amount requiring approval of the registrant's audit committee is $0 and $0, respectively.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2002     $0
2003     $0

     Amount requiring approval of the registrant's audit committee is $0 and $0, respectively.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Audit Committee ("Committee") shall review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Funds employ their auditor to render "permissible non-audit services" to the Funds. (A "permissible non-audit service" is defined as a non-audit service that is not prohibited by Rule 2-01(c)(4) of Regulation S-X or other applicable law or regulation.) The Committee shall also review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds (an "Adviser-affiliated service provider"), employ the Funds' auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Committee shall consider whether the provision of such services is consistent with the auditor's independence. (See also "Delegation" below.)

          Pre-approval by the Committee of non-audit services is not required so long as:

               (1) (A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid to the auditor by the Funds during the fiscal year in which the services are provided;

                    (B) with respect to the Adviser and any Adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Adviser and any Adviser-affiliated service provider during the fiscal year in which the services are provided;

               (2) such services were not recognized by the Funds at the time of the engagement to be non-audit services; and

               (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or its Delegate(s) (as defined below).

          (c)  Delegation

               The Committee may delegate to one or more of its members ("Delegates") authority to pre-approve the auditor's provision of audit services or permissible non-audit services to the Funds, or the provision of non-audit services to the Adviser or any Adviser-affiliated service provider. Any pre-approval determination made by a Delegate shall be presented to the full Committee at its next meeting. The Committee shall communicate any pre-approval made by it or a Delegate to the Sub-Administrator, who will ensure that the appropriate disclosure is made in the Funds' periodic reports and other documents as required under the federal securities laws.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4 (b)
         2003     100%
         2004     100%

     Amount requiring approval of the registrant's audit committee is 100% and 100%, respectively.

4 (c)
         2003     100%
         2004     100%

     Amount requiring approval of the registrant's audit committee is 100% and 100%, respectively.

4 (d)
         2003     100%
         2004     100%

     Amount requiring approval of the registrant's audit committee is 100% and 100%, respectively.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. Not Applicable.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         2003     $0
         2004     $0

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B)
               of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
          (b)  If applicable, provide the disclosure required by Rule 10A-3(d)
               under the Exchange Act (17CFR 240.10A-3(d)) regarding an
               exemption from the listing standards for all audit committees.

THE REGISTRANT HAS A SEPARATELY DESIGNATED STANDING AUDIT COMMITTEE IN ACCORDANCE WITH SECTION 3(a)(58)(A) OF THE EXCHANGE ACT (15 U.S.C. 78C(a)(58)(A)). AUDIT COMMITTEE MEMBERS ARE LESLIE H. GARNER, H. DAVID RYBOLT AND JAY H. WEIN.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to
Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Tamarack Funds Trust
             ------------------------------------------------------------------

By (Signature and Title)*  /s/ Jennifer Lammers
                         ------------------------------------------------------
                           Jennifer Lammers, President and
                             Chief Financial Officer

Date 12/2/04
     ---------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*  /s/ Jennifer Lammers
                         ------------------------------------------------------
                           Jennifer Lammers, President and
                             Chief Financial Officer

Date 12/2/04
     ---------------------------


* Print the name and title of each signing officer under his or her signature.